THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

                                                                              ALLIANCE
                                                                            INTERMEDIATE                                  ALLIANCE
                                                                ALLIANCE     GOVERNMENT      ALLIANCE       ALLIANCE     GROWTH AND
                                                              MONEY MARKET   SECURITIES    QUALITY BOND    HIGH YIELD      INCOME
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                             -------------  ------------  -------------  ------------  -------------
ASSETS:
Investments at value (Notes 1 and 4) ....................... $ 675,646,698  $153,979,477  $ 236,099,104  $591,549,816  $ 836,062,221
Cash .......................................................       190,018     3,089,811      3,149,038            --        496,109
Receivable for securities sold .............................            --            --        755,460    20,514,002      8,943,643
Collateral held for securities loaned (Note 1) .............            --    13,398,420     34,829,110            --     52,777,716
Receivable from Separate Accounts for Trust shares sold ....     3,250,523       248,776        493,628     2,787,163      7,418,116
Unrealized appreciation of forward currency contracts
 (Notes 1 and 4) ...........................................            --            --             --            --             --
Dividends, interest and other receivables ..................     2,493,722     1,500,240      2,498,624     9,615,704      1,411,261
                                                             -------------  ------------  -------------  ------------  -------------
 Total assets ..............................................   681,580,961   172,216,724    277,824,964   624,466,685    907,109,066
                                                             -------------  ------------  -------------  ------------  -------------
LIABILITIES:
Options written at value (Premiums received: Alliance
 Common Stock Portfolio--$80,537,659) (Notes 1 and 4)                   --            --             --            --             --
Payable to custodian .......................................            --            --             --        28,266             --
Payable for securities purchased ...........................            --     9,389,106             --    17,485,398      8,108,498
Payable for collateral received on securities loaned .......            --    13,398,420     34,829,110            --     52,777,716
Payable to Separate Accounts for Trust shares redeemed .....     6,664,268        70,652        192,918       743,682        267,818
Unrealized depreciation of forward currency contracts
 (Notes 1 and 4) ...........................................            --            --             --            --             --
Variation margin payable on futures contracts ..............            --            --             --            --             --
Distribution fees payable ..................................        44,570         2,612             --        32,452         14,987
Investment advisory fees payable ...........................       211,218        64,430        108,850       328,511        391,179
Trustees' fees payable .....................................        31,736         6,887          7,401        11,166         11,030
Accrued expenses ...........................................        51,604         9,686          9,668        21,606         33,662
                                                             -------------  ------------  -------------  ------------  -------------
 Total liabilities .........................................     7,003,396    22,941,793     35,147,947    18,651,081     61,604,890
                                                             -------------  ------------  -------------  ------------  -------------
NET ASSETS ................................................. $ 674,577,565  $149,274,931  $ 242,677,017  $605,815,604  $ 845,504,176
                                                             =============  ============  =============  ============  =============
Investments at cost ........................................ $ 675,482,450  $152,597,186  $ 233,677,932  $599,907,011  $ 738,955,650
                                                             =============  ============  =============  ============  =============
COMPONENTS OF NET ASSETS (NOTE 1):
Paid in capital ............................................ $ 673,763,622  $156,000,246  $ 238,099,023  $599,161,148  $ 685,490,717
Accumulated undistributed (overdistributed) net
 investment income .........................................       624,574       127,133        533,623       847,232         54,531
Accumulated undistributed net realized gain (loss) .........        25,121    (8,234,739)     1,623,273    14,164,419     62,852,357
Unrealized appreciation/depreciation on investments and
 foreign currency denominated assets and liabilities .......       164,248     1,382,291      2,421,098    (8,357,195)    97,106,571
                                                             -------------  ------------  -------------  ------------  -------------
NET ASSETS ................................................. $ 674,577,565  $149,274,931  $ 242,677,017  $605,815,604  $ 845,504,176
                                                             =============  ============  =============  ============  =============
CLASS IA SHARES:
Net Assets ................................................. $ 462,290,303  $136,460,266  $ 242,677,017  $449,307,960  $ 772,855,663
                                                             =============  ============  =============  ============  =============
Shares outstanding (Note 5) ................................    45,327,708    14,356,196     24,592,199    43,045,676     44,660,830
                                                             =============  ============  =============  ============  =============
Net asset value, offering and redemption price per share
 (Note 1) . ................................................ $       10.20  $       9.51  $        9.87  $      10.44  $       17.30
                                                             =============  ============  =============  ============  =============
CLASS IB SHARES:
Net Assets ................................................. $ 212,287,262  $ 12,814,665                 $156,507,644  $  72,648,513
                                                             =============  ============                 ============  =============
Shares outstanding (Note 5) ................................    20,840,307     1,349,309                   15,020,438      4,204,186
                                                             =============  ============                 ============  =============
Net asset value, offering and redemption price per share
 (Note 1) .................................................. $       10.19  $       9.50                 $      10.42  $       17.28
                                                             =============  ============                 ============  =============

See Notes to Financial Statements.

                                                                     ALLIANCE
    ALLIANCE        ALLIANCE          ALLIANCE        ALLIANCE      AGGRESSIVE
  EQUITY INDEX    COMMON STOCK         GLOBAL      INTERNATIONAL      STOCK
   PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------  ----------------  ---------------  ------------  ---------------
$1,388,081,236  $ 11,905,232,646  $ 1,418,728,014  $219,249,260  $ 5,040,760,071
     1,715,415        82,125,812        7,737,850     7,670,139               --
       998,672        61,601,971        9,592,122     1,286,170       48,036,676
   173,270,053       995,733,730      146,945,006    14,485,756      756,961,100
     5,685,621        41,583,099        2,086,228       510,627        4,398,175
            --                --          291,762        46,744               --
     1,501,643         9,448,530        2,294,088       543,993        2,696,695
--------------  ----------------  ---------------  ------------  ---------------
 1,571,252,640    13,095,725,788    1,587,675,070   243,792,689    5,852,852,717
--------------  ----------------  ---------------  ------------  ---------------
            --       135,178,515               --            --               --
            --                --               --            --        1,573,708
            --       144,218,856          850,388     4,991,422       52,701,424
   173,270,053       995,733,730      146,945,006    14,485,756      756,961,100
            --            25,717        2,474,028       176,077       16,504,842
            --                --               --            --               --
       121,100                --               --            --               --
            48           100,239            7,165         1,163           26,275
       337,764         3,575,894          784,948       177,006        2,293,841
        18,788           351,226           35,421         4,928          169,796
        63,375         2,701,630          242,040       102,853          206,433
--------------  ----------------  ---------------  ------------  ---------------
   173,811,128     1,281,885,807      151,338,996    19,939,205      830,437,419
--------------  ----------------  ---------------  ------------  ---------------
$1,397,441,512  $ 11,813,839,981  $ 1,436,336,074  $223,853,484  $ 5,022,415,298
==============  ================  ===============  ============  ===============
$  992,807,520  $  8,247,760,627  $ 1,133,971,794  $211,915,057  $ 4,415,146,312
==============  ================  ===============  ============  ===============
$1,000,786,481  $  7,226,206,249  $ 1,093,447,339  $216,779,436  $ 4,057,762,661
      (335,830)       11,560,589          858,582    (1,240,414)         372,365
     1,453,195       973,244,234       58,026,160       942,427      338,666,513
   395,537,666     3,602,828,909      284,003,993     7,372,035      625,613,759
--------------  ----------------  ---------------  ------------  ---------------
$1,397,441,512  $ 11,813,839,981  $ 1,436,336,074  $223,853,484  $ 5,022,415,298
==============  ================  ===============  ============  ===============
$1,397,215,139  $ 11,311,406,877  $ 1,401,575,588  $218,271,294  $ 4,895,216,377
==============  ================  ===============  ============  ===============
    60,620,601       443,517,632       70,264,243    19,022,929      123,790,060
==============  ================  ===============  ============  ===============
$        23.05  $          25.50  $         19.95  $      11.47  $         39.54
==============  ================  ===============  ============  ===============
$      226,373  $    502,433,104  $    34,760,486  $  5,582,190  $   127,198,921
==============  ================  ===============  ============  ===============
         9,825        19,731,370        1,744,315       486,736        3,226,886
==============  ================  ===============  ============  ===============
$        23.04  $          25.46  $         19.93  $      11.47  $         39.42
==============  ================  ===============  ============  ===============


   ALLIANCE      ALLIANCE                         ALLIANCE
  SMALL CAP    CONSERVATIVE      ALLIANCE          GROWTH
    GROWTH      INVESTORS        BALANCED        INVESTORS
  PORTFOLIO     PORTFOLIO       PORTFOLIO        PORTFOLIO
------------  -------------  ---------------  --------------
$285,482,425  $ 345,261,819  $ 1,872,124,463  $1,882,127,118
   8,147,113        487,065        2,165,832      18,633,843
     170,280        336,877        3,602,944       8,883,308
          --     74,639,672      452,723,965     351,367,507
   1,594,738        324,824        1,181,042       2,482,915
          --             --               --          82,231
     196,820      2,165,721       10,233,948       6,165,638
------------  -------------  ---------------  --------------
 295,591,376    423,215,978    2,342,032,194   2,269,742,560
------------  -------------  ---------------  --------------
          --             --               --              --
          --             --               --              --
  12,953,267      1,324,010        2,448,857       5,147,930
          --     74,639,672      452,723,965     351,367,507
   5,771,819         20,460           23,721         485,631
          --          8,316           68,497              --
          --             --               --              --
      18,577          3,042               --          12,382
     205,130        141,962          668,139         861,521
       1,435         13,752           90,333          52,018
       5,767         53,493          141,971         185,528
------------  -------------  ---------------  --------------
  18,955,995     76,204,707      456,165,483     358,112,517
------------  -------------  ---------------  --------------
$276,635,381  $ 347,011,271  $ 1,885,866,711  $1,911,630,043
============  =============  ===============  ==============
$277,868,815  $ 317,521,701  $ 1,616,088,236  $1,622,608,781
============  =============  ===============  ==============
$264,767,137  $ 304,092,482  $ 1,516,157,908  $1,531,493,991
     (38,218)       304,552          889,029        (813,185)
   4,292,852     14,889,486      112,866,554     122,131,643
   7,613,610     27,724,751      255,953,220     258,817,594
------------  -------------  ---------------  --------------
$276,635,381  $ 347,011,271  $ 1,885,866,711  $1,911,630,043
============  =============  ===============  ==============
$186,353,683  $ 331,529,925  $ 1,885,866,711  $1,851,125,683
============  =============  ===============  ==============
  13,943,392     26,323,007       98,019,792      90,253,892
============  =============  ===============  ==============
$      13.37  $       12.59  $         19.24  $        20.51
============  =============  ===============  ==============
$ 90,281,698  $  15,481,346                   $   60,504,360
============  =============                   ==============
   6,766,669      1,230,124                        2,953,403
============  =============                   ==============
$      13.34  $       12.59                   $        20.49
============  =============                   ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)


                                                                          ALLIANCE
                                                                        INTERMEDIATE                                    ALLIANCE
                                                           ALLIANCE      GOVERNMENT     ALLIANCE        ALLIANCE       GROWTH AND
                                                         MONEY MARKET    SECURITIES   QUALITY BOND     HIGH YIELD        INCOME
                                                           PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                         -----------     ----------    ----------    --------------   -----------
INVESTMENT INCOME:
 Income*(Note 1):
  Dividends (including $928,224 and
   $1,596,319 from affiliated companies for the
   Alliance Common Stock and Alliance
   Aggressive Stock Portfolios, respectively) .........  $        --     $       --    $       --    $           --   $ 2,839,627
  Interest ............................................   17,188,899      3,999,358     6,879,774        27,401,616            --
                                                         -----------     ----------    ----------    --------------   -----------
   Total income .......................................   17,188,899      3,999,358     6,879,774        27,401,616     2,839,627
                                                         -----------     ----------    ----------    --------------   -----------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee .............................    1,077,532        334,970       576,545         1,552,924     1,971,803
  Custodian fees ......................................       39,522         19,859        37,529            36,165        40,669
  Distribution fees--Class IB .........................      198,786         10,449            --           136,252        64,479
  Printing and mailing expenses .......................       51,666          6,466        11,082            23,557        35,617
  Professional fees ...................................        5,861          1,300         2,104             4,798         6,689
  SEC registration fees ...............................        5,135            435           283               363         2,114
  Trustees' fees ......................................        6,743          1,492         2,418             5,524         6,698
  Miscellaneous .......................................        5,043          1,666         2,259             4,254         5,652
                                                         -----------     ----------    ----------    --------------   -----------
   Total expenses .....................................    1,390,288        376,637       632,220         1,763,837     2,133,721
                                                         -----------     ----------    ----------    --------------   -----------
NET INVESTMENT INCOME (LOSS) ..........................   15,798,611      3,622,721     6,247,554        25,637,779       705,906
                                                         -----------     ----------    ----------    --------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $37,488,198 and
   $60,405,244 from affiliated companies for
   the Alliance Common Stock and Alliance
   Aggressive Stock Portfolios, respectively) .........        5,716        597,209     2,084,447        12,013,116    55,405,605
  On options written ..................................           --             --            --                --            --
  On foreign currency transactions ....................           --             --        80,060                --            --
  On futures contracts ................................           --             --            --                --            --
                                                         -----------     ----------    ----------    --------------   -----------
 Realized gain (loss)--net ............................        5,716        597,209     2,164,507        12,013,116    55,405,605
                                                         -----------     ----------    ----------    --------------   -----------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities .......................................       52,377         45,386       514,987       (15,981,192)   24,241,334
  On options written ..................................           --             --            --                --            --
  On foreign currency transactions ....................           --             --      (227,036)               --            --
  On futures contracts ................................           --             --            --                --            --
                                                         -----------     ----------    ----------    --------------   -----------
 Unrealized appreciation/depreciation--net ............       52,377         45,386       287,951       (15,981,192)   24,241,334
                                                         -----------     ----------    ----------    --------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ..............       58,093        642,595     2,452,458        (3,968,076)   79,646,939
                                                         -----------     ----------    ----------    --------------   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ............  $15,856,704     $4,265,316    $8,700,012    $   21,669,703   $80,352,845
                                                         ===========     ==========    ==========    ==============   ===========

---------
* Net of foreign taxes withheld on dividends of $360, $209,666, $937,306, $289,760, $31,155, $313,839 and $412,901 for the Alliance Equity Index,
      Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively, and on interest of $14,125 and $27 for the Alliance Quality Bond and Alliance Conservative Investors Portfolios, respectively.

See Notes to Financial Statements.

                                                                       ALLIANCE
  ALLIANCE          ALLIANCE          ALLIANCE         ALLIANCE       AGGRESSIVE
EQUITY INDEX      COMMON STOCK         GLOBAL       INTERNATIONAL        STOCK
  PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO
------------     --------------     ------------    ------------    ------------
$  8,751,172     $   48,277,033     $ 10,169,471    $  2,279,671    $ 10,237,855
     657,061         25,412,523        1,756,668         373,160       6,590,069
------------     --------------     ------------    ------------    ------------
   9,408,233         73,689,556       11,926,139       2,652,831      16,827,924
------------     --------------     ------------    ------------    ------------

   1,934,555         19,223,982        4,286,605         965,714      13,171,775
      77,439            214,831          346,310         163,414         115,311
         212            435,664           34,231           5,351         124,960
      62,717            562,232           89,120          18,810         278,423
      10,919            101,371           12,905           2,056          48,475
       3,076                 --            1,782             344              --
      12,568            116,486           14,831           2,367          55,646
       8,783             75,702           10,250           2,226          36,569
------------     --------------     ------------    ------------    ------------
   2,110,269         20,730,268        4,796,034       1,160,282      13,831,159
------------     --------------     ------------    ------------    ------------
   7,297,964         52,959,288        7,130,105       1,492,549       2,996,765
------------     --------------     ------------    ------------    ------------






     981,368        597,816,821       43,198,396       3,323,489     209,741,458
          --        200,176,533               --              --              --
       3,916           (545,628)       7,113,378       2,319,183              --
     514,350                 --               --              --              --
------------     --------------     ------------    ------------    ------------
   1,499,634        797,447,726       50,311,774       5,642,672     209,741,458
------------     --------------     ------------    ------------    ------------
 174,035,360        971,110,313      140,117,591      19,418,617     207,855,418
          --        (39,597,401)              --              --              --
     (10,468)            (2,106)      (5,536,764)     (1,896,302)             --
     135,650                 --               --              --              --
------------     --------------     ------------    ------------    ------------
 174,160,542        931,510,806      134,580,827      17,522,315     207,855,418
------------     --------------     ------------    ------------    ------------
 175,660,176      1,728,958,532      184,892,601      23,164,987     417,596,876
------------     --------------     ------------    ------------    ------------
$182,958,140     $1,781,917,820     $192,022,706    $ 24,657,536    $420,593,641
============     ==============     ============    ============    ============


  ALLIANCE       ALLIANCE                        ALLIANCE
 SMALL CAP     CONSERVATIVE      ALLIANCE         GROWTH
   GROWTH        INVESTORS       BALANCED       INVESTORS
 PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------    -----------    ------------    ------------
$   540,094    $   566,313    $  5,256,888    $  7,265,820
    561,871      6,970,891      26,606,757      16,880,375
-----------    -----------    ------------    ------------
  1,101,965      7,537,204      31,863,645      24,146,195
-----------    -----------    ------------    ------------

    969,884        776,925       3,707,577       4,568,488
     51,516         63,712         169,878         217,119
     83,905         12,335              --          59,363
     10,996         18,191         100,727         106,530
      1,914          3,167          17,537          17,254
        365            103              --           2,110
      2,208          3,639          20,145          19,567
      2,120          3,047          13,678          13,468
-----------    -----------    ------------    ------------
  1,122,908        881,119       4,029,542       5,003,899
-----------    -----------    ------------    ------------
    (20,943)     6,656,085      27,834,103      19,142,296
-----------    -----------    ------------    ------------






  5,893,550     10,465,503      85,450,806      90,178,851
         --             --              --              --
         --        111,727       1,793,696       3,105,086
         --             --              --              --
-----------    -----------    ------------    ------------
  5,893,550     10,577,230      87,244,502      93,283,937
-----------    -----------    ------------    ------------
  6,869,916      7,999,888      74,220,198      84,896,882
         --             --              --              --
         --       (149,483)     (1,550,173)     (2,632,029)
         --             --              --              --
-----------    -----------    ------------    ------------
  6,869,916      7,850,405      72,670,025      82,264,853
-----------    -----------    ------------    ------------
 12,763,466     18,427,635     159,914,527     175,548,790
-----------    -----------    ------------    ------------
$12,742,523    $25,083,720    $187,748,630    $194,691,086
===========    ===========    ============    ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       ALLIANCE
                                                                      ALLIANCE                  INTERMEDIATE GOVERNMENT
                                                               MONEY MARKET PORTFOLIO            SECURITIES PORTFOLIO
                                                           -------------------------------   -----------------------------
                                                             SIX MONTHS                        SIX MONTHS
                                                                ENDED         YEAR ENDED         ENDED         YEAR ENDED
                                                              JUNE 30,       DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                                                1998             1997             1998            1997
                                                           --------------   --------------   -------------   -------------
                                                             (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..................................  $   15,798,611   $   24,630,559   $   3,622,721   $   5,754,750
 Realized gain--net .....................................           5,716           57,662         597,209         995,258
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ...........................          52,377          (45,650)         45,386         715,736
                                                           --------------   --------------   -------------   -------------
 Net increase in net assets from operations .............      15,856,704       24,642,571       4,265,316       7,465,744
                                                           --------------   --------------   -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..................     (11,198,129)     (21,721,933)     (3,268,366)     (5,646,086)
  Distributions from realized gains .....................              --          (30,365)             --              --
                                                           --------------   --------------   -------------   -------------
 Total Class IA dividends and distributions .............     (11,198,129)     (21,752,298)     (3,268,366)     (5,646,086)
                                                           --------------   --------------   -------------   -------------
 Class IB:
  Dividends from net investment income ..................      (4,125,844)      (2,801,881)       (244,778)        (90,108)
  Distributions from realized gains .....................              --           (7,892)             --              --
                                                           --------------   --------------   -------------   -------------
 Total Class IB dividends and distributions .............      (4,125,844)      (2,809,773)       (244,778)        (90,108)
                                                           --------------   --------------   -------------   -------------
 Decrease in net assets from dividends and
  distributions .........................................     (15,323,973)     (24,562,071)     (3,513,144)     (5,736,194)
                                                           --------------   --------------   -------------   -------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ...........................................     606,267,336      902,735,892      35,505,905      40,498,885
  Shares issued in reinvestment of dividends and
    distributions .......................................      11,198,129       21,752,298       3,268,366       5,646,086
  Shares redeemed .......................................    (605,852,774)    (938,706,582)    (18,171,109)    (21,146,992)
                                                           --------------   --------------   -------------   -------------
 Total Class IA transactions ............................      11,612,691      (14,218,392)     20,603,162      24,997,979
                                                           --------------   --------------   -------------   -------------
 Class IB:
  Shares sold ...........................................     138,722,667      158,089,618       8,028,072       5,061,316
  Shares issued in reinvestment of dividends and
    distributions .......................................       4,125,844        2,809,773         244,778          90,108
  Shares redeemed .......................................     (54,051,818)     (39,732,243)       (519,149)        (97,482)
                                                           --------------   --------------   -------------   -------------
 Total Class IB transactions ............................      88,796,693      121,167,148       7,753,701       5,053,942
                                                           --------------   --------------   -------------   -------------
 Net increase in net assets derived from share
  transactions ..........................................     100,409,384      106,948,756      28,356,863      30,051,921
                                                           --------------   --------------   -------------   -------------
INCREASE IN NET ASSETS ..................................     100,942,115      107,029,256      29,109,035      31,781,471
NET ASSETS, BEGINNING OF PERIOD .........................     573,635,450      466,606,194     120,165,896      88,384,425
                                                           --------------   --------------   -------------   -------------
NET ASSETS, END OF PERIOD* ..............................  $  674,577,565   $  573,635,450   $ 149,274,931   $ 120,165,896
                                                           ==============   ==============   =============   =============

----------
* Including accumulated undistributed (overdistributed) net investment income of $624,574 and $149,936 for the Alliance Money Market Portfolio; $127,133 and $17,556 for the Alliance Intermediate Government Securities Portfolio; $533,623 and $321,561 for the Alliance Quality Bond Portfolio; $847,232 and $29,459 for the Alliance High Yield Portfolio; $54,531 and $(7,871) for the Alliance Growth and Income Portfolio; $(335,830) and $(17,221) for the Alliance Equity Index Portfolio, as of June 30, 1998 and December 31, 1997, respectively.

See Notes to Financial Statements.

                                                                           ALLIANCE
            ALLIANCE                       ALLIANCE                   GROWTH AND INCOME                    ALLIANCE
     QUALITY BOND PORTFOLIO          HIGH YIELD PORTFOLIO                 PORTFOLIO                 EQUITY INDEX PORTFOLIO
 -----------------------------  ------------------------------  -----------------------------   -------------------------------
   SIX MONTHS                     SIX MONTHS                      SIX MONTHS                      SIX MONTHS
     ENDED         YEAR ENDED        ENDED         YEAR ENDED       ENDED         YEAR ENDED         ENDED          YEAR ENDED
    JUNE 30,      DECEMBER 31,     JUNE 30,       DECEMBER 31,     JUNE 30,      DECEMBER 31,      JUNE 30,        DECEMBER 31,
      1998            1997           1998             1997           1998            1997            1998              1997
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
  (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)                      (UNAUDITED)
 $  6,247,554    $  11,009,665  $  25,637,779    $  29,463,188  $     705,906   $   3,994,742   $    7,297,964    $   9,754,995
    2,164,507        5,117,055     12,013,116       19,038,590     55,405,605      40,626,845        1,499,634        3,560,666


      287,951         (291,468)   (15,981,192)       2,081,485     24,241,334      45,313,202      174,160,542      159,119,452
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
    8,700,012       15,835,252     21,669,703       50,583,263     80,352,845      89,934,789      182,958,140      172,435,113
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
   (6,035,492)     (11,132,504)   (19,212,202)     (26,828,709)      (627,795)     (3,997,147)      (7,615,708)     (10,027,043)
           --               --             --      (13,814,454)            --     (31,316,552)              --       (3,323,415)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
   (6,035,492)     (11,132,504)   (19,212,202)     (40,643,163)      (627,795)    (35,313,699)      (7,615,708)     (13,350,458)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
           --               --     (5,607,804)      (2,657,724)       (15,709)        (65,287)            (865)            (648)
           --               --             --       (2,518,666)            --      (1,815,517)              --             (392)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
           --               --     (5,607,804)      (5,176,390)       (15,709)     (1,880,804)            (865)          (1,040)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------

   (6,035,492)     (11,132,504)   (24,820,006)     (45,819,553)      (643,504)    (37,194,503)      (7,616,573)     (13,351,498)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
   36,271,825       49,175,799    124,960,084      161,350,185    161,448,035     251,418,234      291,926,135      450,997,869

    6,035,492       11,132,504     19,212,202       40,643,163        627,795      35,313,699        7,615,708       13,350,458
   (5,528,298)     (16,801,045)   (49,192,842)     (52,652,236)   (18,588,683)    (17,464,089)     (21,275,572)     (66,043,438)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
   36,779,019       43,507,258     94,979,444      149,341,112    143,487,147     269,267,844      278,266,271      398,304,889
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
           --               --     87,610,819       63,018,257     37,292,667      31,791,055           98,281          137,857

           --               --      5,607,804        5,176,390         15,709       1,880,804              865            1,040
           --               --     (1,043,038)        (534,056)    (2,756,581)         (4,484)          (6,496)         (35,558)
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
           --               --     92,175,585       67,660,591     34,551,795      33,667,375           92,650          103,339
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------

   36,779,019       43,507,258    187,155,029      217,001,703    178,038,942     302,935,219      278,358,921      398,408,228
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
   39,443,539       48,210,006    184,004,726      221,765,413    257,748,283     355,675,505      453,700,488      557,491,843
  203,233,478      155,023,472    421,810,878      200,045,465    587,755,893     232,080,388      943,741,024      386,249,181
 ------------    -------------  -------------    -------------  -------------   -------------   --------------    -------------
 $242,677,017    $ 203,233,478  $ 605,815,604    $ 421,810,878  $ 845,504,176   $ 587,755,893   $1,397,441,512    $ 943,741,024
 ============    =============  =============    =============  =============   =============   ==============    =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                        ALLIANCE                            ALLIANCE
                                                                 COMMON STOCK PORTFOLIO                 GLOBAL PORTFOLIO
                                                            ---------------------------------   ---------------------------------
                                                               SIX MONTHS                         SIX MONTHS
                                                                 ENDED            YEAR ENDED         ENDED           YEAR ENDED
                                                                JUNE 30,         DECEMBER 31,      JUNE 30,         DECEMBER 31,
                                                                  1998               1997            1998               1997
                                                            ---------------    --------------   --------------     --------------
                                                              (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ...........................   $    52,959,288    $   55,815,739   $    7,130,105     $   11,050,762
 Realized gain--net .....................................       797,447,726       983,715,133       50,311,774        101,771,496
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ...........................       931,510,806     1,046,218,790      134,580,827         14,062,715
                                                            ---------------    --------------   --------------     --------------
 Net increase (decrease) in net assets from operations ..     1,781,917,820     2,085,749,662      192,022,706        126,884,973
                                                            ---------------    --------------   --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..................       (49,037,339)      (43,806,963)      (6,619,319)       (23,003,562)
  Distributions from realized gains .....................                --      (700,688,717)              --        (76,503,591)
                                                            ---------------    --------------   --------------     --------------
 Total Class IA dividends and distributions .............       (49,037,339)     (744,495,680)      (6,619,319)       (99,507,153)
                                                            ---------------    --------------   --------------     --------------
 Class IB:
  Dividends from net investment income ..................        (1,302,834)         (241,911)        (103,291)          (319,694)
  Distributions from realized gains .....................                --       (16,923,582)              --         (1,359,092)
                                                            ---------------    --------------   --------------     --------------
 Total Class IB dividends and distributions .............        (1,302,834)      (17,165,493)        (103,291)        (1,678,786)
                                                            ---------------    --------------   --------------     --------------
 Decrease in net assets from dividends and
  distributions .........................................       (50,340,173)     (761,661,173)      (6,722,610)      (101,185,939)
                                                            ---------------    --------------   --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ...........................................       582,504,721     1,034,152,489       81,330,779        241,147,160
  Shares issued in reinvestment of dividends and
    distributions .......................................        49,037,339       744,495,680        6,619,319         99,507,153
  Shares redeemed .......................................      (327,261,325)     (394,260,503)     (71,936,237)      (159,826,842)
                                                            ---------------    --------------   --------------     --------------
 Total Class IA transactions ............................       304,280,735     1,384,387,666       16,013,861        180,827,471
                                                            ---------------    --------------   --------------     --------------
 Class IB:
  Shares sold ...........................................       217,962,415       209,141,659       10,672,596         21,767,932
  Shares issued in reinvestment of dividends and
    distributions .......................................         1,302,834        17,165,493          103,291          1,678,786
  Shares redeemed .......................................        (2,057,383)         (643,153)      (1,140,765)        (1,917,712)
                                                            ---------------    --------------   --------------     --------------
 Total Class IB transactions ............................       217,207,866       225,663,999        9,635,122         21,529,006
                                                            ---------------    --------------   --------------     --------------
 Net increase (decrease) in net assets derived from
  share transactions ....................................       521,488,601     1,610,051,665       25,648,983        202,356,477
                                                            ---------------    --------------   --------------     --------------
INCREASE IN NET ASSETS ..................................     2,253,066,248     2,934,140,154      210,949,079        228,055,511
NET ASSETS, BEGINNING OF PERIOD .........................     9,560,773,733     6,626,633,579    1,225,386,995        997,331,484
                                                            ---------------    --------------   --------------     --------------
NET ASSETS, END OF PERIOD* ..............................   $11,813,839,981    $9,560,773,733   $1,436,336,074     $1,225,386,995
                                                            ===============    ==============   ==============     ==============

----------
* Including accumulated undistributed (overdistributed) net investment income of $11,560,589 and $8,941,474 for the Alliance Common Stock Portfolio; $858,582 and $451,087 for the Alliance Global Portfolio; $(1,240,414) and $(1,256,432) for the Alliance International Portfolio; $372,365 and $(113,631) for the Alliance Aggressive Stock Portfolio; $(38,218) and $(461) for the Alliance Small Cap Growth Portfolio; $304,552 and $35,314 for the Alliance Conservative Investors Portfolio, as of June 30, 1998 and December 31, 1997, respectively.

**    Commencement of Operations.

See Notes to Financial Statements.

                                                                                 ALLIANCE                       ALLIANCE
           ALLIANCE                             ALLIANCE                     SMALL CAP GROWTH            CONSERVATIVE INVESTORS
    INTERNATIONAL PORTFOLIO            AGGRESSIVE STOCK PORTFOLIO                PORTFOLIO                     PORTFOLIO
---------------------------------  ---------------------------------  ------------------------------  ----------------------------
   SIX MONTHS                         SIX MONTHS                         SIX MONTHS    MAY 1, 1997**    SIX MONTHS
     ENDED           YEAR ENDED         ENDED          YEAR ENDED          ENDED             TO           ENDED        YEAR ENDED
    JUNE 30,        DECEMBER 31,       JUNE 30,       DECEMBER 31,        JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,
      1998              1997             1998             1997              1998            1997           1998           1997
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
  (UNAUDITED)                        (UNAUDITED)                        (UNAUDITED)                    (UNAUDITED)
$     1,492,549   $     1,609,964  $    2,996,765  $       4,499,773  $       (20,943) $      16,358  $   6,656,085  $  12,201,104
      5,642,672         8,394,226     209,741,458        523,431,192        5,893,550      1,627,719     10,577,230     13,986,324


     17,522,315       (15,340,188)    207,855,418        (75,825,667)       6,869,916        743,694      7,850,405     10,167,050
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
     24,657,536        (5,335,998)    420,593,641        452,105,298       12,742,523      2,387,771     25,083,720     36,354,478
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
     (1,448,691)       (5,505,067)     (2,510,769)        (6,323,032)         (16,814)       (16,325)    (6,168,897)   (11,954,796)
             --        (9,560,102)             --       (381,316,889)              --     (2,163,100)            --     (9,269,071)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
     (1,448,691)      (15,065,169)     (2,510,769)      (387,639,921)         (16,814)    (2,179,425)    (6,168,897)   (21,223,867)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
        (27,840)          (69,625)             --             (8,975)              --           (904)      (217,950)       (74,433)
             --          (161,535)             --         (6,038,166)              --     (1,071,973)            --       (163,419)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
        (27,840)         (231,160)             --         (6,047,141)              --     (1,072,877)      (217,950)      (237,852)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------

     (1,476,531)      (15,296,329)     (2,510,769)      (393,687,062)         (16,814)    (3,252,302)    (6,386,847)   (21,461,719)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
    301,299,398       204,985,168     679,702,253      1,331,662,733      324,061,412    154,901,196     21,074,658     34,060,741

      1,448,691        15,065,169       2,510,769        387,639,921           16,814      2,179,425      6,168,897     21,223,868
   (297,899,664)     (161,266,462)   (788,017,824)    (1,058,223,800)    (241,211,978)   (62,293,798)   (21,760,696)   (44,876,250)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
      4,848,425        58,783,875    (105,804,802)       661,078,854       82,866,248     94,786,823      5,482,859     10,408,359
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
      2,738,724         3,841,704      48,764,071         72,451,903       40,867,118     46,064,536      9,455,443      5,707,042

         27,840           231,160              --          6,047,141               --      1,072,877        217,950        237,851
       (839,686)         (234,071)     (1,884,146)          (608,248)        (823,146)       (60,253)      (382,768)      (107,498)
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
      1,926,878         3,838,793      46,879,925         77,890,796       40,043,972     47,077,160      9,290,625      5,837,395
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------

      6,775,303        62,622,668     (58,924,877)       738,969,650      122,910,220    141,863,983     14,773,484     16,245,754
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
     29,956,308        41,990,341     359,157,995        797,387,886      135,635,929    140,999,452     33,470,357     31,138,513
    193,897,176       151,906,835   4,663,257,303      3,865,869,417      140,999,452             --    313,540,914    282,402,401
---------------   ---------------  --------------  -----------------  ---------------  -------------  -------------  -------------
$   223,853,484   $   193,897,176  $5,022,415,298  $   4,663,257,303  $   276,635,381  $ 140,999,452  $ 347,011,271  $ 313,540,914
===============   ===============  ==============  =================  ===============  =============  =============  =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

                                                                                                          ALLIANCE
                                                                     ALLIANCE                          GROWTH INVESTORS
                                                                BALANCED PORTFOLIO                         PORTFOLIO
                                                        ---------------------------------     ---------------------------------
                                                          SIX MONTHS                            SIX MONTHS
                                                             ENDED           YEAR ENDED            ENDED           YEAR ENDED
                                                           JUNE 30,         DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                                             1998               1997               1998               1997
                                                        --------------     --------------     --------------     --------------
                                                          (UNAUDITED)                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................   $   27,834,103     $   55,060,063     $   19,142,296     $   32,794,295
 Realized gain--net .................................       87,244,502        113,021,038         93,283,937        121,986,091
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................       72,670,025         65,873,768         82,264,853         78,749,885
                                                        --------------     --------------     --------------     --------------
 Net increase in net assets from operations .........      187,748,630        233,954,869        194,691,086        233,530,271
                                                        --------------     --------------     --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..............      (27,029,082)       (54,844,131)       (18,029,318)       (37,426,355)
  Distributions from realized gains .................               --        (84,244,038)                --        (84,649,354)
                                                        --------------     --------------     --------------     --------------
 Total Class IA dividends and distributions .........      (27,029,082)      (139,088,169)       (18,029,318)      (122,075,709)
                                                        --------------     --------------     --------------     --------------
 Class IB:
  Dividends from net investment income ..............               --                 --           (462,315)          (527,651)
  Distributions from realized gains .................               --                 --                 --         (1,840,006)
                                                        --------------     --------------     --------------     --------------
 Total Class IB dividends and distributions .........               --                 --           (462,315)        (2,367,657)
                                                        --------------     --------------     --------------     --------------
 Decrease in net assets from dividends and
  distributions .....................................      (27,029,082)      (139,088,169)       (18,491,633)      (124,443,366)
                                                        --------------     --------------     --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................       42,639,308         64,626,322         72,166,680        177,931,189
  Shares issued in reinvestment of dividends and
    distributions ...................................       27,029,082        139,088,169         18,029,318        122,075,709
  Shares redeemed ...................................      (68,609,756)      (212,348,166)       (41,117,222)       (80,173,883)
                                                        --------------     --------------     --------------     --------------
 Total Class IA transactions ........................        1,058,634         (8,633,675)        49,078,776        219,833,015
                                                        --------------     --------------     --------------     --------------
 Class IB:
  Shares sold .......................................               --                 --         22,661,408         34,376,432
  Shares issued in reinvestment of dividends and
    distributions ...................................               --                 --            462,315          2,367,657
  Shares redeemed ...................................               --                 --         (2,890,624)        (1,660,277)
                                                        --------------     --------------     --------------     --------------
 Total Class IB transactions ........................               --                 --         20,233,099         35,083,812
                                                        --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets derived from
  share transactions ................................        1,058,634         (8,633,675)        69,311,875        254,916,827
                                                        --------------     --------------     --------------     --------------
INCREASE IN NET ASSETS ..............................      161,778,182         86,233,025        245,511,328        364,003,732
NET ASSETS, BEGINNING OF PERIOD .....................    1,724,088,529      1,637,855,504      1,666,118,715      1,302,114,983
                                                        --------------     --------------     --------------     --------------
NET ASSETS, END OF PERIOD* ..........................   $1,885,866,711     $1,724,088,529     $1,911,630,043     $1,666,118,715
                                                        ==============     ==============     ==============     ==============

----------
* Including accumulated undistributed (overdistributed) net investment income of $889,029 and $84,008 for the Alliance Balanced Portfolio; $(813,185) and $(1,463,848) for the Alliance Growth Investors Portfolio, as of June 30, 1998 and December 31, 1997, respectively.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)
---------------------------------------------------------------------------------------------
                                                                                    EFFECTIVE
                                                     PRINCIPAL         VALUE         ANNUAL
                                                       AMOUNT         (NOTE 1)       YIELD*
---------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES (0.3%)
Chase Manhattan Corp.
 Due 08/28/98 ..................................    $ 2,000,000     $ 1,980,828        5.57%
                                                                    -----------
CERTIFICATES OF DEPOSIT
Barclays Bank
 Due 08/25/98 ..................................     10,000,000      10,000,498        5.83
Rabobank Nederland N.V.
 Due 04/27/99 ..................................      3,500,000       3,503,687        5.82
Royal Bank of Canada, New York
 Due 02/24/99 ..................................      9,000,000       8,989,759        5.78
Swiss Bank Corp.
 Due 03/24/99 ..................................     25,000,000      24,997,038        5.65
Westdeutsche Landesbank
 Due 07/31/98 ..................................      5,000,000       4,999,934        5.78
                                                                    -----------
  TOTAL CERTIFICATES OF DEPOSIT (7.8%) .........                     52,490,916
                                                                    -----------
COMMERCIAL PAPER
Barton Capital Corp.:
 Due 07/06/98 ..................................      3,985,000       3,981,922        5.60
 Due 07/24/98 ..................................      6,719,000       6,695,218        5.62
Bavaria Universal Funding Corp.
 Due 09/29/98 ..................................     25,000,000      24,655,625        5.62
Corporate Asset Funding Co.
 Due 08/17/98 ..................................     16,700,000      16,579,212        5.58
Corporate Asset Securitization Australia
 Due 08/05/98 ..................................      3,000,000       2,983,900        5.63
Clipper Receivables Corp.
 Due 08/12/98 ..................................     23,184,000      23,034,695        5.62
Concord Minuteman Capital Corp.
 Due 08/17/98 ..................................     25,000,000      24,817,222        5.64
CXC, Inc.
 Due 08/12/98 ..................................     10,000,000       9,935,366        5.59
Four Winds Funding Corp.
 Due 07/14/98 ..................................     25,000,000      24,949,805        5.61
Grand Funding Corp.
 Due 08/28/98 ..................................     25,000,000      24,777,665        5.63
Greenwich Asset Funding, Inc.
 Due 07/01/98 ..................................     25,000,000      25,000,000        5.54
International Securitization
 Due 08/17/98 ..................................     17,400,000      17,274,603        5.64
Lexington Capital Corp.
 Due 07/01/98 ..................................     25,000,000      25,000,000        5.60
Old Line Funding Corp.
 Due 08/12/98 ..................................     24,000,000      23,845,440        5.69
Park Avenue Receivables:
 Due 07/14/98 ..................................      3,078,000       3,071,820        5.66
 Due 08/17/98 ..................................     25,000,000      24,819,833        5.61
Premium Funding, Inc.
 Due 07/27/98 ..................................     14,900,000      14,840,382        5.64

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------
                                                                                          EFFECTIVE
                                                        PRINCIPAL           VALUE          ANNUAL
                                                         AMOUNT           (NOTE 1)         YIELD*
-----------------------------------------------------------------------------------------------------
Rose Funding Ltd.
 Due 08/26/98 ....................................    $25,101,000       $ 24,885,465     5.65%
Salomon Smith Barney Holdings, Inc.
 Due 08/12/98 ....................................     25,000,000         24,837,833     5.59
Sheffield Receivable Corp.:
 Due 08/17/98 ....................................      6,000,000          5,956,760     5.65
 Due 08/17/98 ....................................     19,400,000         19,260,190     5.64
Sigma Finance Corp.
 Due 11/12/98 ....................................      4,976,000          4,874,501     5.62
SPARC EM Ltd.:
 Due 08/12/98 ....................................     20,000,000         19,871,200     5.58
 Due 08/26/98 ....................................      5,000,000          4,957,067     5.63
Thames Asset Global Securitization No. 1, Inc.
 Due 09/08/98 ....................................     15,000,000         14,842,163     5.61
Three Rivers Funding Corp.
 Due 07/22/98 ....................................     16,278,000         16,225,394     5.64
Westways Funding Ltd.
 Due 08/05/98 ....................................     22,910,000         22,786,158     5.62
Windmill Funding Corp.
 Due 08/26/98 ....................................     25,115,000         24,899,345     5.63
Wood Street Funding
 Due 07/22/98 ....................................     16,478,000         16,424,746     5.65
                                                                        ------------
  TOTAL COMMERCIAL PAPER (73.6%) .................                       496,083,530
                                                                        ------------
U.S. GOVERNMENT AGENCIES (3.7%)
Federal Home Loan Bank
 Due 03/17/99 ....................................     25,000,000         25,090,215     5.72
                                                                        ------------
VARIABLE RATE SECURITIES
CC (USA), Inc.
 Due 10/27/98(a) .................................     20,000,000         20,003,294     5.74
Federal Farm Credit Bank
 Due 10/01/98(a) .................................     20,000,000         20,000,000     5.50
General Electric Capital Corp., Series 1
 Due 06/04/99(a) .................................     25,000,000         24,999,470     5.58
SMM Trust, Series 1998-B
 Due 03/05/99(a)+ ................................     15,000,000         14,999,943     5.66
Wachovia Bank and Trust Co. NA
 Due 02/19/99(a) .................................     20,000,000         19,998,502     5.58
                                                                        ------------
  TOTAL VARIABLE RATE SECURITIES (14.8%) .........                       100,001,209
                                                                        ------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES (100.2%)
 (Amortized Cost $675,482,450) ...................                       675,646,698
OTHER ASSETS LESS LIABILITIES (-0.2%) ............                        (1,069,133)
                                                                        ------------
NET ASSETS (100.0%) ..............................                      $674,577,565
                                                                        ============

----------
*     Based on market values at the close of business on June 30, 1998.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At June 30, 1998, this security amounted to $14,999,943 or 2.2% of net assets.

(a) Coupon will fluctuate based upon an interest rate index. Stated due date reflects final maturity of security.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

----------------------------------------------------------------------
                                         PRINCIPAL           VALUE
                                          AMOUNT           (NOTE 1)
----------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
ASSET BACKED (4.0%)
Advanta Credit Card Master
  Trust Series 1996-CA
  5.8075%, 11/15/03 (a) ...........    $ 3,025,000       $  3,024,032
IMC Home Equity Loan Trust
  Series 1998-4A
  5.8163%, 08/20/29 (a) ...........      3,000,000          2,999,062
                                                         ------------
                                                            6,023,094
                                                         ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (6.0%)
Allied Capital Commercial
  Mortgage Trust
  6.31%, 09/25/03 .................      4,291,871          4,263,716
Federal National Mortgage
  Association Series 1997-M8
  6.94%, 01/25/22 .................      3,901,363          4,024,490
Residential Funding Mortgage
  Securities, Inc. Series 1993-S11
  7.25%, 03/25/23 .................        650,411            648,786
                                                         ------------
                                                            8,936,992
                                                         ------------
MORTGAGE RELATED (9.4%)
Federal Home Loan Mortgage
  Corp. GOLD
  9.5%, 01/01/20 ..................          4,847              5,246
Federal National Mortgage
  Association:
  9.0%, 02/15/20 ..................      7,065,359          7,573,217
  30 Year TBA 6.5%, 06/01/28 ......      6,450,000          6,421,736
                                                         ------------
                                                           14,000,199
                                                         ------------
U.S. GOVERNMENT & AGENCIES (71.7%)
Federal Farm Credit Corp.
  6.29%, 08/25/04 .................      4,700,000          4,829,377
Federal Home Loan Bank:
  5.5%, 01/10/01 ..................      4,500,000          4,479,975
  5.77%, 02/03/04 .................      6,430,000          6,444,577
Federal National Mortgage
  Association
  5.75%, 04/15/03 .................      9,850,000          9,876,398


----------------------------------------------------------------------
                                         PRINCIPAL           VALUE
                                          AMOUNT           (NOTE 1)
----------------------------------------------------------------------
Tennessee Valley Authority
  6.5%, 08/20/01 ..................    $ 5,400,000       $  5,524,848
U.S. Treasury:
  5.375% Note, 01/31/00 ...........      9,575,000          9,551,063
  5.5% Note, 03/31/00 .............      8,525,000          8,522,340
  5.75% Note, 11/15/00 ............      2,500,000          2,512,500
  5.625% Note, 05/15/01 ...........     15,500,000         15,545,972
  6.125% Note, 12/31/01 ...........      6,800,000          6,921,128
  6.25% Note, 06/30/02 ............      5,500,000          5,635,784
  5.5% Note, 03/31/03 .............      7,000,000          6,995,625
  11.875% Bond, 11/15/03 ..........      6,300,000          8,119,125
  6.625% Note, 05/15/07 ...........     11,150,000         11,982,771
                                                         ------------
                                                          106,941,483
                                                         ------------
TOTAL LONG-TERM DEBT SECURITIES (91.1%)
 (Amortized Cost $134,519,477)                            135,901,768
                                                         ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
  5.85%, due 07/01/98 .............     11,100,000         11,100,000
  5.5%, due 07/23/98 ..............      3,000,000          2,989,953
Federal National Mortgage
  Association
  5.51%, due 07/21/98 .............      4,000,000          3,987,756
                                                         ------------
  TOTAL U.S. GOVERNMENT AGENCIES (12.1%)                   18,077,709
                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES (12.1%)
 (Amortized Cost $18,077,709) .....                        18,077,709
                                                         ------------
TOTAL INVESTMENTS (103.2%)
 (Amortized Cost $152,597,186)                            153,979,477
OTHER ASSETS LESS LIABILITIES (-3.2%)                      (4,704,546)
                                                         ------------
NET ASSETS (100.0%) ...............                     $149,274,931
                                                        =============

----------
(a) Coupon will fluctuate based upon an interest rate index. Stated due date reflects final maturity of security.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

----------------------------------------------------------------------
                                          PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
----------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (2.1%)
CHEMICALS
Reliance Industries Ltd.
  10.375%, 06/24/16+ ...............    $ 5,500,000       $ 5,187,815
                                                         ------------
CONSUMER CYCLICALS (2.3%)
HOUSEHOLD FURNITURE, APPLIANCES
Sony Corp.
  6.125%, 03/04/03 .................      5,500,000         5,512,814
                                                         ------------
CONSUMER NONCYCLICALS
MEDIA & CABLE
Tele-Communications, Inc.
  9.8%, 02/01/12 ...................      6,530,000         8,399,604
Time Warner Entertainment Co.
  8.375%, 03/15/23 .................      5,700,000         6,676,467
Turner Broadcasting System, Inc.
  8.375%, 07/01/13 .................      2,450,000         2,808,141
                                                         ------------
  TOTAL CONSUMER NONCYCLICALS (7.4%)                       17,884,212
                                                         ------------
CREDIT SENSITIVE
BANKS (1.8%)
Chase Manhattan Corp.
  6.375%, 04/01/08 .................      4,500,000         4,507,470
                                                         ------------
UTILITY--ELECTRIC (2.6%)
Dominion Resources Capital
  Trust I
  7.83%, 12/01/27 ..................      5,925,000         6,243,172
                                                         ------------
  TOTAL CREDIT SENSITIVE (4.4%) ....                       10,750,642
                                                         ------------
U.S. GOVERNMENT AGENCIES
MORTGAGE RELATED
Federal Home Loan Mortgage
  Corp.:
  7.0%, 09/01/11 ...................      6,177,747         6,287,791
  7.0%, 02/01/13 ...................      4,797,243         4,882,697
Federal National Mortgage
  Association:
  5.25%, 01/15/03 ..................     17,790,000        17,461,952
  6.5%, 06/01/11 ...................     10,741,645        10,802,014
  6.5%, 09/01/11 ...................      1,770,039         1,779,987
  6.5%, 05/01/13 ...................      4,951,323         4,979,150
  7.0%, 05/01/26 ...................      7,137,966         7,238,290
  7.0%, 03/01/27 ...................      1,791,943         1,817,138
  7.0%, 01/01/28 ...................     11,039,734        11,194,897


----------------------------------------------------------------------
                                          PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
----------------------------------------------------------------------
Government National Mortgage
  Association:
  7.5%, 12/15/25 ...................    $   935,032       $   960,455
  7.5%, 01/15/27 ...................      1,002,677         1,029,940
  7.5%, 04/15/27 ...................      1,412,012         1,450,405
  7.5%, 05/15/27 ...................      1,371,335         1,408,621
  7.5%, 06/15/27 ...................        938,091           963,598
  7.0%, 07/15/27 ...................      2,894,686         2,939,930
  7.5%, 09/15/27 ...................      1,376,612         1,414,042
  7.5%, 11/15/27 ...................        935,236           960,665
  7.0%, 02/15/28 ...................      8,700,120         8,836,102
  6.5%, 03/15/28 ...................      3,612,512         3,603,481
                                                         ------------
  TOTAL U.S. GOVERNMENT AGENCIES (37.1%)
                                                           90,011,155
                                                         ------------
U.S. GOVERNMENT
U.S. Treasury:
  6.5% Note, 08/31/01 ..............     15,250,000        15,659,844
  6.5% Note, 05/31/02 ..............     17,165,000        17,733,591
  6.875% Note, 05/15/06 ............     13,500,000        14,622,187
  6.125% Bond, 11/15/27 ............     22,725,000        24,351,269
                                                         ------------
  TOTAL U.S. GOVERNMENT (29.8%)                            72,366,891
                                                         ------------
ENERGY (3.3%)
COAL & GAS PIPELINES
Williams Companies, Inc.
  6.125%, 02/01/01 .................      8,055,000         8,034,138
                                                         ------------
TOTAL LONG-TERM DEBT SECURITIES (86.4%)
  (Amortized Cost $207,326,495).....                      209,747,667
                                                         ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.
  5.85%, due 07/01/98 ..............      5,400,000         5,400,000
Federal National Mortgage
  Association:
  5.6%, due 07/06/98 ...............     10,000,000         9,992,222
  5.51%, due 07/21/98 ..............      5,000,000         4,984,695
  5.48%, due 07/29/98 ..............      6,000,000         5,974,520
                                                         ------------
  TOTAL U.S. GOVERNMENT AGENCIES (10.9%)                   26,351,437
                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES (10.9%)
  (Amortized Cost $26,351,437) .....                       26,351,437
                                                         ------------
TOTAL INVESTMENTS (97.3%)
  (Amortized Cost $233,677,932).....                      236,099,104
OTHER ASSETS
  LESS LIABILITIES (2.7%) ..........                        6,577,913
                                                         ------------
NET ASSETS (100.0%) ................                     $242,677,017
                                                         ============

----------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At June 30, 1998, this security amounted to $5,187,815 or 2.1% of net assets.

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

------------------------------------------------------------------------------
                                                  NUMBER              VALUE
                                                 OF SHARES          (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING & BROADCASTING
Pegasus Communications Corp.
  (Class A)* ...........................            3,384         $    79,524
                                                                  -----------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings, Inc.--
  Warrants (expire 05/01/02)* ..........           11,850              17,775
                                                                  -----------
CONSUMER CYCLICALS
LEISURE RELATED (0.1%)
Discovery Zone--Warrants
  (expire 08/01/07)*+ ..................            3,500             210,000
                                                                  -----------
RETAIL--GENERAL (0.0%)
FTD Corp.*+ ............................           37,500              18,750
                                                                  -----------
  TOTAL CONSUMER CYCLICALS (0.1%)                                     228,750
                                                                  -----------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical Technology,
  Inc.--Warrants (expire
  06/30/03)* ...........................              618              61,028
                                                                  -----------
SOAPS & TOILETRIES (0.0%)
Renaissance Cosmetics--
  Warrants (expire 08/15/01)* ..........            2,000                   0
                                                                  -----------
  TOTAL CONSUMER
     NONCYCLICALS (0.0%) ...............                               61,028
                                                                  -----------
TECHNOLOGY
ELECTRONICS (0.0%)
Interactive Systems Corp.--
  Warrants (expire 08/01/03)* ..........            1,500               3,900
                                                                  -----------
TELECOMMUNICATIONS (0.1%)
Knology Holdings, Inc.--
  Warrants (expire 10/15/07)* ..........           15,000                   0
Optel, Inc.* ...........................           10,000             400,000
Orion Network Systems, Inc.--
  Warrants (expire 01/15/07)* ..........            4,000                   0
Primus Telecommunications--
  Warrants (expire 08/01/04)* ..........            6,500             195,000
                                                                  -----------
                                                                      595,000
                                                                  -----------
  TOTAL TECHNOLOGY (0.1%) ..............                              598,900
                                                                  -----------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (0.2%)
  (Cost $111,660) ......................                              985,977
                                                                  -----------
PREFERRED STOCKS:
CONSUMER CYCLICALS (0.8%)
HOUSEHOLD FURNITURE, APPLIANCES
Eagle-Picher Holdings
  0.0%(a)*+ ............................              900           5,130,000
                                                                  -----------
ENERGY (0.4%)
OIL--DOMESTIC
Chesapeake Energy Corp.
  7.0% Conv.+ ..........................           48,000           2,160,000
                                                                  -----------
TECHNOLOGY
TELECOMMUNICATIONS (3.7%)
Benedek Communications Corp.
  11.5%(b)+ ............................            3,000           3,000,000


------------------------------------------------------------------------------
                                                  NUMBER              VALUE
                                                 OF SHARES          (NOTE 1)
------------------------------------------------------------------------------
Concentric Network Corp.
  13.5%(b)+ ............................            3,000         $ 3,000,000
Nextel Communications, Inc.
  (Class A)
  11.125%(b)*+ .........................            7,000           7,175,000
Rural Cellular Corp.
  11.375%(b)+ ..........................            5,000           5,000,000
21st Century Telecom Group
  13.75%(b) ............................            4,000           4,360,000
                                                                  -----------
  TOTAL TECHNOLOGY (3.7%) ..............                           22,535,000
                                                                  -----------
TOTAL PREFERRED STOCKS (4.9%)
  (Cost $29,810,580) ...................                           29,825,000
                                                                  -----------
                                                 PRINCIPAL
                                                  AMOUNT
                                                 --------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (0.4%)
Aqua Chemicals, Inc.
  11.25%, 07/01/08+ ....................      $ 2,500,000           2,537,500
                                                                  -----------
METALS & MINING (2.7%)
AE1 Holding Co.
  10.0%, 11/15/07+ .....................        6,500,000           6,435,000
Glencore Nickel Proprietary Ltd.
  9.0%, 12/01/14+ ......................        4,000,000           3,840,000
P&L Coal Holdings Corp.
  9.625%, 05/15/08+ ....................        6,100,000           6,267,750
                                                                  -----------
                                                                   16,542,750
                                                                  -----------
PAPER (2.2%)
American Pad & Paper Co.
  (Series B)
  13.0%, 11/15/05 ......................        3,500,000           3,517,500
Millar Western Forest
  9.875%, 05/15/08+ ....................        6,500,000           6,337,500
Pen Tab Industries, Inc.
  10.875%, 02/01/07 ....................        3,500,000           3,465,000
                                                                  -----------
                                                                   13,320,000
                                                                  -----------
STEEL (0.5%)
Schuff Steel Co.
  10.5%, 06/01/08+ .....................        3,000,000           2,970,000
                                                                  -----------
  TOTAL BASIC MATERIALS (5.8%) .........                           35,370,250
                                                                  -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
ATC Group Services
  12.0%, 01/15/08+ .....................        5,500,000           5,060,000
                                                                  -----------
PRINTING, PUBLISHING &
  BROADCASTING (4.1%)
Central European Media
  Enterprises Ltd.
  9.375%, 08/15/04 .....................        6,000,000           5,805,000
Radio One, Inc.
  7.0%, 05/15/04(c) ....................        5,000,000           5,100,000
Regional Independent Media
  10.5%, 07/01/08+ .....................        3,000,000           3,045,000
Supercanal Holdings SA
  14.5%, 12/15/07+ .....................        1,760,350           1,760,350
Telemundo Group, Inc.
  7.0%, 02/15/06(c) ....................        8,235,000           8,842,331
                                                                  -----------
                                                                   24,552,681
                                                                  -----------

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

------------------------------------------------------------------------------
                                           PRINCIPAL               VALUE
                                            AMOUNT                (NOTE 1)
------------------------------------------------------------------------------
PROFESSIONAL SERVICES (1.0%)
Employee Solutions, Inc.
  10.0%, 10/15/04 ....................   $3,250,000               $3,185,000
T/SF Communications Corp.
  (Series B)
  10.375%, 11/01/07 ..................    3,000,000                3,052,500
                                                                  ----------
                                                                   6,237,500
                                                                  ----------
TRUCKING, SHIPPING (2.6%)
Navigator Gas Transport
  10.5%, 06/30/07+ ...................    4,850,000                5,092,500
Stena Line AB
  10.625%, 06/01/08 ..................    6,000,000                6,075,000
TBS Shipping International Ltd.
  10.0%, 05/01/05+ ...................    4,700,000                4,277,000
                                                                  ----------
                                                                  15,444,500
                                                                  ----------
  TOTAL BUSINESS SERVICES (8.5%)                                  51,294,681
                                                                  ----------
CAPITAL GOODS
BUILDING & CONSTRUCTION (3.1%)
Cathay International Ltd.
  13.0%, 04/15/08+ ...................    8,000,000                7,040,000
GS Superhighway Holdings
  10.25%, 08/15/07+ ..................   10,000,000                7,112,500
MMI Products, Inc.
  11.25%, 04/15/07 ...................    4,000,000                4,380,000
                                                                  ----------
                                                                  18,532,500
                                                                  ----------
ELECTRICAL EQUIPMENT (1.5%)
Elgar Holdings
  9.875%, 02/01/08+ ..................    2,250,000                2,092,500
Trench Elec & Trench, Inc.
  10.25%, 12/15/07+ ..................    4,000,000                4,050,000
Wesco, Inc.
  Zero Coupon, 06/01/08(a)+ ..........    5,000,000                2,925,000
                                                                  ----------
                                                                   9,067,500
                                                                  ----------
MACHINERY (0.3%)
High Voltage Engineering
  10.5%, 08/15/04+ ...................    2,000,000                2,060,000
                                                                  ----------
  TOTAL CAPITAL GOODS (4.9%) .........                            29,660,000
                                                                  ----------
CONSUMER CYCLICALS
AIRLINES (0.8%)
Trans World Airlines
  11.375%, 03/01/06+ .................    5,000,000                5,006,250
                                                                  ----------
APPAREL, TEXTILE (0.5%)
NTEX, Inc.
  11.5%, 06/01/06+ ...................    3,000,000                2,970,000
                                                                  ----------
AUTO RELATED (1.7%)
Federal Mogul Corp.
  7.875%, 07/01/10 ...................    6,500,000                6,527,358
Safety Components
  International, Inc.
  10.125%, 07/15/07 ..................    3,500,000                3,675,000
                                                                  ----------
                                                                  10,202,358
                                                                  ----------
FOOD SERVICES, LODGING (1.3%)
Mastellone Hermanos SA
  11.75%, 04/01/08+ ..................    4,000,000                3,985,000
Romacorp, Inc.
  12.0%, 07/01/06+ ...................    4,000,000                4,060,000
                                                                  ----------
                                                                   8,045,000
                                                                  ----------

------------------------------------------------------------------------------
                                           PRINCIPAL               VALUE
                                            AMOUNT                (NOTE 1)
------------------------------------------------------------------------------
HOUSEHOLD FURNITURE, APPLIANCES (2.1%)
Home Interiors & Gifts, Inc.
  10.125%, 06/01/08+ .................   $6,700,000               $6,842,375
Sealy Mattress Co.
  9.875%, 12/15/07+ ..................    2,750,000                2,915,000
Spin Cycle, Inc.
  Zero Coupon, 05/01/05(a) ...........    4,000,000                2,820,000
                                                                  ----------
                                                                  12,577,375
                                                                  ----------
LEISURE RELATED (4.4%)
Discovery Zone
  13.5%, 08/01/02+ ...................    3,500,000                3,150,000
E&S Holdings Corp.
  10.375, 10/01/06 ...................    8,000,000                5,880,000
Hedstrom Corp.
  10.0%, 06/01/07+ ...................    6,000,000                6,150,000
Planet Hollywood
  International, Inc.
  12.0%, 04/01/05+ ...................    5,000,000                4,525,000
Silverleaf Resorts, Inc.
  10.5%, 04/01/08 ....................    3,000,000                2,910,000
Waterford Gaming LLC
  12.75%, 11/15/03 ...................    3,784,000                4,181,320
                                                                  ----------
                                                                  26,796,320
                                                                  ----------
RETAIL--GENERAL (1.1%)
Pantry, Inc.
  12.0%, 11/15/00 ....................    2,150,000                2,284,375
V2 Music Holdings
  Zero Coupon, 04/15/08(a) ...........    8,000,000                4,120,000
                                                                  ----------
                                                                   6,404,375
                                                                  ----------
  TOTAL CONSUMER CYCLICALS (11.9%)                                72,001,678
                                                                  ----------
CONSUMER NONCYCLICALS
BEVERAGES (0.7%)
TM Group Holdings
  11.0%, 05/15/08+ ...................    4,000,000                4,095,000
                                                                  ----------
CONTAINERS (1.0%)
Anchor Glass
  11.25%, 04/01/05+ ..................    4,000,000                4,290,000
MVE, Inc.
  12.5%, 02/15/02 ....................    2,000,000                2,040,000
                                                                  ----------
                                                                   6,330,000
                                                                  ----------
FOODS (3.8%)
Grupo Azucarero Mexico
  11.5%, 01/15/05+ ...................    6,000,000                5,137,500
Imperial Holly Corp.
  9.75%, 12/15/07+ ...................   10,000,000               10,025,000
Specialty Foods Corp.
  11.125%, 10/01/02 ..................    8,000,000                8,000,000
                                                                  ----------
                                                                  23,162,500
                                                                  ----------
HOSPITAL SUPPLIES & SERVICES (0.7%)
Universal Hospital Services
  10.25%, 03/01/08+ ..................    4,000,000                4,000,000
                                                                  ----------
MEDIA & CABLE (0.6%)
HMV Media Group PLC
  10.25%, 05/15/08+ ..................    3,300,000                3,349,500
                                                                  ----------

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

------------------------------------------------------------------------------
                                          PRINCIPAL               VALUE
                                           AMOUNT                (NOTE 1)
------------------------------------------------------------------------------
RETAIL--FOOD (1.0%)
Digiorgio Corp.
  10.0%, 06/15/07 ...................   $6,000,000               $5,970,000
                                                                 ----------
  TOTAL CONSUMER
     NONCYCLICALS (7.8%) ............                            46,907,000
                                                                 ----------
CREDIT SENSITIVE
BANKS (1.1%)
Tokai Bank
  9.98%, 12/29/49+ ..................    7,000,000                6,475,000
                                                                 ----------
FINANCIAL SERVICES (1.7%)
Metris Companies, Inc.
  10.0%, 11/01/04+ ..................    8,000,000                8,360,000
Wilshire Financial Services
  Group (Series B)
  13.0%, 08/15/04 ...................    2,000,000                2,150,000
                                                                 ----------
                                                                 10,510,000
                                                                 ----------
  TOTAL CREDIT SENSITIVE (2.8%) .....                            16,985,000
                                                                 ----------
ENERGY
COAL & GAS PIPELINES (0.9%)
Chesapeake Energy Corp.
  9.625%, 05/01/05+ .................    5,200,000                5,213,000
                                                                 ----------
OIL--DOMESTIC (5.7%)
Bayard Drilling Technologies, Inc.
  11.0%, 06/30/08+ ..................    4,000,000                4,000,000
Doe Run Resources Corp.
  11.25%, 03/15/05+ .................    4,000,000                4,040,000
Michael Petroleum Corp.
  11.5%, 04/01/05+ ..................    3,000,000                3,000,000
Transamerican Energy
  11.5%, 06/15/02+ ..................   13,000,000               11,960,000
Trans-Resources, Inc.
  10.75%, 03/15/08+ .................    5,000,000                5,150,000
TransTexas Gas Corp.
  13.75%, 12/31/01 ..................    5,829,000                6,528,480
                                                                 ----------
                                                                 34,678,480
                                                                 ----------
OIL--INTERNATIONAL (1.6%)
Northern Offshore ASA
  10.0%, 05/15/05+ ..................    5,000,000                4,775,000
Petro Mexicanos
  9.25%, 03/30/18+ ..................    5,000,000                4,650,000
                                                                 ----------
                                                                  9,425,000
                                                                 ----------
OIL--SUPPLIES & CONSTRUCTION (0.4%)
Celestica International, Inc.
  10.5%, 12/31/06 ...................    2,500,000                2,759,375
                                                                 ----------
RAILROADS (0.8%)
American Commercial Lines
  10.25%, 06/30/08+ .................    5,000,000                5,062,500
                                                                 ----------
  TOTAL ENERGY (9.4%) ...............                            57,138,355
                                                                 ----------
TECHNOLOGY
ELECTRONICS (3.9%)
CHS Electronics, Inc.
  9.875%, 04/15/05+ .................   10,000,000                9,825,000
Geologistics Corp.
  9.75%, 10/15/07 ...................    8,500,000                8,287,500


------------------------------------------------------------------------------
                                          PRINCIPAL               VALUE
                                           AMOUNT                (NOTE 1)
------------------------------------------------------------------------------
Interactive Systems, Inc.
  Zero Coupon, 08/01/03(a) ..........   $1,500,000               $  600,000
Sullivan Graphics, Inc.
  12.75%, 08/01/05 ..................    5,000,000                5,237,500
                                                                 ----------
                                                                 23,950,000
                                                                 ----------
TELECOMMUNICATIONS (28.0%)
American Mobile Satellite Corp.
  12.25%, 04/01/08 ..................    3,200,000                3,008,000
American Telecasting, Inc.
  Zero Coupon, 08/15/05(a) ..........    3,415,000                  751,300
Arch Communications, Inc.
  12.75%, 07/01/07+ .................    4,000,000                4,025,000
Dobson Wireline Co.
  12.25%, 06/15/08+ .................   10,000,000                9,700,000
DTI Holdings Inc.
  Zero Coupon, 03/01/08(a) ..........   10,000,000                5,400,000
EchoStar Communications Corp.
  12.50%, 07/01/02+ .................    7,000,000                7,857,500
Econophone, Inc.
  Zero Coupon, 02/15/08(a)+ .........   10,000,000                5,600,000
Esprit Telecom
  11.5%, 12/15/07 ...................    7,500,000                7,725,000
Exodus Communications, Inc.
  11.25%, 07/01/08+ .................    7,000,000                7,000,000
Firstworld Communications, Inc.
  Zero Coupon, 04/15/08(a)(d) .......    7,000,000                3,115,000
ICG Services, Inc.
  Zero Coupon, 05/01/08(a)+ .........   12,000,000                7,020,000
Ionica Group PLC
  Zero Coupon, 05/01/07(a) ..........   12,000,000                2,400,000
Iridium LLC/Capital Corp.
  (Class B) 14.0%, 07/15/05 .........   10,000,000               11,100,000
Knology Holdings, Inc.
  Zero Coupon, 10/15/07(a) ..........   11,000,000                6,490,000
Long Distance International, Inc.
  12.25%, 04/15/08 ..................    5,000,000                4,950,000
MTL, Inc.
  10.0%, 06/15/06+ ..................    3,500,000                3,465,000
Nextel International, Inc.
  Zero Coupon, 04/15/08(a)+ .........   10,000,000                5,750,000
Optel, Inc. (Series B)
  13.0%, 02/15/05 ...................   10,000,000               10,800,000
Orion Network Systems, Inc.
  11.25%, 01/15/07 ..................    4,000,000                4,500,000
Pathnet, Inc.
  12.25%, 04/15/08 ..................    5,000,000                5,300,000
Price Communications Wire
  9.125%, 12/15/06+ .................    6,700,000                6,691,625
Primus Telecommunications
  11.75%, 08/01/04 ..................    6,500,000                6,955,000
SBA Communications Corp.
  Zero Coupon, 03/01/08(a)+ .........    5,000,000                3,125,000
Startec Global
  Communications, Inc.
  12.0%, 05/15/08 ...................    5,000,000                4,850,000
United International Holdings
  (Series B) Zero Coupon,
  02/15/08(a)+ ......................   10,000,000                6,175,000
US Xchange LLC
  15.0%, 07/01/08+ ..................    6,500,000                6,630,000

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------
                                            PRINCIPAL          VALUE
                                             AMOUNT           (NOTE 1)
--------------------------------------------------------------------------
Versatel Telecommunications
  13.25%, 05/15/08(d) ................    $ 5,800,000         $6,090,000
Viatel, Inc.
  Zero Coupon, 04/15/08(a)+ ..........      5,000,000          3,025,000
WinStar Communications, Inc.
  10.0%, 03/15/08+ ...................      4,000,000          3,980,000
WinStar Communications, Inc.
  11.0%, 03/15/08(e)+ ................      6,000,000          5,970,000
                                                            ------------
                                                             169,448,425
                                                            ------------
  TOTAL TECHNOLOGY (31.9%) ...........                       193,398,425
                                                            ------------
DIVERSIFIED
MISCELLANEOUS (1.3%)
Elgin National Industries
  11.0%, 11/01/07+ ...................      3,000,000          3,180,000
Samsonite Corp.
  10.75%, 06/15/08+ ..................      5,000,000          4,950,000
                                                            ------------
  TOTAL DIVERSIFIED (1.3%) ...........                         8,130,000
                                                            ------------
TOTAL LONG-TERM DEBT SECURITIES (84.3%)
 (Amortized Cost $520,131,321)                               510,885,389
                                                            ------------

--------------------------------------------------------------------------
                                            PRINCIPAL          VALUE
                                             AMOUNT           (NOTE 1)
--------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.
  5.85%, due 07/01/98 ................    $32,900,000        $32,900,000
Federal National Mortgage
  Association:
  5.6%, due 07/06/98 .................      5,000,000          4,996,111
  5.51%, due 07/21/98 ................      7,000,000          6,978,572
  5.48%, due 07/29/98 ................      5,000,000          4,978,767
                                                            ------------
  TOTAL U.S. GOVERNMENT
     AGENCIES (8.2%) .................                        49,853,450
                                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES (8.2%)
 (Amortized Cost $49,853,450).........                        49,853,450
                                                            ------------
TOTAL INVESTMENTS (97.6%)
 (Cost/Amortized
   Cost $599,907,011) ................                       591,549,816
OTHER ASSETS
  LESS LIABILITIES (2.4%) ............                        14,265,788
                                                            ------------
NET ASSETS (100.0%) ..................                      $605,815,604
                                                            ============

----------
 *  Non-income producing.

 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $335,751,600 or 55.4% of net assets.

(a) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.

(b) Paid-in-kind preferred, quarterly stock payments.

(c) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 1998.

(d) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.

(e) Interest is paid-in-kind.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (0.8%)
Dow Chemical Co. .........................     65,000              $  6,284,687
                                                                   ------------
CHEMICALS--SPECIALTY (0.4%)
Praxair, Inc. ............................     77,000                 3,604,563
                                                                   ------------
  TOTAL BASIC MATERIALS (1.2%) ...........                            9,889,250
                                                                   ------------
BUSINESS SERVICES (2.6%)
PRINTING, PUBLISHING & BROADCASTING
Belo (A.H.) Corp. (Series A) .............   360,000                  8,775,000
Donnelley (R.R.) & Sons Co. ..............   155,000                  7,091,250
Gannett Co. ..............................    82,000                  5,827,125
                                                                   ------------
  TOTAL BUSINESS SERVICES (2.6%)..........                           21,693,375
                                                                   ------------
CAPITAL GOODS
AEROSPACE (1.2%)
General Dynamics Corp. ...................   218,000                 10,137,000
                                                                   ------------
ELECTRICAL EQUIPMENT (0.9%)
General Electric Co. .....................    83,000                  7,553,000
                                                                   ------------
MACHINERY (3.8%)
AlliedSignal, Inc. .......................   302,000                 13,401,250
United Technologies Corp. ................   203,700                 18,842,250
                                                                   ------------
                                                                     32,243,500
                                                                   ------------
  TOTAL CAPITAL GOODS (5.9%) .............                           49,933,500
                                                                   ------------
CONSUMER CYCLICALS
AIRLINES (0.9%)
Delta Air Lines, Inc. ....................    39,200                  5,066,600
Northwest Airlines Corp.
  (Class A)* .............................    70,900                  2,734,081
                                                                   ------------
                                                                      7,800,681
                                                                   ------------
APPAREL, TEXTILE (1.7%)
Nautica Enterprises, Inc.* ...............   350,000                  9,384,375
Tommy Hilfiger Corp.* ....................    77,000                  4,812,500
                                                                   ------------
                                                                     14,196,875
                                                                   ------------
AUTOS & TRUCKS (1.3%)
Harley-Davidson, Inc. ....................   285,000                 11,043,750
                                                                   ------------
LEISURE RELATED (0.3%)
Mirage Resorts, Inc.* ....................   115,000                  2,450,938
                                                                   ------------
RETAIL--GENERAL (2.8%)
CompUSA, Inc.* ...........................   132,800                  2,398,700
Dayton Hudson Corp. ......................   336,000                 16,296,000
Federated Department Stores,
  Inc.* ..................................    94,600                  5,090,662
                                                                   ------------
                                                                     23,785,362
                                                                   ------------
  TOTAL CONSUMER CYCLICALS (7.0%)                                    59,277,606
                                                                   ------------
CONSUMER NONCYCLICALS
CONTAINERS (0.0%)
Sealed Air Corp.* ........................    11,400                    418,950
                                                                   ------------
DRUGS (4.7%)
Bristol-Myers Squibb Co. .................   281,000                 32,297,437
Centocor, Inc.* ..........................   118,900                  4,310,125
Genzyme Corp. (General
  Division)* .............................   140,000                  3,578,750
                                                                   ------------
                                                                     40,186,312
                                                                   ------------

--------------------------------------------------------------------------------
                                              NUMBER                   VALUE
                                            OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
FOODS (3.1%)
Campbell Soup Co. ........................   129,000               $  6,853,125
General Mills, Inc. ......................   200,000                 13,675,000
Tyson Foods, Inc. ........................   245,000                  5,313,438
                                                                   ------------
                                                                     25,841,563
                                                                   ------------
HOSPITAL SUPPLIES & SERVICES (5.4%)
Abbott Laboratories ......................   274,000                 11,199,750
Columbia/HCA Healthcare Corp.                305,000                  8,883,125
PacifiCare Health Systems, Inc.
  (Class B)* .............................   115,000                 10,163,125
United HealthCare Corp. ..................   240,000                 15,240,000
                                                                   ------------
                                                                     45,486,000
                                                                   ------------
SOAPS & TOILETRIES (1.6%)
Avon Products, Inc. ......................   176,000                 13,640,000
                                                                   ------------
TOBACCO (2.6%)
Philip Morris Cos., Inc. .................   294,500                 11,595,938
RJR Nabisco Holdings Corp. ...............   424,000                 10,070,000
                                                                   ------------
                                                                     21,665,938
                                                                   ------------
  TOTAL CONSUMER NONCYCLICALS (17.4%)
                                                                    147,238,763
                                                                   ------------
CREDIT SENSITIVE
BANKS (8.1%)
Banc One Corp. ...........................   125,000                  6,976,562
Chase Manhattan Corp. ....................   400,000                 30,200,000
Citicorp .................................   133,000                 19,850,250
First Union Corp. ........................   197,000                 11,475,250
                                                                   ------------
                                                                     68,502,062
                                                                   ------------
FINANCIAL SERVICES (4.2%)
Associates First Capital Corp.
  (Class A) ..............................    88,000                  6,765,000
Household International, Inc. ............   327,000                 16,268,250
MBNA Corp. ...............................   124,500                  4,108,500
Morgan Stanley Dean Witter
  & Co. ..................................    34,000                  3,106,750
PMI Group, Inc. ..........................    66,600                  4,886,775
                                                                   ------------
                                                                     35,135,275
                                                                   ------------
INSURANCE (1.5%)
Hartford Life, Inc. (Class A) ............    60,000                  3,416,250
PennCorp Financial Group, Inc. ...........    93,000                  1,906,500
Travelers Group, Inc. ....................    46,500                  2,819,063
Travelers Property Casualty
  Corp. (Class A) ........................   105,000                  4,501,875
                                                                   ------------
                                                                     12,643,688
                                                                   ------------
MORTGAGE RELATED (1.6%)
Fannie Mae ...............................   230,000                 13,972,500
                                                                   ------------
UTILITY--ELECTRIC (4.3%)
AES Corp.* ...............................    60,100                  3,159,006
CMS Energy Corp. .........................   123,000                  5,412,000
Consolidated Edison, Inc. ................   157,300                  7,245,631
FPL Group, Inc. ..........................   201,000                 12,663,000
NIPSCO Industries, Inc. ..................   112,000                  3,136,000
Pinnacle West Capital Corp. ..............   108,000                  4,860,000
                                                                   ------------
                                                                     36,475,637
                                                                   ------------
UTILITY--TELEPHONE (1.2%)
AT&T Corp. ...............................    85,300                  4,872,763
Teleport Communications Group,
  Inc. (Class A)* ........................    99,700                  5,408,725
                                                                   ------------
                                                                     10,281,488
                                                                   ------------
  TOTAL CREDIT SENSITIVE (20.9%)                                    177,010,650
                                                                   ------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                         NUMBER                    VALUE
                                       OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
ENERGY
OIL--DOMESTIC (5.3%)
Apache Corp. ........................   288,000               $    9,072,000
Enron Oil & Gas Co. .................   130,000                    2,632,500
Murphy Oil Corp. ....................   171,000                    8,667,562
Union Pacific Resources Group,
  Inc. ..............................   183,800                    3,227,988
USX-Marathon Group ..................   601,500                   20,638,969
                                                              --------------
                                                                  44,239,019
                                                              --------------
OIL--INTERNATIONAL (1.7%)
Texaco, Inc. ........................   136,600                    8,153,312
Total S.A. (ADR) ....................    94,800                    6,197,550
                                                              --------------
                                                                  14,350,862
                                                              --------------
OIL--SUPPLIES & CONSTRUCTION (2.4%)
Dresser Industries, Inc. ............   208,000                    9,165,000
Noble Drilling Corp.* ...............   240,000                    5,775,000
Transocean Offshore, Inc. ...........   122,800                    5,464,600
                                                              --------------
                                                                  20,404,600
                                                              --------------
RAILROADS (0.1%)
Canadian Pacific Ltd. ...............    39,000                    1,106,625
                                                              --------------
  TOTAL ENERGY (9.5%) ...............                             80,101,106
                                                              --------------
TECHNOLOGY
ELECTRONICS (5.1%)
Altera Corp.* .......................   299,374                    8,850,244
Atmel Corp.* ........................   384,000                    5,232,000
Cisco Systems, Inc.* ................    82,750                    7,618,172
Intel Corp. .........................    70,000                    5,188,750
Solectron Corp.* ....................   265,200                   11,154,975
Xilinx, Inc.* .......................   145,000                    4,930,000
                                                              --------------
                                                                  42,974,141
                                                              --------------
OFFICE EQUIPMENT (0.8%)
Compaq Computer Corp. ...............   252,500                    7,164,688
                                                              --------------
OFFICE EQUIPMENT SERVICES (3.5%)
Electronic Data Systems Corp. .......   197,200                    7,888,000
First Data Corp. ....................   467,000                   15,556,938
Oracle Corp.* .......................   258,000                    6,337,125
                                                              --------------
                                                                  29,782,063
                                                              --------------
TELECOMMUNICATIONS (5.3%)
Ascend Communications, Inc.* ........   160,000                    7,930,000
FORE Systems, Inc.* .................   285,000                    7,552,500
Intermedia Communications,
  Inc.* .............................     2,212                       92,766
MCI Communications Corp. ............   330,000                   19,181,250
WorldCom, Inc.* .....................   198,989                    9,638,529
                                                              --------------
                                                                  44,395,045
                                                              --------------
  TOTAL TECHNOLOGY (14.7%) ..........                            124,315,937
                                                              --------------
DIVERSIFIED
MISCELLANEOUS (3.3%)
Tyco International Ltd. .............   258,200                   16,266,600
U.S. Industries, Inc. ...............   218,000                    5,395,500
Viad Corp. ..........................   130,000                    3,607,500
Whitman Corp. .......................   109,000                    2,500,187
                                                              --------------
  TOTAL DIVERSIFIED (3.3%) ..........                             27,769,787
                                                              --------------

-------------------------------------------------------------------------------
                                         NUMBER                    VALUE
                                       OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (82.5%)
  (Cost $613,603,364)................                         $  697,229,974
                                                              --------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
Readers Digest "TRACES" .............       400                       10,300
                                                              --------------
TRUCKING, SHIPPING (0.3%)
CNF Trust I
  5.0% Conv. Series A ...............    32,900                    2,089,150
                                                              --------------
  TOTAL BUSINESS SERVICES (0.3%)                                   2,099,450
                                                              --------------
CAPITAL GOODS (0.6%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ........................    65,900                    5,033,113
                                                              --------------
CONSUMER CYCLICALS
AIRLINES (0.6%)
Continental Airlines
  Finance Trust
  8.5% Conv. ........................    38,900                    4,945,162
                                                              --------------
LEISURE RELATED (0.9%)
Royal Caribbean Cruises Ltd.
  7.25% Series A ....................    61,700                    7,774,200
                                                              --------------
  TOTAL CONSUMER CYCLICALS (1.5%)                                 12,719,362
                                                              --------------
CONSUMER NONCYCLICALS (0.2%)
CONTAINERS
Owens-Illinois, Inc.
  4.75% Conv. .......................    37,300                    1,944,263
                                                              --------------
CREDIT SENSITIVE
INSURANCE (0.3%)
Life Re Capital Trust II
  6.0% Conv. ........................    32,800                    2,501,000
                                                              --------------
UTILITY--ELECTRIC (0.5%)
AES Trust I
  5.375% Conv. Series A .............    53,900                    4,204,200
                                                              --------------
  TOTAL CREDIT SENSITIVE (0.8%) .....                              6,705,200
                                                              --------------
ENERGY (1.1%)
RAILROADS
Union Pacific Capital Trust
  6.25% Conv.+ ......................   206,000                    9,579,000
                                                              --------------
TECHNOLOGY
ELECTRONICS (0.3%)
L&H Capital Trust I
  4.75% Conv.+ ......................    36,700                    2,330,450
                                                              --------------
TELECOMMUNICATIONS (1.7%)
ICG Communications, Inc.
  6.75% Conv.+ ......................    21,900                    1,823,175
Intermedia Communications, Inc.:
  7.0% Conv.+ .......................    29,400                    1,617,000
  7.0% Conv. Series D ...............    52,200                    2,871,000
IXC Communications, Inc.
  6.75% Conv.+ ......................    47,200                    2,265,600
Nextel Strypes Trust
  7.25% Conv. .......................   101,400                    2,256,150

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                   VALUE
                                           OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Skytel Communications, Inc.
  $2.25 Conv. ........................        22,750            $      796,250
WinStar Communications, Inc.
  7.0% Conv.+ ........................        59,600                 3,270,550
                                                                --------------
                                                                    14,899,725
                                                                --------------
  TOTAL TECHNOLOGY (2.0%) ............                              17,230,175
                                                                --------------
TOTAL PREFERRED STOCKS (6.5%)
  (Cost $50,293,571) .................                              55,310,563
                                                                --------------
                                             PRINCIPAL
                                              AMOUNT
                                              ------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.4%)
Clear Channel Communications,
  Inc.
  2.625% Conv., 04/01/03 .............   $ 1,225,000                 1,307,688
P-Com., Inc.:
  4.25% Conv., 11/01/02+ .............     1,995,000                 1,443,881
  4.25% Conv., 11/01/02 ..............       860,000                   622,425
                                                                --------------
                                                                     3,373,994
                                                                --------------
PROFESSIONAL SERVICES (0.4%)
Career Horizons, Inc.
  7.0% Conv., 11/01/02 ...............       830,000                 2,289,762
Personnel Group of America:
  5.75% Conv., 07/01/04+ .............       375,000                   477,656
  5.75% Conv., 07/01/04 ..............       785,000                   999,894
                                                                --------------
                                                                     3,767,312
                                                                --------------
  TOTAL BUSINESS SERVICES (0.8%)                                     7,141,306
                                                                --------------
CAPITAL GOODS (0.2%)
AEROSPACE
Orbital Sciences Corp.:
  5.0% Conv., 10/01/02 ...............       145,000                   217,500
  5.0% Conv., 10/01/02+ ..............       945,000                 1,417,500
                                                                --------------
  TOTAL CAPITAL GOODS (0.2%) .........                               1,635,000
                                                                --------------
CONSUMER CYCLICALS (0.5%)
RETAIL--GENERAL
Home Depot, Inc.
  3.25% Conv. Sub. Note,
 10/01/01 ............................     1,665,000                 3,055,275
Office Depot, Inc.
  Zero Coupon, 11/01/08 ..............     1,475,000                 1,135,750
                                                                --------------
  TOTAL CONSUMER CYCLICALS (0.5%)                                    4,191,025
                                                                --------------
CONSUMER NONCYCLICALS
DRUGS (1.3%)
Centocor, Inc.
  4.75% Conv., 02/15/05+ .............     1,250,000                 1,229,688
MedImmune, Inc.:
  7.0% Conv., 07/01/03 ...............     1,750,000                 5,635,000
  7.0% Conv. Sub. Note, 07/01/03+            360,000                 1,159,200
Quintiles Transnational Corp.:
  4.25% Conv., 05/31/00 ..............     1,530,000                 1,987,087
  4.25% Conv., 05/31/00+ .............       580,000                   753,275
                                                                --------------
                                                                    10,764,250
                                                                --------------
HOSPITAL SUPPLIES & SERVICES (0.5%)
Alternative Living Services, Inc.
  5.25% Conv., 12/15/02 ..............     1,075,000                 1,202,656

-------------------------------------------------------------------------------
                                           PRINCIPAL           VALUE
                                            AMOUNT            (NOTE 1)
-------------------------------------------------------------------------------
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01 (a) ..........   $ 1,770,000      $      212,400
RES-Care, Inc.:
  6.0% Conv., 12/01/04 ..............       235,000             269,075
  6.0% Conv., 12/01/04+ .............     1,420,000           1,625,900
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ..............       880,000             976,800
                                                         --------------
                                                              4,286,831
                                                         --------------
  TOTAL CONSUMER NONCYCLICALS (1.8%)                         15,051,081
                                                         --------------
CREDIT SENSITIVE (0.4%)
FINANCIAL SERVICES
RAC Financial Group, Inc.:
  7.25% Conv., 08/15/03 .............     1,080,000           2,554,875
  7.25% Conv. Sub. Note,
 08/15/03+ ..........................       365,000             863,453
                                                         --------------
  TOTAL CREDIT SENSITIVE (0.4%) .....                         3,418,328
                                                         --------------
ENERGY (0.6%)
OIL--SUPPLIES & CONSTRUCTION
Diamond Offshore Drilling, Inc.
  3.75% Conv. Sub. Note,
  02/15/07 ..........................     2,505,000           2,899,538
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 ..............     1,060,000           1,298,500
Seacor Holdings, Inc.
  5.375% Conv., 11/15/06 ............       430,000             481,600
                                                         --------------
  TOTAL ENERGY (0.6%) ...............                         4,679,638
                                                         --------------
TECHNOLOGY
ELECTRONICS (3.1%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 .............     3,020,000           2,770,850
HNC Software, Inc.
  4.75% Conv., 03/01/03 .............     1,545,000           1,757,438
Level One Communications, Inc.
  4.0% Conv., 09/01/04+ .............     2,180,000           2,406,175
Network Associates, Inc.
  Zero Coupon, 02/13/18+ ............     5,010,000           2,348,437
Photronics, Inc.
  6.0% Conv., 06/01/04 ..............     2,890,000           3,121,200
Sanmina Corp.
  5.5% Conv., 08/15/02+ .............     2,045,000           6,293,487
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ .............     2,500,000           4,031,250
Solectron Corp.
  6.0% Conv., 03/01/06+ .............     2,385,000           3,225,713
Wind River Systems, Inc.
  5.0% Conv., 08/01/02+ .............       470,000             467,650
                                                         --------------
                                                             26,422,200
                                                         --------------
TELECOMMUNICATIONS (0.4%)
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06 .............     1,575,000           1,992,375
  5.75% Conv. Sub. Note,
  10/01/06+ .........................     1,200,000           1,518,000
                                                         --------------
                                                              3,510,375
                                                         --------------
  TOTAL TECHNOLOGY (3.5%) ...........                        29,932,575
                                                         --------------
TOTAL LONG-TERM DEBT SECURITIES (7.8%)
  (Amortized Cost $57,585,984).......                        66,048,953
                                                         --------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            PRINCIPAL         VALUE
                                             AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage Corp.
  5.85%, due 07/01/98 ...................  $ 6,500,000    $    6,500,000
Federal National Mortgage
  Association:
  5.56%, due 07/07/98 ...................    3,000,000         2,997,220
  5.51%, due 07/21/98 ...................    8,000,000         7,975,511
                                           -----------
  TOTAL U.S. GOVERNMENT AGENCIES (2.1%)     17,472,731
                                           -----------

-------------------------------------------------------------------------------
                                                               VALUE
                                                              (NOTE 1)
-------------------------------------------------------------------------------
TOTAL SHORT-TERM DEBT SECURITIES (2.1%)
  (Amortized Cost $17,472,731) .........                  $   17,472,731
                                                          --------------
TOTAL INVESTMENTS (98.9%)
  (Cost/Amortized Cost
     $738,955,650)......................                     836,062,221
OTHER ASSETS
  LESS LIABILITIES (1.1%) ..............                       9,441,955
                                                          --------------
NET ASSETS (100.0%) ....................                  $  845,504,176
                                                          ==============

----------
*   Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $50,147,040 or 5.9% of net assets.

(a) Subsequent to June 30, 1998, on July 15, 1998, this security defaulted on its interest payment.

   Glossary:
   ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                         NUMBER                    VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (2.0%)
Air Products & Chemicals, Inc. .......    35,600              $    1,424,000
Avery Dennison Corp. .................    15,000                     806,250
Dow Chemical Co. .....................    35,000                   3,384,063
Dupont (E.I.) de Nemours & Co.           174,800                  13,044,450
Eastman Chemical Co. .................    11,200                     697,200
Ecolab, Inc. .........................    21,200                     657,200
FMC Corp.* ...........................     9,100                     620,506
Goodrich (B.F.) Co. ..................    12,100                     600,463
Hercules, Inc. .......................    14,000                     575,750
Monsanto Co. .........................    91,600                   5,118,150
Rohm & Haas Co. ......................     9,500                     987,406
Union Carbide Corp. ..................    17,800                     950,075
                                                              --------------
                                                                  28,865,513
                                                              --------------
CHEMICALS--SPECIALTY (0.4%)
Great Lakes Chemical Corp. ...........    16,600                     654,663
Morton International, Inc. ...........    23,900                     597,500
Praxair, Inc. ........................    24,400                   1,142,225
Raychem Corp. ........................    18,100                     535,081
Sigma-Aldrich Corp. ..................    17,800                     625,225
Southern Co. .........................   106,500                   2,948,719
                                                              --------------
                                                                   6,503,413
                                                              --------------
METALS & MINING (0.6%)
Alcan Aluminum Ltd. ..................    32,300                     888,960
Aluminum Co. of America ..............    26,900                   1,773,719
Barrick Gold Corp. ...................    67,500                   1,295,156
Engelhard Corp. ......................    32,900                     666,225
Freeport-McMoRan Copper &
  Gold, Inc. (Class B) ...............    40,800                     619,650
Newmont Mining Corp. .................    27,507                     649,853
Phelps Dodge Corp. ...................    11,600                     663,375
Placer Dome, Inc. ....................    66,200                     777,850
Reynolds Metals Co. ..................    10,500                     587,344
                                                              --------------
                                                                   7,922,132
                                                              --------------
PAPER (0.9%)
Champion International Corp. .........    13,800                     678,787
Fort James Corp. .....................    31,700                   1,410,650
Georgia Pacific Group ................    14,100                     831,019
International Paper Co. ..............    45,925                   1,974,775
Kimberly Clark Corp. .................    84,344                   3,869,281
Mead Corp. ...........................    21,300                     676,275
Stone Container Corp.* ...............    33,900                     529,688
Temple Inland, Inc. ..................    10,000                     538,750
Union Camp Corp. .....................    12,500                     620,312
Westvaco Corp. .......................    21,800                     615,850
Willamette Industries, Inc. ..........    20,400                     652,800
                                                              --------------
                                                                  12,398,187
                                                              --------------
STEEL (0.2%)
Allegheny Teledyne, Inc. .............    29,200                     667,950
Nucor Corp. ..........................    13,100                     602,600
USX-U.S. Steel Group, Inc. ...........    15,800                     521,400
Worthington Industries, Inc. .........    37,300                     561,831
                                                              --------------
                                                                   2,353,781
                                                              --------------
  TOTAL BASIC MATERIALS (4.1%) .......                            58,043,026
                                                              --------------

-------------------------------------------------------------------------------
                                          NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
Browning-Ferris Industries, Inc. .....    28,200              $      979,950
Johnson Controls, Inc. ...............    12,300                     703,406
Thermo Electron Corp.* ...............    24,400                     834,175
Waste Management, Inc. ...............    69,900                   2,446,500
                                                              --------------
                                                                   4,964,031
                                                              --------------
PRINTING, PUBLISHING &
  BROADCASTING (2.7%)
CBS Corp. ............................   109,500                   3,476,625
Clear Channel Communications,
  Inc.* ..............................    18,900                   2,062,463
Comcast Corp. (Class A) SPL ..........    53,300                   2,163,647
Deluxe Corp. .........................    19,800                     709,087
Donnelley (R.R.) & Sons Co. ..........    21,100                     965,325
Dow Jones & Co., Inc. ................    13,900                     774,925
Dun & Bradstreet Corp. ...............    26,100                     942,862
Gannett Co. ..........................    43,400                   3,084,113
King World Productions, Inc.* ........    24,700                     629,850
Knight-Ridder, Inc. ..................    11,500                     633,219
McGraw-Hill Companies, Inc. ..........    15,100                   1,231,594
MediaOne Group, Inc.* ................    92,800                   4,077,400
New York Times Co. (Class A) .........    13,900                   1,101,575
Tele-Communications, Inc.
  (Class A)* .........................    77,528                   2,979,982
Time Warner, Inc. ....................    88,400                   7,552,675
Times Mirror Co. (Class A) ...........    12,800                     804,800
Tribune Co. ..........................    18,800                   1,293,675
Viacom, Inc. (Class A)* ..............     1,000                      58,500
Viacom, Inc. (Class B)* ..............    53,000                   3,087,250
                                                              --------------
                                                                  37,629,567
                                                              --------------
PROFESSIONAL SERVICES (0.4%)
Block (H&R), Inc. ....................    15,200                     640,300
Cognizant Corp. ......................    24,900                   1,568,725
Interpublic Group Cos., Inc. .........    19,300                   1,171,269
Omnicom Group, Inc. ..................    24,900                   1,241,887
Service Corp. International ..........    36,100                   1,547,788
                                                              --------------
                                                                   6,169,969
                                                              --------------
TRUCKING, SHIPPING (0.2%)
FDX Corp.* ...........................    21,400                   1,342,850
Laidlaw, Inc. ........................    47,900                     583,781
Ryder System, Inc. ...................    13,700                     432,407
                                                              --------------
                                                                   2,359,038
                                                              --------------
  TOTAL BUSINESS SERVICES (3.6%) .                                51,122,605
                                                              --------------
CAPITAL GOODS
AEROSPACE (1.2%)
Boeing Co. ...........................   153,374                   6,834,729
General Dynamics Corp. ...............    18,200                     846,300
Lockheed Martin Corp. ................    29,804                   3,155,499
Northrop Grumman Corp. ...............     9,700                   1,000,312
Raytheon Co. (Class B) ...............    52,000                   3,074,500
Rockwell International Corp. .........    30,800                   1,480,325
TRW, Inc. ............................    17,900                     977,787
                                                              --------------
                                                                  17,369,452
                                                              --------------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

----------------------------------------------------------------------------------
                                               NUMBER                   VALUE
                                              OF SHARES               (NOTE 1)
----------------------------------------------------------------------------------
BUILDING & CONSTRUCTION (0.0%)
Centex Corp. .............................    16,800              $      634,200
                                                                  --------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
Armstrong World Industries, Inc.               7,100                     478,363
Crane Co. ................................    11,700                     568,181
Masco Corp. ..............................    23,700                   1,433,850
PPG Industries, Inc. .....................    26,900                   1,871,231
Sherwin Williams Co. .....................    24,800                     821,500
Weyerhaeuser Co. .........................    30,300                   1,399,481
                                                                  --------------
                                                                       6,572,606
                                                                  --------------
ELECTRICAL EQUIPMENT (3.7%)
Emerson Electric Co. .....................    68,100                   4,111,538
General Electric Co. .....................   500,900                  45,581,916
Grainger (W.W.), Inc. ....................    14,400                     717,300
Thomas & Betts Corp. .....................    12,700                     625,475
                                                                  --------------
                                                                      51,036,229
                                                                  --------------
MACHINERY (1.6%)
AlliedSignal, Inc. .......................    86,800                   3,851,750
Case Corp. ...............................    12,300                     593,475
Caterpillar, Inc. ........................    57,300                   3,029,737
Cooper Industries, Inc. ..................    18,600                   1,021,838
Cummins Engine Company, Inc. .............    12,100                     620,125
Deere & Co. ..............................    38,400                   2,030,400
Dover Corp. ..............................    34,200                   1,171,350
Fluor Corp. ..............................    13,200                     673,200
Harnischfeger Industries, Inc. ...........    22,900                     648,356
Illinois Tool Works, Inc. ................    38,400                   2,560,800
Ingersoll Rand Co. .......................    25,450                   1,121,391
Pall Corp. ...............................    32,100                     658,050
Parker-Hannifin Corp. ....................    16,150                     615,719
United Technologies Corp. ................    35,700                   3,302,250
                                                                  --------------
                                                                      21,898,441
                                                                  --------------
  TOTAL CAPITAL GOODS (7.0%) .............                            97,510,928
                                                                  --------------
CONSUMER CYCLICALS
AIRLINES (0.4%)
AMR Corp.* ...............................    28,100                   2,339,325
Delta Air Lines, Inc. ....................    10,900                   1,408,825
Southwest Airlines Co. ...................    32,150                     952,444
US Airways Group, Inc.* ..................    13,300                   1,054,025
                                                                  --------------
                                                                       5,754,619
                                                                  --------------
APPAREL, TEXTILE (0.4%)
Fruit of the Loom, Inc.
  (Class A)* .............................    17,900                     594,056
Liz Claiborne, Inc. ......................    14,400                     752,400
National Service Industries, Inc. ........    13,200                     671,550
Nike, Inc. (Class B) .....................    46,800                   2,278,575
VF Corp. .................................    18,400                     947,600
                                                                  --------------
                                                                       5,244,181
                                                                  --------------
AUTO RELATED (0.4%)
Dana Corp. ...............................    15,200                     813,200
Eaton Corp. ..............................    11,200                     870,800
Echlin, Inc. .............................    12,400                     608,375
Genuine Parts Co. ........................    25,800                     891,712
Goodyear Tire & Rubber Co. ...............    26,700                   1,720,481
Snap-On, Inc. ............................    14,950                     541,938
                                                                  --------------
                                                                       5,446,506
                                                                  --------------

----------------------------------------------------------------------------------
                                             NUMBER                     VALUE
                                            OF SHARES                 (NOTE 1)
----------------------------------------------------------------------------------
AUTOS & TRUCKS (1.8%)
AutoZone, Inc.* ..........................    22,200              $      709,013
Chrysler Corp. ...........................    99,100                   5,586,762
Ford Motor Co. ...........................   183,400                  10,820,600
General Motors Corp. .....................   108,100                   7,222,431
Paccar, Inc. .............................     9,600                     501,600
                                                                  --------------
                                                                      24,840,406
                                                                  --------------
FOOD SERVICES, LODGING (0.7%)
Harrah's Entertainment, Inc.* ............    25,600                     595,200
Marriott International, Inc.
  (Class A) ..............................    36,950                   1,196,256
McDonald's Corp. .........................   105,500                   7,279,500
Tricon Global Restaurants, Inc.*              22,020                     697,759
Wendy's International, Inc. ..............    28,400                     667,400
                                                                  --------------
                                                                      10,436,115
                                                                  --------------
HOUSEHOLD FURNITURE, APPLIANCES (0.4%)
Black & Decker Corp. .....................    14,500                     884,500
Maytag Corp. .............................    14,500                     715,937
Newell Company ...........................    24,400                   1,215,425
Rubbermaid, Inc. .........................    22,200                     736,763
Stanley Works ............................    12,800                     532,000
Whirlpool Corp. ..........................    11,500                     790,625
                                                                  --------------
                                                                       4,875,250
                                                                  --------------
LEISURE RELATED (1.4%)
American Greetings Corp.
  (Class A) ..............................    13,500                     687,656
Brunswick Corp. ..........................    23,000                     569,250
Cendant Corp.* ...........................   124,950                   2,608,331
Disney (Walt) Co. ........................   102,400                  10,758,400
Hasbro, Inc. .............................    18,100                     711,556
Hilton Hotels Corp. ......................    36,300                   1,034,550
Mattel, Inc. .............................    44,543                   1,884,726
Mirage Resorts, Inc.* ....................    27,600                     588,225
                                                                  --------------
                                                                      18,842,694
                                                                  --------------
PHOTO & OPTICAL (0.3%)
Allergan, Inc. ...........................    16,700                     774,462
Allergan Specialty Therapeutics,
  Inc. (Class A)* ........................       780                       7,995
Eastman Kodak Company ....................    53,900                   3,938,069
                                                                  --------------
                                                                       4,720,526
                                                                  --------------
RETAIL--GENERAL (4.8%)
Circuit City Stores-Circuit City
  Group ..................................    16,000                     750,000
Consolidated Stores Corp.* ...............    18,600                     674,250
Costco Cos., Inc.* .......................    33,100                   2,087,369
CVS Corp. ................................    59,000                   2,297,313
Dayton Hudson Corp. ......................    67,500                   3,273,750
Dillard's, Inc. (Class A) ................    17,400                     721,013
Federated Department Stores,
  Inc.* ..................................    31,400                   1,689,713
Gap, Inc. ................................    61,100                   3,765,288
Harcourt General, Inc. ...................    11,600                     690,200
Home Depot, Inc. .........................   112,900                   9,377,756
K-Mart Corp.* ............................    73,000                   1,405,250
Limited, Inc. ............................    34,800                   1,152,750

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-----------------------------------------------------------------------------------
                                                NUMBER                    VALUE
                                               OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------
Lowe's Cos., Inc. ..........................    54,000              $    2,190,375
May Department Stores Co. ..................    35,700                   2,338,350
Nordstrom, Inc. ............................    11,300                     872,925
Penney (J.C.), Inc. ........................    38,600                   2,791,262
Sears, Roebuck & Co. .......................    60,500                   3,694,281
Tandy Corp. ................................    15,100                     801,244
TJX Cos., Inc. .............................    48,200                   1,162,825
Toys R Us, Inc.* ...........................    42,500                   1,001,406
Venator Group, Inc.* .......................    32,900                     629,212
Walgreen Co. ...............................    76,400                   3,156,275
Wal-Mart Stores, Inc. ......................   346,600                  21,055,950
                                                                    --------------
                                                                        67,578,757
                                                                    --------------
  TOTAL CONSUMER CYCLICALS (10.6%)                                     147,739,054
                                                                    --------------
CONSUMER NONCYCLICALS
BEVERAGES (3.5%)
Anheuser Busch Companies, Inc.                  77,500                   3,657,031
Brown Forman Corp. (Class B) ...............    11,200                     719,600
Coca-Cola Co. ..............................   379,300                  32,430,150
Pepsico, Inc. ..............................   234,000                   9,637,875
Seagram Ltd. ...............................    56,400                   2,308,875
                                                                    --------------
                                                                        48,753,531
                                                                    --------------
CONTAINERS (0.2%)
Bemis, Inc. ................................    14,100                     576,338
Crown Cork & Seal Co., Inc. ................    17,100                     812,250
Owens-Illinois, Inc.* ......................    22,000                     984,500
Sealed Air Corp.* ..........................    11,010                     404,617
                                                                    --------------
                                                                         2,777,705
                                                                    --------------
DRUGS (7.9%)
ALZA Corp.* ................................    13,200                     570,900
American Home Products Corp. ...............   200,200                  10,360,350
Amgen, Inc.* ...............................    40,500                   2,647,687
Bristol-Myers Squibb Co. ...................   153,200                  17,608,425
Lilly (Eli) & Co. ..........................   170,000                  11,230,625
Merck & Co., Inc. ..........................   183,600                  24,556,500
Pfizer, Inc. ...............................   198,100                  21,530,994
Pharmacia & Upjohn, Inc. ...................    78,190                   3,606,514
Schering Plough Corp. ......................   112,200                  10,280,325
Warner-Lambert Co. .........................   125,200                   8,685,750
                                                                    --------------
                                                                       111,078,070
                                                                    --------------
FOODS (2.2%)
Archer Daniels Midland Co. .................    88,162                   1,708,139
Bestfoods ..................................    44,400                   2,577,975
Campbell Soup Co. ..........................    70,400                   3,740,000
ConAgra, Inc. ..............................    73,300                   2,322,694
General Mills, Inc. ........................    24,400                   1,668,350
Heinz (H.J.) Co. ...........................    56,350                   3,162,644
Hershey Foods Corp. ........................    22,000                   1,518,000
Kellogg Co. ................................    63,400                   2,381,462
Pioneer Hi Bred International,
  Inc. .....................................    36,600                   1,514,325
Quaker Oats Co. ............................    21,400                   1,175,662
Ralston-Ralston Purina Group ...............    16,500                   1,927,406
Rite Aid Corp. .............................    39,800                   1,494,987
Sara Lee Corp. .............................    73,000                   4,083,438
Wrigley (Wm.), Jr. Co. .....................    17,900                   1,754,200
                                                                    --------------
                                                                        31,029,282
                                                                    --------------

-----------------------------------------------------------------------------------
                                              NUMBER                    VALUE
                                             OF SHARES                 (NOTE 1)
-----------------------------------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Abbott Laboratories ........................   235,700              $    9,634,237
Baxter International, Inc. .................    43,100                   2,319,319
Becton, Dickinson & Co. ....................    18,800                   1,459,350
Biomet, Inc. ...............................    22,800                     753,825
Boston Scientific Corp.* ...................    29,100                   2,084,287
Cardinal Health, Inc. ......................    16,900                   1,584,375
Columbia/HCA Healthcare Corp.                   99,800                   2,906,675
Guidant Corp. ..............................    23,200                   1,654,450
Healthsouth Corp.* .........................    60,600                   1,617,263
Humana, Inc.* ..............................    23,800                     742,263
Johnson and Johnson ........................   207,200                  15,281,000
Mallinckrodt, Inc. .........................    20,300                     602,656
Manor Care, Inc. ...........................    19,300                     741,844
Medtronic, Inc. ............................    72,200                   4,602,750
Saint Jude Medical, Inc.* ..................    18,449                     679,154
Tenet Healthcare Corp.* ....................    47,200                   1,475,000
United HealthCare Corp. ....................    28,900                   1,835,150
                                                                    --------------
                                                                        49,973,598
                                                                    --------------
RETAIL--FOOD (0.6%)
Albertsons, Inc. ...........................    37,900                   1,963,694
American Stores Co. ........................    42,200                   1,020,713
Giant Food, Inc. (Class A) .................    17,400                     749,287
Kroger Co.* ................................    39,300                   1,684,987
Supervalu, Inc. ............................    15,400                     683,375
Sysco Corp. ................................    52,400                   1,342,750
Winn Dixie Stores, Inc. ....................    22,900                   1,172,194
                                                                    --------------
                                                                         8,617,000
                                                                    --------------
SOAPS & TOILETRIES (3.2%)
Avon Products, Inc. ........................    19,400                   1,503,500
Clorox Co. .................................    15,200                   1,449,700
Colgate Palmolive Co. ......................    45,900                   4,039,200
Gillette Co. ...............................   173,800                   9,852,287
International Flavors &
  Fragrances, Inc. .........................    16,000                     695,000
Procter & Gamble Co. .......................   208,300                  18,968,319
Unilever N.V. ..............................    99,300                   7,838,494
                                                                    --------------
                                                                        44,346,500
                                                                    --------------
TOBACCO (1.3%)
Fortune Brands, Inc. .......................    25,000                     960,938
Loews Corp. ................................    16,800                   1,463,700
Philip Morris Cos., Inc. ...................   373,200                  14,694,750
UST, Inc. ..................................    26,800                     723,600
                                                                    --------------
                                                                        17,842,988
                                                                    --------------
  TOTAL CONSUMER NONCYCLICALS (22.5%)
                                                                       314,418,674
                                                                    --------------
CREDIT SENSITIVE
BANKS (8.3%)
Ahmanson (H.F.) & Co. ......................    16,900                   1,199,900
Banc One Corp. .............................   106,700                   5,955,194
BankAmerica Corp. ..........................   107,000                   9,248,812
BankBoston Corp. ...........................    44,800                   2,492,000
Bankers Trust New York Corp. ...............    14,700                   1,706,119
Bank of New York Co., Inc. .................    58,100                   3,525,944
Chase Manhattan Corp. ......................   130,080                   9,821,040
Citicorp ...................................    70,500                  10,522,125
Comerica, Inc. .............................    23,600                   1,563,500

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                        NUMBER                     VALUE
                                       OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
Fifth Third Bancorp .................    35,950              $    2,264,850
First Chicago NBD Corp. .............    44,849                   3,974,743
First Union Corp. ...................   149,156                   8,688,337
Golden West Financial Corp. .........     8,300                     882,394
Huntington Bancshares, Inc. .........    29,500                     988,250
KeyCorp. ............................    67,800                   2,415,375
Mellon Bank Corp. ...................    39,300                   2,736,262
Mercantile Bancorp., Inc. ...........    20,200                   1,017,575
Morgan (J.P.) & Co., Inc. ...........    27,400                   3,209,225
National City Corp. .................    50,400                   3,578,400
NationsBank Corp. ...................   144,192                  11,030,688
Northern Trust Corp. ................    17,200                   1,311,500
Norwest Corp. .......................   115,900                   4,331,762
PNC Bank Corp. ......................    46,800                   2,518,425
Republic New York Corp. .............    16,800                   1,057,350
State Street Corp. ..................    24,000                   1,668,000
Summit Bancorp. .....................    27,100                   1,287,250
Suntrust Banks, Inc. ................    32,300                   2,626,394
U.S. Bancorp. .......................   112,978                   4,858,054
Wachovia Corp. ......................    31,600                   2,670,200
Washington Mutual, Inc. .............    59,550                   2,586,703
Wells Fargo & Co. ...................    13,300                   4,907,700
                                                             --------------
                                                                116,644,071
                                                             --------------
FINANCIAL SERVICES (3.2%)
American Express Co. ................    71,700                   8,173,800
Associates First Capital Corp.
  (Class A) .........................    53,400                   4,105,125
Beneficial Corp. ....................     8,200                   1,256,138
Country Wide Credit Industries,
  Inc. ..............................    15,800                     801,850
Equifax, Inc. .......................    21,800                     791,613
Fleet Financial Group, Inc. .........    42,079                   3,513,596
Franklin Resources, Inc. ............    37,900                   2,046,600
Green Tree Financial Corp. ..........    19,800                     847,688
Household International, Inc. .......    49,500                   2,462,625
Lehman Brothers Holdings, Inc. ......    15,700                   1,217,731
MBIA, Inc. ..........................    15,100                   1,130,613
MBNA Corp. ..........................    77,287                   2,550,471
Merrill Lynch & Co., Inc. ...........    51,400                   4,741,650
Morgan Stanley Dean Witter
  & Co. .............................    91,405                   8,352,132
Schwab (Charles) Corp. ..............    40,950                   1,330,875
Synovus Financial Corp. .............    38,250                     908,437
Transamerica Corp. ..................     9,700                   1,116,712
                                                             --------------
                                                                 45,347,656
                                                             --------------
INSURANCE (4.7%)
Aetna, Inc. .........................    22,943                   1,746,536
Allstate Corp. ......................    66,138                   6,055,761
American General Corp. ..............    39,100                   2,783,431
American International Group,
  Inc. ..............................   108,225                  15,800,850
Aon Corp. ...........................    25,850                   1,815,962
Chubb Corp. .........................    26,200                   2,105,825
CIGNA Corp. .........................    34,300                   2,366,700
Cincinnati Financial Corp. ..........    25,400                     974,725
Conseco, Inc. .......................    28,200                   1,318,350
General Re Corp. ....................    12,100                   3,067,350
Hartford Financial Services
  Group, Inc. .......................    18,200                   2,081,625
Jefferson-Pilot Corp. ...............    16,350                     947,278


-------------------------------------------------------------------------------
                                        NUMBER                    VALUE
                                       OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Lincoln National Corp. Industries        15,300              $    1,398,037
Marsh & McLennan Cos., Inc. .........    39,300                   2,375,194
MGIC Investment Corp. ...............    17,600                   1,004,300
Progressive Corp. ...................    11,100                   1,565,100
Providian Financial Corp. ...........    14,700                   1,154,869
Safeco Corp. ........................    21,800                     990,537
Saint Paul Cos., Inc. ...............    34,664                   1,458,055
SunAmerica, Inc. ....................    30,100                   1,728,869
Torchmark Corp. .....................    21,600                     988,200
Travelers Group, Inc. ...............   176,857                  10,721,956
UNUM Corp. ..........................    20,800                   1,154,400
                                                             --------------
                                                                 65,603,910
                                                             --------------
MORTGAGE RELATED (1.1%)
Fannie Mae ..........................   163,600                   9,938,700
Federal Home Loan Mortgage
  Corp. .............................   107,200                   5,045,100
                                                             --------------
                                                                 14,983,800
                                                             --------------
UTILITY--ELECTRIC (2.2%)
Ameren Corp. ........................    21,200                     842,700
American Electric Power, Inc. .......    29,300                   1,329,488
Baltimore Gas & Electric Co. ........    22,800                     708,225
Carolina Power & Light Co. ..........    23,200                   1,006,300
Central & South West Co. ............    31,800                     854,625
CINergy Corp. .......................    24,313                     850,955
Consolidated Edison, Inc. ...........    36,300                   1,672,069
Dominion Resources, Inc. ............    29,900                   1,218,425
DTE Energy Co. ......................    22,400                     904,400
Duke Energy Co. .....................    55,530                   3,290,152
Edison International ................    58,900                   1,741,231
Entergy Corp. .......................    37,600                   1,081,000
FirstEnergy Corp. ...................    35,500                   1,091,625
FPL Group, Inc. .....................    28,100                   1,770,300
GPU, Inc. ...........................    19,600                     741,125
Houston Industries, Inc. ............    43,600                   1,346,150
Northern States Power Co. ...........    22,400                     641,200
Pacificorp. .........................    45,800                   1,036,225
Peco Energy Co. .....................    34,300                   1,001,131
PG&E Corp. ..........................    58,800                   1,855,875
PP&L Resources, Inc. ................    29,000                     657,937
Public Service Enterprise Group .....    35,800                   1,232,862
Sempra Energy* ......................    25,865                     717,764
Texas Utilities Co. .................    38,000                   1,581,750
Unicom Corporation ..................    33,400                   1,171,088
                                                             --------------
                                                                 30,344,602
                                                             --------------
UTILITY--GAS (0.4%)
Columbia Gas System, Inc. ...........    12,900                     717,562
Consolidated Natural Gas Co. ........    14,300                     841,913
ENRON Corp. .........................    50,700                   2,740,969
Nicor, Inc. .........................    17,200                     690,150
                                                             --------------
                                                                  4,990,594
                                                             --------------
UTILITY--TELEPHONE (5.2%)
Alltel Corp. ........................    26,800                   1,246,200
Ameritech Corp. .....................   168,800                   7,574,900
AT&T Corp. ..........................   250,500                  14,309,813
Bell Atlantic Corp. .................   239,592                  10,931,385
BellSouth Corp. .....................   152,900                  10,263,412
Frontier Corp. ......................    23,900                     752,850

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                        NUMBER                    VALUE
                                       OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
GTE Corp. ...........................   147,700              $    8,215,812
SBC Communications, Inc. ............   282,746                  11,309,840
Sprint Corp. ........................    66,300                   4,674,150
U.S. West Communications
  Group .............................    74,500                   3,501,500
                                                             --------------
                                                                 72,779,862
                                                             --------------
  TOTAL CREDIT SENSITIVE (25.1%)                                350,694,495
                                                             --------------
ENERGY
COAL & GAS PIPELINES (0.5%)
Burlington Resources, Inc. ..........    27,730                   1,194,123
Coastal Corp. .......................    16,400                   1,144,925
Sonat, Inc. .........................    17,700                     683,662
Tenneco, Inc. .......................    26,800                   1,020,075
Williams Cos., Inc. .................    63,400                   2,139,750
                                                             --------------
                                                                  6,182,535
                                                             --------------
OIL--DOMESTIC (1.5%)
Amerada Hess Corp. ..................    13,500                     733,219
Amoco Corp. .........................   149,600                   6,227,100
Anadarko Petroleum Corp. ............    10,700                     718,906
Apache Corp. ........................    21,400                     674,100
Ashland, Inc. .......................    13,400                     691,775
Atlantic Richfield Co. ..............    48,600                   3,796,875
Kerr McGee Corp. ....................    11,500                     665,562
Occidental Petroleum Corp. ..........    53,300                   1,439,100
Pennzoil Co. ........................    12,300                     622,688
Phillips Petroleum Co. ..............    40,400                   1,946,775
Sun Co., Inc. .......................    15,500                     601,594
Union Pacific Resources
  Group, Inc. .......................    37,408                     656,978
Unocal Corp. ........................    36,300                   1,297,725
USX-Marathon Group ..................    41,800                   1,434,262
                                                             --------------
                                                                 21,506,659
                                                             --------------
OIL--INTERNATIONAL (4.8%)
Chevron Corp. .......................   100,900                   8,381,006
Exxon Corp. .........................   376,600                  26,856,287
Mobil Corp. .........................   120,500                   9,233,313
Royal Dutch Petroleum Co.
  (ADR) .............................   329,300                  18,049,756
Texaco, Inc. ........................    84,200                   5,025,688
                                                             --------------
                                                                 67,546,050
                                                             --------------
OIL--SUPPLIES & CONSTRUCTION (0.8%)
Baker Hughes, Inc. ..................    24,100                     832,956
Dresser Industries, Inc. ............    27,600                   1,216,125
Halliburton Co. .....................    41,200                   1,835,975
McDermott International, Inc. .......    16,200                     557,888
Schlumberger Ltd. ...................    76,400                   5,219,075
Western Atlas, Inc.* ................     8,200                     695,975
                                                             --------------
                                                                 10,357,994
                                                             --------------
RAILROADS (0.5%)
Burlington Northern Santa Fe ........    24,051                   2,361,508
CSX Corp. ...........................    31,800                   1,446,900
Norfolk Southern Corp. ..............    54,900                   1,636,706
Union Pacific Corp. .................    36,000                   1,588,500
                                                             --------------
                                                                  7,033,614
                                                             --------------
  TOTAL ENERGY (8.1%) ...............                           112,626,852
                                                             --------------

-------------------------------------------------------------------------------
                                        NUMBER                    VALUE
                                       OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
TECHNOLOGY
ELECTRONICS (4.1%)
Advanced Micro Devices, Inc.* .......    38,200              $      651,787
AMP, Inc. ...........................    33,800                   1,161,875
Applied Materials, Inc.* ............    56,200                   1,657,900
BB&T Corp. ..........................    22,000                   1,487,750
Cisco Systems, Inc.* ................   156,250                  14,384,766
EMC Corp.* ..........................    76,200                   3,414,712
Harris Corp. ........................    14,900                     665,844
Intel Corp. .........................   251,300                  18,627,613
ITT Industries, Inc. ................    17,400                     650,325
KLA-Tencor Corp.* ...................    24,100                     667,269
LSI Logic Corp.* ....................    28,600                     659,588
Micron Technology, Inc.* ............    30,800                     764,225
Motorola, Inc. ......................    91,700                   4,819,981
National Semiconductor Corp.* .......    44,500                     586,844
Parametric Technology Corp.* ........    39,500                   1,071,437
Perkin-Elmer Corp. ..................    10,400                     646,750
Seagate Technology, Inc.* ...........    35,200                     838,200
Texas Instruments, Inc. .............    59,600                   3,475,425
3Com Corp.* .........................    54,700                   1,678,606
                                                             --------------
                                                                 57,910,897
                                                             --------------
OFFICE EQUIPMENT (4.2%)
Apple Computer, Inc.* ...............    22,900                     656,944
Bay Networks, Inc.* .................    31,900                   1,028,775
Ceridian Corp.* .....................    11,100                     652,125
Compaq Computer Corp. ...............   255,899                   7,261,120
Dell Computer Corp.* ................   100,600                   9,336,938
Hewlett-Packard Co. .................   159,700                   9,562,037
Honeywell, Inc. .....................    19,600                   1,637,825
International Business Machines
  Corp. .............................   149,900                  17,210,394
Pitney Bowes, Inc. ..................    43,300                   2,083,813
Sun Microsystems, Inc.* .............    58,200                   2,528,063
Unisys Corp.* .......................    36,300                   1,025,475
Xerox Corp. .........................    50,200                   5,101,575
                                                             --------------
                                                                 58,085,084
                                                             --------------
OFFICE EQUIPMENT SERVICES (4.4%)
Adobe Systems, Inc. .................    16,000                     679,000
Automatic Data Processing, Inc. .....    45,900                   3,344,962
Computer Associates
  International, Inc. ...............    83,825                   4,657,527
Computer Sciences Corp. .............    23,900                   1,529,600
First Data Corp. ....................    65,700                   2,188,631
Gateway 2000, Inc.* .................    22,800                   1,154,250
HBO & Co. ...........................    64,800                   2,284,200
Microsoft Corp.* ....................   373,300                  40,456,387
Novell, Inc.* .......................    60,700                     773,925
Oracle Corp.* .......................   151,687                   3,725,812
Silicon Graphics, Inc.* .............    56,000                     679,000
                                                             --------------
                                                                 61,473,294
                                                             --------------
TELECOMMUNICATIONS (3.3%)
AirTouch Communications, Inc.*           86,700                   5,066,531
Ascend Communications, Inc.* ........    29,900                   1,481,919
Cabletron Systems, Inc.* ............    47,900                     643,656
DSC Communications Corp.* ...........    23,600                     708,000
Lucent Technologies, Inc. ...........   199,888                  16,628,183

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-----------------------------------------------------------------------
                                           NUMBER           VALUE
                                         OF SHARES         (NOTE 1)
-----------------------------------------------------------------------
MCI Communications Corp. ............     107,400      $    6,242,625
Nextel Communications, Inc.
  (Class A)* ........................      38,200             950,225
Northern Telecommunications
  Ltd. ..............................      79,900           4,534,325
Tellabs, Inc.* ......................      26,400           1,890,900
WorldCom, Inc.* .....................     155,400           7,527,187
                                                       --------------
                                                           45,673,551
                                                       --------------
  TOTAL TECHNOLOGY (16.0%) ..........                     223,142,826
                                                       --------------
DIVERSIFIED
MISCELLANEOUS (1.0%)
Corning, Inc. .......................      35,400           1,230,150
Ikon Office Solutions, Inc. .........      27,500             400,469
Minnesota Mining &
  Manufacturing Co. .................      63,100           5,186,031
Textron, Inc. .......................      25,200           1,806,525
Tyco International Ltd. .............      88,086           5,549,418
                                                       --------------
  TOTAL DIVERSIFIED (1.0%) ..........                      14,172,593
                                                       --------------
TOTAL COMMON STOCKS (98.0%)
  (Cost $974,197,337) ...............                   1,369,471,053
                                                       --------------

-----------------------------------------------------------------------
                                        PRINCIPAL         VALUE
                                         AMOUNT         (NOTE 1)
-----------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan Mortgage
  Corp.:
  5.85%, due 07/01/98 ..............  $ 5,900,000    $    5,900,000
  5.5%, due 07/23/98 ...............    6,254,000         6,233,056
Federal National Mortgage
  Association
  5.48%, due 07/29/98 ..............    5,000,000         4,978,767
U.S. Treasury Bill
  4.93%, due 07/09/98** ............    1,500,000         1,498,360
                                                     --------------
  TOTAL U.S. GOVERNMENT &
  AGENCIES (1.3%) ..................                     18,610,183
                                                     --------------
TOTAL SHORT-TERM DEBT SECURITIES (1.3%)
  (Amortized Cost $18,610,183) .....                     18,610,183
                                                     --------------
TOTAL INVESTMENTS (99.3%)
  (Cost/Amortized Cost
  $992,807,520).....................                  1,388,081,236
OTHER ASSETS
  LESS LIABILITIES (0.7%) ..........                      9,360,276
                                                     --------------
NET ASSETS (100.0%) ................                 $1,397,441,512
                                                     ==============

----------
Financial Futures Contracts outstanding at June 30, 1998:

                                 EXPIRATION        NUMBER          ORIGINAL         VALUE AT        UNREALIZED
DESCRIPTION                         DATE        OF CONTRACTS         VALUE          06/30/98       APPRECIATION
-----------------------------   ------------   --------------   --------------   --------------   -------------
Long S&P 500 Index* .........      9/98             57           $16,023,800      $16,287,750        $263,950

----------
*     Non-income producing.

**    Security segregated as collateral on financial futures contracts.

   Glossary:
   ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------
                                                  NUMBER                   VALUE
                                                OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (0.3%)
CHEMICALS
Monsanto Co. ................................      625,000            $   34,921,875
                                                                      --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
Waste Management, Inc. ......................      750,000                26,250,000
                                                                      --------------
PRINTING, PUBLISHING &
  BROADCASTING (6.8%)
CBS Corp.(a) ................................    2,440,400                77,482,700
Chris Craft Industries, Inc.
  (Class B)*++ ..............................    1,262,939                69,066,949
Comcast Corp. (Class A) SPL .................    1,011,800                41,072,756
Liberty Media Group (Class A)*                   4,251,444               165,009,170
MediaOne Group, Inc.* .......................      265,000                11,643,438
News Corp. Ltd. (ADR)(a) ....................    1,330,200                42,732,675
Reuters Group PLC (ADR) .....................    1,443,880                98,905,780
Tele-Communications, Inc.
  (Class A)(a)* .............................    1,448,710                55,684,791
Time Warner, Inc. ...........................      178,900                15,284,769
Viacom, Inc. (Class B)* .....................    3,805,800               221,687,850
                                                                      --------------
                                                                         798,570,878
                                                                      --------------
  TOTAL BUSINESS SERVICES (7.0%)                                         824,820,878
                                                                      --------------
CAPITAL GOODS
AEROSPACE (0.5%)
Loral Space & Communications*                    2,156,800                60,929,600
                                                                      --------------
ELECTRICAL EQUIPMENT (0.2%)
Philips Electronics N.V. ....................      325,000                27,625,000
                                                                      --------------
MACHINERY (0.2%)
AlliedSignal, Inc. ..........................      400,000                17,750,000
                                                                      --------------
  TOTAL CAPITAL GOODS (0.9%) ................                            106,304,600
                                                                      --------------
CONSUMER CYCLICALS
AIRLINES (1.9%)
AMR Corp.* ..................................      370,000                30,802,500
Delta Air Lines, Inc. .......................      962,300               124,377,275
Northwest Airlines Corp.
  (Class A)* ................................      595,800                22,975,538
UAL Corp.* ..................................      328,500                25,623,000
US Airways Group, Inc.* .....................      200,000                15,850,000
                                                                      --------------
                                                                         219,628,313
                                                                      --------------
AUTO RELATED (1.0%)
Republic Industries, Inc.(a)* ...............    4,549,500               113,737,500
                                                                      --------------
AUTOS & TRUCKS (0.1%)
AutoZone, Inc.(a)* ..........................      414,400                13,234,900
Chrysler Corp. ..............................       73,800                 4,160,475
                                                                      --------------
                                                                          17,395,375
                                                                      --------------
FOOD SERVICES, LODGING (0.5%)
Starwood Hotels & Resorts ...................    1,189,151                57,450,858
                                                                      --------------
LEISURE RELATED (3.3%)
Carnival Corp. (Class A)(a) .................    1,635,200                64,794,800
Cendant Corp.(a)* ...........................   15,223,600               317,792,650
Royal Caribbean Cruises Ltd.(a) .............      174,000                13,833,000
                                                                      --------------
                                                                         396,420,450
                                                                      --------------

-------------------------------------------------------------------------------------
                                                  NUMBER                   VALUE
                                                OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------------
RETAIL--GENERAL (3.4%)
Abercrombie & Fitch Co.
  (Class A)*++ ..............................      488,522            $   21,494,960
Home Depot, Inc. ............................    2,222,000               184,564,875
Limited, Inc.(a) ............................    2,246,975                74,431,047
Lowe's Cos., Inc. ...........................      822,800                33,374,825
Office Depot, Inc.* .........................      450,000                14,203,125
Wal-Mart Stores, Inc. .......................    1,128,000                68,526,000
                                                                      --------------
                                                                         396,594,832
                                                                      --------------
  TOTAL CONSUMER CYCLICALS (10.2%)                                     1,201,227,328
                                                                      --------------
CONSUMER NONCYCLICALS
DRUGS (5.8%)
Astra AB (A Shares) .........................    3,206,666                65,524,202
Bristol-Myers Squibb Co. ....................    2,157,000               247,920,187
Merck & Co., Inc. ...........................    2,163,200               289,328,000
Schering Plough Corp. .......................      862,000                78,980,750
                                                                      --------------
                                                                         681,753,139
                                                                      --------------
HOSPITAL SUPPLIES & SERVICES (2.8%)
Abbott Laboratories .........................    1,753,600                71,678,400
Boston Scientific Corp.(a)* .................    1,792,200               128,366,325
Columbia/HCA Healthcare Corp.                    1,000,000                29,125,000
Medtronic, Inc.(a) ..........................    1,257,800                80,184,750
United HealthCare Corp. .....................      423,500                26,892,250
                                                                      --------------
                                                                         336,246,725
                                                                      --------------
TOBACCO (3.8%)
Loews Corp. .................................    2,068,500               180,218,063
Philip Morris Cos., Inc.(a) .................    6,908,200               272,010,375
                                                                      --------------
                                                                         452,228,438
                                                                      --------------
  TOTAL CONSUMER NONCYCLICALS (12.4%)                                  1,470,228,302
                                                                      --------------
CREDIT SENSITIVE
BANKS (6.3%)
Bank of Tokyo-Mitsubishi Ltd. ...............    3,218,000                35,398,000
Chase Manhattan Corp. .......................    3,661,736               276,461,068
Citicorp ....................................      400,000                59,700,000
First Union Corp. ...........................    2,205,000               128,441,250
NationsBank Corp. ...........................    3,145,700               240,646,050
                                                                      --------------
                                                                         740,646,368
                                                                      --------------
FINANCIAL SERVICES (5.7%)
American Express Co. ........................      950,400               108,345,600
Associates First Capital Corp.
  (Class A) .................................    1,080,000                83,025,000
Fleet Financial Group, Inc. .................      192,100                16,040,350
Household International, Inc. ...............      542,400                26,984,400
MBNA Corp. ..................................    8,367,525               276,128,325
Morgan Stanley Dean Witter
  & Co. .....................................    1,113,166               101,715,543
PMI Group, Inc. .............................      901,700                66,162,238
                                                                      --------------
                                                                         678,401,456
                                                                      --------------
INSURANCE (10.3%)
Allstate Corp. ..............................      946,647                86,677,366
American International Group,
  Inc. ......................................    3,690,475               538,809,350
Hartford Financial Services
  Group, Inc. ...............................      708,600                81,046,125

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                             NUMBER               VALUE
                                           OF SHARES            (NOTE 1)
-------------------------------------------------------------------------------
Progressive Corp. .................          599,900        $   84,585,900
Travelers Group, Inc.(a) ..........        7,036,797           426,605,848
                                                            --------------
                                                             1,217,724,589
                                                            --------------
MORTGAGE RELATED (0.1%)
Fannie Mae ........................          193,000            11,724,750
                                                            --------------
REAL ESTATE (1.3%)
CBL & Associates
  Properties, Inc.++ ..............          912,200            22,120,850
Macerich Co. ......................          717,500            21,031,719
Simon Debartolo Group, Inc. .......        1,443,000            46,897,500
Spieker Properties, Inc. ..........        1,373,400            53,219,250
Summit Properties, Inc. ...........          464,100             8,788,894
                                                            --------------
                                                               152,058,213
                                                            --------------
UTILITY--TELEPHONE (2.3%)
AT&T Corp. ........................          500,000            28,562,500
BellSouth Corp. ...................           10,824               726,561
Telecomunicacoes Brasileiras
  S.A.--Telebras (ADR)(a) .........        1,372,300           149,838,006
Teleport Communications Group,
  Inc. (Class A)*++ ...............        1,699,000            92,170,750
                                                            --------------
                                                               271,297,817
                                                            --------------
  TOTAL CREDIT SENSITIVE (26.0%)                             3,071,853,193
                                                            --------------
ENERGY
OIL--DOMESTIC (0.2%)
Union Pacific Resources
  Group, Inc. .....................        1,211,677            21,280,077
                                                            --------------
OIL--SUPPLIES & CONSTRUCTION (3.9%)
Baker Hughes, Inc. ................          630,000            21,774,375
BJ Services Co.* ..................        2,013,000            58,502,812
Dresser Industries, Inc.(a) .......        2,471,200           108,887,250
Halliburton Co. ...................        2,464,400           109,819,825
Nabors Industries, Inc.* ..........          910,300            18,035,319
Rowan Cos., Inc.* .................          185,000             3,595,938
Santa Fe International Corp. ......          286,900             8,678,725
Schlumberger Ltd.(a) ..............          500,000            34,156,250
Transocean Offshore, Inc.(a) ......        1,550,800            69,010,600
Western Atlas, Inc.* ..............          303,800            25,785,025
                                                            --------------
                                                               458,246,119
                                                            --------------
RAILROADS (0.8%)
Canadian Pacific Ltd. .............        2,373,300            67,342,388
Union Pacific Corp. ...............          643,371            28,388,745
                                                            --------------
                                                                95,731,133
                                                            --------------
  TOTAL ENERGY (4.9%) .............                            575,257,329
                                                            --------------
TECHNOLOGY
ELECTRONICS (12.3%)
Cisco Systems, Inc.(a)* ...........        5,836,500           537,322,781
EMC Corp.(a)* .....................        1,350,000            60,496,875
Intel Corp.(a) ....................          800,000            59,300,000
National Semiconductor Corp.* .....        1,175,000            15,495,312
Network Associates, Inc.(a)* ......        2,450,000           117,293,750
SCI Systems, Inc.(a)* .............        1,125,000            42,328,125
Solectron Corp.(a)* ...............        1,600,000            67,300,000
Sterling Commerce, Inc.(a)* .......        2,683,582           130,153,727
Texas Instruments, Inc.(a) ........        5,340,000           311,388,750
3Com Corp.(a)* ....................        3,655,700           112,184,294
                                                            --------------
                                                             1,453,263,614
                                                            --------------

-------------------------------------------------------------------------------
                                             NUMBER              VALUE
                                           OF SHARES           (NOTE 1)
-------------------------------------------------------------------------------
OFFICE EQUIPMENT (4.4%)
Ceridian Corp.*++ .................        3,815,000        $  224,131,250
Compaq Computer Corp.(a) ..........        1,350,000            38,306,250
International Business Machines
  Corp. ...........................        2,000,000           229,625,000
Sterling Software, Inc.* ..........        1,172,400            34,659,075
                                                            --------------
                                                               526,721,575
                                                            --------------
OFFICE EQUIPMENT SERVICES (0.3%)
First Data Corp.(a) ...............          915,000            30,480,938
                                                            --------------
TELECOMMUNICATIONS (15.4%)
ADC Telecommunications, Inc.* .            1,650,000            60,276,563
AirTouch Communications, Inc.*.....          894,600            52,278,187
Ascend Communications, Inc.* ......          100,000             4,956,250
DSC Communications Corp.(a)* ......        2,381,100            71,433,000
Ericsson LM (ADR) .................          400,000            11,450,000
FORE Systems, Inc.* ...............           21,400               567,100
Mannesmann AG .....................        2,013,245           204,394,322
Mannesmann AG (ADR) ...............        1,437,000           146,272,230
MCI Communications Corp. ..........        2,037,300           118,418,062
Nextel Communications, Inc.
  (Class A)* ......................          979,400            24,362,575
Nokia Corp. (ADR) .................          309,600            22,465,350
Tele-Communications TCI
  Ventures Group (Class A)(a)* .          16,137,552           323,759,637
Tellabs, Inc.(a)* .................        1,385,000            99,200,625
WorldCom, Inc.(a)* ................       14,032,618           679,704,934
                                                            --------------
                                                             1,819,538,835
                                                            --------------
  TOTAL TECHNOLOGY (32.4%) ........                          3,830,004,962
                                                            --------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Anixter International, Inc.* ......          393,734             7,505,554
Tyco International Ltd. ...........        2,023,336           127,470,168
                                                            --------------
  TOTAL DIVERSIFIED (1.1%) ........                            134,975,722
                                                            --------------
TOTAL COMMON STOCKS (95.2%)
 (Cost $7,591,850,024) ............                         11,249,594,189
                                                            --------------
PREFERRED STOCKS:
BUSINESS SERVICES (0.1%)
ENVIRONMENTAL CONTROL
Republic Industries, Inc.
  6.5% Exch. Conv. ................          470,400            11,289,600
                                                            --------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $11,561,746) ...............                             11,289,600
                                                            --------------
                                           PRINCIPAL
                                            AMOUNT
                                         ----------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Chase Manhattan Corp.
  5.48%, 08/04/98 .................     $ 10,000,000             9,948,528
First Union National Bank
  5.52%, 07/30/98 .................       10,000,000             9,955,694
                                                            --------------
  TOTAL BANKERS' ACCEPTANCES (0.2%)                             19,904,222
                                                            --------------
COMMERCIAL PAPER
AIG Funding, Inc.
  6.1%, due 07/01/98 ..............       76,081,000            76,081,000
Bankers Trust New York Corp.
  5.57%, due 08/12/98 .............        3,000,000             2,980,645
CXC, Inc.
  5.59%, due 08/12/98 .............       15,000,000            14,902,875

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                    PRINCIPAL                    VALUE
                                     AMOUNT                     (NOTE 1)
-------------------------------------------------------------------------------
Dresdner Bank AG
  6.0%, due 07/01/98 ..........   $108,000,000               $ 108,000,000
General Re Corp.
  5.63%, due 07/31/98 .........      2,000,000                   1,990,667
Henkel KGAA
  5.55%, due 08/11/98 .........      4,000,000                   3,974,853
Household Finance Corp.
  6.05%, due 07/01/98 .........     35,000,000                  35,000,000
Market Street Funding Corp.
  6.3%, due 07/01/98 ..........     26,275,000                  26,275,000
Merrill Lynch & Co., Inc.
  5.59%, due 07/29/98 .........     12,000,000                  11,948,014
Mobil Credit Finance Corp.
  6.15%, due 07/01/98 .........      1,000,000                   1,000,000
Rose Funding Ltd.
  5.62%, due 08/12/98 .........     33,245,000                  33,028,575
Salomon Smith Barney
  Holdings, Inc.
  5.59%, due 08/12/98 .........     30,000,000                  29,805,750
San Diego Gas & Electric Co.
  5.55%, due 08/24/98 .........      2,600,000                   2,578,355
Sheffield Receivable Corp.
  5.61%, due 08/17/98 .........     27,000,000                  26,802,247
Shell Oil Co.
  6.2%, due 07/01/98 ..........      4,000,000                   4,000,000
Suntrust Banks, Inc.:
  5.56%, due 08/12/98 .........     17,000,000                  16,890,520
  5.58%, due 08/17/98 .........     25,000,000                  24,819,181
Three Rivers Funding Corp.
  5.63%, due 07/24/98 .........     37,760,000                  37,624,661
UBS Finance Delaware, Inc.
  5.55%, due 08/10/98 .........     25,000,000                  24,846,667
                                                             --------------
  TOTAL COMMERCIAL PAPER (4.1%)                                482,549,010
                                                             --------------
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Bank
  5.55%, due 07/01/98 .........     92,100,000                  92,100,000
Federal Home Loan
  Mortgage Corp.
  6.05%, due 07/01/98 .........     25,000,000                  25,000,000
Federal National Mortgage
  Association
  5.49%, due 08/24/98 .........     25,000,000                  24,795,625
                                                             --------------
  TOTAL U.S. GOVERNMENT AGENCIES (1.2%)                        141,895,625
                                                             --------------
TOTAL SHORT-TERM DEBT SECURITIES (5.5%)
 (Cost $644,348,857) ..........                                644,348,857
                                                             --------------
TOTAL INVESTMENTS (100.8%)
 (Cost/Amortized Cost
  $8,247,760,627) .............                              11,905,232,646
                                                             --------------
                                         NUMBER OF
                                       CONTRACTS(B)
                                       -----------
CALL OPTIONS WRITTEN*(c):
AutoZone, Inc.:
  July @ $29.75 ...............          1,500                    (339,000)
  August @ $33.25 .............          2,500                    (182,500)
Boston Scientific Corp.
  July @ $71.50 ...............          2,000                    (512,000)
Carnival Corp.
  August @ $37.625 ............          2,000                    (664,000)

-------------------------------------------------------------------
                                     NUMBER OF           VALUE
                                   CONTRACTS(B)        (NOTE 1)
-------------------------------------------------------------------
CBS Corp.:
  July @ $34.1875 .............       2,000        $   (15,680)
  August @ $30.625 ............       2,500           (487,500)
Cendant Corp.:
  July @ $21.75 ...............       2,500           (257,500)
  July @ $22.25 ...............       3,000           (186,000)
  July @ $22.6875 .............       3,000           (156,000)
  July @ $23.50 ...............       2,000            (46,000)
  July @ $24.875 ..............       4,000            (60,000)
  August @ $19.875 ............       2,000           (546,000)
  August @ $20.625 ............       3,500           (665,000)
  August @ $20.75 .............       5,000         (1,010,000)
  August @ $21.50 .............       2,500           (320,000)
  August @ $21.75 .............       3,000           (438,000)
  August @ $21.9375 ...........       3,000           (294,000)
  August @ $22.25 .............       3,000           (243,540)
Cisco Systems, Inc.:
  July @ $74.125 ..............       2,500         (4,535,000)
  July @ $74.625 ..............       1,000         (1,747,000)
  July @ $75.625 ..............       2,000         (3,311,620)
  August @ $73.25 .............       2,500         (4,832,500)
  August @ $76.50 .............       2,000         (3,256,000)
  August @ $76.625 ............       3,000         (4,959,540)
  August @ $79.125 ............       2,000         (2,797,200)
  August @ $80.875 ............       1,500         (1,900,080)
  August @ $84.25 .............       2,000         (2,048,000)
  August @ $86.25 .............       3,000         (2,652,000)
  August @ $87.6875 ...........       2,500         (2,020,000)
  September @ $88.82 ..........       2,000         (1,622,760)
  September @ $90.75 ..........       1,500         (1,089,000)
Compaq Computer Corp.:
  July @ $28.375 ..............       2,000           (288,000)
  July @ $31.125 ..............       3,500            (66,850)
  July @ $32.125 ..............       3,500            (77,000)
  August @ $28.625 ............       2,500           (433,525)
Dresser Industries, Inc.:
  July @ $45.875 ..............       2,000           (224,940)
  August @ $40.8719 ...........       2,000           (878,000)
DSC Communications Corp.:
  August @ $26.75 .............       3,000         (1,164,000)
  August @ $27.50 .............       2,500           (837,500)
  August @ $28.50 .............       2,500           (605,000)
  August @ $29.8125 ...........       1,500           (310,500)
EMC Corp.:
  July @ $41.875 ..............       1,500           (589,500)
  August @ $40.75 .............       2,000           (988,000)
First Data Corp.:
  July @ $33.375 ..............       2,000           (228,000)
  July @ $34.625 ..............       2,500           (155,000)
Intel Corp.:
  July @ $74.00 ...............       1,000           (312,000)
  August @ $68.4375 ...........       1,000           (760,500)
  August @ $70.00 .............       1,500           (927,315)
Limited, Inc.:
  August @ $31.1875 ...........       3,000           (930,000)
  August @ $31.9375 ...........       3,500           (819,000)
Medtronic, Inc.:
  July @ $50.25 ...............       3,000         (4,080,720)
  August @ $56.625 ............       2,000         (1,594,000)
  August @ $58.00 .............       1,000           (662,000)
  September @ $62.375 .........       1,500           (472,500)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-----------------------------------------------------------------------
                                    NUMBER OF             VALUE
                                  CONTRACTS(B)           (NOTE 1)
-----------------------------------------------------------------------
Network Associates, Inc.:
  August @ $38.375 .............     2,000         $    (1,980,000)
  August @ $41.125 .............     1,000                (754,000)
News Corp. Ltd.
  August @ $28.25 ..............     2,000                (856,000)
Philip Morris Cos., Inc.:
  July @ $37.1875 ..............     5,000              (1,174,000)
  July @ $37.375 ...............     3,500                (908,250)
  July @ $37.75 ................     2,500                (495,000)
  July @ $38.25 ................     2,000                (330,000)
  August @ $37.625 .............     3,000                (777,000)
  August @ $40.0625 ............     3,000                (507,000)
  August @ $40.375 .............     3,000                (444,000)
Republic Industries, Inc.
  July @ $24.50 ................     3,000                (405,000)
Royal Caribbean Cruises Ltd.
  August @ $78.50 ..............     1,000                (498,320)
Schlumberger Ltd.
  July @ $78.875 ...............     1,500                 (19,500)
SCI Systems, Inc.:
  July @ $37.3125 ..............     3,500                (714,000)
  August @ $33.125 .............     2,000              (1,156,240)
Solectron Corp.:
  July @ $45.00 ................     3,500                (360,500)
  August @ $39.00 ..............     2,000                (928,000)
  August @ $40.375 .............     1,500                (601,500)
  August @ $40.50 ..............     2,000                (770,000)
Sterling Commerce, Inc.:
  July @ $41.375 ...............     1,500              (1,096,500)
  August @ $38.75 ..............     2,000              (2,010,000)
  August @ $40.25 ..............     2,000              (1,716,600)
  August @ $41.25 ..............     2,000              (1,556,000)
  August @ $42.625 .............     2,000              (1,364,000)
  August @ $43.25 ..............     2,000              (1,220,000)
  September @ $47.875 ..........     3,000                (765,000)
Tele-Communications, Inc.
 (Class A):
  July @ $34.4375 ..............     1,500                (624,855)
  July @ $35.875 ...............     1,500                (468,990)
Tele-Communications TCI
 Ventures Group (Class A):
  July @ $17.125 ...............     3,000                (885,000)
  July @ $17.1875 ..............     3,500              (1,053,500)
  July @ $17.625 ...............     3,500                (903,000)
  August @ $16.50 ..............     6,000              (2,262,000)
  August @ $16.6875 ............     6,500              (2,287,500)
  August @ $16.75 ..............     6,000              (2,087,040)


---------------------------------------------------------------------
                                    NUMBER OF            VALUE
                                  CONTRACTS(B)          (NOTE 1)
---------------------------------------------------------------------
  August @ $19.25 ..............     3,500         $      (507,500)
  August @ $19.50 ..............     3,000                (426,000)
  September @ $19.50 ...........     2,500                (350,225)
Telecomunicacoes Brasileiras
 S.A.--Telebras:
  August @ $107.75 .............     1,000                (940,000)
  August @ $111.125 ............     1,500              (1,246,500)
  August @ $117.25 .............     3,000              (1,323,000)
  September @ $107.25 ..........     2,000              (2,090,000)
Tellabs, Inc.:
  August @ $62.375 .............     2,500              (2,575,000)
  August @ $63.25 ..............     2,500              (2,330,275)
  August @ $63.50 ..............     2,000              (1,894,680)
  August @ $64.375 .............     2,500              (2,232,150)
  August @ $73.00 ..............     1,500                (577,500)
Texas Instruments, Inc.:
  July @ $52.125 ...............     2,000              (1,422,000)
  July @ $55.625 ...............     2,500              (1,175,000)
  August @ $47.625 .............     1,500              (1,693,500)
  August @ $49.375 .............     2,000              (1,936,000)
  August @ $50.125 .............     2,500              (2,292,500)
Transocean Offshore, Inc.
  July @ $49.00 ................     1,500                (199,500)
Travelers Group, Inc.:
  July @ $64.00 ................     1,500                 (88,500)
  August @ $61.75 ..............     2,500                (657,500)
WorldCom, Inc.:
  July @ $44.4375 ..............     5,000              (2,175,000)
  August @ $44.4375 ............     3,500              (1,634,500)
  August @ $45.50 ..............     3,500              (1,312,500)
  August @ $47.5625 ............     3,000                (861,000)
3Com Corp.:
  July @ $27.125 ...............     3,000              (1,299,000)
  July @ $30.00 ................     2,000                (294,000)
  July @ $32.50 ................     2,500                (155,000)
  July @ $33.625 ...............     2,000                  (1,120)
  July @ $34.00 ................     2,500                 (50,000)
  August @ $24.75 ..............     2,500              (1,650,000)
  August @ $25.00 ..............     2,000              (1,268,000)
  August @ $25.8125 ............     2,500              (1,472,500)
  August @ $26.00 ..............     3,000              (1,599,000)
  August @ $27.50 ..............     2,000                (874,000)
                                                   ---------------
TOTAL CALL OPTIONS WRITTEN (-1.2%)
 (Premiums Received $80,537,659)                      (135,178,515)
                                                   ---------------
OTHER ASSETS
 LESS LIABILITIES (0.4%) .......                        43,785,850
                                                   ---------------
NET ASSETS (100.0%) ............                   $11,813,839,981
                                                   ===============

----------
*     Non-income producing.

++ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(a)   Partially pledged as collateral on outstanding written call options.


(b)   One contract relates to 100 shares.

(c)   Covered call option contracts written in connection with securities held.

   Glossary:
   ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.9%)
Akzo Nobel N.V. .....................        15,000          $    3,335,956
Bayer AG ............................        40,000               2,064,874
GP Batteries International Ltd. .....       820,000               1,494,880
GP Batteries International Ltd.--
  Warrants (expire 11/15/00)* .......        12,500                  11,000
Indo Gulf Fertilisers &
  Chemicals Corp. Ltd. (GDR)+ .             150,000                 125,295
Ishihara Sangyo Kaisha Ltd.* ........       117,000                 162,055
Johnson Matthey PLC .................       225,000               2,021,543
Rhodia SA* ..........................        24,760                 690,291
Royal Group Technologies Ltd.*               50,000               1,444,056
SKW Trostberg AG ....................        32,000               1,140,893
Yule Catto & Co. PLC ................        12,156                  75,721
                                                             --------------
                                                                 12,566,564
                                                             --------------
CHEMICALS--SPECIALTY (0.7%)
SGL Carbon AG+ ......................        78,560               9,191,106
UCAR International, Inc.* ...........        40,000               1,167,500
                                                             --------------
                                                                 10,358,606
                                                             --------------
METALS & MINING (0.2%)
Great Central Mines Ltd. ............       360,000                 343,729
Randgold Resources Ltd.
  (GDR)*+ ...........................       181,800                 978,084
Toho Titanium .......................       129,000               1,005,050
Westralian Sands Ltd. ...............       280,000                 581,561
WMC Ltd. ............................       200,000                 602,641
                                                             --------------
                                                                  3,511,065
                                                             --------------
PAPER (0.4%)
Enso Oyj (R Shares) .................       124,000               1,341,201
Grupo Industrial Durango
  (ADR)* ............................        66,000                 585,750
Jefferson Smurfit Group PLC .........       300,000                 896,794
Mayr-Melnhof Karton AG+ .............        48,290               3,157,079
Nippon Paper Industries Co. .........        54,000                 225,162
                                                             --------------
                                                                  6,205,986
                                                             --------------
STEEL (0.2%)
Broken Hill Proprietary Co. Ltd.            150,000               1,269,453
Sumitomo Metal Industries ...........       696,000               1,119,665
                                                             --------------
                                                                  2,389,118
                                                             --------------
  TOTAL BASIC MATERIALS (2.4%) ......                            35,031,339
                                                             --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.0%)
B.U.S. Berzelius Umwelt-Service
  AG ................................        83,200               1,720,743
Daiseki Co. Ltd. ....................        13,300                  78,676
Matsuda Sangyo Co. Ltd. .............        19,000                 146,660
Powerscreen International PLC .......       640,000                 961,924
Rentokil Initial PLC ................       450,000               3,238,978
Tomra Systems ASA ...................       270,000               8,101,761
                                                             --------------
                                                                 14,248,742
                                                             --------------
PRINTING, PUBLISHING &
  BROADCASTING (4.5%)
CBS Corp. ...........................       136,800               4,343,400
De La Rue PLC .......................       180,000                 892,786
Elsevier N.V. .......................       174,000               2,627,158


-------------------------------------------------------------------------------
                                          NUMBER                   VALUE
                                         OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Flextech PLC* .......................      69,000            $      638,377
Grupo Televisa S.A. (GDR)* ..........     120,000                 4,515,000
Liberty Media Group (Class A)* .          283,312                10,996,047
Mediaset Spa ........................     450,000                 2,873,203
News Corp. Ltd. (ADR) ...............      91,100                 2,926,588
Nippon Television Network
  Corp. .............................       3,830                 1,110,706
Reed International PLC ..............     300,000                 2,715,431
Reuters Group PLC (ADR) .............      78,620                 5,385,470
Schibsted ASA .......................      60,000                 1,009,785
Seat Spa* ...........................   6,000,000                 4,052,114
Tele-Communications, Inc.
  (Class A)* ........................     116,425                 4,475,086
Television Broadcasts Ltd. ..........     265,000                   701,149
Tokyo Broadcasting System, Inc.           209,000                 2,336,964
TVI-Televisao Independente SA*              1,175                         0
Viacom, Inc. (Class B)* .............     234,500                13,659,625
                                                             --------------
                                                                 65,258,889
                                                             --------------
PROFESSIONAL SERVICES (1.0%)
Alvern Norway ASA* ..................     258,529                   320,421
Apcoa Parking AG ....................      18,670                 1,345,772
Content Beheer N.V. .................     140,000                 4,785,324
International Public Relations
  PLC ...............................      30,000                    24,549
Meitec ..............................      56,700                 1,963,353
Unique International N.V. ...........      56,000                 1,900,359
Vedior N.V. .........................       8,881                   251,153
WPP Group PLC .......................     540,000                 3,541,834
                                                             --------------
                                                                 14,132,765
                                                             --------------
TRUCKING, SHIPPING (0.7%)
Brambles Industries Ltd. ............     220,000                 4,322,524
Cosco Pacific Ltd. ..................     300,000                   107,447
Frontline Ltd.* .....................   3,100,325                 2,022,391
Frontline Ltd.--Warrants
  (expire 05/11/01)* ................     180,690                         0
Irish Continental Group PLC .........     140,000                 2,248,038
Koninklijke Nedlloyd Groep N.V.            11,250                   228,508
Yamato Transport Co. Ltd. ...........      93,000                 1,043,248
                                                             --------------
                                                                  9,972,156
                                                             --------------
  TOTAL BUSINESS SERVICES (7.2%).....                           103,612,552
                                                             --------------
CAPITAL GOODS
AEROSPACE (0.3%)
British Aerospace ...................     320,000                 2,452,906
Loral Space & Communications*              62,000                 1,751,500
McKechnie PLC .......................      50,000                   363,226
                                                             --------------
                                                                  4,567,632
                                                             --------------
BUILDING & CONSTRUCTION (0.4%)
ABB AG* .............................         500                   738,932
Daito Trust Construction Co.
  Ltd. ..............................      46,600                   352,979
ITC Corp. Ltd. ......................     716,500                     3,607
Japan Industrial Land
  Development .......................      50,000                    82,961
Kaneshita Construction ..............     104,000                   541,682
MacMahon Holdings Ltd. ..............   1,895,200                   511,136
Metacorp BHD ........................     335,000                    96,862
Mitsui Home Co. Ltd. ................      51,000                   228,474
Nanno Construction Co. Ltd. .........      50,000                    68,533
Nippon Denwa Shisetsu ...............      43,000                   144,243

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------
                                                NUMBER                VALUE
                                               OF SHARES            (NOTE 1)
---------------------------------------------------------------------------------
Ohmoto Gumi Co. Ltd. ....................        35,000          $      201,991
Oriental Construction Co. ...............        17,700                  87,593
PS Corp. ................................        91,200                 372,379
Sacos Corp. .............................         2,400                  10,475
Sanyo Engineering &
  Construction Co. ......................        20,000                  75,891
Sho-Bond Corp. ..........................       122,800               2,241,264
Suido Kiko Kaisha .......................        33,000                  88,082
Toda Corp. ..............................        62,000                 248,233
Wesco, Inc. .............................        18,000                  48,045
                                                                 --------------
                                                                      6,143,362
                                                                 --------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.8%)
BPB PLC .................................       540,000               3,273,547
Fujikura Ltd. ...........................       335,000               1,493,507
Lafarge SA ..............................        20,000               2,066,970
Nichiha Corp. ...........................       135,700                 801,748
Portland Valderrivas SA .................        11,100               1,360,085
Unidare PLC* ............................       519,600               1,886,341
                                                                 --------------
                                                                     10,882,198
                                                                 --------------
ELECTRICAL EQUIPMENT (0.2%)
Alcatel Alsthom .........................        16,000               3,256,883
Mabuchi Motor Co. .......................         1,100                  69,831
Zucchini Spa ............................        30,400                 211,296
                                                                 --------------
                                                                      3,538,010
                                                                 --------------
MACHINERY (2.0%)
AlliedSignal, Inc. ......................        42,000               1,863,750
Asahi Diamond Industry Co.
  Ltd. ..................................        50,000                 225,436
Cie Generale de Geophysique
  SA (ADR)* .............................       216,000               6,345,000
Construcciones y Auxiliar de
  Ferrocarrites SA ......................         8,925                 349,201
Enshu* ..................................        53,000                  91,762
Gildemeister Italiana Spa ...............        36,200                 158,605
IHC Caland N.V. .........................        52,000               2,928,245
Ishikawajima Harima Heavy
  Industries Co. Ltd. ...................       130,000                 237,267
Kalmar Industries AB+ ...................        60,000                 902,595
Kawasaki Heavy Industries Ltd. ..........       277,000                 559,515
Keyence Corp. ...........................        27,200               2,962,920
Mitsubishi Heavy Industries Ltd. .              346,000               1,307,921
Namura Shipbuilding .....................        10,000                  23,518
Nireco ..................................        21,000                 103,015
Nitta Corp. .............................       100,700                 646,537
Nitto Kohki Co. Ltd. ....................        81,800                 884,564
Rauma Oyj ...............................        41,600                 853,617
Siebe PLC ...............................        80,000               1,599,198
SMC Corp. ...............................        56,700               4,315,286
Sodick Co.* .............................       335,000                 966,671
Thai Engine Manufacturing
  Public Co. Ltd.* ......................        87,000                  32,986
Vestas Wind Systems A/S* ................        16,580                 655,140
                                                                 --------------
                                                                     28,012,749
                                                                 --------------
  TOTAL CAPITAL GOODS (3.7%) ............                            53,143,951
                                                                 --------------
CONSUMER CYCLICALS
AIRLINES (2.1%)
Air Canada* .............................        90,000                 804,254
British Airways PLC .....................       150,000               1,624,499


---------------------------------------------------------------------------------
                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
---------------------------------------------------------------------------------
Continental Airlines, Inc.
  (Class B)* ............................     169,000            $   10,287,875
Delta Air Lines, Inc. ...................      59,500                 7,690,375
Lufthansa AG ............................      50,000                 1,255,891
Northwest Airlines Corp.
  (Class A)* ............................      51,100                 1,970,544
UAL Corp.* ..............................      28,200                 2,199,600
US Airways Group, Inc.* .................      28,000                 2,219,000
Virgin Express Holdings PLC
  (ADR)* ................................     115,000                 1,487,813
                                                                 --------------
                                                                     29,539,851
                                                                 --------------
APPAREL, TEXTILE (0.2%)
Carli Gry International A/S .............      30,000                 2,423,228
King Co. ................................      50,000                    70,336
PT Great River International ............   3,150,000                    80,085
                                                                 --------------
                                                                      2,573,649
                                                                 --------------
AUTO RELATED (1.2%)
Asahi Glass Co. Ltd. ....................      13,000                    70,336
Autoliv, Inc. ...........................      35,000                 1,106,875
Gerresheimer Glas AG ....................      12,000                   180,316
LucasVarity PLC .........................     450,000                 1,788,577
Michelin (CGDE), (Class B) ..............      45,000                 2,596,941
Minebea Co. Ltd. ........................     236,000                 2,351,147
Republic Industries, Inc.* ..............     367,000                 9,175,000
Toyoda Gosei ............................      11,000                    32,138
                                                                 --------------
                                                                     17,301,330
                                                                 --------------
AUTOS & TRUCKS (0.2%)
Harley-Davidson, Inc. ...................      44,400                 1,720,500
Honda Motor Co. Ltd. ....................      42,000                 1,496,754
                                                                 --------------
                                                                      3,217,254
                                                                 --------------
FOOD SERVICES, LODGING (1.4%)
Accor SA ................................      18,000                 5,036,131
Compass Group PLC .......................     825,800                 9,501,941
International Fast Food Corp.* ..........       8,000                     6,800
QPQ Corp.--Warrants
  (expire 09/22/98)* ....................      32,700                       128
Restaurant Brands New Zealand
  Ltd. ..................................     220,100                   106,348
Sanyo Pax Co. Ltd. ......................      50,000                   284,952
Selecta Group ...........................       7,000                 1,496,338
Starwood Hotels & Resorts ...............      73,857                 3,568,216
Thistle Hotels PLC ......................     240,000                   877,756
                                                                 --------------
                                                                     20,878,610
                                                                 --------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.5%)
Hunter Douglas N.V. .....................      60,000                 3,260,709
Industrie Natuzzi Spa (ADR) .............     120,000                 3,120,000
Moulinex* ...............................      20,527                   532,565
                                                                 --------------
                                                                      6,913,274
                                                                 --------------
LEISURE RELATED (3.3%)
Amer Group Ltd. (Series A)* .............      40,000                   773,363
Canal Plus ..............................      19,330                 3,611,889
Carnival Corp. (Class A) ................      11,000                   435,875
Cendant Corp.* ..........................     693,100                14,468,463
Cinar Films, Inc. (Class B)* ............      90,000                 1,755,000
EMI Group PLC ...........................     200,000                 1,750,167
Hoyts Cinemas Group+ ....................   1,370,000                 1,783,744
Imagineer Co. Ltd. ......................      40,400                   204,011

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------
                                                  NUMBER                 VALUE
                                                 OF SHARES             (NOTE 1)
---------------------------------------------------------------------------------
KTM Motorradholding AG ..................        17,780          $    1,386,491
Ladbroke Group PLC ......................       550,000               3,021,877
Nelvana Ltd.*+ ..........................       130,000               2,822,534
Nintendo Co. Ltd. .......................        22,100               2,048,658
Nippon Broadcasting System ..............        60,000               2,532,102
Royal Caribbean Cruises Ltd. ............        78,000               6,201,000
SHIMANO, INC. ...........................        20,000                 507,863
Tag Heuer International SA
  (ADR) .................................       143,200               1,342,500
Thomson Travel Group PLC* ...............       500,000               1,561,456
Toei Co. Ltd. ...........................        80,000                 252,200
Tourism Holdings Ltd.* ..................       600,000                 342,903
                                                                 --------------
                                                                     46,802,096
                                                                 --------------
PHOTO & OPTICAL (0.8%)
Fuji Photo Film Co. .....................        84,000               2,926,850
Gretag Imaging Group* ...................        50,400               4,838,161
Luxottica Group (ADR) ...................       100,000               1,550,000
Noritsu Koki Co. Ltd. ...................       106,200               2,374,982
                                                                 --------------
                                                                     11,689,993
                                                                 --------------
RETAIL--GENERAL (3.4%)
Abercrombie & Fitch Co.
  (Class A)* ............................        46,950               2,065,778
Aldeasa SA ..............................        94,700               3,384,128
BAA PLC .................................       100,000               1,080,494
Carpetright PLC .........................        20,000                  87,508
Dixons Group PLC ........................       450,000               3,592,184
Doshisha Co. ............................        37,000                 157,214
Eiden Sakakiya Co. Ltd. .................        65,000                 250,866
Gucci Group N.V. (New York
  Registered Shares) ....................         5,000                 265,000
Homac Corp. .............................        10,500                  90,896
Home Centers Ltd.* ......................       142,800               2,891,700
Home Depot, Inc. ........................       155,600              12,924,525
Home Wide Corp. .........................        18,000                  66,224
House of Fraser PLC .....................       520,000               1,511,022
Isetan Co. ..............................        33,000                 276,151
Japan Airport Terminal Co. Ltd. .               176,800                 982,081
Kokuyo Co. Ltd. .........................        28,000                 474,679
Limited, Inc. ...........................       229,575               7,604,672
Office Depot, Inc.* .....................        93,000               2,935,313
Paris Miki, Inc. ........................       105,400               1,384,601
Sato Corp. ..............................       137,600               2,248,334
Smith (W.H.) Group PLC ..................       225,000               1,998,998
Smith (W.H.) Group PLC
  (B Shares)* ...........................       250,000                 223,363
Sriwani Holdings BHD ....................       633,000                 138,794
S.T. Dupont*+ ...........................        70,614                 772,988
Swank International
  Manufacturing Co.* ....................     1,000,000                 108,415
Vendex International N.V. ...............         9,000                 346,137
Warehouse Group Ltd. ....................       390,000                 688,924
                                                                 --------------
                                                                     48,550,989
                                                                 --------------
  TOTAL CONSUMER CYCLICALS (13.1%)                                  187,467,046
                                                                 --------------
CONSUMER NONCYCLICALS
BEVERAGES (0.9%)
Diageo PLC ..............................       604,800               7,171,142
Hartwall Oyj AB .........................        41,300               1,325,807
Lion Nathan Ltd. ........................        31,500                  70,046
Louis Dreyfus Citrus ....................        69,000               2,304,754


---------------------------------------------------------------------------------
                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
---------------------------------------------------------------------------------
Panamerican Beverages, Inc. .............      60,000            $    1,886,250
Quilmes Industrial Quins (ADR)                 76,000                   741,000
                                                                 --------------
                                                                     13,498,999
                                                                 --------------
CONTAINERS (0.3%)
Sealed Air Corp.* .......................     106,200                 3,902,850
                                                                 --------------
DRUGS (6.4%)
Astra AB (A Shares) .....................      80,000                 1,634,700
Bristol-Myers Squibb Co. ................     134,000                15,401,625
Merck & Co., Inc. .......................     122,100                16,330,875
Novartis AG .............................       1,358                 2,261,392
Novartis AG (ADR) .......................      20,000                 1,664,016
Novo-Nordisk A/S (B Shares) .............      15,000                 2,069,568
Orion-Yhtyma Oyj (B Shares)* ............     182,000                 5,610,163
Pfizer, Inc. ............................      75,000                 8,151,563
Roche Holding AG
  Genusssheine ..........................         450                 4,422,214
Sankyo Co. Ltd. .........................     320,000                 7,294,763
Sanofi SA ...............................      30,000                 3,527,077
Santen Pharmaceutical Co. Ltd. ..........     312,000                 3,418,901
Schering Plough Corp. ...................      51,000                 4,672,875
Smith & Nephew PLC ......................     200,000                   499,332
Smithkline Beecham PLC ..................     300,000                 3,664,830
Taisho Pharmaceutical Co. ...............       2,000                    37,368
Yamanouchi Pharmaceutical Co.
  Ltd. ..................................     201,000                 4,190,521
Zeneca Group PLC ........................     180,000                 7,731,463
                                                                 --------------
                                                                     92,583,246
                                                                 --------------
FOODS (1.4%)
Avonmore Waterford Group
  PLC ...................................     130,500                   510,207
Barry Callebaut AG* .....................      20,830                 4,493,904
Fyffes PLC ..............................   2,800,000                 6,802,759
Karlshamns AB+ ..........................      17,000                   230,162
Koninklijke Numico N.V. .................      25,000                   783,209
Nestle SA ...............................       1,100                 2,355,743
Nutreco Holding N.V. ....................      72,800                 2,549,235
Oie Sangyo Co. Ltd. .....................       4,000                    14,457
Shriram Industrial Enterprises
  Ltd. (GDR)+ ...........................     198,000                   297,000
Viscofan Envoltura ......................      49,000                 2,281,448
                                                                 --------------
                                                                     20,318,124
                                                                 --------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Australian Hospital Care Ltd. ...........     636,000                   461,355
Boston Scientific Corp.* ................     110,300                 7,900,237
Coloplast A/S B .........................       1,200                   117,887
EDAP TMS S.A. (ADR)* ....................     355,000                 1,664,062
Medtronic, Inc. .........................      67,800                 4,322,250
NIC Corp. ...............................       8,000                    53,095
Nichii Gakkan Co. .......................       8,000                   266,051
Quest Medical, Inc.* ....................     164,543                 1,563,159
United HealthCare Corp. .................      28,000                 1,778,000
                                                                 --------------
                                                                     18,126,096
                                                                 --------------
RETAIL--FOOD (0.7%)
Daimon Co. Ltd. .........................      10,200                    25,018
Familymart Co. ..........................      78,700                 2,997,663
Kesko ...................................      76,000                 1,199,077
Loblaw Companies Ltd. ...................      40,000                   951,378
McBride PLC .............................     350,000                 1,002,421

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Santa Isabel S.A. (ADR) ..............       10,635           $      116,985
Seven-Eleven Japan Co. Ltd. ..........       49,800                2,967,451
                                                              --------------
                                                                   9,259,993
                                                              --------------
SOAPS & TOILETRIES (0.2%)
Kao Corp. ............................     180,000                 2,778,820
                                                              --------------
TOBACCO (3.0%)
Imperial Tobacco Group PLC ...........     341,000                 2,517,068
Japan Tobacco, Inc. ..................         240                 1,625,739
Loews Corp. ..........................     120,800                10,524,700
Philip Morris Cos., Inc. .............     440,400                17,340,750
RJ Reynolds BHD ......................     210,000                   290,946
Seita ................................      66,000                 2,990,327
Swedish Match AB .....................   1,015,385                 3,373,161
Tabacalera SA-A ......................     240,000                 4,914,248
                                                              --------------
                                                                  43,576,939
                                                              --------------
  TOTAL CONSUMER
     NONCYCLICALS (14.2%) ............                           204,045,067
                                                              --------------
CREDIT SENSITIVE
BANKS (6.0%)
Akita Bank ...........................      76,000                   334,439
AMMB Holdings BHD ....................      21,000                    11,031
Asahi Bank Ltd. ......................      88,000                   387,246
Banco Central
  Hispanoamericano SA ................      36,000                 1,131,529
Banco Latinoamericano de
  Exportaciones S.A. (E Shares)             60,000                 1,845,000
Bank of Scotland .....................     200,000                 2,241,149
Bank of Tokyo-Mitsubishi Ltd. ........     250,000                 2,649,329
Barclays PLC .........................     140,000                 4,040,080
BPI-SGPS SA ..........................      56,000                 1,807,929
Chase Manhattan Corp. ................     218,976                16,532,688
Citicorp .............................      50,000                 7,462,500
Corporacion Bancaria de Espana
  SA .................................     200,000                 4,486,469
Credito Italiano Spa .................     200,000                 1,047,359
Dai-Ichi Kangyo Bank Ltd. ............     318,000                 1,869,644
Erste Bank Der
  Oesterreichischen
  Sparkassen AG ......................      37,400                 2,268,363
First Union Corp. ....................     139,000                 8,096,750
Forenings Sparbanken AB
  (A Shares) .........................       9,700                   291,839
Grupo Financiero Banamex
  Accival (B Shares)* ................     150,000                   283,966
Grupo Financiero Banorte
  (Class B)* .........................     178,750                   193,254
HSBC Holdings PLC (H.K.$) ............      60,000                 1,467,475
Mitsubishi Trust & Banking
  Corp. ..............................      65,000                   552,842
National Westminster Bank PLC               50,000                   894,289
NationsBank Corp. ....................     197,100                15,078,150
Nordbanken Holding AB+ ...............     300,000                 2,200,075
Overseas-Chinese Bank ................      44,000                   149,748
Shizuoka Bank Ltd. ...................      21,000                   225,725
Skandinaviska Enskilda Banken
  (Series A) .........................     125,330                 2,144,609
Societe Generale .....................      15,000                 3,117,817
Sparebanken NOR ......................       8,600                   246,836
Sumitomo Bank Ltd. ...................     166,000                 1,616,650


-------------------------------------------------------------------------------
                                           NUMBER                   VALUE
                                         OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Toho Bank ............................     124,000            $      498,254
United Overseas Bank Ltd. ............     160,000                   497,189
                                                              --------------
                                                                  85,670,223
                                                              --------------
FINANCIAL SERVICES (5.5%)
Aiful Corp. ..........................      78,400                 3,828,942
American Express Co. .................     103,600                11,810,400
Americredit Corp.* ...................     186,700                 6,662,856
Amvescap PLC .........................     260,000                 2,540,080
Associates First Capital Corp.
  (Class A) ..........................      67,000                 5,150,625
CIT Group, Inc. ......................      45,700                 1,713,750
CMIC Finance & Securities
  Public Co. Ltd.* ...................     724,700                         0
Credit Saison Co. ....................     354,450                 7,031,723
Dexia France .........................      10,000                 1,346,011
Fleet Financial Group, Inc. ..........         700                    58,450
Hong Leong Finance Ltd. ..............     160,000                   130,690
JCG Holdings Ltd. ....................     142,000                    39,404
MBNA Corp. ...........................     578,100                19,077,300
Morgan Stanley Dean Witter
  & Co. ..............................      56,800                 5,190,100
Newcourt Credit Group, Inc. ..........     111,000                 5,459,813
Nichiei Co. Ltd. .....................      53,800                 3,663,771
PMI Group, Inc. ......................      57,000                 4,182,375
PT Bunas Finance Indonesia* ..........     800,000                     4,068
Sanyo Shinpan Finance Co. Ltd. .......      18,000                   636,272
Takefuji Corp. .......................       7,800                   360,121
                                                              --------------
                                                                  78,886,751
                                                              --------------
INSURANCE (6.7%)
Acceptance Insurance Cos., Inc.*            30,100                   739,331
Aegon N.V. ...........................      70,000                 6,093,543
American International
  Group, Inc. ........................     179,375                26,188,750
ASR Verzekeringsgroep N.V. ...........      90,000                 7,639,797
Corporacion Mapfre ...................     116,900                 4,101,219
Fairfax Financial Holdings Ltd.* .....       4,000                 1,560,260
Fortis Amev N.V. .....................      82,381                 4,825,445
ING Groep N.V. .......................      90,000                 5,895,834
Irish Life PLC .......................     175,000                 1,628,786
Koa Fire & Marine ....................      21,000                    80,897
Mediolanum Spa+ ......................      15,000                   476,124
Norwich Union PLC ....................     250,000                 1,816,132
Pacific & Orient BHD .................     220,000                   102,307
Progressive Corp. ....................      19,500                 2,749,500
QBE Insurance Group Ltd. .............      10,000                    35,340
Skandia Forsakrings AB ...............     130,000                 1,857,841
Travelers Group, Inc. ................     424,699                25,747,377
20th Century Industries ..............     186,000                 5,335,875
                                                              --------------
                                                                  96,874,358
                                                              --------------
REAL ESTATE (2.4%)
Arden Realty, Inc. ...................     193,100                 4,996,463
Asticus AB* ..........................     176,320                 1,945,112
Boston Properties, Inc. ..............      83,600                 2,884,200
Castellum AB .........................     288,000                 3,393,757
Cheung Kong Holdings .................     126,000                   619,592
City Developments Ltd. ...............     115,000                   321,279
Daibiru Corp. ........................      46,000                   296,667
Entertainment Properties Trust .......     136,000                 2,482,000
JP Realty, Inc. ......................      87,300                 2,057,006
Macerich Co. .........................     151,700                 4,446,706

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Mandamus AB* .........................         485            $        3,040
MEPC PLC .............................     210,000                 1,848,196
Pernas International Hotels
  Holdings BHD .......................     640,000                   121,053
Prentiss Properties Trust ............      85,000                 2,066,563
SAP Holdings BHD .....................      66,000                    14,312
Singapore Land Ltd. ..................     300,000                   628,588
Sino Land Co. ........................   1,850,000                   644,683
Spieker Properties, Inc. .............      82,700                 3,204,625
Sumitomo Realty &
  Development Co. Ltd. ...............     364,000                 1,607,041
Sun Communities, Inc. ................      41,000                 1,358,125
                                                              --------------
                                                                  34,939,008
                                                              --------------
UTILITY--ELECTRIC (2.4%)
British Energy PLC ...................     320,000                 2,800,267
Cia Paranaense de Energia-Copel
  (ADR) ..............................     356,000                 3,293,000
Electricidade de Portugal SA .........     127,005                 2,953,637
Enersis S.A. (ADR) ...................      45,000                 1,099,687
EVN-Energie-Versorgung
  Niederoesterreich AG ...............       8,000                 1,197,495
Gas Y Electridad SA (Series 2) .......       5,000                   380,502
Hidroelectrica del Cantabrico ........      26,000                 1,186,827
Iberdrola SA .........................     270,000                 4,384,089
Korea Electric Power (ADR) ...........      15,000                   106,875
National Grid Group PLC ..............     850,000                 5,734,803
National Power PLC ...................     420,000                 3,955,912
Veba AG ..............................      50,000                 3,410,036
Viag AG ..............................       5,000                 3,382,312
                                                              --------------
                                                                  33,885,442
                                                              --------------
UTILITY--GAS (0.3%)
Sociedad General de Aguas de
  Barcelona SA .......................      89,900                 5,012,357
                                                              --------------
UTILITY--TELEPHONE (1.9%)
Electric Lightwave, Inc.* ............     178,700                 1,976,869
Empresas Telex-Chile S.A.
  (ADR)* .............................      70,000                   100,625
Hellenic Telecommunication
  Organization SA ....................      58,379                 1,498,217
Magyar Tavkozlesi Rt (ADR) ...........     218,000                 6,417,375
Portugal Telecom SA ..................      31,680                 1,679,740
PT Indosat (ADR) .....................      40,000                   445,000
Telecom Italia Spa ...................      50,000                   368,208
Telefonica de Espana .................     100,000                 4,623,410
Telephone & Data Systems, Inc. .......      46,700                 1,838,813
Teleport Communications Group,
  Inc. (Class A)* ....................     126,000                 6,835,500
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ............................     160,000                 1,496,000
                                                              --------------
                                                                  27,279,757
                                                              --------------
  TOTAL CREDIT SENSITIVE (25.2%)                                 362,547,896
                                                              --------------
ENERGY
COAL & GAS PIPELINES (0.2%)
OMV AG ...............................      20,000                 2,679,690
                                                              --------------
OIL--DOMESTIC (0.1%)
Union Pacific Resources Group,
  Inc. ...............................      79,300                 1,392,706
                                                              --------------

-------------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
OIL--INTERNATIONAL (0.4%)
Canadian Occidental ..................       8,000            $      172,000
Orogen Minerals Ltd. .................     310,000                   413,231
Renaissance Energy Ltd.* .............      60,000                   899,052
Repsol SA ............................      65,000                 3,581,676
Southern Pacific Petroleum ...........     850,000                 1,054,002
                                                              --------------
                                                                   6,119,961
                                                              --------------
OIL--SUPPLIES & CONSTRUCTION (3.1%)
BJ Services Co.* .....................     104,000                 3,022,500
Bouygues Offshore SA (ADR) ...........      86,000                 1,816,750
Canadian Fracmaster Ltd.
  Installment Receipt+ ...............     571,500                     1,942
Coflexip (ADR) .......................      65,000                 3,973,125
Dresser Industries, Inc. .............     240,100                10,579,406
Fugro N.V. ...........................      80,000                 3,186,937
Halliburton Co. ......................     188,800                 8,413,400
Nabors Industries, Inc.* .............      35,000                   693,438
Noble Drilling Corp.* ................     247,000                 5,943,438
Santa Fe International Corp. .........      84,500                 2,556,125
Transocean Offshore, Inc. ............      85,000                 3,782,500
Tubos de Acero de Mexico SA
  (ADR) ..............................      10,000                   128,125
                                                              --------------
                                                                  44,097,686
                                                              --------------
  TOTAL ENERGY (3.8%) ................                            54,290,043
                                                              --------------
TECHNOLOGY
ELECTRONICS (7.6%)
Austria Mikro Systeme
  International AG ...................       4,000                   270,962
Cisco Systems, Inc.* .................     382,950                35,255,334
EMC Corp.* ...........................      35,000                 1,568,438
Enplas Corp. .........................      10,000                   176,021
Fujimi, Inc. .........................      54,400                 1,993,594
Micronics Japan Co. Ltd. .............      68,000                   956,572
Navia ASA* ...........................      80,000                   271,363
Network Associates, Inc.* ............     182,000                 8,713,250
Nikon Corp. ..........................     133,000                   957,539
PairGain Technologies, Inc.* .........     363,100                 6,331,556
Rohm Co. Ltd. ........................      27,000                 2,775,574
Sankyo Engineering Co. ...............       1,000                     3,888
Sanmina Corp.* .......................     216,000                 9,369,000
SCI Systems, Inc.* ...................     123,400                 4,642,925
Solectron Corp.* .....................      88,200                 3,709,913
Sterling Commerce, Inc.* .............     273,660                13,272,510
TDK Corp. ............................      34,000                 2,514,067
Texas Instruments, Inc. ..............     195,000                11,370,938
Tokyo Cathode Laboratory Co. .........      28,600                   224,888
Tokyo Electron .......................      10,000                   306,594
Xilinx, Inc.* ........................      41,000                 1,394,000
Yamaichi Electronics Co. Ltd. ........      17,000                   348,290
Yokogawa Electric Corp. ..............     353,000                 1,884,432
                                                              --------------
                                                                 108,311,648
                                                              --------------
OFFICE EQUIPMENT (3.0%)
Canon, Inc. ..........................       4,000                    90,896
Ceridian Corp.* ......................     342,700                20,133,625
Ricoh Elemex Corp. ...................      24,000                   169,673
Sterling Software, Inc.* .............     767,200                22,680,350
                                                              --------------
                                                                  43,074,544
                                                              --------------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------
                                                     NUMBER                 VALUE
                                                   OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------------
OFFICE EQUIPMENT SERVICES (0.9%)
Data Communication System Co.                         53,000         $      955,851
Fuji Soft ABC, Inc. ........................          60,200              2,049,805
INES Corp. .................................          86,000                589,381
Misys PLC ..................................         130,000              7,392,285
Nippon System Development ..................          57,900              1,378,372
Turbon International AG ....................          27,500                603,063
                                                                     --------------
                                                                         12,968,757
                                                                     --------------
TELECOMMUNICATIONS (8.3%)
ADC Telecommunications, Inc.*                        144,000              5,260,500
Corecomm, Inc.* ............................           7,600                199,500
DDI Corp. ..................................             384              1,337,989
Energis PLC* ...............................         420,000              6,396,794
E.R.G. Limited* ............................       2,480,000              1,368,467
Filtronic Comtek PLC .......................       1,199,000              8,009,352
FORE Systems, Inc.* ........................         100,000              2,650,000
Global TeleSystems Group, Inc.*                       30,000              1,462,500
Helsinki Telephone Corp. ...................          91,710              4,265,542
MCI Communications Corp. ...................          20,000              1,162,500
NetCom Systems AB (B Shares)*                         60,000              2,297,856
Nextel Communications, Inc.
  (Class A)* ...............................         258,700              6,435,163
SK Telecom Co. Ltd. (ADR) ..................         280,001              1,557,504
Tadiran Telecommunications Ltd.                      130,000              1,933,750
Tele-Communications TCI
  Ventures Group (Class A)* ................         885,350             17,762,334
Tellabs, Inc.* .............................          28,000              2,005,500
Vodafone Group PLC .........................         500,000              6,350,200
WorldCom, Inc.* ............................       1,015,219             49,174,670
                                                                     --------------
                                                                        119,630,121
                                                                     --------------
  TOTAL TECHNOLOGY (19.8%) .................                            283,985,070
                                                                     --------------
DIVERSIFIED
MISCELLANEOUS (1.6%)
Brierley Investments Ltd. ..................          27,900                 13,481
BTR PLC ....................................         138,125                392,138
Crean (James) PLC--Units ...................         495,000              1,078,221
Hagemeyer N.V. .............................          41,000              1,774,455
Lippo China Resources Ltd. .................       2,000,000                126,484
Sime Darby BHD .............................         800,000                551,292
Swire Pacific Ltd. (Class A) ...............         140,000                528,524
Taiwan Fund, Inc. ..........................          15,000                201,563
Tomkins PLC ................................         350,000              1,901,094
Tyco International Ltd. ....................         154,984              9,763,992
Vivendi ....................................          30,000              6,404,299
                                                                     --------------
  TOTAL DIVERSIFIED (1.6%) .................                             22,735,543
                                                                     --------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (91.0%)
 (Cost $1,028,633,923)......................                          1,306,858,507
                                                                     --------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
  6.5% Exch. Conv. .........................          50,000              1,200,000
                                                                     --------------
PRINTING, PUBLISHING &
  BROADCASTING (0.6%)
ProSieben Media AG* ........................          48,000              2,496,479
Readers Digest "TRACES" ....................         228,000              5,871,000
                                                                     --------------
                                                                          8,367,479
                                                                     --------------
  TOTAL BUSINESS SERVICES (0.7%)............                              9,567,479
                                                                     --------------

-------------------------------------------------------------------------------------
                                                    NUMBER                 VALUE
                                                  OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------------
CONSUMER CYCLICALS (0.0%)
LEISURE RELATED
Village Roadshow Ltd. ......................         440,000         $      654,721
                                                                     --------------
CREDIT SENSITIVE (0.3%)
BANKS
Bank Austria AG ............................          51,200              4,157,946
                                                                     --------------
TECHNOLOGY (0.5%)
TELECOMMUNICATIONS
Nokia Oyj (A Shares) .......................          88,000              6,476,548
                                                                     --------------
TOTAL PREFERRED STOCKS (1.5%)
 (Cost $13,728,166) ........................                             20,856,694
                                                                     --------------
                                                    PRINCIPAL
                                                      AMOUNT
                                                    ---------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (0.1%)
FOODS
Burns, Philp & Co. Ltd.
  5.5% Conv., 04/30/04 .....................     $ 2,000,000              1,150,000
                                                                     --------------
CREDIT SENSITIVE
BANKS (0.0%)
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ....................         165,700                 18,430
                                                                     --------------
UTILITY--ELECTRIC (0.0%)
National Grid Group PLC
  4.25% Conv., 02/17/08 ....................         232,000                391,723
                                                                     --------------
  TOTAL CREDIT SENSITIVE (0.0%) ............                                410,153
                                                                     --------------
TOTAL LONG-TERM DEBT SECURITIES (0.1%)
  (Amortized Cost $2,157,045) ..............                              1,560,153
                                                                     --------------
SHORT-TERM DEBT
  SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.:
 5.85%, due 07/01/98 .......................      22,900,000             22,900,000
 5.5%, due 07/23/98 ........................      11,000,000             10,963,162
Federal National Mortgage
  Association:
 5.6%, due 07/06/98 ........................      25,000,000             24,980,555
 5.56%, due 07/07/98 .......................       4,700,000              4,695,645
 5.51%, due 07/21/98 .......................      20,000,000             19,938,778
 5.48%, due 07/29/98 .......................       6,000,000              5,974,520
                                                                     --------------
  TOTAL U.S. GOVERNMENT
  AGENCIES (6.2%) ..........................                             89,452,660
                                                                     --------------
TOTAL SHORT-TERM DEBT
  SECURITIES (6.2%) ........................
 (Amortized Cost $89,452,660) ..............                             89,452,660
                                                                     --------------
TOTAL INVESTMENTS (98.8%)
 (Cost/Amortized Cost
  $1,133,971,794)...........................                          1,418,728,014
                                                                     --------------
OTHER ASSETS
 LESS LIABILITIES (1.2%) ...................                             17,608,060
                                                                     --------------
NET ASSETS (100.0%) ........................                         $1,436,336,074
                                                                     ==============

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $24,434,728 or 1.7% of net assets.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt









                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
ARGENTINA (0.0%)
Quilmes Industrial Quins (ADR)                10,000          $    97,500
                                                              -----------
AUSTRALIA
Brambles Industries Ltd. ............         60,000            1,178,870
Broken Hill Proprietary Co. Ltd.              30,000              253,891
E.R.G. Limited* .....................      1,000,000              551,801
GIO Australia Holdings Ltd. .........        200,000              513,857
Great Central Mines Ltd. ............         60,000               57,288
Hoyts Cinemas Group+ ................        450,000              585,901
National Australia Bank Ltd. ........          4,900               64,710
News Corp. Ltd. .....................          5,900               48,213
Oil Search Ltd. .....................        360,000              544,609
Orogen Minerals Ltd. (GDR)+ .........         50,000              667,300
QBE Insurance Group Ltd. ............         20,000               70,680
QCT Resources Ltd. ..................        200,000              132,680
Southern Pacific Petroleum* .........        250,000              310,001
Spectrum Network Systems
  Ltd.*+ ............................        450,000              223,200
Westralian Sands Ltd. ...............         11,472               23,827
WMC Ltd. ............................         22,000               66,291
                                                              -----------
  TOTAL AUSTRALIA (2.4%) ............                           5,293,119
                                                              -----------
AUSTRIA
Erste Bank Der
  Oesterreichischen
  Sparkassen AG .....................          5,610              340,254
KTM Motorradholding AG ..............         10,000              779,804
Mayr-Melnhof Karton AG+ .............         20,000            1,307,550
OMV AG ..............................          3,000              401,953
                                                              -----------
  TOTAL AUSTRIA (1.3%) ..............                           2,829,561
                                                              -----------
BELGIUM
Electrabel SA .......................            250               70,863
Petrofina SA ........................            110               45,144
Tractebel Investment
  International Capital .............            350               51,249
Virgin Express Holdings PLC
  (ADR)* ............................         50,000              646,875
                                                              -----------
  TOTAL BELGIUM (0.4%) ..............                             814,131
                                                              -----------
BRAZIL (0.5%)
Cia Paranaense de Energia-Copel
  (ADR) .............................        115,000            1,063,750
                                                              -----------
CANADA
Canadian Fracmaster Ltd.+ ...........        214,300                  728
Cinar Films, Inc. (Class B)* ........         16,000              312,000
Leitch Technology Corp.* ............         18,900              317,879
National Bank of Canada .............         50,000              976,861
Renaissance Energy Ltd.* ............         20,000              299,684
                                                              -----------
  TOTAL CANADA (0.9%) ...............                           1,907,152
                                                              -----------
CHILE (0.0%)
Enersis S.A. (ADR) ..................          1,000               24,438
                                                              -----------
DENMARK
Carli Gry International A/S .........         17,000            1,373,162
Coloplast A/S B .....................          6,000              589,434
Novo-Nordisk A/S (B Shares) .........          4,000              551,885
Vestas Wind Systems A/S* ............          5,300              209,424
                                                              -----------
  TOTAL DENMARK (1.2%) ..............                           2,723,905
                                                              -----------

-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
FINLAND
Amer Group Ltd. (Series A)* .........      20,000             $   386,682
Hartwall Oyj AB .....................      40,700               1,306,545
Helsinki Telephone Corp. ............      30,500               1,418,592
Kesko ...............................      28,000                 441,765
Nokia Oyj (A Shares) ................       6,000                 435,375
Orion-Yhtyma Oyj (B Shares)* ........      56,000               1,726,204
Rauma Oyj ...........................      13,900                 285,223
                                                              -----------
  TOTAL FINLAND (2.7%) ..............                           6,000,386
                                                              -----------
FRANCE
Accor SA ............................       5,500               1,538,818
Alcatel Alsthom .....................       3,500                 712,443
Banque Nationale de Paris ...........         700                  57,181
Bouygues Offshore SA (ADR) ..........      27,000                 570,375
Canal Plus ..........................       5,260                 982,852
Cie de St. Gobain ...................         250                  46,341
Cie Generale de Geophysique
  SA (ADR)* .........................      68,000               1,997,500
Coflexip (ADR) ......................       3,000                 183,000
EDAP TMS SA (ADR)* ..................     110,000                 515,625
Groupe Danone .......................         500                 137,826
Havas ...............................         350                  29,690
Lafarge SA ..........................       6,000                 620,091
L'Air Liquide .......................         619                 102,315
L'Oreal .............................         495                 275,268
Louis Dreyfus Citrus ................      20,000                 668,045
Michelin (CGDE), (Class B) ..........       7,000                 403,969
Moulinex* ...........................      35,000                 908,061
Paribas* ............................         750                  80,240
Peugeot SA ..........................         250                  53,741
Pinault Printemps ...................         150                 125,506
Rhodia SA* ..........................       8,230                 229,447
Sanofi SA ...........................      10,000               1,175,692
Schneider SA ........................         800                  63,775
Seita ...............................      18,000                 815,544
Societe Generale ....................       4,000                 831,418
S.T. Dupont*+ .......................      34,900                 382,039
Suez Lyonnaise des Eaux .............         400                  65,812
Vivendi .............................       7,000               1,494,336
                                                              -----------
  TOTAL FRANCE (6.7%) ...............                          15,066,950
                                                              -----------
GERMANY
Allianz AG ..........................       1,500                 494,871
Apcoa Parking AG ....................         800                  57,666
Bayer AG ............................       4,500                 232,298
B.U.S. Berzelius Umwelt-Service
  AG ................................      25,200                 521,187
Daimler-Benz AG .....................       2,000                 196,285
Deutsche Bank AG ....................       3,250                 275,444
Dresdner Bank AG ....................       2,850                 153,759
Gerresheimer Glas AG ................      25,000                 375,658
Global TeleSystems Group, Inc.*            10,000                 487,500
Lufthansa AG ........................      20,000                 502,356
Rofin-Sinar Technologies, Inc.* .....      35,000                 621,250
RWE AG ..............................       1,850                 109,759
SAP AG ..............................         300                 182,146
Schering AG .........................         400                  47,175
SGL Carbon AG+ ......................       8,000                 935,958
Siemens AG ..........................       2,500                 152,204

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                               NUMBER              VALUE
                                             OF SHARES           (NOTE 1)
-------------------------------------------------------------------------------
Turbon International AG ..............          3,000          $    65,789
Veba AG ..............................         10,000              682,007
Viag AG ..............................          1,650            1,116,163
                                                               -----------
  TOTAL GERMANY (3.2%) ...............                           7,209,475
                                                               -----------
GREECE
A.G. Petzetakis SA* ..................       200,000             1,059,454
Hellenic Telecommunication
  Organization SA ....................        16,798               431,109
                                                               -----------
  TOTAL GREECE (0.7%) ................                           1,490,563
                                                               -----------
HONG KONG
Aeon Credit Service (Asia) Co.
  Ltd. ...............................       924,000               141,915
Cheung Kong Holdings .................        90,000               442,566
Cosco Pacific Ltd. ...................        80,000                28,652
Hang Seng Bank .......................         5,000                28,265
HSBC Holdings PLC (H.K.$) ............        14,000               342,411
Hutchison Whampoa ....................        12,000                63,345
JCG Holdings Ltd. ....................       250,000                69,373
Swire Pacific Ltd. (Class A) .........        40,000               151,007
Television Broadcasts Ltd. ...........        86,000               227,543
                                                               -----------
  TOTAL HONG KONG (0.7%) .............                           1,495,077
                                                               -----------
HUNGARY (0.9%)
Magyar Tavkozlesi Rt (ADR) ...........        70,000             2,060,625
                                                               -----------
INDIA
Videsh Sanchar Nigam Ltd.
  (GDR)* .............................        47,000               439,450
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ............................         5,000                51,750
                                                               -----------
  TOTAL INDIA (0.2%) .................                             491,200
                                                               -----------
INDONESIA
Gulf Indonesia Resources Ltd.* .......        49,900               573,850
PT Bunas Finance Indonesia* ..........       200,000                 1,017
PT Citatah ...........................       377,500                17,915
PT Great River International .........     1,367,000                34,754
PT Indosat (ADR) .....................        12,000               133,500
                                                               -----------
  TOTAL INDONESIA (0.3%) .............                             761,036
                                                               -----------
IRELAND
Avonmore Waterford Group
  PLC ................................       200,000               781,926
Crean (James) PLC--Units .............        60,000               130,694
Fyffes PLC ...........................       900,000             2,186,601
Irish Continental Group PLC ..........        20,000               321,148
Irish Life PLC .......................       200,000             1,885,945
Jefferson Smurfit Group PLC ..........       200,000               597,863
Unidare PLC* .........................       201,000               729,705
                                                               -----------
  TOTAL IRELAND (3.0%) ...............                           6,633,882
                                                               -----------
ISRAEL (0.1%)
Home Centers Ltd.* ...................        15,400               311,850
                                                               -----------
ITALY
Assicurazioni Generali ...............         6,380               207,538
Banca Commerciale Italiana ...........        10,000                59,825
Banca Nazionale del Lavoro
  (BNL)* .............................         8,000               211,610
Credito Italiano Spa .................        40,000               209,472
Fiat Spa .............................        22,000                96,328
Gildemeister Italiana Spa ............        46,300               202,857
Industrie Natuzzi Spa (ADR) ..........        20,000               520,000


-------------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Istituto Mobiliare Italiano ..........       2,500             $    39,396
Istituto Naz Delle Assicurazioni .....      22,500                  63,947
Mediaset Spa .........................     140,000                 893,885
Mediolanum Spa+ ......................       4,000                 126,966
Parmalat Finanziaria Spa .............     300,000                 612,038
Seat Spa* ............................   2,500,000               1,688,381
Telecom Italia Spa ...................      10,000                  73,642
Zucchini Spa .........................      70,000                 486,535
                                                               -----------
  TOTAL ITALY (2.5%) .................                           5,492,420
                                                               -----------
JAPAN
Aiful Corp. ..........................      24,900               1,216,080
Akita Bank ...........................      21,000                  92,411
Asahi Bank Ltd. ......................      26,000                 114,414
Asahi Diamond Industry Co.
  Ltd. ...............................      15,000                  67,631
Asahi Glass Co. Ltd. .................       2,000                  10,821
Bank of Tokyo-Mitsubishi Ltd. ........      70,000                 741,812
Bridgestone Corp. ....................       4,000                  94,647
Canon, Inc. ..........................       2,000                  45,448
Credit Saison Co. ....................     110,300               2,188,176
Dai Nippon Printing Co. Ltd. .........       3,000                  47,937
Daibiru Corp. ........................      14,000                  90,290
Dai-Ichi Kangyo Bank Ltd. ............      86,000                 505,627
Daito Trust Construction Co.
  Ltd. ...............................      20,000                 151,493
Data Communication System Co.               17,000                 306,594
DDI Corp. ............................         115                 400,700
Denso Corp. ..........................       4,000                  66,368
Doshisha Co. .........................       1,000                   4,249
Eiden Sakakiya Co. Ltd. ..............      13,000                  50,173
Enplas Corp. .........................       2,000                  35,204
Enshu* ...............................      20,000                  34,627
Familymart Co. .......................      24,600                 937,008
Fanuc Ltd. ...........................         900                  31,164
Fuji Bank Ltd. .......................      11,000                  49,120
Fuji Photo Film Co. ..................      29,000               1,010,460
Fuji Soft ABC, Inc. ..................      19,800                 674,188
Fujikura Ltd. ........................     104,000                 463,656
Fujimi, Inc. .........................      17,500                 641,322
Homac Corp. ..........................       3,000                  25,970
Home Wide Corp. ......................      15,000                  55,187
Honda Motor Co. Ltd. .................      12,000                 427,644
Imagineer Co. Ltd. ...................      11,800                  59,587
INES Corp. ...........................      27,000                 185,038
Isetan Co. ...........................      10,000                  83,682
Ishihara Sangyo Kaisha Ltd.* .........      30,000                  41,553
Ishikawajima Harima Heavy
  Industries Co. Ltd. ................      48,000                  87,606
Japan Airport Terminal Co. Ltd.             51,000                 283,293
Japan Industrial Land
  Development ........................      13,000                  21,570
Japan Tobacco, Inc. ..................          80                 541,913
Kaneshita Construction ...............      12,000                  62,502
Kao Corp. ............................      62,000                 957,149
Kawasaki Heavy Industries Ltd. .......      96,000                 193,911
Kawasaki Steel Corp. .................      10,000                  18,035
Keyence Corp. ........................       8,600                 936,806
Kikuchi Co. Ltd. .....................      10,000                  27,846
King Co. .............................      32,000                  45,015
Koa Fire & Marine Insurance
  Co. Ltd. ...........................       8,000                  30,818
Kokuyo Co. Ltd. ......................       9,000                 152,575

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                         NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Mabuchi Motor Co. ..................      1,200              $    76,179
Matsuda Sangyo Co. Ltd. ............      6,000                   46,314
Meitec .............................     18,600                  644,063
Micronics Japan Co. Ltd. ...........     18,000                  253,210
Minebea Co. Ltd. ...................     74,000                  737,224
Mitsubishi Heavy Industries Ltd.         92,000                  347,771
Mitsubishi Trust & Banking
  Corp. ............................     20,000                  170,105
Mitsui Home Co. Ltd. ...............     16,000                   71,678
Murata Manufacturing Co., Ltd. .....      5,000                  162,314
Namura Shipbuilding ................      5,000                   11,759
Nanno Construction Co. Ltd. ........     12,000                   16,448
NIC Corp. ..........................     14,000                   92,916
Nichiei Co. Ltd. ...................     17,200                1,171,317
Nichiha Corp. ......................     44,500                  262,917
Nichii Gakkan Co. ..................      5,000                  166,282
Nikon Corp. ........................     41,000                  295,181
Nintendo Co. Ltd. ..................      7,000                  648,896
Nippon Broadcasting System .........     18,000                  759,631
Nippon Denwa Shisetsu ..............     15,000                   50,317
Nippon Paper Industries Co. ........     14,000                   58,375
Nippon Steel Corp. .................     10,000                   17,602
Nippon System Development ..........     18,000                  428,510
Nippon Television Network
  Corp. ............................      1,170                  339,302
Nireco .............................      8,000                   39,244
Nitta Corp. ........................     31,000                  199,033
Nitto Kohki Co. Ltd. ...............     25,100                  271,425
Nomura Securities Co. ..............      8,000                   93,204
Noritsu Koki Co. Ltd. ..............     31,600                  706,680
Ohmoto Gumi Co. Ltd. ...............      9,000                   51,941
Oie Sangyo Co. Ltd. ................     13,000                   46,985
Oriental Construction Co. ..........      3,400                   16,826
Paris Miki, Inc. ...................     33,900                  445,332
PS Corp. ...........................     18,900                   77,171
Ricoh Elemex Corp. .................      8,000                   56,558
Rohm Co. Ltd. ......................      8,000                  822,392
Sankyo Co. Ltd. ....................   101,000                 2,302,409
Santen Pharmaceutical Co. Ltd. .....    88,000                   964,305
Sanyo Engineering &
  Construction Co. .................     9,000                    34,151
Sanyo Pax Co. Ltd. .................    24,000                   136,777
Sanyo Shinpan Finance Co. Ltd. .....     4,900                   173,207
Sato Corp. .........................    43,800                   715,676
Seven-Eleven Japan Co. Ltd. ........    13,600                   810,388
SHIMANO, INC. ......................    10,000                   253,932
Shizuoka Bank Ltd. .................     8,000                    85,991
Sho-Bond Corp. .....................    39,200                   715,452
SMC Corp. ..........................    17,000                 1,293,825
Sodick Co.* ........................    86,000                   248,160
Sony Corp. .........................     1,000                    86,207
Suido Kiko Kaisha ..................     4,000                    10,677
Sumitomo Bank Ltd. .................    68,000                   662,242
Sumitomo Metal Industries ..........   198,000                   318,525
Sumitomo Realty &
  Development Co. Ltd. .............   104,000                   459,155
Taisho Pharmaceutical Co. ..........     4,000                    74,737
Takara Printing Co. ................     3,000                    10,778
Takefuji Corp. .....................     2,460                   113,577
Takihyo Co. Ltd. ...................    10,000                    44,727
TDK Corp. ..........................    10,000                   739,432
Toda Corp. .........................    13,000                    52,049

-------------------------------------------------------------------------------
                                       NUMBER                    VALUE
                                     OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
Toei Co. Ltd. ......................    26,000               $    81,965
Toho Bank ..........................    39,000                   156,709
Toho Titanium ......................    37,000                   288,270
Tokio Marine & Fire Insurance
  Co. ..............................     3,000                    30,861
Tokyo Broadcasting System, Inc.         65,000                   726,807
Tokyo Cathode Laboratory Co.*           19,700                   154,905
Tokyo Electron .....................     1,000                    30,659
Toso Co. Ltd. ......................    18,000                    77,911
Toyoda Gosei .......................    20,000                    58,433
Wesco, Inc. ........................     3,200                     8,541
Yamaichi Electronics Co. Ltd. ......    14,000                   286,827
Yamanouchi Pharmaceutical Co.
  Ltd. .............................    62,000                 1,292,598
Yamato Transport Co. Ltd. ..........    28,000                   314,096
Yokogawa Electric Corp. ............    96,000                   512,480
                                                             -----------
  TOTAL JAPAN (17.1%) ..............                          38,291,863
                                                             -----------
KOREA (0.2%)
SK Telecom Co. Ltd. (ADR) ..........    60,000                   333,750
                                                             -----------
MALAYSIA
AMMB Holdings BHD ..................    40,000                    21,011
Arab Malaysian Finance BHD .........   140,000                    28,167
Guinness Anchor BHD ................    30,000                    31,805
Hong Leong Bank BHD ................   140,000                    80,284
Kumpulan Guthrie BHD ...............    26,000                    15,035
Lingkaran Trans Kota Holdings
  BHD* .............................   130,000                    90,211
Malayan Banking BHD ................    48,000                    48,344
Mancon BHD .........................    76,666                     7,020
Metacorp BHD* ......................   120,000                    34,697
Pernas International Hotels
  Holdings BHD .....................   462,000                    87,385
Resorts World BHD ..................    20,000                    21,975
RJ Reynolds BHD ....................    60,000                    83,128
Sime Darby BHD .....................   150,000                   103,367
Sriwani Holdings BHD ...............   157,000                    34,424
Star Publications BHD ..............    25,000                    20,963
Talam Corp. BHD ....................   200,000                    38,070
Tanjong PLC ........................   100,000                   138,546
UMW Holdings BHD ...................   150,000                    67,225
                                                             -----------
  TOTAL MALAYSIA (0.4%) ............                             951,657
                                                             -----------
MEXICO
Elamex S.A. de C.V.* ...............    30,000                   178,125
Grupo Electra, S.A. de C.V. ........   500,000                   491,630
Grupo Financiero Banamex
  Accival (B Shares)* ..............    50,000                    94,655
Grupo Industrial Saltillo SA
  (B Shares) .......................   236,000                   800,623
Grupo Televisa S.A. (GDR)* .........    36,000                 1,354,500
Industrias CH S.A. (B Shares)* .....   120,000                   393,749
Kimberly-Clark de Mexico, S.A.
  de C.V. ..........................    30,000                   520,806
Panamerican Beverages, Inc. ........    10,000                   314,375
Sanluis Corporacion S.A. de C.V.        28,000                   107,447
                                                             -----------
  TOTAL MEXICO (1.9%) ..............                           4,255,910
                                                             -----------
NETHERLANDS
ABN Amro Holding N.V. ..............     5,824                   136,341
Aegon N.V. .........................    16,000                 1,392,810
Akzo Nobel N.V. ....................     5,000                 1,111,985

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                  VALUE
                                        OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
ASR Verzekeringsgroep N.V. ..........     21,400              $  1,816,574
Content Beheer N.V. .................     30,000                 1,025,427
Elsevier N.V. .......................     16,955                   255,997
Fortis Amev N.V. ....................     10,000                   585,747
Fugro N.V. ..........................     30,000                 1,195,102
Gucci Group N.V. (New York
  Registered Shares) ................      2,000                   106,000
Hagemeyer N.V. ......................     12,000                   519,353
Hunter Douglas N.V. .................      6,000                   326,071
IHC Caland N.V. .....................     12,000                   675,749
ING Groep N.V. ......................     28,000                 1,834,260
Koninklijke Nedlloyd Groep N.V.            2,250                    45,701
Koninklijke Numico N.V. .............     19,000                   595,239
Nutreco Holding N.V. ................     22,100                   773,875
Royal Dutch Petroleum Co. ...........      9,948                   551,878
Unilever N.V. CVA ...................      2,968                   235,595
Unique International N.V. ...........     20,000                   678,700
Vedior N.V. .........................     40,000                 1,131,166
                                                              ------------
  TOTAL NETHERLANDS (6.7%) ..........                           14,993,570
                                                              ------------
NEW ZEALAND
Air New Zealand Ltd. (B Shares)         109,000                    117,226
Restaurant Brands New Zealand
  Ltd. ..............................   312,500                    150,994
Sky City Ltd. .......................    35,300                     87,116
Warehouse Group Ltd. ................   110,000                    194,312
                                                              ------------
  TOTAL NEW ZEALAND (0.2%) ..........                              549,648
                                                              ------------
NORWAY
Alvern Norway ASA* ..................    83,000                    102,870
Choice Hotels Scandinavia ASA*          472,500                  1,417,808
Navia ASA* ..........................    94,000                    318,852
Norsk Hydro ASA .....................     1,100                     48,434
ProSafe ASA* ........................    14,000                    230,137
Schibsted ASA .......................    25,000                    420,744
Sparebanken NOR .....................    12,000                    344,423
Tomra Systems ASA ...................    58,000                  1,740,378
                                                              ------------
  TOTAL NORWAY (2.1%) ...............                            4,623,646
                                                              ------------
PANAMA (0.2%)
Banco Latinoamericano de
  Exportaciones S.A. (E Shares)          15,000                    461,250
                                                              ------------
PERU (0.5%)
Telefonica del Peru S.A. (ADR) ......    54,000                  1,103,625
                                                              ------------
PORTUGAL
BPI-SGPS SA .........................    20,000                    645,689
Electricidade de Portugal SA ........    40,000                    930,243
Portugal Telecom SA .................     8,710                    461,822
Telecel Comunicacoes Pessoais
  SA ................................    13,000                  2,309,359
                                                              ------------
  TOTAL PORTUGAL (1.9%) .............                            4,347,113
                                                              ------------
SINGAPORE
City Developments Ltd. ..............    50,000                    139,686
GP Batteries International Ltd. .....   140,000                    255,224
Great Eastern Life Assurance
  Co. ...............................     7,000                     38,947
Singapore Land Ltd. .................    93,000                    194,862
United Overseas Bank Ltd. ...........    40,000                    124,297
                                                              ------------
  TOTAL SINGAPORE (0.3%) ............                              753,016
                                                              ------------

-------------------------------------------------------------------------------
                                        NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
SPAIN
Aldeasa SA ..........................    31,500               $  1,125,660
Banco Bilbao Vizcaya SA .............     4,881                    250,495
Banco Central Hispanoamericano
  SA ................................    14,000                    440,039
Banco Santander SA ..................     6,936                    177,527
Catalana Occidente SA+ ..............    43,200                  1,366,286
Corporacion Bancaria de Espana
  SA ................................    72,000                  1,615,129
Corporacion Mapfre ..................    33,300                  1,168,269
Endesa SA ...........................     4,488                     98,189
Gas Y Electridad SA (Series 2) ......    14,000                  1,065,406
Hidroelectrica del Cantabrico .......     7,000                    319,531
Iberdrola SA ........................    35,668                    579,154
Portland Valderrivas SA .............     3,600                    441,109
Repsol SA ...........................     4,392                    242,011
Sociedad General de Aguas de
  Barcelona SA ......................     6,060                    337,874
Tabacalera SA-A .....................    80,000                  1,638,083
Telefonica de Espana ................    26,528                  1,226,498
TelePizza SA* .......................    40,000                    423,867
                                                              ------------
  TOTAL SPAIN (5.6%) ................                           12,515,127
                                                              ------------
SWEDEN
Asticus AB* .........................    52,000                    573,649
Astra AB (A Shares) .................    20,001                    408,695
Castellum AB ........................    68,000                    801,304
Dahl International AB+ ..............    30,000                    552,839
Ericsson LM (ADR) ...................    12,800                    373,875
Forenings Sparbanken AB
  (A Shares) ........................     2,700                     81,234
Kalmar Industries AB+ ...............    10,000                    150,433
Karlshamns AB+ ......................    34,000                    460,323
Lindex AB ...........................    22,000                    801,178
Mandamus AB* ........................       135                        846
NetCom Systems AB (B Shares)*            18,000                    689,357
Scandic Hotels AB+ ..................    30,000                  1,090,636
Skandia Forsakrings AB ..............    40,000                    571,643
Skandinaviska Enskilda Banken
  (Series A) ........................    84,700                  1,449,361
Swedish Match AB ....................   235,108                    781,040
                                                              ------------
  TOTAL SWEDEN (3.9%) ...............                            8,786,413
                                                              ------------
SWITZERLAND
Barry Callebaut AG* .................     6,800                  1,467,045
Ciba Specialty Chemicals AG .........     8,600                  1,105,001
Credit Suisse Group .................     1,250                    278,337
Gretag Imaging Group* ...............    16,800                  1,612,720
Mettler-Toledo International,
  Inc.* .............................    76,500                  1,534,781
Nestle SA ...........................       300                    642,476
Novartis AG .........................       400                    666,095
Roche Holding AG
  Genusssheine ......................        80                    786,171
Schweizerische
  Rueckversicherungs-Gesellschaft           120                    303,701
Selecta Group .......................     2,300                    491,654
Tag Heuer International SA
  (ADR) .............................    35,000                    328,125
UBS AG--Registered* .................       600                    223,263
                                                              ------------
  TOTAL SWITZERLAND (4.2%) ..........                            9,439,369
                                                              ------------

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-----------------------------------------------------------------------------------------
                                                  NUMBER                     VALUE
                                                 OF SHARES                 (NOTE 1)
-----------------------------------------------------------------------------------------
THAILAND
CMIC Finance & Securities
  Public Co. Ltd.* ............................    51,000                $         0
Nation Multimedia Group Public
  Co. Ltd.* ...................................   130,000                     27,725
Thai Engine Manufacturing
  Public Co. Ltd.* ............................    70,000                     26,540
                                                                         -----------
  TOTAL THAILAND (0.0%) .......................                               54,265
                                                                         -----------
UNITED KINGDOM
Amvescap PLC ..................................    80,000                    781,563
BAA PLC .......................................    30,000                    324,148
Bank of Scotland ..............................    70,000                    784,402
Barclays PLC ..................................    36,000                  1,038,878
BG PLC ........................................    22,077                    127,750
Boots Co. PLC .................................     5,806                     96,282
BPB PLC .......................................    70,000                    424,349
British Aerospace .............................   100,000                    766,533
British Airways PLC ...........................    38,000                    411,540
British Energy PLC ............................    80,000                    700,067
British Petroleum Co. PLC .....................    29,367                    428,637
British Sky Broadcasting Group
  PLC .........................................     8,097                     58,212
British Telecommunications PLC                     35,150                    434,385
BTR PLC .......................................    17,444                     49,525
Cable & Wireless PLC ..........................    12,409                    150,864
Cadbury Schweppes PLC .........................     5,961                     92,332
Carpetright PLC ...............................    50,000                    218,771
Commercial Union PLC ..........................     6,382                    119,149
Compass Group PLC .............................   285,200                  3,281,610
De La Rue PLC .................................    10,000                     49,599
Diageo PLC ....................................    90,985                  1,078,813
Dixons Group PLC ..............................   120,000                    957,916
EMI Group PLC .................................    50,000                    437,542
Energis PLC* ..................................   130,000                  1,979,960
Filtronic Comtek PLC ..........................   220,000                  1,469,606
Frontline Ltd.* ...............................   979,050                    638,650
Frontline Ltd.--Warrants (expire
  05/11/01)* ..................................    57,060                          0
General Electric Co. PLC ......................    13,890                    119,809
GKN PLC* ......................................     4,178                     53,272
Glaxo Wellcome PLC ............................    23,220                    697,608
Granada Group PLC .............................     3,225                     59,351
Great Universal Stores PLC ....................     3,970                     52,376
Harvey Nichols PLC ............................    40,000                    155,645
House of Fraser PLC ...........................   130,000                    377,756
HSBC Holdings PLC .............................    10,000                    242,485
Imperial Tobacco Group PLC ....................   125,000                    922,679
International Public Relations
  PLC .........................................    80,000                     65,464
Johnson Matthey PLC ...........................    55,000                    494,155
Kingfisher PLC ................................     4,084                     65,816
Ladbroke Group PLC ............................   150,000                    824,148
Land Securities PLC ...........................     3,207                     49,621
Legal & General Group PLC .....................     7,475                     79,831
Lloyds TSB Group PLC ..........................    34,379                    481,409
LucasVarity PLC ...............................   100,000                    397,462
Marks & Spencer PLC ...........................    17,109                    155,861
McBride PLC ...................................    20,000                     57,281


-----------------------------------------------------------------------------------------
                                                  NUMBER                    VALUE
                                                 OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------------
McKechnie PLC .................................    35,000                $   254,259
MEPC PLC ......................................    70,000                    616,065
Misys PLC .....................................    15,000                    852,956
National Grid Group PLC .......................   221,000                  1,491,049
National Power PLC ............................   120,000                  1,130,261
National Westminster Bank PLC                      10,000                    178,858
Norwich Union PLC .............................    80,000                    581,162
Peninsular & Oriental Steam
  Navigation Co. ..............................     3,314                     47,762
Powerscreen International PLC .................   160,000                    240,481
Prudential Corp. PLC ..........................     8,019                    105,728
Randgold Resources Ltd.
  (GDR)*+ .....................................    30,300                    163,014
Reed International PLC ........................   100,000                    905,144
Rentokil Initial PLC ..........................   140,000                  1,007,682
Rio Tinto PLC .................................     5,510                     62,112
Senior Engineering Group PLC ..................   120,000                    394,790
Smith & Nephew PLC ............................    40,000                     99,866
Smith (W.H.) Group PLC ........................    54,000                    479,759
Smith (W.H.) Group PLC
  (B Shares)* .................................    60,000                     53,607
Smithkline Beecham PLC ........................    70,000                    855,127
Tesco PLC .....................................    12,625                    123,340
Thistle Hotels PLC ............................    92,000                    336,473
Thomson Travel Group PLC* .....................   150,000                    468,437
Tomkins PLC ...................................    50,000                    271,585
Unilever PLC ..................................    19,628                    209,129
Vodafone Group PLC ............................   100,000                  1,270,040
WPP Group PLC .................................   140,000                    918,253
Yule Catto & Co. PLC ..........................   162,079                  1,009,610
Zeneca Group PLC ..............................    10,336                    443,958
                                                                         -----------
  TOTAL UNITED KINGDOM (16.5%)
                                                                          36,823,619
                                                                         -----------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (89.4%)
  (Cost $193,205,460) .........................                          200,050,861
                                                                         -----------
PREFERRED STOCKS:
AUSTRALIA (0.1%)
Village Roadshow Ltd. .........................   160,000                    238,081
                                                                         -----------
AUSTRIA (0.5%)
Bank Austria AG ...............................    13,300                  1,080,091
                                                                         -----------
FINLAND (0.3%)
Nokia Oyj ADR .................................     8,000                    588,777
                                                                         -----------
GERMANY (0.3%)
ProSieben Media AG* ...........................    15,500                    806,155
                                                                         -----------
TOTAL PREFERRED STOCKS (1.2%)
  (Cost $2,239,182) ...........................                            2,713,104
                                                                         -----------
                                                  PRINCIPAL
                                                    AMOUNT
                                                  ---------
LONG-TERM DEBT SECURITIES:
UNITED KINGDOM (0.0%)
National Grid Co. PLC
  4.25% Conv., 02/17/08 .......................   $60,000                    114,354
                                                                         -----------
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
  (Amortized Cost $99,474).....................                              114,354
                                                                         -----------

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-----------------------------------------------------------------------
                                         PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
-----------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
  5.85%, due 07/01/98 ..............    $4,400,000      $  4,400,000
  5.5%, due 07/23/98 ...............     3,000,000         2,989,953
Federal National Mortgage
  Association:
  5.56%, due 07/07/98 ..............     4,000,000         3,996,293
  5.51%, due 07/21/98 ..............     5,000,000         4,984,695
                                                        ------------
  TOTAL U.S. GOVERNMENT AGENCIES (7.3%)                   16,370,941
                                                        ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.3%)
  (Amortized Cost $16,370,941) .....                      16,370,941
                                                        ------------
TOTAL INVESTMENTS (97.9%)
  (Cost/Amortized Cost $211,915,057)                     219,249,260
OTHER ASSETS
  LESS LIABILITIES (2.1%) ..........                       4,604,224
                                                        ------------
NET ASSETS (100.0%) ................                    $223,853,484
                                                        ============

-----------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION

As a Percentage of Total Equity Investments


Basic Materials ............................................    5.0%
Business Services ..........................................    9.7
Capital Goods ..............................................    8.4
Consumer Cyclicals .........................................   17.9
Consumer Non-Cyclicals .....................................   16.5
Credit Sensitive ...........................................   27.1
Diversified ................................................    1.6
Energy .....................................................    3.2
Technology .................................................   10.6
                                                              -----
                                                              100.0%
                                                              =====

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $8,064,923 or 3.6% of net assets.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                             NUMBER                  VALUE
                                           OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (2.5%)
Crompton & Knowles Corp.++ .............    5,000,000            $ 125,937,500
                                                                 -------------
STEEL (0.2%)
Ispat International NV (New
  York Registered Shares)* .............      577,000               10,818,750
                                                                 -------------
  TOTAL BASIC MATERIALS (2.7%) .........                           136,756,250
                                                                 -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.4%)
U.S. Filter Corp.* .....................    2,500,000               70,156,250
                                                                 -------------
PRINTING, PUBLISHING &
  BROADCASTING (5.4%)
Comcast Corp. (Class A) SPL ............    5,000,000              202,968,750
King World Productions, Inc.* ..........    1,000,000               25,500,000
USA Networks, Inc.* ....................    1,700,000               42,712,500
                                                                 -------------
                                                                   271,181,250
                                                                 -------------
TRUCKING, SHIPPING (1.1%)
Teekay Shipping Corp.++ ................    2,137,000               53,558,563
                                                                 -------------
  TOTAL BUSINESS SERVICES (7.9%)                                   394,896,063
                                                                 -------------
CONSUMER CYCLICALS
AIRLINES (7.9%)
Continental Airlines, Inc.
  (Class B)*++ .........................    3,800,000              231,325,000
Delta Air Lines, Inc. ..................      800,000              103,400,000
Northwest Airlines Corp.
  (Class A)* ...........................    1,600,000               61,700,000
                                                                 -------------
                                                                   396,425,000
                                                                 -------------
APPAREL, TEXTILE (9.8%)
Jones Apparel Group, Inc.* .............    4,000,000              146,250,000
Mohawk Industries, Inc.*++ .............    3,700,000              117,243,750
Polo Ralph Lauren Corp.*++ .............    2,300,000               64,400,000
Tommy Hilfiger Corp.*++ ................    1,751,200              109,450,000
UNIFI, Inc. ............................    1,600,000               54,800,000
                                                                 -------------
                                                                   492,143,750
                                                                 -------------
AUTO RELATED (9.9%)
Circuit City Stores, Inc.-CarMax
  Group*++ .............................    6,300,000               64,181,250
Dollar Thrifty Automotive
  Group, Inc.*++ .......................    1,500,000               19,875,000
Hertz Corp. (Class A) ..................    1,600,000               70,900,000
Republic Industries, Inc.* .............   12,000,000              300,000,000
United Rentals, Inc.* ..................      966,900               40,609,800
                                                                 -------------
                                                                   495,566,050
                                                                 -------------
FOOD SERVICES, LODGING (2.6%)
CapStar Hotel Co.*++ ...................    2,400,000               67,200,000
Extended Stay America, Inc.* ...........    1,500,000               16,875,000
Florida Panthers Holdings, Inc.*++          2,500,000               49,218,750
                                                                 -------------
                                                                   133,293,750
                                                                 -------------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.4%)
Industrie Natuzzi Spa (ADR) ............    2,400,000               62,400,000
Steelcase, Inc. (Class A) ..............      275,200                7,155,200
                                                                 -------------
                                                                    69,555,200
                                                                 -------------

-------------------------------------------------------------------------------
                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
LEISURE RELATED (1.9%)
Premier Parks Inc.* ....................    1,400,000            $  93,275,000
                                                                 -------------
RETAIL--GENERAL (11.5%)
Abercrombie & Fitch Co.
  (Class A)*++ .........................    1,800,000               79,200,000
Borders Group, Inc.* ...................    1,800,000               66,600,000
Circuit City Stores-Circuit City
  Group ................................    1,225,000               57,421,875
Gucci Group N.V. (New York
  Registered Shares) ...................      600,000               31,800,000
PETsMART, Inc.* ........................    3,000,000               30,000,000
Proffitt's, Inc.* ......................    1,900,000               76,712,500
Ross Stores, Inc. ......................    1,160,000               49,880,000
Tiffany & Co.++ ........................    2,500,000              120,000,000
Venator Group, Inc.* ...................    3,500,000               66,937,500
                                                                 -------------
                                                                   578,551,875
                                                                 -------------
  TOTAL CONSUMER CYCLICALS (45.0%)                               2,258,810,625
                                                                 -------------
CONSUMER NONCYCLICALS
DRUGS (4.0%)
Centocor, Inc.*++ ......................    3,300,000              119,625,000
Genzyme Corp. (General
  Division)* ...........................       87,300                2,231,606
MedImmune, Inc.*++ .....................    1,300,000               81,087,500
                                                                 -------------
                                                                   202,944,106
                                                                 -------------
HOSPITAL SUPPLIES &
  SERVICES (0.6%)
Patriot American Hospitality, Inc.          1,200,000               28,725,000
                                                                 -------------
  TOTAL CONSUMER NONCYCLICALS (4.6%)                               231,669,106
                                                                 -------------
CREDIT SENSITIVE
BANKS (1.0%)
GreenPoint Financial Corp. .............    1,300,000               48,912,500
                                                                 -------------
FINANCIAL SERVICES (2.8%)
Edwards (A.G.), Inc. ...................    1,100,000               46,956,250
Newcourt Credit Group, Inc. ............    1,000,000               49,187,500
Paine Webber Group, Inc. ...............    1,000,000               43,000,000
                                                                 -------------
                                                                   139,143,750
                                                                 -------------
INSURANCE (7.0%)
Ace Ltd.* ..............................    1,200,000               46,800,000
AFLAC, Inc. ............................    1,100,000               33,343,750
CNA Financial Corp.* ...................    5,800,000              270,062,500
                                                                 -------------
                                                                   350,206,250
                                                                 -------------
REAL ESTATE (4.9%)
Boston Properties, Inc. ................    1,500,000               51,750,000
Crescent Real Estate Equities
  Co. ..................................    1,100,000               36,987,500
Equity Office Properties Trust .........    1,200,000               34,050,000
Security Capital Group, Inc.
  (Class B)*++ .........................    1,800,000               47,925,000
Vornado Realty Trust ...................    1,900,000               75,406,250
                                                                 -------------
                                                                   246,118,750
                                                                 -------------
UTILITY--TELEPHONE (1.4%)
Telephone & Data Systems, Inc.++            1,834,500               72,233,438
                                                                 -------------
  TOTAL CREDIT SENSITIVE (17.1%)                                   856,614,688
                                                                 -------------

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------
                                         NUMBER         VALUE
                                       OF SHARES      (NOTE 1)
-------------------------------------------------------------------
ENERGY
OIL--SUPPLIES &
  CONSTRUCTION (3.5%)
Diamond Offshore Drilling, Inc. .....  4,219,100   $  168,764,000
Rowan Cos., Inc.* ...................    359,900        6,995,556
                                                   --------------
                                                      175,759,556
                                                   --------------
RAILROADS (1.5%)
Kansas City Southern Industries,
  Inc. ..............................  1,500,000       74,437,500
                                                   --------------
  TOTAL ENERGY (5.0%) ...............                 250,197,056
                                                   --------------
TECHNOLOGY
ELECTRONICS (9.3%)
Altera Corp.* .......................  1,400,000       41,387,500
Citrix Systems, Inc.* ...............    226,500       15,486,937
Keane, Inc.* ........................    671,000       37,576,000
Network Associates, Inc.* ...........  2,400,000      114,900,000
PairGain Technologies, Inc.* ........  2,500,000       43,593,750
Parametric Technology Corp.* ........  1,264,300       34,294,138
Sanmina Corp.* ......................    935,000       40,555,625
Seagate Technology, Inc.* ...........    861,700       20,519,231
Sterling Commerce, Inc.* ............    800,000       38,800,000
Synopsys, Inc.* .....................  1,100,000       50,325,000
Xilinx, Inc.* .......................    800,000       27,200,000
                                                   --------------
                                                      464,638,181
                                                   --------------
OFFICE EQUIPMENT SERVICES (1.4%)
Comverse Technology, Inc.*++ ........  1,400,000       72,625,000
                                                   --------------
TELECOMMUNICATIONS (2.9%)
American Satellite
  Network--Warrants (expire
  07/01/99)* ........................     49,450                0
Millicom International Cellular
  SA*++ .............................  2,400,000      105,000,000
WinStar Communications, Inc.* .......  1,000,000       42,937,500
                                                   --------------
                                                      147,937,500
                                                   --------------
  TOTAL TECHNOLOGY (13.6%) ..........                 685,200,681
                                                   --------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (95.9%)
  (Cost $4,188,530,710) .............               4,814,144,469
                                                   --------------

-------------------------------------------------------------------
                                      PRINCIPAL          VALUE
                                       AMOUNT          (NOTE 1)
-------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCE (0.2%)
First Union National Bank
  5.52%, due 07/30/98 .............. $10,000,000   $    9,955,694
                                                   --------------
COMMERCIAL PAPER (4.3%)
Barton Capital Corp.
  5.63%, due 08/25/98 ..............   7,075,000        7,014,686
Four Winds Funding Corp.
  6.3%, due 07/01/98 ...............  50,000,000       50,000,000
Household Finance Corp.
  6.25%, due 07/01/98 ..............  50,000,000       50,000,000
Salomon Smith Barney
  Holdings, Inc.
  5.59%, due 08/12/98 ..............  20,000,000       19,870,500
Sara Lee Corp.
  5.7%, due 07/06/98 ...............  50,000,000       49,960,415
Shell Oil Co.
  5.51%, due 07/15/98 ..............  15,000,000       14,967,917
UBS Finance Delaware, Inc.
  5.56%, due 08/10/98 ..............  25,000,000       24,846,390
                                                   --------------
                                                      216,659,908
                                                   --------------
TOTAL SHORT-TERM DEBT SECURITIES (4.5%)
  (Amortized Cost $226,615,602)                       226,615,602
                                                   --------------
TOTAL INVESTMENTS (100.4%)
  (Cost/Amortized
  Cost $4,415,146,312)..............                5,040,760,071
OTHER ASSETS
  LESS LIABILITIES (-0.4%) .........                  (18,344,773)
                                                   --------------
NET ASSETS (100.0%) ................               $5,022,415,298
                                                   ==============

----------
*     Non-income producing.

++ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                  VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (1.9%)
Crompton & Knowles Corp. ............   140,200               $  3,531,287
Cytec Industries, Inc.* .............    41,100                  1,818,675
                                                              ------------
                                                                 5,349,962
                                                              ------------
METALS & MINING (2.4%)
Bethlehem Steel Corp.* ..............   228,400                  2,840,725
Gibraltar Steel Corp.* ..............    77,000                  1,578,500
Kaiser Aluminum Corp.* ..............   227,100                  2,171,644
                                                              ------------
                                                                 6,590,869
                                                              ------------
STEEL (0.7%)
WHX Corp.* ..........................   148,000                  1,905,500
                                                              ------------
  TOTAL BASIC MATERIALS (5.0%) ......                           13,846,331
                                                              ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.2%)
Superior Services, Inc.* ............   104,400                  3,138,550
                                                              ------------
PRINTING, PUBLISHING &
  BROADCASTING (5.7%)
Mail-Well, Inc.* ....................    81,300                  1,763,194
Sinclair Broadcast Group, Inc.* .....   233,500                  6,713,125
Young Broadcasting, Inc.
  (Class A)* ........................   111,600                  7,254,000
                                                              ------------
                                                                15,730,319
                                                              ------------
PROFESSIONAL SERVICES (13.9%)
Caribiner International, Inc.* ......    90,700                  1,587,250
Carematrix Corp.* ...................   138,100                  3,720,069
Consolidation Capital Corp.* ........   133,400                  2,999,416
Cornell Corrections, Inc.* ..........   100,100                  2,102,100
Data Processing Resources
  Corp.* ............................   137,700                  4,277,306
Equity Corp. International* .........    86,400                  2,073,600
Ha-Lo Industries, Inc.* .............   200,700                  6,246,787
ITT Educational Services, Inc.* .....    59,000                  1,902,750
Metamor Worldwide, Inc.* ............   129,200                  4,546,225
Preview Travel, Inc.* ...............    54,300                  1,866,562
Sylvan Learning Systems, Inc.* ......    42,950                  1,406,613
TeleTech Holdings, Inc.* ............   123,200                  1,509,200
True North Communications Inc.          146,800                  4,293,900
                                                              ------------
                                                                38,531,778
                                                              ------------
TRUCKING, SHIPPING (2.6%)
C.H. Robinson Worldwide, Inc. .......   104,400                  2,596,950
Knightsbridge Tankers Ltd. ..........    90,200                  2,412,850
Marine Transport Corp.* .............    25,020                    101,644
OMI Corp.* ..........................   253,400                  2,027,200
                                                              ------------
                                                                 7,138,644
                                                              ------------
  TOTAL BUSINESS SERVICES (23.4%)                               64,539,291
                                                              ------------
CAPITAL GOODS
AEROSPACE (1.1%)
DONCASTERS PLC (ADR)* ...............   109,500                  3,045,469
                                                              ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.2%)
Buckeye Technologies, Inc.* .........    81,300                  1,915,631
Hughes Supply, Inc. .................    35,950                  1,316,669
                                                              ------------
                                                                 3,232,300
                                                              ------------
  TOTAL CAPITAL GOODS (2.3%) ........                            6,277,769
                                                              ------------
CONSUMER CYCLICALS
AIRLINES (2.9%)
Alaska Air Group, Inc.* .............    44,900                  2,449,856


-------------------------------------------------------------------------------
                                         NUMBER                  VALUE
                                       OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Atlantic Coast Airlines
  Holdings* .........................   138,600               $  4,158,000
Mesa Air Group, Inc.* ...............   168,100                  1,365,812
                                                              ------------
                                                                 7,973,668
                                                              ------------
APPAREL, TEXTILE (5.4%)
Mohawk Industries, Inc.* ............   213,200                  6,755,775
Nautica Enterprises, Inc.* ..........   119,800                  3,212,137
Tommy Hilfiger Corp.* ...............    29,100                  1,818,750
Wolverine World Wide, Inc. ..........   145,400                  3,153,363
                                                              ------------
                                                                14,940,025
                                                              ------------
AUTOS & TRUCKS (0.4%)
Miller Industries, Inc.* ............   125,600                    973,400
                                                              ------------
AUTO RELATED (3.4%)
Avis Rent A Car, Inc.* ..............    83,800                  2,074,050
Budget Group, Inc. (Class A)* .......   177,500                  5,668,906
Dollar Thrifty Automotive
  Group, Inc.* ......................   135,200                  1,791,400
                                                              ------------
                                                                 9,534,356
                                                              ------------
FOOD SERVICES, LODGING (2.2%)
American General Hospitality
  Corp. .............................    86,400                  1,836,000
CapStar Hotel Co.* ..................    71,000                  1,988,000
Innkeepers USA Trust ................   183,100                  2,311,637
                                                              ------------
                                                                 6,135,637
                                                              ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.9%)
Furniture Brands International,
  Inc.* .............................   102,200                  2,867,987
Industrie Natuzzi Spa (ADR) .........    92,800                  2,412,800
                                                              ------------
                                                                 5,280,787
                                                              ------------
LEISURE RELATED (4.1%)
Bally Total Fitness Holding
  Corp.* ............................   112,100                  4,035,600
Premier Parks Inc.* .................    56,500                  3,764,313
SFX Entertainment, Inc.
  (Class A)* ........................    75,600                  3,468,150
                                                              ------------
                                                                11,268,063
                                                              ------------
RETAIL--GENERAL (5.5%)
Brylane, Inc.* ......................    74,000                  3,404,000
Central Garden & Pet Co.* ...........    52,900                  1,646,513
Hines Horticulture, Inc.* ...........    49,600                    545,600
Pacific Sunwear of California,
  Inc.* .............................   124,475                  4,356,625
PETsMART, Inc.* .....................   208,300                  2,083,000
Men's Wearhouse, Inc.* ..............   100,100                  3,303,300
                                                              ------------
                                                                15,339,038
                                                              ------------
  TOTAL CONSUMER CYCLICALS (25.8%)                              71,444,974
                                                              ------------
CONSUMER NONCYCLICALS
CONTAINERS (0.9%)
Ivex Packaging Corp.* ...............   105,600                  2,455,200
                                                              ------------
DRUGS (4.2%)
Creative BioMolecules, Inc.* ........   258,800                  1,245,475
Geltex Pharmaceuticals, Inc.* .......   102,800                  1,914,650
Jones Medical Industries, Inc. ......    96,700                  3,203,188
Medicis Pharmaceutical Corp.
  (Class A)* ........................    87,900                  3,208,350
MedImmune, Inc.* ....................    35,200                  2,195,600
                                                              ------------
                                                                11,767,263
                                                              ------------

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                                NUMBER            VALUE
                                               OF SHARES         (NOTE 1)
-------------------------------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Mid Atlantic Medical Services,
  Inc.* .................................       184,800       $  2,125,224
National Surgery Centers, Inc.* .........        98,850          2,872,828
NovaCare, Inc.* .........................       173,600          2,039,800
PAREXEL International Corp.* ............        40,200          1,462,275
                                                              ------------
                                                                 8,500,127
                                                              ------------
  TOTAL CONSUMER NONCYCLICALS (8.2%)                            22,722,590
                                                              ------------
CREDIT SENSITIVE
BANKS (0.5%)
Friedman, Billings, Ramsey
  Group, Inc.* ..........................        87,700          1,266,169
                                                              ------------
FINANCIAL SERVICES (2.4%)
Affiliated Managers Group, Inc.*                 33,500          1,243,688
FIRSTPLUS Financial Group,
  Inc.* .................................        50,000          1,800,000
Healthcare Financial Partners,
  Inc.* .................................        34,200          2,096,887
Medaphis Corp.* .........................       270,400          1,622,400
                                                              ------------
                                                                 6,762,975
                                                              ------------
INSURANCE (0.6%)
Annuity and Life Re (Holdings),
  Ltd.* .................................        73,100          1,617,337
                                                              ------------
REAL ESTATE (1.8%)
Glenborough Realty Trust, Inc. ..........       109,100          2,877,513
Macerich Co. ............................        75,300          2,207,231
                                                              ------------
                                                                 5,084,744
                                                              ------------
  TOTAL CREDIT SENSITIVE (5.3%)                                 14,731,225
                                                              ------------
ENERGY
OIL--SUPPLIES & CONSTRUCTION (1.0%)
Oceaneering International, Inc.* ........        75,500          1,340,125
Parker Drilling Co.* ....................       188,900          1,334,106
                                                              ------------
                                                                 2,674,231
                                                              ------------
RAILROADS (0.6%)
Genesee & Wyoming, Inc.
  (Class A)* ............................        88,500          1,681,500
                                                              ------------
  TOTAL ENERGY (1.6%) ...................                        4,355,731
                                                              ------------
TECHNOLOGY
ELECTRONICS (6.7%)
Amkor Technologies, Inc.* ...............       118,900          1,110,972
CKS Group, Inc.* ........................        74,400          1,339,200
Cypress Semiconductor Corp.* ............       154,800          1,286,775
Flextronics International Ltd.* .........        77,000          3,349,500
IDT Corp.* ..............................        75,700          2,275,731
Interplay Entertainment Corp.* ..........       145,000            833,750
PairGain Technologies, Inc.* ............       151,800          2,647,012
Photronics, Inc.* .......................        56,900          1,255,356
Semtech Corp.* ..........................        76,600          1,354,863
Sykes Enterprises, Inc.* ................        65,400          1,312,088
Xylan Corp.* ............................        60,300          1,797,694
                                                              ------------
                                                                18,562,941
                                                              ------------

-------------------------------------------------------------------------------
                                                NUMBER            VALUE
                                               OF SHARES         (NOTE 1)
-------------------------------------------------------------------------------
OFFICE EQUIPMENT (2.8%)
Discreet Logic, Inc.* ...................       151,400       $  1,760,025
Platinum Technology, Inc.* ..............       105,200          3,004,775
Sterling Software, Inc.* ................       100,900          2,982,856
                                                              ------------
                                                                 7,747,656
                                                              ------------
OFFICE EQUIPMENT SERVICES (4.2%)
Comverse Technology, Inc.* ..............       128,300          6,655,563
Oak Technology, Inc.* ...................       212,100            967,706
Peregrine Systems, Inc.* ................         9,900            282,150
Platinum Software Corp.* ................       115,900          2,825,063
Systems & Computer Technology
  Corp.* ................................        31,200            842,400
                                                              ------------
                                                                11,572,882
                                                              ------------
TELECOMMUNICATIONS (5.7%)
FORE Systems, Inc.* .....................        41,900          1,110,350
Global Imaging Systems, Inc.* ...........       159,500          2,233,000
GST Telecommunications, Inc.* ...........        72,200          1,042,387
ICG Communications, Inc.* ...............        73,100          2,672,719
MetroNet Communications Corp.
  (Class B)* ............................        92,400          2,610,300
Millicom International Cellular
  SA* ...................................        45,400          1,986,250
SkyTel Communications, Inc.* ............        85,500          2,001,234
WinStar Communications, Inc.* ...........        50,900          2,185,519
                                                              ------------
                                                                15,841,759
                                                              ------------
  TOTAL TECHNOLOGY (19.4%) ..............                       53,725,238
                                                              ------------
TOTAL COMMON STOCKS (91.0%)
  (Cost $244,029,539) ...................                      251,643,149
                                                              ------------
                                              PRINCIPAL
                                               AMOUNT
                                              --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.
  5.85%, due 07/01/98 ...................    $12,900,000        12,900,000
Federal National Mortgage
  Association:
  5.56%, due 07/07/98 ...................      5,000,000         4,995,367
  5.51%, due 07/21/98 ...................     10,000,000         9,969,389
  5.48%, due 07/29/98 ...................      6,000,000         5,974,520
                                                              ------------
  TOTAL U.S. GOVERNMENT AGENCIES (12.2%)                        33,839,276
                                                              ------------
TOTAL SHORT-TERM DEBT SECURITIES (12.2%)
  (Amortized Cost $33,839,276) ..........                       33,839,276
                                                              ------------
TOTAL INVESTMENTS (103.2%)
  (Cost/Amortized Cost $277,868,815) .                         285,482,425
OTHER ASSETS
  LESS LIABILITIES (-3.2%) ..............                       (8,847,044)
                                                              ------------
NET ASSETS (100.0%) .....................                     $276,635,381
                                                              ============

----------
*     Non-income producing.

      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                  VALUE
                                        OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.3%)
Akzo Nobel N.V. .....................        600              $   133,438
Bayer AG ............................      4,000                  206,487
Ciba Specialty Chemicals AG .........        700                   89,942
Georgia Gulf Corp. ..................     12,000                  273,750
Hitachi Chemical Co. Ltd. ...........     15,000                   91,329
Nippon Chemi-Con Corp. ..............      6,000                   25,018
Rhodia SA* ..........................        640                   17,843
Toagosei Co. Ltd. ...................     15,000                   26,944
Yule Catto & Co. PLC ................      5,000                   31,146
                                                              -----------
                                                                  895,897
                                                              -----------
CHEMICALS--SPECIALTY (0.0%)
NGK Insulators ......................     10,000                   86,928
                                                              -----------
METALS & MINING (0.1%)
Bethlehem Steel Corp.* ..............     15,000                  186,562
Toho Titanium .......................      1,000                    7,791
                                                              -----------
                                                                  194,353
                                                              -----------
PAPER (0.1%)
Jefferson Smurfit Corp.* ............      8,000                  125,750
KNP BT (Kon) N.V. ...................      6,000                  154,921
Mayr-Melnhof Karton AG ..............        883                   57,728
Stone Container Corp.* ..............      5,800                   90,625
UPM-Kymmene Oyj .....................      2,810                   77,393
                                                              -----------
                                                                  506,417
                                                              -----------
STEEL (0.0%)
Koninklijke Hoogovens N.V. ..........      2,000                   86,559
NatSteel Ltd. .......................     25,000                   24,267
Pohang Iron & Steel Co. Ltd.
  (ADR) .............................      2,000                   24,000
                                                              -----------
                                                                  134,826
                                                              -----------
  TOTAL BASIC MATERIALS (0.5%) ......                           1,818,421
                                                              -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
Waste Management, Inc. ..............     24,200                  847,000
                                                              -----------
PRINTING, PUBLISHING &
  BROADCASTING (1.4%)
CBS Corp. ...........................     29,500                  936,625
Comcast Corp. (Class A) SPL .........      7,500                  304,453
Donnelley (R.R.) & Sons Co. .........      3,100                  141,825
Gannett Co. .........................      8,700                  618,244
Grupo Televisa S.A. (GDR)* ..........      2,400                   90,300
Liberty Media Group (Class A)*            37,150                1,441,884
National Bank of Canada .............      3,000                   58,612
New Straits Times Press BHD .........      8,000                    2,969
Reed International PLC ..............      6,600                   59,740
Seat Spa* ...........................    160,000                  108,056
Tele-Communications, Inc.
  (Class A)* ........................     18,400                  707,250
Tele-Communications
  International, Inc.* ..............      1,100                   22,103
Television Broadcasts Ltd. ..........      1,000                    2,646
Tokyo Broadcasting System, Inc.            2,000                   22,363
United News & Media PLC .............      3,666                   51,304
Viacom, Inc. (Class B)* .............      5,000                  291,250
                                                              -----------
                                                                4,859,624
                                                              -----------

-------------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                        OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
PROFESSIONAL SERVICES (0.0%)
Meitec Corp. ........................       500               $    17,314
Vedior N.V. .........................       691                    19,534
                                                              -----------
                                                                   36,848
                                                              -----------
TRUCKING, SHIPPING (0.2%)
Bergesen Dy AS (A Shares) ...........     5,380                   102,476
Frontline Ltd.* .....................    65,270                    42,576
Frontline Ltd.--Warrants (expire
  05/11/01)* ........................     3,804                         0
Knightsbridge Tankers Ltd. ..........     6,800                   181,900
Marine Transport Corp.* .............     5,310                    21,572
OMI Corp.* ..........................    53,100                   424,800
Yamato Transport Co. Ltd. ...........     1,000                    11,218
                                                              -----------
                                                                  784,542
                                                              -----------
  TOTAL BUSINESS SERVICES (1.9%)                                6,528,014
                                                              -----------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace ...................    21,428                   164,253
Senior Engineering Group PLC ........    16,000                    52,638
                                                              -----------
                                                                  216,891
                                                              -----------
BUILDING & CONSTRUCTION (0.1%)
Beazer Group PLC ....................    21,000                    64,880
Bouygues ............................       600                   108,938
Daito Trust Construction Co.
  Ltd. ..............................     1,100                     8,332
Groupe GTM ..........................     1,116                   115,890
Makita Corp. ........................     2,000                    23,070
National House Industrial Co.
  Ltd. ..............................     7,000                    53,679
Sho-Bond Corp. ......................     1,200                    21,902
Societe Technip .....................     1,075                   131,364
Toda Corp. ..........................     3,000                    12,011
                                                              -----------
                                                                  540,066
                                                              -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.3%)
BPB PLC .............................    11,300                    68,502
Fujikura Ltd. .......................     3,000                    13,375
Holderbank Financiere Glaris
  AG ................................       120                   152,801
Martin Marietta Materials, Inc. .....    12,200                   549,000
Matsushita Electric Works Ltd. ......    11,000                    88,876
Nichiha Corp. .......................     1,400                     8,272
Rugby Group PLC .....................    58,160                   108,297
Unidare PLC* ........................    20,000                    72,607
                                                              -----------
                                                                1,061,730
                                                              -----------
ELECTRICAL EQUIPMENT (0.8%)
Daikin Industries Ltd. ..............    14,000                    90,290
General Electric Co. ................    26,000                 2,366,000
Johnson Electric Holdings Ltd. ......    28,800                   106,681
Legrand SA ..........................       425                   112,443
Sumitomo Electric Industries ........     7,000                    70,848
                                                              -----------
                                                                2,746,262
                                                              -----------
MACHINERY (0.9%)
AlliedSignal, Inc. ..................    14,300                   634,563
Coltec Industries, Inc.* ............     2,400                    47,700
Fujitec Co. Ltd. ....................     9,000                    54,538
IHC Caland N.V. .....................     1,200                    67,575
Ishikawajima Harima Heavy
  Industries Co. Ltd. ...............     2,000                     3,650

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                           NUMBER                  VALUE
                                         OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Keyence Corp. ........................       100               $    10,893
KSB AG* ..............................       300                    74,854
Legris Industries SA .................     1,990                    93,124
Mitsubishi Heavy Industries Ltd.           2,000                     7,560
Mori Seiki Co. Ltd. ..................     1,000                    12,257
Nitta Corp. ..........................     1,000                     6,420
Nitto Kohki Co. Ltd. .................       600                     6,488
Schindler Holding AG
  Participating Certificate ..........       102                   155,453
Schindler Holding AG
  Registered .........................        50                    77,522
Siebe PLC ............................     6,000                   119,940
SMC Corp. ............................       300                    22,832
Stork N.V. ...........................     2,000                    63,739
TI Group PLC .........................    14,014                   106,486
United Technologies Corp. ............    15,700                 1,452,250
Valmet Oyj ...........................     3,600                    62,117
Vestas Wind Systems A/S* .............       350                    13,830
                                                               -----------
                                                                 3,093,791
                                                               -----------
  TOTAL CAPITAL GOODS (2.2%) .........                           7,658,740
                                                               -----------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Virgin Express Holdings PLC
  (ADR)* .............................    11,500                   148,781
                                                               -----------
APPAREL, TEXTILE (0.2%)
Carli Gry International A/S ..........       325                    26,251
Cone Mills Corp.* ....................    17,000                   146,625
Onward Kashiyama Co. Ltd. ............     8,000                   100,130
Tommy Hilfiger Corp.* ................     9,000                   562,500
                                                               -----------
                                                                   835,506
                                                               -----------
AUTO RELATED (0.1%)
Continental AG .......................     5,500                   171,389
Dana Corp. ...........................     5,000                   267,500
Minebea Co. Ltd. .....................     2,000                    19,925
Sumitomo Rubber Industries,
  Inc. ...............................    13,000                    70,149
                                                               -----------
                                                                   528,963
                                                               -----------
AUTOS & TRUCKS (0.3%)
Bajaj Auto Ltd. (GDR) ................       750                     9,637
Harley-Davidson, Inc. ................    26,100                 1,011,375
UMW Holdings BHD .....................     5,000                     2,241
Volkswagen AG ........................       100                    96,202
                                                               -----------
                                                                 1,119,455
                                                               -----------
FOOD SERVICES, LODGING (0.1%)
Accor SA .............................       200                    55,957
Choice Hotels Scandinavia
  ASA*+ ..............................    13,500                    40,509
Compass Group PLC ....................    17,000                   195,608
John Q Hammons Hotels, Inc.
  (Class A)* .........................    14,800                   104,525
                                                               -----------
                                                                   396,599
                                                               -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.2%)
Hunter Douglas N.V. ..................     2,150                   116,842
Industrie Natuzzi Spa (ADR) ..........       500                    13,000
Moulinex* ............................     2,000                    51,889
Sony Corp. ...........................     1,200                   103,449
Steelcase, Inc. (Class A) ............    15,000                   390,000
                                                               -----------
                                                                   675,180
                                                               -----------

-------------------------------------------------------------------------------
                                           NUMBER                  VALUE
                                         OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
LEISURE RELATED (1.2%)
Amer Group Ltd. (Series A)* ..........    1,000                $    19,334
Berjaya Sports Toto Ltd. BHD .........   16,000                     23,709
Canal Plus ...........................      300                     56,056
Carnival Corp. (Class A) .............   25,600                  1,014,400
Cendant Corp.* .......................    7,100                    148,213
Cyrk, Inc.* ..........................   10,600                    116,600
Disney (Walt) Co. ....................    6,500                    682,906
EMI Group PLC ........................    1,000                      8,751
Granada Group PLC ....................    9,900                    182,194
Ladbroke Group PLC ...................   25,000                    137,358
Mirage Resorts, Inc.* ................   36,600                    780,038
Nelvana Ltd.* ........................    1,000                     21,712
Nintendo Co. Ltd. ....................      200                     18,540
Nippon Broadcasting System ...........    1,000                     42,202
Royal Caribbean Cruises Ltd. .........    9,700                    771,150
Thomson Travel Group PLC* ............   14,000                     43,721
Toei Co. Ltd. ........................    1,000                      3,152
                                                               -----------
                                                                 4,070,036
                                                               -----------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ..................    4,000                    139,374
Gretag Imaging Group* ................    1,200                    115,194
Noritsu Koki Co. Ltd. ................    1,100                     24,599
                                                               -----------
                                                                   279,167
                                                               -----------
RETAIL--GENERAL (2.2%)
Abercrombie & Fitch Co.
  (Class A)* .........................    4,505                    198,220
Aldeasa SA ...........................    2,300                     82,191
BAA PLC ..............................   15,000                    162,074
Boots Co. PLC ........................    8,400                    139,299
Dayton Hudson Corp. ..................   30,700                  1,488,950
Dickson Concepts International
  Ltd. ...............................   18,000                     25,090
Genesis Direct, Inc.* ................    5,000                     55,625
Home Depot, Inc. .....................   10,700                    888,769
K-Mart Corp.* ........................   15,000                    288,750
Kingfisher PLC .......................    8,641                    139,255
Kohl's Corp.* ........................   20,800                  1,079,000
Limited, Inc. ........................   15,000                    496,875
Lindex AB ............................    1,600                     58,267
Paris Miki, Inc. .....................    1,100                     14,450
Proffitt's, Inc.* ....................   19,400                    783,275
Sato Corp. ...........................    1,200                     19,608
Smith (W.H.) Group PLC ...............    1,800                     15,992
Smith (W.H.) Group PLC
  (B Shares)* ........................    2,000                      1,787
Staples, Inc.* .......................   35,800                  1,035,962
Tandy Corp. ..........................   10,000                    530,625
Vendex International N.V. ............      700                     26,922
                                                               -----------
                                                                 7,530,986
                                                               -----------
  TOTAL CONSUMER CYCLICALS (4.4%)                               15,584,673
                                                               -----------
CONSUMER NONCYCLICALS
BEVERAGES (0.7%)
Coca-Cola Co. ........................   21,800                  1,863,900
Coca-Cola Enterprises, Inc. ..........    8,300                    325,775
Diageo PLC ...........................    5,184                     61,467
Scottish & Newcastle PLC .............    5,000                     70,808
Whitbread PLC ........................    5,000                     80,996
                                                               -----------
                                                                 2,402,946
                                                               -----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                VALUE
                                        OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
CONTAINERS (0.2%)
Owens-Illinois, Inc.* ..............      5,000              $   223,750
Schmalbach Lubeca AG ...............        880                  217,133
Sealed Air Corp.* ..................      1,800                   66,150
                                                             -----------
                                                                 507,033
                                                             -----------
DRUGS (2.1%)
Astra AB (A Shares) ................      3,000                   61,301
Bristol-Myers Squibb Co. ...........     11,000                1,264,313
Centocor, Inc.* ....................     26,200                  949,750
Daiichi Pharmaceutical Co. .........      8,000                  105,612
Merck KGAA .........................      2,100                   93,967
Merck & Co., Inc. ..................     10,400                1,391,000
Novartis AG ........................         50                   83,262
Orion-Yhtyma Oyj (B Shares)* .......      4,500                  138,713
Pfizer, Inc. .......................     20,300                2,206,356
Sankyo Co. Ltd. ....................      2,000                   45,592
Sanofi SA ..........................        700                   82,299
Santen Pharmaceutical Co. Ltd. .....      3,000                   32,874
Schering Plough Corp. ..............      8,900                  815,463
Yamanouchi Pharmaceutical Co.
  Ltd. .............................      1,000                   20,848
                                                             -----------
                                                               7,291,350
                                                             -----------
FOODS (0.8%)
Barry Callebaut AG* ................        510                  110,028
Campbell Soup Co. ..................     18,600                  988,125
Huhtamaki Oy Series I ..............      1,300                   74,454
Nestle SA ..........................        131                  280,548
Nutreco Holding N.V. ...............        500                   17,509
Orkla ASA ..........................      3,720                   86,630
Parmalat Finanziaria Spa ...........     59,650                  121,694
Rite Aid Corp. .....................     12,000                  450,750
Tyson Foods, Inc. ..................     25,900                  561,706
                                                             -----------
                                                               2,691,444
                                                             -----------
HOSPITAL SUPPLIES & SERVICES (0.8%)
Columbia/HCA Healthcare Corp.            26,000                  757,250
Medtronic, Inc. ....................     22,600                1,440,750
PT Tempo Scan Pacific ..............     23,000                      351
United HealthCare Corp. ............     10,000                  635,000
                                                             -----------
                                                               2,833,351
                                                             -----------
RETAIL--FOOD (0.1%)
Delhaize-Le Lion SA ................        980                   68,458
Familymart Co. .....................      2,400                   91,416
Food Lion, Inc. (Class A) ..........     15,000                  159,375
Santa Isabel S.A. (ADR) ............        333                    3,663
Seven-Eleven Japan Co. Ltd. ........      1,000                   59,587
Woolworths Ltd. ....................     40,000                  130,200
                                                             -----------
                                                                 512,699
                                                             -----------
SOAPS & TOILETRIES (1.0%)
Avon Products, Inc. ................     16,980                1,315,950
Estee Lauder Companies
  (Class A) ........................      8,500                  592,344
Gillette Co. .......................     25,000                1,417,187
Kao Corp. ..........................      1,000                   15,438
                                                             -----------
                                                               3,340,919
                                                             -----------
TOBACCO (0.7%)
Austria Tabakwerke AG ..............      1,000                   55,689
Imperial Tobacco Group PLC .........      1,700                   12,548
Japan Tobacco, Inc. ................         20                  135,478
Philip Morris Cos., Inc. ...........     51,300                2,019,938


-------------------------------------------------------------------------------
                                          NUMBER                VALUE
                                        OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Seita ..............................      2,500              $   113,270
Swedish Match AB ...................      4,154                   13,799
Tabacalera SA-A ....................      6,000                  122,856
                                                             -----------
                                                               2,473,578
                                                             -----------
  TOTAL CONSUMER NONCYCLICALS (6.4%)                          22,053,320
                                                             -----------
CREDIT SENSITIVE
BANKS (1.9%)
Ahmanson (H.F.) & Co. ..............      2,500                  177,500
Allied Irish Bank ..................     20,000                  289,412
AMMB Holdings BHD ..................      8,000                    4,202
Banca Nazionale del Lavoro
  (BNL)* ...........................        700                   18,516
Banco Bilbao Vizcaya SA ............      4,000                  205,282
Banco Central
  Hispanoamericano SA ..............      1,200                   37,718
Banco Santander SA .................      5,940                  152,035
Bangkok Bank Public Co. Ltd. .......      2,000                    2,464
Bank of Tokyo-Mitsubishi Ltd. ......      2,000                   21,195
BankAmerica Corp. ..................      5,900                  509,981
Banque Nationale de Paris ..........      1,500                  122,530
Barclays PLC .......................      2,000                   57,715
BPI-SGPS SA ........................      1,000                   32,284
Chase Manhattan Corp. ..............     27,600                2,083,800
Corporacion Bancaria de
  Espana SA ........................      4,800                  107,675
Credito Italiano Spa ...............     30,000                  157,104
Dao Heng Bank Group Ltd. ...........      3,000                    4,259
Den Norske Bank ASA ................      4,000                   20,979
Erste Bank Der
  Oesterreichischen
  Sparkassen AG ....................        750                   45,489
Forenings Sparbanken AB
  (A Shares) .......................      1,000                   30,087
Istituto Mobiliare Italiano ........      9,400                  148,127
Long-Term Credit Bank of Japan           22,000                   12,855
National Westminster Bank PLC               400                    7,154
NationsBank Corp. ..................     16,500                1,262,250
Paribas* ...........................          9                      963
Philippine Commercial
  International Bank ...............      1,000                    3,645
PT Bank Dagang Nasional
  Indonesia Tbk ....................   136,000                       692
Seventy-Seven Bank Co. Ltd. ........    11,000                    92,050
Skandinaviska Enskilda Banken
  (Series A) .......................     4,430                    75,805
Societe Generale ...................       800                   166,284
State Bank of India (GDR)+ .........     2,700                    31,995
State Street Corp. .................     4,000                   278,000
Suncorp-Metway Ltd. ................     6,571                    15,970
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* ......       375                        22
Toho Bank ..........................     1,000                     4,018
Wing Hang Bank Ltd. ................    18,000                    24,045
Yamaguchi Bank .....................     7,000                    89,886
Zions Bancorp. .....................     6,200                   329,375
                                                             -----------
                                                               6,623,363
                                                             -----------
FINANCIAL SERVICES (1.6%)
Aiful Corp. ........................       700                    34,187
Associates First Capital Corp.
  (Class A) ........................    14,800                 1,137,750
Credit Saison Co. ..................     3,000                    59,515
MBNA Corp. .........................    52,800                 1,742,400

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES               (NOTE 1)
---------------------------------------------------------------------------------
MCL Land Ltd. .............................   50,000                $    17,905
Merrill Lynch & Co., Inc. .................    8,100                    747,225
Morgan Stanley Dean Witter
  & Co. ...................................   16,300                  1,489,412
Newcourt Credit Group, Inc. ...............    5,000                    245,937
Nichiei Co. Ltd. ..........................      300                     20,430
Peregrine Investment Holdings
  Ltd. ....................................   52,000                          0
Sanyo Shinpan Finance Co. Ltd. ............      200                      7,070
Worms Et Compagnie ........................      200                     12,766
                                                                    -----------
                                                                      5,514,597
                                                                    -----------
INSURANCE (2.0%)
ASR Verzekeringsgroep N.V. ................    1,100                     93,375
Catalana Occidente SA .....................    2,800                     88,556
CNA Financial Corp.* ......................    4,200                    195,563
Commercial Union PLC ......................    5,795                    108,198
Corporacion Mapfre ........................    1,600                     56,133
Fortis Amev N.V. ..........................    3,000                    175,724
ING Groep N.V. ............................    4,000                    262,037
Irish Life PLC ............................   18,000                    169,735
Kingsway Financial Services* ..............    2,000                     18,688
MGIC Investment Corp. .....................    5,000                    285,313
PennCorp Financial Group, Inc. ............   15,300                    313,650
Providian Financial Corp. .................   11,000                    864,188
QBE Insurance Group Ltd. ..................    6,000                     21,204
Royal & Sun Alliance Insurance
  Group PLC ...............................    9,651                     99,846
SunAmerica, Inc. ..........................   14,600                    838,587
Travelers Group, Inc. .....................   44,300                  2,685,687
Trygg-Hansa AB (B Shares)* ................    3,800                    116,234
United Assurance Group PLC ................    8,100                     76,834
Willis Corroon Group PLC
  (ADR) ...................................   21,200                    266,325
Zurich Versicherungs ......................      246                    157,108
                                                                    -----------
                                                                      6,892,985
                                                                    -----------
REAL ESTATE (0.1%)
Asticus AB* ...............................    4,000                     44,127
City Developments Ltd. ....................    1,000                      2,794
Daibiru Corp. .............................    1,000                      6,449
Glenborough Realty Trust, Inc. ............   10,000                    263,750
Mandamus AB* ..............................       50                        313
Sumitomo Realty &
  Development Co. Ltd. ....................    1,000                      4,415
Unibail SA ................................      950                    122,844
                                                                    -----------
                                                                        444,692
                                                                    -----------
UTILITY--ELECTRIC (0.4%)
AES Corp.* ................................   12,500                    657,031
Cia Paranaense de Energia-Copel
  (ADR) ...................................    7,000                     64,750
Electricidade de Portugal SA ..............      500                     11,628
Hong Kong Electric Holdings
  Ltd. ....................................   20,000                     61,952
Manila Electric Co. .......................    1,860                      4,906
National Grid Group PLC ...................    2,000                     13,494
Powergen PLC ..............................   11,400                    157,635
Veba AG ...................................    3,500                    238,703
Viag AG ...................................      100                     67,646
                                                                    -----------
                                                                      1,277,745
                                                                    -----------
UTILITY--GAS (0.0%)
Anglian Water PLC .........................    5,000                     70,140
Scottish Power PLC ........................   10,000                     87,676
                                                                    -----------
                                                                        157,816
                                                                    -----------

---------------------------------------------------------------------------------
                                              NUMBER                    VALUE
                                            OF SHARES                 (NOTE 1)
---------------------------------------------------------------------------------
UTILITY--TELEPHONE (0.2%)
British Telecommunications PLC                10,000                $   123,580
Cable & Wireless PLC ......................   12,300                    149,539
Telecom Italia Spa ........................   10,000                     73,642
Telefonica de Espana ......................    6,600                    305,145
Telekom Malaysia BHD ......................    4,000                      6,747
                                                                    -----------
                                                                        658,653
                                                                    -----------
  TOTAL CREDIT SENSITIVE (6.2%) ...........                          21,569,851
                                                                    -----------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC ....................................   18,529                    107,220
OMV AG ....................................      300                     40,195
                                                                    -----------
                                                                        147,415
                                                                    -----------
OIL--DOMESTIC (0.4%)
Apache Corp. ..............................    7,000                    220,500
Tom Brown, Inc.* ..........................    7,500                    141,094
USX-Marathon Group ........................   26,500                    909,281
                                                                    -----------
                                                                      1,270,875
                                                                    -----------
OIL--INTERNATIONAL (0.2%)
British Petroleum Co. PLC .................   11,100                    162,014
Gulf Indonesia Resources Ltd.* ............    3,200                     36,800
Orogen Minerals Ltd. ......................    5,160                      6,878
Repsol SA .................................    1,410                     77,695
Shell Transport & Trading Co.
  PLC .....................................   20,100                    141,653
Total SA--B ...............................    2,881                    374,447
                                                                    -----------
                                                                        799,487
                                                                    -----------
OIL--SUPPLIES & CONSTRUCTION (0.9%)
BJ Services Co.* ..........................   16,400                    476,625
Canadian Fracmaster Ltd.+ .................    5,900                     37,287
Canadian Fracmaster Ltd.
  Installment Receipt .....................   13,500                         46
Dresser Industries, Inc. ..................   31,300                  1,379,156
Fugro N.V. ................................    2,000                     79,673
Noble Drilling Corp.* .....................   39,000                    938,438
Parker Drilling Co.* ......................    3,900                     27,544
                                                                    -----------
                                                                      2,938,769
                                                                    -----------
  TOTAL ENERGY (1.5%) .....................                           5,156,546
                                                                    -----------
TECHNOLOGY
ELECTRONICS (1.9%)
Altera Corp.* .............................   22,200                    656,287
Cisco Systems, Inc.* ......................   38,000                  3,498,375
Disco Corp. ...............................    1,000                     27,774
Fujimi, Inc. ..............................      500                     18,323
Intel Corp. ...............................    7,300                    541,112
Leitch Technology Corp.* ..................      900                     15,137
Micronics Japan Co. Ltd. ..................    1,000                     14,067
Murata Manufacturing Co., Ltd. ............    1,000                     32,463
Nikon Corp. ...............................    1,000                      7,200
Rohm Co. Ltd. .............................    1,000                    102,799
Sankyo Engineering Co. ....................    1,000                      3,888
SMH AG ....................................      540                     90,137
Solectron Corp.* ..........................   24,300                  1,022,119
Sterling Commerce, Inc.* ..................    5,000                    242,500
Texas Instruments, Inc. ...................    3,500                    204,094
Tokyo Cathode Laboratory Co.                   1,000                      7,863
Varitronix International Ltd. .............   35,000                     70,018
Yamaichi Electronics Co. Ltd. .............    1,000                     20,488
Yokogawa Electric Corp. ...................    2,000                     10,677
                                                                    -----------
                                                                      6,585,321
                                                                    -----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------
                                                   NUMBER                 VALUE
                                                  OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------------
OFFICE EQUIPMENT (1.8%)
Barco N.V. .................................           469            $    131,048
Bay Networks, Inc.* ........................         7,100                 228,975
Ceridian Corp.* ............................        18,000               1,057,500
Compaq Computer Corp. ......................        45,100               1,279,713
Dell Computer Corp.* .......................        19,700               1,828,406
Policy Management Systems
  Corp.* ...................................        40,100               1,573,925
                                                                      ------------
                                                                         6,099,567
                                                                      ------------
OFFICE EQUIPMENT SERVICES (0.4%)
Canon Chemicals, Inc.* .....................         2,000                  21,065
Computer Sciences Corp. ....................         4,000                 256,000
Data Communication System Co.                        1,000                  18,035
First Data Corp. ...........................        30,300               1,009,369
Fuji Soft ABC, Inc. ........................           400                  13,620
INES Corp. .................................         1,000                   6,853
Mettler-Toledo International,
  Inc.* ....................................         5,700                 114,356
Nippon System Development ..................           600                  14,283
                                                                      ------------
                                                                         1,453,581
                                                                      ------------
TELECOMMUNICATIONS (1.0%)
Asia Satellite
  Telecommunications
  Holdings Ltd. ............................        18,000                  29,737
Clearnet Communications, Inc.
  (Class A)* ...............................         7,500                  82,500
DDI Corp. ..................................            25                  87,109
Energis PLC* ...............................        10,000                 152,304
Global TeleSystems Group, Inc.*                        700                  34,125
Helsinki Telephone Corp. ...................         2,300                 106,976
Keppel Telecommunications &
  Transportation Ltd. ......................         4,000                   1,894
Nextel Communications, Inc.
  (Class A)* ...............................         9,800                 243,775
PT Indosat .................................        45,000                  52,474
PT Telekomunikasi Indonesia ................        33,000                   9,341
SK Telecom Co. Ltd. (ADR) ..................         4,000                  22,250
Tele-Communications TCI
  Ventures Group (Class A)* ................        24,000                 481,500
Tellabs, Inc.* .............................        25,400               1,819,275
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ..................................         1,700                  17,595
Videsh Sanchar Nigam Ltd.
  (GDR)* ...................................         2,000                  18,700
Vodafone Group PLC .........................        12,000                 152,405
WorldCom, Inc.* ............................         4,525                 219,180
                                                                      ------------
                                                                         3,531,140
                                                                      ------------
  TOTAL TECHNOLOGY (5.1%) ..................                            17,669,609
                                                                      ------------
DIVERSIFIED
MISCELLANEOUS (0.9%)
BTR PLC ....................................        16,250                  46,134
BTR PLC (B Shares)* ........................        20,000                  11,523
Citic Pacific Ltd. .........................         7,000                  12,378
First Pacific Co. ..........................        42,734                  17,925
Hagemeyer N.V. .............................         2,000                  86,559
Hutchison Whampoa ..........................         4,000                  21,115
Montedison Spa .............................        70,000                  86,867
Smith (Howard) Ltd. ........................         4,000                  23,560
Swire Pacific Ltd. (Class A) ...............         7,000                  26,426
Tomkins PLC ................................         9,000                  48,885


-------------------------------------------------------------------------------------
                                                 NUMBER                   VALUE
                                                OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------------
Tyco International Ltd. ....................        33,000            $  2,079,000
U.S. Industries, Inc. ......................        17,800                 440,550
Vivendi ....................................           943                 201,309
                                                                      ------------
  TOTAL DIVERSIFIED (0.9%) .................                             3,102,231
                                                                      ------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (29.1%)
  (Cost $76,577,087) .......................                           101,141,405
                                                                      ------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA ................................         1,694                 168,602
                                                                      ------------
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING & BROADCASTING
ProSieben Media AG* ........................         1,400                  72,814
                                                                      ------------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG ........................           920                  84,425
                                                                      ------------
CREDIT SENSITIVE (0.0%)
BANKS
Bank Austria AG ............................         1,000                  81,210
                                                                      ------------
TECHNOLOGY (0.1%)
TELECOMMUNICATIONS
Nokia Oyj (A Shares) .......................         3,000                 220,791
                                                                      ------------
TOTAL PREFERRED STOCKS (0.2%)
  (Cost $326,771) ..........................                               627,842
                                                                      ------------
                                                  PRINCIPAL
                                                    AMOUNT
                                                    ------
LONG-TERM DEBT SECURITIES:
CONSUMER CYCLICALS (1.6%)
AUTO RELATED
Enterprise Rent-A-Car
  6.8%, 02/15/08+ ..........................     $5,500,000              5,511,495
                                                                      ------------
CONSUMER NONCYCLICALS (1.9%)
MEDIA & CABLE
Time Warner Entertainment Co.
  8.375%, 03/15/23 .........................      5,625,000              6,588,619
                                                                      ------------
CREDIT SENSITIVE
BANKS (2.3%)
Chase Manhattan Corp.
  8.625%, 05/01/02 .........................      5,500,000              5,957,270
St. George Bank Ltd.
  7.15%, 10/15/05+ .........................      2,000,000              2,075,740
Sumitomo Bank International
 0.75% Conv., 05/31/01. .................... Yen 11,000,000                 88,182
                                                                      ------------
                                                                         8,121,192
                                                                      ------------
FINANCIAL SERVICES (1.3%)
Lehman Bros, Inc.
  6.5%, 04/15/08 ...........................     $4,450,000              4,458,713
                                                                      ------------
MORTGAGE RELATED (16.2%)
Federal National Mortgage
  Association:
  6.0%, 11/01/10 ...........................     13,034,982             12,888,273
  6.5%, 01/01/11 ...........................      3,039,763              3,056,847
  7.0%, 05/01/26 ...........................      7,767,787              7,876,963
  7.0%, 09/01/27 ...........................      8,571,729              8,692,205
  7.0%, 05/01/28 ...........................      9,380,522              9,512,365

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------
                                        PRINCIPAL        VALUE
                                         AMOUNT         (NOTE 1)
---------------------------------------------------------------------
Government National Mortgage
  Association:
  7.5%, 12/15/25 ...................  $    467,515      $  480,227
  7.5%, 01/15/27 ...................       466,361         479,041
  7.5%, 04/15/27 ...................       470,671         483,468
  7.5%, 05/15/27 ...................       639,957         657,357
  7.5%, 06/15/27 ...................       469,045         481,799
  7.0%, 07/15/27 ...................     2,122,770       2,155,949
  7.5%, 09/15/27 ...................       458,871         471,347
  7.5%, 11/15/27 ...................       467,618         480,332
  7.0%, 02/15/28 ...................     6,918,797       7,026,938
  6.5%, 03/15/28 ...................     1,584,523       1,580,561
                                                      ------------
                                                        56,323,672
                                                      ------------
U.S. GOVERNMENT (26.8%)
U.S. Treasury:
  6.375% Note, 05/15/99 ............    17,400,000      17,519,625
  6.0% Note, 08/15/00 ..............    16,800,000      16,957,500
  6.25% Note, 04/30/01 .............    15,600,000      15,887,633
  6.5% Note, 08/31/01 ..............     7,100,000       7,290,812
  6.5% Note, 05/31/02 ..............    10,710,000      11,064,769
  6.125% Bond, 11/15/27 ............    22,550,000      24,163,746
                                                      ------------
                                                        92,884,085
                                                      ------------
UTILITY--ELECTRIC (2.3%)
Consolidated Edison, Inc.
  6.45%, 12/01/07 ..................     4,350,000       4,411,987
Texas Utilities (Series C)
  6.375%, 01/01/08+ ................     3,600,000       3,532,709
                                                      ------------
                                                         7,944,696
                                                      ------------
 TOTAL CREDIT SENSITIVE (48.9%)                        169,732,358
                                                      ------------
TECHNOLOGY (1.7%)
OFFICE EQUIPMENT SERVICES
Computer Associates
  International, Inc.
  6.375%, 04/15/05+ ................     6,000,000       5,962,800
                                                      ------------
TOTAL LONG-TERM DEBT SECURITIES (54.1%)
  (Amortized Cost $184,920,543) .                      187,795,272
                                                      ------------

---------------------------------------------------------------------
                                        PRINCIPAL        VALUE
                                         AMOUNT         (NOTE 1)
---------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.:
  5.85%, due 07/01/98 ..............  $ 10,800,000    $10,800,000
  5.50%, due 07/23/98 ..............     7,000,000      6,976,558
Federal National Mortgage
  Association:
  5.60%, due 07/06/98 ..............    10,000,000      9,992,222
  5.56%, due 07/07/98 ..............    10,000,000      9,990,733
  5.51%, due 07/21/98 ..............    12,000,000     11,963,267
  5.48%, due 07/29/98 ..............     6,000,000      5,974,520
                                                     -------------
  TOTAL U.S. GOVERNMENT
     AGENCIES (16.1%) ..............                   55,697,300
                                                     -------------
TOTAL SHORT-TERM DEBT SECURITIES (16.1%)
  (Amortized Cost $55,697,300)......                   55,697,300
                                                     -------------
TOTAL INVESTMENTS (99.5%)
  (Cost/Amortized Cost $317,521,701)                  345,261,819
OTHER ASSETS
  LESS LIABILITIES (0.5%) ..........                    1,749,452
                                                     -------------
NET ASSETS (100.0%) ................                $347,011,271
                                                    ==============

---------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION

As a Percentage of Total Equity Investments

Australia .................................................    0.7%
Canada ....................................................    0.1
France ....................................................    0.6
Germany ...................................................    0.4
Japan .....................................................    0.8
Netherlands ...............................................    0.4
Scandinavia ...............................................    0.4
Southeast Asia ............................................    0.2
Switzerland ...............................................    0.4
United Kingdom ............................................    1.1
United States** ...........................................   94.0
Other European Countries ..................................    0.9
                                                             -----
                                                             100.0%
                                                             =====

----------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 16.1%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $17,210,130 or 5.0% of net assets.

     Glossary:
     ADR--American Depository Receipt
     GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.5%)
Akzo Nobel N.V.* ....................         5,000           $  1,111,985
Bayer AG ............................        40,500              2,090,685
Ciba Specialty Chemicals AG .........         8,000              1,027,908
Georgia Gulf Corp. ..................       136,000              3,102,500
Hitachi Chemical Co. Ltd. ...........       159,000                968,085
Nippon Chemi-Con Corp. ..............        62,000                258,520
Rhodia SA* ..........................         4,790                133,542
Toagosei Co. Ltd. ...................       158,000                283,812
Yule Catto & Co. PLC ................        70,000                436,039
                                                              ------------
                                                                 9,413,076
                                                              ------------
CHEMICALS--SPECIALTY (0.0%)
NGK Insulators ......................        92,000                799,740
                                                              ------------
METALS & MINING (0.1%)
Bethlehem Steel Corp.* ..............       135,000              1,679,062
Nord Resources Corp.* ...............        27,939                 54,132
Randgold Resources Ltd.
  (GDR)* ............................        30,300                163,014
Toho Titanium .......................        11,000                 85,702
                                                              ------------
                                                                 1,981,910
                                                              ------------
PAPER (0.2%)
Jefferson Smurfit Corp.* ............        39,600                622,463
KNP BT (Kon) N.V. ...................        53,000              1,368,465
Mayr-Melnhof Karton AG ..............         6,756                441,690
Nippon Paper Industries Co. .........         6,000                 25,018
Stone Container Corp.* ..............        57,900                904,687
UPM-Kymmene Oyj .....................        25,320                697,362
                                                              ------------
                                                                 4,059,685
                                                              ------------
STEEL (0.1%)
Koninklijke Hoogovens N.V. ..........        20,000                865,588
NatSteel Ltd. .......................       220,000                213,554
Pohang Iron & Steel Co. Ltd.
  (ADR) .............................        15,000                180,000
                                                              ------------
                                                                 1,259,142
                                                              ------------
  TOTAL BASIC MATERIALS (0.9%) ......                           17,513,553
                                                              ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Waste Management, Inc. ..............       194,800              6,818,000
                                                              ------------
PRINTING, PUBLISHING &
  BROADCASTING (2.7%)
Cablevision Systems Corp.
  (Class A)* ........................        67,000              5,594,500
CBS Corp. ...........................       312,500              9,921,875
Comcast Corp. (Class A) SPL .........        75,000              3,044,531
Donnelley (R.R.) & Sons Co. .........        23,600              1,079,700
Gannett Co. .........................        70,600              5,017,013
Grupo Televisa S.A. (GDR)* ..........        22,000                827,750
Liberty Media Group (Class A)*      .       287,450             11,156,653
New Straits Times Press BHD .........        65,000                 24,119
Nippon Television Network
  Corp. .............................           200                 58,000
Reed International PLC ..............        64,000                579,292
Seat Spa* ...........................     1,500,000              1,013,029
Tele-Communications, Inc.
  (Class A)* ........................       217,900              8,375,531


-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Tele-Communications
  International, Inc.* ..............      22,300             $    448,091
Television Broadcasts Ltd. ..........      10,000                   26,458
Tokyo Broadcasting System, Inc. .          14,000                  156,543
United News & Media PLC .............      36,630                  512,624
Viacom, Inc. (Class B)* .............      45,000                2,621,250
                                                              ------------
                                                                50,456,959
                                                              ------------
PROFESSIONAL SERVICES (0.0%)
Meitec ..............................       3,800                  131,583
Vedior N.V. .........................       7,105                  200,922
                                                              ------------
                                                                   332,505
                                                              ------------
TRUCKING, SHIPPING (0.3%)
Bergesen Dy AS (A Shares) ...........      47,300                  900,952
Frontline Ltd.* .....................     456,890                  298,036
Frontline Ltd.--Warrants (expire
  05/11/01)* ........................      26,628                        0
Knightsbridge Tankers Ltd. ..........      64,500                1,725,375
Marine Transport Corp.* .............      33,500                  136,094
OMI Corp.* ..........................     335,000                2,680,000
Yamato Transport Co. Ltd. ...........       8,000                   89,742
                                                              ------------
                                                                 5,830,199
                                                              ------------
  TOTAL BUSINESS SERVICES (3.4%).....                           63,437,663
                                                              ------------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace ...................     202,840                1,554,836
Senior Engineering Group PLC ........     120,000                  394,789
                                                              ------------
                                                                 1,949,625
                                                              ------------
BUILDING & CONSTRUCTION (0.3%)
Beazer Group PLC ....................     187,000                  577,739
Bouygues ............................      10,708                1,944,173
Daito Trust Construction Co.
  Ltd. ..............................      11,800                   89,381
Groupe GTM ..........................       9,953                1,033,565
Makita Corp. ........................      18,000                  207,632
National House Industrial Co.
  Ltd. ..............................      53,000                  406,428
Sho-Bond Corp. ......................       9,500                  173,388
Societe Technip .....................      10,350                1,264,762
Toda Corp. ..........................      22,000                   88,082
                                                              ------------
                                                                 5,785,150
                                                              ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
BPB PLC .............................     103,100                  625,005
Fujikura Ltd. .......................      34,000                  151,580
Holderbank Financiere Glaris
  AG ................................       1,385                1,763,575
Martin Marietta Materials, Inc. .....     120,000                5,400,000
Matsushita Electric Works Ltd. ......     104,000                  840,283
Nichiha Corp. .......................       9,700                   57,310
Rugby Group PLC .....................     447,460                  833,196
Unidare PLC* ........................      51,500                  186,964
                                                              ------------
                                                                 9,857,913
                                                              ------------
ELECTRICAL EQUIPMENT (1.2%)
Daikin Industries Ltd. ..............     140,000                  902,900
General Electric Co. ................     209,900               19,100,900
Johnson Electric Holdings Ltd. ......     258,000                  955,679
Legrand SA ..........................       3,800                1,005,374

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES                (NOTE 1)
---------------------------------------------------------------------------------
Mabuchi Motor Co. ........................        300              $     19,045
Sumitomo Electric Industries .............     56,000                   566,787
                                                                   ------------
                                                                     22,550,685
                                                                   ------------
MACHINERY (1.5%)
AlliedSignal, Inc. .......................   138,400                  6,141,500
Coltec Industries, Inc.* .................    36,000                    715,500
Fujitec Co. Ltd. .........................    96,000                    581,734
IHC Caland N.V. ..........................     5,000                    281,562
Ishikawajima Harima Heavy
  Industries Co. Ltd. ....................    10,000                     18,251
Keyence Corp. ............................     1,300                    141,610
KSB AG* ..................................     2,600                    648,739
Legris Industries SA .....................    17,300                    809,574
Mitsubishi Heavy Industries Ltd.              16,000                     60,482
Mori Seiki Co. Ltd. ......................     8,000                     98,052
Nitta Corp. ..............................     8,000                     51,364
Nitto Kohki Co. Ltd. .....................     3,700                     40,011
Schindler Holding AG
  Participating Certificate ..............       915                  1,394,504
Schindler Holding AG
  Registered .............................       450                    697,697
Siebe PLC ................................    50,000                    999,499
SMC Corp. ................................     3,000                    228,322
Stork N.V. ...............................    18,000                    573,649
TI Group PLC .............................   123,795                    940,660
United Technologies Corp. ................   132,900                 12,293,250
Valmet Oyj ...............................    31,000                    534,897
Vestas Wind Systems A/S* .................     3,220                    127,235
                                                                   ------------
                                                                     27,378,092
                                                                   ------------
  TOTAL CAPITAL GOODS (3.6%) .............                           67,521,465
                                                                   ------------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Virgin Express Holdings PLC
  (ADR)* .................................    10,400                    134,550
                                                                   ------------
APPAREL, TEXTILE (0.3%)
Carli Gry International A/S ..............       300                     24,232
Onward Kashiyama Co. Ltd. ................    79,000                    988,783
Tommy Hilfiger Corp.* ....................    77,500                  4,843,750
                                                                   ------------
                                                                      5,856,765
                                                                   ------------
AUTO RELATED (0.3%)
Continental AG ...........................    55,000                  1,713,889
Dana Corp. ...............................    50,000                  2,675,000
Minebea Co. Ltd. .........................    16,000                    159,400
Sumitomo Rubber Industries,
  Inc. ...................................   129,000                    696,090
                                                                   ------------
                                                                      5,244,379
                                                                   ------------
AUTOS & TRUCKS (0.5%)
Bajaj Auto Ltd. (GDR) ....................     7,500                     96,375
Harley-Davidson, Inc. ....................   217,700                  8,435,875
Honda Motor Co. Ltd. .....................     4,000                    142,548
UMW Holdings BHD .........................   188,000                     84,255
Volkswagen AG ............................       600                    577,211
                                                                   ------------
                                                                      9,336,264
                                                                   ------------
FOOD SERVICES, LODGING (0.2%)
Accor SA .................................     1,400                    391,699
Choice Hotels Scandinavia ASA*               108,000                    324,070


---------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES                (NOTE 1)
---------------------------------------------------------------------------------
Compass Group PLC ........................   171,400               $  1,972,188
John Q Hammons Hotels, Inc.
  (Class A)* .............................   191,800                  1,354,588
                                                                   ------------
                                                                      4,042,545
                                                                   ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.1%)
Hunter Douglas N.V. ......................    20,000                  1,086,903
Moulinex* ................................    17,000                    441,058
Sony Corp. ...............................    13,200                  1,137,931
                                                                   ------------
                                                                      2,665,892
                                                                   ------------
LEISURE RELATED (1.9%)
Amer Group Ltd. (Series A)* ..............     7,000                    135,339
Berjaya Sports Toto Ltd. BHD .............   140,000                    207,457
Canal Plus ...............................     3,150                    588,590
Carnival Corp. (Class A) .................   215,400                  8,535,225
Cendant Corp.* ...........................    75,300                  1,571,888
Cyrk, Inc.* ..............................   220,600                  2,426,600
Disney (Walt) Co. ........................    47,100                  4,948,444
EMI Group PLC ............................    12,000                    105,010
Granada Group PLC ........................    88,900                  1,636,069
Hoyts Cinemas Group+ .....................    30,000                     39,060
Ladbroke Group PLC .......................   279,118                  1,533,564
Mirage Resorts, Inc.* ....................   300,500                  6,404,406
Nelvana Ltd.* ............................     8,000                    173,966
Nintendo Co. Ltd. ........................     1,200                    111,239
Nippon Broadcasting System ...............     5,000                    211,009
Royal Caribbean Cruises Ltd. .............    74,100                  5,890,950
SHIMANO, INC. ............................     1,000                     25,393
Thomson Travel Group PLC* ................   110,000                    343,520
Toei Co. Ltd. ............................     8,000                     25,220
                                                                   ------------
                                                                     34,912,949
                                                                   ------------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ......................    31,000                  1,080,147
Gretag Imaging Group* ....................    10,100                    969,552
Noritsu Koki Co. Ltd. ....................    10,200                    228,106
                                                                   ------------
                                                                      2,277,805
                                                                   ------------
RETAIL--GENERAL (3.6%)
Abercrombie & Fitch Co.
  (Class A)* .............................    51,808                  2,279,552
Aldeasa SA ...............................    19,800                    707,558
BAA PLC ..................................   140,000                  1,512,692
Boots Co. PLC ............................    74,700                  1,238,763
Dayton Hudson Corp. ......................   245,100                 11,887,350
Dickson Concepts International
  Ltd. ...................................   161,000                    224,419
Genesis Direct, Inc.* ....................    70,000                    778,750
Home Depot, Inc. .........................    77,800                  6,462,262
K-Mart Corp.* ............................   185,000                  3,561,250
Kingfisher PLC ...........................    76,163                  1,227,410
Kohl's Corp.* ............................   169,500                  8,792,812
Kokuyo Co. Ltd. ..........................     1,000                     16,953
Limited, Inc. ............................   172,500                  5,714,062
Lindex AB ................................    18,000                    655,510
Paris Miki, Inc. .........................     4,500                     59,115
Proffitt's, Inc.* ........................   160,100                  6,464,038
Sato Corp. ...............................    10,000                    163,396
Smith (W.H.) Group PLC ...................    22,500                    199,900
Smith (W.H.) Group PLC
  (B Shares)* ............................    25,000                     22,336

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Staples, Inc.* .....................       292,800           $  8,472,900
Tandy Corp. ........................       115,000              6,102,188
Vendex International N.V. ..........         7,200                276,909
                                                             ------------
                                                               66,820,125
                                                             ------------
  TOTAL CONSUMER CYCLICALS (7.0%)                             131,291,274
                                                             ------------
CONSUMER NONCYCLICALS
BEVERAGES (1.1%)
Coca-Cola Co. ......................       175,000             14,962,500
Coca-Cola Enterprises, Inc. ........        65,700              2,578,725
Diageo PLC .........................        50,112                594,180
Scottish & Newcastle PLC ...........       100,000              1,416,166
Whitbread PLC ......................        92,500              1,498,414
                                                             ------------
                                                               21,049,985
                                                             ------------
CONTAINERS (0.2%)
Owens-Illinois, Inc.* ..............        40,000              1,790,000
Schmalbach Lubeca AG ...............         8,300              2,047,962
Sealed Air Corp.* ..................        12,900                474,075
                                                             ------------
                                                                4,312,037
                                                             ------------
DRUGS (3.2%)
Astra AB (A Shares) ................        25,000                510,844
Bristol-Myers Squibb Co. ...........        86,200              9,907,613
Centocor, Inc.* ....................       215,800              7,822,750
Daiichi Pharmaceutical Co. .........        79,000              1,042,923
Merck KGAA .........................        18,700                836,756
Merck & Co., Inc. ..................        83,700             11,194,875
Novartis AG ........................           300                499,571
Orion-Yhtyma Oyj (B Shares)* .......        37,800              1,165,188
Pfizer, Inc. .......................       165,500             17,987,781
Sankyo Co. Ltd. ....................        17,000                387,534
Sanofi SA ..........................         7,000                822,985
Santen Pharmaceutical Co. Ltd. .....        22,000                241,076
Schering Plough Corp. ..............        72,600              6,651,975
Smithkline Beecham PLC .............        10,000                122,161
Taisho Pharmaceutical Co. ..........         1,000                 18,684
Yamanouchi Pharmaceutical Co.
  Ltd. .............................        12,000                250,180
                                                             ------------
                                                               59,462,896
                                                             ------------
FOODS (1.2%)
Barry Callebaut AG* ................         4,100                884,542
Campbell Soup Co. ..................       142,300              7,559,687
Huhtamaki Oy Series I ..............        11,550                661,499
Nestle SA ..........................         1,150              2,462,822
Nutreco Holding N.V. ...............         3,900                136,566
Orkla ASA ..........................        33,200                773,151
Parmalat Finanziaria Spa ...........       503,700              1,027,612
Rite Aid Corp. .....................       120,000              4,507,500
Tyson Foods, Inc. ..................       214,600              4,654,138
                                                             ------------
                                                               22,667,517
                                                             ------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Columbia/HCA Healthcare Corp.              270,500              7,878,313
Medtronic, Inc. ....................       184,300             11,749,125
PT Tempo Scan Pacific ..............       206,000                  3,142
United HealthCare Corp. ............        81,700              5,187,950
                                                             ------------
                                                               24,818,530
                                                             ------------
RETAIL--FOOD (0.3%)
Delhaize-Le Lion SA ................         8,800                614,723
Familymart Co. .....................        63,100              2,403,463


-------------------------------------------------------------------------------
                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Food Lion, Inc. (Class A) ..........       125,000           $  1,328,125
Santa Isabel S.A. (ADR) ............           997                 10,967
Seven-Eleven Japan Co. Ltd. ........         3,200                190,680
Woolworths Ltd. ....................       460,000              1,497,303
                                                             ------------
                                                                6,045,261
                                                             ------------
SOAPS & TOILETRIES (1.4%)
Avon Products, Inc. ................       134,400             10,416,000
Estee Lauder Companies
  (Class A) ........................        67,900              4,731,781
Gillette Co. .......................       200,800             11,382,850
Kao Corp. ..........................        11,000                169,817
                                                             ------------
                                                               26,700,448
                                                             ------------
TOBACCO (1.1%)
Imperial Tobacco Group PLC .........        11,600                 85,625
Japan Tobacco, Inc. ................           150              1,016,087
Philip Morris Cos., Inc. ...........       413,300             16,273,687
Seita ..............................        27,700              1,255,031
Swedish Match AB ...................        50,492                167,738
Tabacalera SA-A ....................        60,000              1,228,562
                                                             ------------
                                                               20,026,730
                                                             ------------
  TOTAL CONSUMER NONCYCLICALS (9.8%)
                                                              185,083,404
                                                             ------------
CREDIT SENSITIVE
BANKS (3.0%)
Allied Irish Bank ..................       225,000              3,255,887
AMMB Holdings BHD ..................        60,000                 31,516
Banca Nazionale del Lavoro
  (BNL)* ...........................         5,500                145,482
Banco Bilbao Vizcaya SA ............        54,900              2,817,496
Banco Central
  Hispanoamericano SA ..............         6,900                216,876
Banco Santander SA .................        58,200              1,489,632
Bangkok Bank Public Co. Ltd. .......        20,000                 24,645
BankAmerica Corp. ..................        45,800              3,958,837
Bank of Tokyo-Mitsubishi Ltd. ......        15,000                158,960
Banque Nationale de Paris ..........        13,700              1,119,107
Barclays PLC .......................        18,000                519,439
BPI-SGPS SA ........................        12,000                387,413
Chase Manhattan Corp. ..............       220,400             16,640,200
Corporacion Bancaria de
  Espana SA ........................        48,000              1,076,752
Credito Italiano Spa ...............       500,000              2,618,398
Dao Heng Bank Group Ltd. ...........        30,000                 42,592
Erste Bank Der
  Oesterreichischen
  Sparkassen AG ....................         3,740                226,836
Forenings Sparbanken AB
  (A Shares) .......................         6,900                207,597
Istituto Mobiliare Italiano ........        84,700              1,334,722
Long-Term Credit Bank of Japan             230,000                134,396
National Bank of Canada ............        28,000                547,042
National Westminster Bank PLC                6,000                107,315
NationsBank Corp. ..................       130,000              9,945,000
Paribas* ...........................            93                  9,950
Philippine Commercial
  International Bank ...............         5,000                 18,225
PT Bank Dagang Nasional
  Indonesia Tbk ....................     1,230,000                  6,254
Seventy-Seven Bank Co. Ltd. ........       123,000              1,029,289
Shizuoka Bank Ltd. .................         1,000                 10,749

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Skandinaviska Enskilda Banken
  (Series A) .......................    44,200               $   756,337
Societe Generale ...................     9,028                 1,876,510
State Bank of India (GDR) ..........    27,000                   319,950
State Street Corp. .................    43,900                 3,051,050
Sumitomo Bank Ltd. .................     8,000                    77,911
Suncorp-Metway Ltd. ................    32,858                    79,858
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* ......     2,875                       170
Toho Bank ..........................    10,000                    40,182
United Overseas Bank Ltd. ..........     4,000                    12,430
Wing Hang Bank Ltd. ................   161,000                   215,068
Yamaguchi Bank .....................    70,000                   898,860
Zions Bancorp. .....................    44,400                 2,358,750
                                                             -----------
                                                              57,767,683
                                                             -----------
FINANCIAL SERVICES (2.3%)
Aiful Corp. ........................     5,800                   283,264
Associates First Capital Corp.
  (Class A) ........................   111,200                 8,548,500
Credit Saison Co. ..................    24,400                   484,057
MBNA Corp. .........................   438,250                14,462,250
Merrill Lynch & Co., Inc. ..........    65,800                 6,070,050
Morgan Stanley Dean Witter
  & Co. ............................   130,000                11,878,750
Newcourt Credit Group, Inc. ........    45,000                 2,213,438
Nichiei Co. Ltd. ...................     3,200                   217,919
Peregrine Investment Holdings
  Ltd. .............................   472,000                         0
Sanyo Shinpan Finance Co. Ltd. .....     1,100                    38,883
Takefuji Corp. .....................       800                    36,936
Worms Et Compagnie .................     2,500                   159,570
                                                             -----------
                                                              44,393,617
                                                             -----------
INSURANCE (3.6%)
ASR Verzekeringsgroep N.V. .........    10,000                   848,866
Catalana Occidente SA ..............     2,060                    65,152
CNA Financial Corp.* ...............    42,300                 1,969,594
Commercial Union PLC ...............    52,033                   971,484
Corporacion Mapfre .................    18,000                   631,497
Fortis Amev N.V. ...................    37,281                 2,183,724
ING Groep N.V. .....................    50,000                 3,275,463
Irish Life PLC .....................   100,000                   942,973
Kingsway Financial Services* .......    20,000                   186,878
Life Re Corp. ......................   105,500                 8,651,000
MGIC Investment Corp. ..............    47,000                 2,681,937
PennCorp Financial Group, Inc. .....   121,700                 2,494,850
Providian Financial Corp. ..........   102,000                 8,013,375
QBE Insurance Group Ltd. ...........    40,000                   141,360
Royal & Sun Alliance Insurance
  Group PLC ........................   100,936                 1,044,253
SunAmerica, Inc. ...................   115,700                 6,645,519
Travelers Group, Inc. ..............   354,000                21,461,250
Trygg-Hansa AB (B Shares)* .........     3,600                   110,116
United Assurance Group PLC .........    71,600                   679,172
Willis Corroon Group PLC
  (ADR) ............................   249,000                 3,128,063
Zurich Versicherungs ...............     2,130                 1,360,322
                                                             -----------
                                                              67,486,848
                                                             -----------

-------------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
REAL ESTATE (0.2%)
Asticus AB* ........................    20,000               $   220,635
City Developments Ltd. .............     8,000                    22,350
Daibiru Corp. ......................     4,000                    25,797
Glenborough Realty Trust, Inc. .....    70,000                 1,846,250
Mandamus AB* .......................       345                     2,162
Sumitomo Realty &
  Development Co. Ltd. .............    14,000                    61,809
Unibail SA .........................     7,880                 1,018,960
                                                             -----------
                                                               3,197,963
                                                             -----------
UTILITY--ELECTRIC (0.6%)
AES Corp.* .........................   103,400                 5,434,962
Cia Paranaense de Energia-Copel
  (ADR) ............................    54,000                   499,500
Electricidade de Portugal SA .......     5,000                   116,280
Hong Kong Electric Holdings
  Ltd. .............................   179,000                   554,466
Manila Electric Co. ................    16,620                    43,842
National Grid Group PLC ............    20,000                   134,937
Powergen PLC .......................   108,000                 1,493,387
Veba AG ............................    35,000                 2,387,025
Viag AG ............................       800                   541,170
                                                             -----------
                                                              11,205,569
                                                             -----------
UTILITY--GAS (0.2%)
Anglian Water PLC ..................   128,600                 1,804,008
Scottish Power PLC .................   220,000                 1,928,858
                                                             -----------
                                                               3,732,866
                                                             -----------
UTILITY--TELEPHONE (0.5%)
British Telecommunications PLC         186,600                 2,306,012
Cable & Wireless PLC ...............   109,200                 1,327,615
Telecom Italia Spa .................   250,000                 1,841,039
Telefonica de Espana ...............    57,000                 2,635,344
Telekom Malaysia BHD ...............    38,500                    64,936
Telephone & Data Systems, Inc. .....    20,000                   787,500
                                                             -----------
                                                               8,962,446
                                                             -----------
  TOTAL CREDIT SENSITIVE (10.4%)                             196,746,992
                                                             -----------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC .............................   164,117                   949,675
OMV AG .............................     1,400                   187,579
                                                             -----------
                                                               1,137,254
                                                             -----------
OIL--DOMESTIC (0.9%)
Apache Corp. .......................    80,000                 2,520,000
Louis Dreyfus Natural Gas
  Corp.* ...........................   245,400                 4,647,262
Tom Brown, Inc.* ...................   121,000                 2,276,313
USX-Marathon Group .................   215,700                 7,401,206
                                                             -----------
                                                              16,844,781
                                                             -----------
OIL--INTERNATIONAL (0.4%)
British Petroleum Co. PLC ..........    98,700                 1,440,611
Gulf Indonesia Resources Ltd.* .....    17,900                   205,850
Repsol SA ..........................    13,950                   768,683
Shell Transport & Trading Co.
  PLC ..............................   178,950                 1,261,137
Total SA--B ........................    26,234                 3,409,661
                                                             -----------
                                                               7,085,942
                                                             -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
OIL--SUPPLIES & CONSTRUCTION (1.3%)
BJ Services Co.* ....................       118,100           $  3,432,281
Canadian Fracmaster Ltd.+ ...........        47,100                297,666
Canadian Fracmaster Ltd.
  Installment Receipt ...............       133,800                    455
Dresser Industries, Inc. ............       259,800             11,447,437
Fugro N.V. ..........................        10,000                398,367
Noble Drilling Corp.* ...............       347,100              8,352,094
Parker Drilling Co.* ................        50,700                358,069
                                                              ------------
                                                                24,286,369
                                                              ------------
  TOTAL ENERGY (2.6%) ...............                           49,354,346
                                                              ------------
TECHNOLOGY
ELECTRONICS (2.8%)
Altera Corp.* .......................       201,280              5,950,333
Cisco Systems, Inc.* ................       300,500             27,664,781
Disco Corp. .........................         4,000                111,095
Fujimi, Inc. ........................         3,800                139,258
Intel Corp. .........................        59,900              4,440,088
Leitch Technology Corp.* ............         9,500                159,781
Micronics Japan Co. Ltd. ............         7,000                 98,471
Murata Manufacturing Co., Ltd. ......         8,000                259,703
Nikon Corp. .........................         8,000                 57,596
Rohm Co. Ltd. .......................         2,000                205,598
Sankyo Engineering Co. ..............         6,000                 23,330
SMH AG ..............................         4,850                809,560
Solectron Corp.* ....................       181,600              7,638,550
Sterling Commerce, Inc.* ............        40,000              1,940,000
TDK Corp. ...........................         1,000                 73,943
Texas Instruments, Inc. .............        40,000              2,332,500
Tokyo Cathode Laboratory Co. .                5,400                 42,461
Varitronix International Ltd. .......       335,000                670,173
Yokogawa Electric Corp. .............        12,000                 64,060
                                                              ------------
                                                                52,681,281
                                                              ------------
OFFICE EQUIPMENT (2.3%)
Barco N.V. ..........................         4,314              1,205,416
Bay Networks, Inc.* .................        84,900              2,738,025
Canon, Inc. .........................         2,000                 45,448
Ceridian Corp.* .....................       186,300             10,945,125
Compaq Computer Corp. ...............       361,300             10,251,888
Dell Computer Corp.* ................       155,500             14,432,344
Policy Management Systems
  Corp.* ............................        97,800              3,838,650
                                                              ------------
                                                                43,456,896
                                                              ------------
OFFICE EQUIPMENT SERVICES (0.7%)
Canon Chemicals, Inc.* ..............         6,000                 63,194
Computer Sciences Corp. .............        47,500              3,040,000
Data Communication System Co.                 2,000                 36,070
First Data Corp. ....................       257,200              8,567,975
Fuji Soft ABC, Inc. .................         4,000                136,200
INES Corp. ..........................         6,000                 41,120
Mettler-Toledo International,
  Inc.* .............................        45,900                920,869
Nippon System Development ...........         4,200                 99,985
                                                              ------------
                                                                12,905,413
                                                              ------------

-------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.7%)
Asia Satellite
  Telecommunications
  Holdings Ltd. .....................       120,000           $    198,245
Clearnet Communications, Inc.
  (Class A)* ........................        60,000                660,000
DDI Corp. ...........................           208                724,744
Energis PLC* ........................       100,000              1,523,046
Global TeleSystems Group, Inc.*               8,000                390,000
Helsinki Telephone Corp. ............        18,300                851,155
Keppel Telecommunications &
  Transportation Ltd. ...............        24,000                 11,364
Nextel Communications, Inc.
  (Class A)* ........................        77,900              1,937,763
PT Indosat ..........................       419,000                488,597
PT Telekomunikasi Indonesia .........       309,000                 87,463
SK Telecom Co. Ltd. (ADR) ...........        34,001                189,129
Tele-Communications TCI
  Ventures Group (Class A)* .........       220,000              4,413,750
Tellabs, Inc.* ......................       201,700             14,446,762
Videsh Sanchar Nigam Ltd.
  (GDR)* ............................        14,000                130,900
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ...........................        14,400                149,040
Vodafone Group PLC ..................       100,000              1,270,040
WorldCom, Inc.* .....................       111,036              5,378,306
                                                              ------------
                                                                32,850,304
                                                              ------------
  TOTAL TECHNOLOGY (7.5%) ...........                          141,893,894
                                                              ------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
BTR PLC .............................       146,250                415,205
BTR PLC (B Shares)* .................       180,000                103,707
Citic Pacific Ltd. ..................        60,000                106,092
First Pacific Co. ...................       397,685                166,814
Hagemeyer N.V. ......................         8,000                346,235
Hutchison Whampoa ...................        34,000                179,479
Montedison Spa ......................     1,113,000              1,381,189
Smith (Howard) Ltd. .................        35,000                206,150
Swire Pacific Ltd. (Class A) ........        57,000                215,185
Tomkins PLC .........................       160,000                869,072
Tyco International Ltd. .............       261,000             16,443,000
U.S. Industries, Inc. ...............       146,500              3,625,875
Vivendi .............................         8,259              1,763,104
                                                              ------------
  TOTAL DIVERSIFIED (1.4%) ..........                           25,821,107
                                                              ------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (46.6%)
  (Cost $651,341,854)................                          878,663,698
                                                              ------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA .........................        15,180              1,510,845
                                                              ------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
ProSieben Media AG* .................        11,500                598,115
                                                              ------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv. Series A ...............        19,300              1,225,550
                                                              ------------
  TOTAL BUSINESS SERVICES (0.1%).....                            1,823,665
                                                              ------------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------
                                        NUMBER           VALUE
                                      OF SHARES         (NOTE 1)
-------------------------------------------------------------------
CAPITAL GOODS (0.2%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ........................   42,900        $  3,276,487
                                                      ------------
CONSUMER CYCLICALS
AIRLINES (0.2%)
Continental Airlines
  Finance Trust
  8.5% Conv. ........................   24,600           3,127,275
                                                      ------------
LEISURE RELATED (0.1%)
Royal Caribbean Cruises Ltd.
  7.25% Series A ....................   19,800           2,494,800
                                                      ------------
RETAIL--GENERAL (0.0%)
Hornbach Holding AG .................    8,010             735,046
                                                      ------------
  TOTAL CONSUMER CYCLICALS (0.3%)                        6,357,121
                                                      ------------
CONSUMER NONCYCLICALS (0.1%)
CONTAINERS
Owens-Illinois, Inc.
  4.75% Conv. .......................   20,000           1,042,500
                                                      ------------
CREDIT SENSITIVE
BANKS (0.0%)
Bank Austria AG .....................    6,000             487,259
                                                      ------------
INSURANCE (0.1%)
Life Re Capital Trust II
  6.0% Conv. ........................   21,000           1,601,250
                                                      ------------
UTILITY--ELECTRIC (0.1%)
AES Trust I
  5.375% Conv. Series A .............   32,700           2,550,600
                                                      ------------
  TOTAL CREDIT SENSITIVE (0.2%) .....                    4,639,109
                                                      ------------
TECHNOLOGY
ELECTRONICS (0.1%)
L&H Capital Trust I
  4.75% Conv.+ ......................   22,300           1,416,050
                                                      ------------
TELECOMMUNICATIONS (0.6%)
ICG Communications, Inc.
  6.75% Conv. .......................   14,200           1,182,150
Intermedia
  Communications, Inc.:
  7.0% Conv.+ .......................   28,900           1,589,500
  7.0% Conv. Series D ...............   21,000           1,155,000
IXC Communications, Inc.
  6.75% Conv.+ ......................   28,800           1,382,400
Nextel Strypes Trust
  7.25% Conv. .......................   66,000           1,468,500
Nokia Oyj (A Shares) ................   28,200           2,075,439
Skytel Communications, Inc.
  $2.25 Conv. .......................   14,300             500,500
WinStar Communications, Inc.
  7.0% Conv.+ .......................   36,100           1,980,988
                                                      ------------
                                                        11,334,477
                                                      ------------
  TOTAL TECHNOLOGY (0.7%) ...........                   12,750,527
                                                      ------------
TOTAL PREFERRED STOCKS (1.7%)
  (Cost $24,532,495) ................                   31,400,254
                                                      ------------

-----------------------------------------------------------------------
                                          PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
-----------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.1%)
Clear Channel
  Communications, Inc.
  2.625% Conv., 04/01/03 ............   $   745,000      $   800,875
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ............     1,355,000          980,681
 4.25% Conv., 11/01/02 ..............       400,000          289,500
                                                         -----------
                                                           2,071,056
                                                         -----------
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
  7.0% Conv., 11/01/02 ..............       550,000        1,517,313
Personnel Group of America:
  5.75% Conv., 07/01/04 .............       330,000          420,337
  5.75% Conv., 07/01/04+ ............       370,000          471,288
                                                         -----------
                                                           2,408,938
                                                         -----------
  TOTAL BUSINESS SERVICES (0.2%)                           4,479,994
                                                         -----------
CAPITAL GOODS (0.1%)
AEROSPACE
Orbital Sciences Corp.:
  5.0% Conv., 10/01/02+ .............       690,000        1,035,000
 5.0% Conv., 10/01/02 ...............        40,000           60,000
                                                         -----------
                                                           1,095,000
                                                         -----------
CONSUMER CYCLICALS
LEISURE RELATED (0.8%)
Royal Caribbean Cruises Ltd.
  7.5%, 10/15/27 ....................    14,150,000       14,798,636
                                                         -----------
RETAIL--GENERAL (0.1%)
Home Depot, Inc.
  3.25% Conv. Sub. Note,
  10/01/01 ..........................       955,000        1,776,300
Office Depot, Inc.
  Zero Coupon, 11/01/08 .............       895,000          688,031
                                                         -----------
                                                           2,464,331
                                                         -----------
  TOTAL CONSUMER CYCLICALS (0.9%)                         17,262,967
                                                         -----------
CONSUMER NONCYCLICALS
DRUGS (0.4%)
Centocor, Inc.
  4.75% Conv., 02/15/05+ ............       770,000          757,488
MedImmune, Inc.:
  7.0% Conv., 07/01/03 ..............       810,000        2,608,200
 7.0% Conv. Sub. Note,
  07/01/03+ .........................       500,000        1,610,000
Quintiles Transnational Corp.:
  4.25% Conv., 05/31/00 .............       695,000          902,631
  4.25% Conv., 05/31/00+ ............       580,000          753,275
                                                         -----------
                                                           6,631,594
                                                         -----------
HOSPITAL SUPPLIES & SERVICES (0.1%)
Alternative Living Services Ltd.
  5.25% Conv., 12/15/02 .............       585,000          654,469
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01 (a)+ .........     1,130,000          135,600

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------------
                                                    PRINCIPAL                 VALUE
                                                     AMOUNT                  (NOTE 1)
---------------------------------------------------------------------------------------
RES-Care, Inc.
  6.0% Conv., 12/01/04+ .......................   $  1,095,000             $ 1,253,775
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ........................        500,000                 555,000
                                                                           -----------
                                                                             2,598,844
                                                                           -----------
MEDIA & CABLE (1.8%)
Time Warner Entertainment Co.
  8.375%, 03/15/23 ............................     23,580,000              27,619,490
Turner Broadcasting System, Inc.
  8.375%, 07/01/13 ............................      5,530,000               6,338,375
                                                                           -----------
                                                                            33,957,865
                                                                           -----------
  TOTAL CONSUMER NONCYCLICALS (2.3%)                                        43,188,303
                                                                           -----------
CREDIT SENSITIVE
BANKS (1.4%)
ABN Amro Bank NV
  7.125%, 06/18/07 ............................     25,375,000              26,657,452
Sumitomo Bank International
  0.75% Conv., 05/31/01    Yen 101,000,000                                     809,669
                                                                           -----------
                                                                            27,467,121
                                                                           -----------
FINANCIAL SERVICES (1.1%)
Lehman Bros, Inc.
  6.5%, 04/15/08 ..............................   $ 18,530,000              18,566,282
RAC Financial Group, Inc.:
  7.25% Conv., 08/15/03 .......................        245,000                 579,578
 7.25% Conv. Sub. Note,
  08/15/03+ ...................................        625,000               1,478,516
                                                                           -----------
                                                                            20,624,376
                                                                           -----------
MORTGAGE RELATED (12.3%)
Federal Home Loan
  Mortgage Corp.:
  7.0%, 09/01/11 ..............................     22,780,440              23,186,228
  7.0%, 01/01/12 ..............................      4,876,233               4,963,093
Federal National Mortgage
  Association:
  6.5%, 06/01/11 ..............................     37,221,791              37,477,505
  6.5%, 09/01/11 ..............................     15,354,062              15,459,544
  7.0%, 05/01/26 ..............................     24,772,942              25,128,929
  7.0%, 09/01/27 ..............................      8,286,005               8,402,507
  7.0%, 01/01/28 ..............................     37,871,731              38,404,018
Government National Mortgage
  Association:
  7.5%, 12/15/25 ..............................      7,012,737               7,203,414
  7.5%, 01/15/27 ..............................      6,995,422               7,185,627
  7.5%, 04/15/27 ..............................      6,665,654               6,846,894
  7.5%, 06/15/27 ..............................      7,035,685               7,231,347
  7.0%, 07/15/27 ..............................     10,613,848              10,779,742
  7.5%, 09/15/27 ..............................        917,742                 942,695
  7.0%, 02/15/28 ..............................     26,681,278              27,098,306
  6.5%, 03/15/28 ..............................     12,190,360              12,159,884
                                                                           -----------
                                                                           232,469,733
                                                                           -----------
UTILITY--ELECTRIC (1.4%)
Consolidated Edison, Inc.
  6.25%, 02/01/08 .............................     25,780,000              25,758,087
National Grid Group PLC
  4.25% Conv., 02/17/08 .......................          4,000                   7,624
                                                                           -----------
                                                                            25,765,711
                                                                           -----------

---------------------------------------------------------------------------------------
                                                     PRINCIPAL                 VALUE
                                                      AMOUNT                  (NOTE 1)
---------------------------------------------------------------------------------------
U.S. GOVERNMENT (20.2%)
U.S. Treasury:
  6.375% Note, 05/15/99 .......................   $ 52,000,000             $52,357,500
  6.0% Note, 08/15/00 .........................     48,620,000              49,075,812
  6.25% Note, 04/30/01 ........................     43,000,000              43,792,834
  6.5% Note, 08/31/01 .........................     82,740,000              84,963,638
  6.5% Note, 05/31/02 .........................     43,460,000              44,899,612
  5.75% Note, 08/15/03 ........................     21,700,000              21,930,563
  6.875% Note, 05/15/06 .......................        450,000                 487,406
  6.125% Bond, 11/15/27 .......................     77,995,000              83,576,556
                                                                           -----------
                                                                           381,083,921
                                                                           -----------
  TOTAL CREDIT SENSITIVE (36.4%)                                           687,410,862
                                                                           -----------
ENERGY
GAS (0.4%)
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ ...........................      7,730,000               7,717,717
                                                                           -----------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note,
  02/15/07 ....................................      1,480,000               1,713,100
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 ........................        705,000                 863,625
Seacor Holdings, Inc.:
 5.375% Conv., 11/15/06+ ......................        135,000                 151,200
 5.375% Conv., 11/15/06 .......................        150,000                 168,000
                                                                           -----------
                                                                             2,895,925
                                                                           -----------
  TOTAL ENERGY (0.6%) .........................                             10,613,642
                                                                           -----------
TECHNOLOGY
ELECTRONICS (0.9%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 .......................      1,820,000               1,669,850
HNC Software, Inc.
  4.75% Conv., 03/01/03 .......................        950,000               1,080,625
Level One Communications, Inc.:
 4.0% Conv., 09/01/04 .........................        520,000                 573,950
 4.0% Conv., 09/01/04+ ........................        790,000                 871,963
Network Associates, Inc.
  Zero Coupon, 02/13/18+ ......................      3,200,000               1,500,000
Photronics, Inc.
  6.0% Conv., 06/01/04 ........................      1,840,000               1,987,200
Sanmina Corp.
  5.5% Conv., 08/15/02+ .......................      1,265,000               3,893,037
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ .......................      1,590,000               2,563,875
Solectron Corp.
  6.0% Conv., 03/01/06+ .......................      1,445,000               1,954,362
Wind River Systems, Inc.
  5.0% Conv., 08/01/02+ .......................        300,000                 298,500
                                                                           -----------
                                                                            16,393,362
                                                                           -----------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
 5.75% Conv., 10/01/06 ........................        375,000                 474,375
 5.75% Conv. Sub. Note,
  10/01/06+ ...................................      1,605,000               2,030,325
                                                                           -----------
                                                                             2,504,700
                                                                           -----------
  TOTAL TECHNOLOGY (1.0%) .....................                             18,898,062
                                                                           -----------
TOTAL LONG-TERM DEBT SECURITIES (41.5%)
  (Amortized Cost $761,102,206)................                            782,948,830
                                                                           -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                                 PRINCIPAL          VALUE
                                                   AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Chase Manhattan Corp.
  5.28%, due 08/28/98 .....................    $  4,175,070       $  4,139,828
Suntrust Banks, Inc.:
 5.51%, due 07/17/98 ......................       3,517,131          3,508,533
 5.52%, due 07/27/98 ......................      20,099,501         20,019,662
                                                                --------------
  TOTAL BANKERS' ACCEPTANCES (1.5%)                                 27,668,023
                                                                --------------
COMMERCIAL PAPER
Bankers Trust New York Corp.
  5.52%, due 08/06/98 .....................       2,194,163          2,182,117
Barton Capital Corp.
  1.05%, due 07/01/98 .....................      28,531,000         28,526,840
Dresdner Bank AG
  6.0%, due 07/01/98 ......................      26,400,000         26,400,000
Salomon Smith Barney
  Holdings, Inc.
  5.59%, due 08/12/98 .....................      17,000,000         16,889,925
UBS Finance Delaware, Inc.
  5.55%, due 08/10/98 .....................      25,000,000         24,846,666
                                                                --------------
  TOTAL COMMERCIAL PAPER (5.2%)                                     98,845,548
                                                                --------------
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
 5.85%, due 07/01/98 ......................      19,000,000         19,000,000
Federal National Mortgage
  Association:
  5.6%, due 07/06/98 ......................      15,000,000         14,988,333



-------------------------------------------------------------------------------
                                                 PRINCIPAL          VALUE
                                                   AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------
  5.51%, due 07/21/98 .....................   $  7,680,000       $  7,656,491
  5.48%, due 07/29/98 .....................     11,000,000         10,953,286
                                                                --------------
  TOTAL U.S. GOVERNMENT
     AGENCIES (2.8%) ......................                        52,598,110
                                                                --------------
TOTAL SHORT-TERM DEBT SECURITIES (9.5%)
 (Cost $179,111,681) ......................                       179,111,681
                                                                --------------
TOTAL INVESTMENTS (99.3%)
  (Cost/Amortized Cost $1,616,088,236)
                                                                 1,872,124,463
OTHER ASSETS
  LESS LIABILITIES (0.7%) .................                         13,742,248
                                                                --------------
NET ASSETS (100.0%) .......................                     $1,885,866,711
                                                                ==============


-------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Australia ............................................................    0.1%
Canada ...............................................................    0.1
France ...............................................................    1.0
Germany ..............................................................    0.7
Japan ................................................................    1.3
Latin America ........................................................    0.1
Netherlands ..........................................................    0.7
Scandinavia ..........................................................    0.6
Southeast Asia .......................................................    0.3
Spain ................................................................    0.6
Switzerland ..........................................................    0.7
United Kingdom .......................................................    2.2
United States** ......................................................   90.6
Other European Countries .............................................    1.0
                                                                        -----
                                                                        100.0%
                                                                        =====

----------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 9.6%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $36,311,306 or 1.9% of net assets.
(a) Subsequent to June 30, 1998, on July 15, 1998, this security defaulted on its interest payment.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.6%)
AGA AB (A Shares) ...................         3,400          $       53,278
Akzo Nobel N.V. .....................         6,000               1,334,383
Bayer AG ............................        25,400               1,311,195
Georgia Gulf Corp. ..................       292,000               6,661,250
GP Batteries International Ltd. .....       180,000                 328,144
GP Batteries International Ltd.--
  Warrants (expire 11/15/00)* .......         5,750                   2,995
Imperial Chemical Industries
  PLC ...............................        15,000                 240,982
Indo Gulf Fertilisers &
  Chemicals Corp. Ltd. (GDR) +               50,000                  41,765
Ishihara Sangyo Kaisha Ltd.* ........        40,000                  55,403
Johnson Matthey PLC .................        25,000                 224,616
L'Air Liquide .......................         2,289                 378,566
Linde AG ............................           100                  70,141
Rhodia SA* ..........................        10,300                 287,157
Royal Group Technologies Ltd.*.......        10,000                 288,811
Solvay Et Cie Societe Anonyme .......         1,200                  95,110
Sumitomo Chemical Co. Ltd. ..........        28,000                  86,452
Toray Industries, Inc. ..............        29,000                 150,628
UBE Industries Ltd. .................        14,000                  18,179
                                                             --------------
                                                                 11,629,055
                                                             --------------
CHEMICALS--SPECIALTY (0.1%)
Kyowa Hakko Kogyo Co. ...............         8,000                  31,741
NGK Insulators ......................         6,000                  52,157
SGL Carbon AG + .....................        15,000               1,754,921
UCAR International, Inc.* ...........         5,000                 145,938
                                                             --------------
                                                                  1,984,757
                                                             --------------
METALS & MINING (0.3%)
Bethlehem Steel Corp.* ..............       330,000               4,104,375
Degussa AG ..........................         2,500                 154,006
Granges AB ..........................           550                  10,066
Great Central Mines Ltd. ............        75,000                  71,610
Japan Energy Corp. ..................        19,000                  20,149
Randgold Resources Ltd.
  (GDR)*+ ...........................         7,600                  40,888
Rio Tinto Ltd. ......................         5,800                  69,043
Rio Tinto PLC .......................        27,615                 311,291
Sons of Gwalia Ltd. .................        25,229                  62,567
Toho Titanium .......................        47,000                 366,181
WMC Ltd. ............................        40,700                 122,637
                                                             --------------
                                                                  5,332,813
                                                             --------------
PAPER (0.3%)
Amcor Ltd. ..........................         8,900                  39,013
Enso Oyj (R Shares) .................        30,000                 324,484
Grupo Industrial Durango
  (ADR)* ............................        12,000                 106,500
Jefferson Smurfit Corp.* ............        79,300               1,246,497
Mayr-Melnhof Karton AG ..............        22,000               1,438,305
Nippon Paper Industries Co. .........         2,000                   8,339
Stone Container Corp.* ..............       123,000               1,921,875
Svenka Cellulosa (Series B) .........         3,200                  82,838
UPM-Kymmene Oyj .....................         3,292                  90,668
                                                             --------------
                                                                  5,258,519
                                                             --------------

-------------------------------------------------------------------------------
                                           NUMBER                   VALUE
                                          OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
STEEL (0.0%)
Broken Hill Proprietary Co. Ltd.             50,000          $      423,151
Kawasaki Steel Corp. ................        54,000                  97,388
Nippon Steel Corp. ..................       191,000                 336,200
NKK Corp. ...........................        85,000                  81,554
Sumitomo Metal Industries ...........       254,000                 408,614
                                                             --------------
                                                                  1,346,907
                                                             --------------
  TOTAL BASIC MATERIALS (1.3%) ......                            25,552,051
                                                             --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.6%)
B.U.S. Berzelius Umwelt-Service
  AG ................................        21,600                 446,731
Daiseki Co. Ltd. ....................         3,400                  20,113
Matsuda Sangyo Co. Ltd. .............         9,000                  69,470
Powerscreen International PLC .......       160,000                 240,481
Rentokil Initial PLC ................       160,000               1,151,637
Tomra Systems ASA ...................        95,000               2,850,620
Waste Management, Inc. ..............       194,200               6,797,000
                                                             --------------
                                                                 11,576,052
                                                             --------------
PRINTING, PUBLISHING &
  BROADCASTING (4.3%)
British Sky Broadcasting Group
  PLC ...............................        50,476                 362,891
Cablevision Systems Corp.
  (Class A)* ........................        92,000               7,682,000
CBS Corp. ...........................       604,250              19,184,938
Comcast Corp. (Class A) SPL .........       155,000               6,292,031
Dai Nippon Printing Co. Ltd. ........        19,000                 303,600
Donnelley (R.R.) & Sons Co. .........        39,800               1,820,850
Elsevier N.V. .......................        66,445               1,003,227
Gannett Co. .........................        78,100               5,549,981
Havas ...............................           200                  16,966
Liberty Media Group (Class A)*              379,050              14,711,878
Mediaset Spa ........................       150,000                 957,734
News Corp. Ltd. (ADR) ...............        59,900                 489,480
Nippon Television Network
  Corp. .............................         1,450                 420,502
Pegasus Communications Corp.
  (Class A)* ........................         1,128                  26,508
Reed International PLC ..............       120,000               1,086,172
Schibsted ASA .......................        14,000                 235,616
Seat Spa* ...........................     2,800,000               1,890,987
Star Publications BHD ...............        20,000                  16,770
Takara Printing Co. .................         8,000                  28,740
Tele-Communications, Inc.
  (Class A)* ........................       383,000              14,721,563
Tele-Communications
  International, Inc.* ..............        44,700                 898,191
Tokyo Broadcasting System, Inc.              81,000                 905,713
Toppan Printing Co. .................         7,000                  74,939
Viacom, Inc. (Class B)* .............        70,000               4,077,500
                                                             --------------
                                                                 82,758,777
                                                             --------------
PROFESSIONAL SERVICES (0.2%)
Adecco SA* ..........................           275                 124,101
Adecco SA--Rights (expire
  07/02/98)* ........................           275                       0
Alvern Norway ASA* ..................        75,000                  92,955
Apcoa Parking AG ....................         3,000                 216,246
Content Beheer N.V.+ ................        50,000               1,709,045

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                           NUMBER                  VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Meitec ..............................      22,600            $      782,571
Secom Co. ...........................       2,000                   115,568
WPP Group PLC .......................     200,000                 1,311,790
                                                             --------------
                                                                  4,352,276
                                                             --------------
TRUCKING, SHIPPING (0.7%)
Brambles Industries Ltd. ............      80,000                 1,571,827
Frontline Ltd.* .....................   1,305,400                   851,533
Frontline Ltd.--Warrants (expire
  05/11/01)* ........................      76,080                         0
Irish Continental Group PLC .........      30,000                   481,723
Knightsbridge Tankers Ltd. ..........     110,700                 2,961,225
Marine Transport Corp.* .............      67,790                   275,397
Mitsui O.S.K. Lines Ltd. ............      19,000                    32,347
Nippon Yusen K.K. ...................      13,000                    44,077
OMI Corp.* ..........................     677,900                 5,423,200
Peninsular & Oriental Steam
  Navigation Co. ....................      10,466                   150,838
Yamato Transport Co. Ltd. ...........      34,000                   381,402
                                                             --------------
                                                                 12,173,569
                                                             --------------
  TOTAL BUSINESS SERVICES (5.8%).....                           110,860,674
                                                             --------------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace ...................     120,000                   919,840
Rolls-Royce PLC .....................      22,528                    93,114
                                                             --------------
                                                                  1,012,954
                                                             --------------
BUILDING & CONSTRUCTION (0.1%)
ABB AG* .............................         200                   295,573
CSR Ltd. ............................      16,900                    48,828
Daito Trust Construction Co.
  Ltd. ..............................      17,200                   130,284
Hochtief AG .........................       1,500                    71,943
ITC Corp. Ltd. ......................     493,200                     2,483
Japan Industrial Land
  Development .......................      19,000                    31,525
Kaneshita Construction ..............      26,000                   135,421
MacMahon Holdings Ltd. ..............     600,000                   161,820
Mancon BHD ..........................      47,999                     4,395
Metacorp BHD* .......................      10,000                     2,891
Mitsui Home Co. Ltd. ................      20,000                    89,597
Nanno Construction Co. Ltd. .........      23,000                    31,525
Nippon Denwa Shisetsu ...............      20,000                    67,090
Nishimatsu Construction Co. .........       4,000                    19,622
Obayashi Corp. ......................      12,000                    50,902
Ohmoto Gumi Co. Ltd. ................      12,000                    69,254
Oriental Construction Co. ...........       4,000                    19,795
PS Corp. ............................      26,600                   108,611
Sanyo Engineering &
  Construction Co. ..................       9,000                    34,151
Sho-Bond Corp. ......................      48,000                   876,064
Skanska AB (Series B) ...............       1,620                    72,704
Suido Kiko Kaisha ...................       8,000                    21,353
Toda Corp. ..........................      25,000                   100,094
United Engineers Malaysia BHD              11,000                     4,479
Wesco, Inc. .........................       4,300                    11,477
YTL Corp. BHD .......................      16,500                    12,404
                                                             --------------
                                                                  2,474,285
                                                             --------------

-------------------------------------------------------------------------------
                                           NUMBER                  VALUE
                                          OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.8%)
Blue Circle Industries PLC ..........      13,338            $       75,399
BPB PLC .............................      90,000                   545,591
Chichibu Onoda Cement Co. ...........      11,000                    19,918
Cie de St. Gobain ...................       3,150                   583,902
Dahl International AB+ ..............      36,000                   663,407
Fujikura Ltd. .......................     132,000                   588,487
Furukawa Electric Co. ...............      13,000                    43,796
Heidelberg Zement AG ................       1,100                   104,297
Holderbank Financiere Glaris
  AG ................................          80                   101,867
Lafarge SA ..........................       6,000                   620,091
Martin Marietta Materials, Inc. .....     201,200                 9,054,000
Nichiha Corp. .......................      54,900                   324,362
Portland Valderrivas SA .............       4,400                   539,133
Rexam PLC ...........................      13,121                    57,246
RMC Group PLC .......................       4,518                    78,393
Unidare PLC* ........................     229,900                   834,623
Wolseley PLC ........................      10,088                    59,302
                                                             --------------
                                                                 14,293,814
                                                             --------------
ELECTRICAL EQUIPMENT (1.3%)
Alcatel Alsthom .....................       6,000                 1,221,331
Daikin Industries Ltd. ..............       5,000                    32,246
General Electric Co. ................     235,000                21,385,000
General Electric Co. PLC ............      61,328                   528,990
Kinden Corp. ........................       5,000                    60,597
Mabuchi Motor Co. ...................       1,400                    88,876
Schneider SA ........................       2,250                   179,368
Siemens AG ..........................      14,750                   898,004
Sumitomo Electric Industries ........      31,000                   313,757
                                                             --------------
                                                                 24,708,169
                                                             --------------
MACHINERY (1.5%)
AlliedSignal, Inc. ..................     141,800                 6,292,375
Amada Co. Ltd. ......................       5,000                    24,347
Asahi Diamond Industry Co.
  Ltd. ..............................      20,000                    90,175
Cie Generale de Geophysique
  SA (ADR)* .........................      84,000                 2,467,500
Coltec Industries, Inc.* ............      37,100                   737,362
Construcciones y Auxiliar de
  Ferrocarrites SA ..................       3,000                   117,379
Ebara Corp. .........................       5,000                    44,510
Enshu* ..............................      38,000                    65,791
Fanuc Ltd. ..........................       5,900                   204,300
IHC Caland N.V. .....................      14,000                   788,374
Ishikawajima Harima Heavy
  Industries Co. Ltd. ...............      62,000                   113,158
Kalmar Industries AB+ ...............      16,050                   241,444
Kawasaki Heavy Industries Ltd. ......     112,000                   226,230
Keyence Corp. .......................      10,200                 1,111,095
Mitsubishi Heavy Industries Ltd.          130,000                   491,415
Mori Seiki Co. Ltd. .................       8,000                    98,052
Namura Shipbuilding .................       8,000                    18,814
Nireco ..............................       9,000                    44,149
Nitta Corp. .........................      38,600                   247,829
Nitto Kohki Co. Ltd. ................       5,180                    56,015
Rofin-Sinar Technologies, Inc.* .....      18,000                   319,500

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
SMC Corp. ............................        21,200          $    1,613,476
Sodick Co.* ..........................       110,000                 317,415
Thai Engine Manufacturing
  Public Co. Ltd.* ...................       100,000                  34,953
Vestas Wind Systems A/S* .............         6,450                 254,865
United Technologies Corp. ............       145,700              13,477,250
                                                              --------------
                                                                  29,497,773
                                                              --------------
  TOTAL CAPITAL GOODS (3.8%) .........                            71,986,995
                                                              --------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
British Airways PLC ..................        45,000                 487,350
Cathay Pacific Airways ...............        41,000                  28,840
Japan Air Lines Co.* .................        24,000                  66,830
Lufthansa AG .........................        20,000                 502,356
Quantas Airways Ltd. .................        40,000                  60,264
Virgin Express Holdings PLC
  (ADR)* .............................        20,000                 258,750
                                                              --------------
                                                                   1,404,390
                                                              --------------
APPAREL, TEXTILE (0.4%)
Carli Gry International A/S ..........        20,000               1,615,485
King Co. .............................        47,000                  66,116
PT Great River International .........     1,709,000                  43,449
Teijin Ltd. ..........................        18,000                  54,538
Tommy Hilfiger Corp.* ................        86,000               5,375,000
                                                              --------------
                                                                   7,154,588
                                                              --------------
AUTO RELATED (0.4%)
Asahi Glass Co. Ltd. .................         5,000                  27,052
Bridgestone Corp. ....................        22,000                 520,560
Dana Corp. ...........................       100,000               5,350,000
Denso Corp. ..........................        30,000                 497,764
Michelin (CGDE), (Class B) ...........         8,000                 461,678
Minebea Co. Ltd. .....................        88,000                 876,699
Toyoda Gosei .........................        32,000                  93,493
                                                              --------------
                                                                   7,827,246
                                                              --------------
AUTOS & TRUCKS (0.7%)
Daimler-Benz AG ......................        23,950               2,350,513
Fiat Spa .............................        74,250                 325,106
Harley-Davidson, Inc. ................       242,200               9,385,250
Honda Motor Co. Ltd. .................        16,000                 570,192
Perusahaan Otomobil Nasional .........         9,000                   5,747
Peugeot SA ...........................           700                 150,475
                                                              --------------
                                                                  12,787,283
                                                              --------------
FOOD SERVICES, LODGING (0.3%)
Accor SA .............................         7,000               1,958,495
Choice Hotels Scandinavia ASA*                40,000                 120,026
Compass Group PLC ....................       325,200               3,741,864
Fujita Kanko, Inc. ...................         3,000                  24,455
QPQ Corp.--Warrants (expire
  09/22/98)* .........................        16,400                      64
Restaurant Brands New Zealand
  Ltd.+ ..............................       300,000                 144,955
Sanyo Pax Co. Ltd. ...................        33,000                 188,068
Thistle Hotels PLC+ ..................       130,000                 475,451
                                                              --------------
                                                                   6,653,378
                                                              --------------

-------------------------------------------------------------------------------
                                           NUMBER                   VALUE
                                          OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.4%)
Elamex S.A. de C.V.* .................      70,000            $      415,625
Electrolux B .........................       5,500                    94,459
Industrie Natuzzi Spa (ADR) ..........      30,000                   780,000
Philips Electronics N.V. .............       2,680                   225,387
Sony Corp. ...........................      12,000                 1,034,483
Steelcase, Inc. (Class A) ............     170,900                 4,443,400
Toto Ltd. ............................       5,000                    30,407
                                                              --------------
                                                                   7,023,761
                                                              --------------
LEISURE RELATED (2.2%)
Canal Plus ...........................       6,280                 1,173,444
Carnival Corp. (Class A) .............     236,000                 9,351,500
Cendant Corp.* .......................     151,000                 3,152,125
Cinar Films, Inc. (Class B)* .........      28,000                   546,000
Cyrk, Inc.* ..........................     310,600                 3,416,600
Disney (Walt) Co. ....................      54,400                 5,715,400
EMI Group PLC ........................      30,000                   262,525
Granada Group PLC ....................      25,587                   470,890
Hoyts Cinemas Group+ .................     500,000                   651,001
Imagineer Co. Ltd. ...................      11,400                    57,567
KTM Motorradholding AG ...............      10,000                   779,804
Mirage Resorts, Inc.* ................     306,400                 6,530,150
Nelvana Ltd.* ........................      18,000                   390,812
Nintendo Co. Ltd. ....................       8,400                   778,676
Nippon Broadcasting System ...........      24,000                 1,012,841
Resorts World BHD ....................      24,000                    26,369
Royal Caribbean Cruises Ltd. .........      82,400                 6,550,800
Sega Enterprises Ltd. ................       2,000                    34,555
SHIMANO, INC. ........................      12,000                   304,718
Swatch Group AG ......................         100                    77,324
Tag Heuer International SA
  (ADR) ..............................      50,200                   470,625
Thomson Travel Group PLC* ............     190,000                   593,353
Toei Co. Ltd. ........................      32,000                   100,880
Toho Co. .............................         400                    42,130
Tokyo Dome Corp. .....................       3,000                    16,231
Tourism Holdings Ltd.* ...............      70,000                    40,005
                                                              --------------
                                                                  42,546,325
                                                              --------------
PHOTO & OPTICAL (0.2%)
Fuji Photo Film Co. ..................      36,000                 1,254,364
Gretag Imaging Group* ................      21,000                 2,015,900
Noritsu Koki Co. Ltd. ................      40,400                   903,477
                                                              --------------
                                                                   4,173,741
                                                              --------------
RETAIL--GENERAL (4.7%)
Abercrombie & Fitch Co.
  (Class A)* .........................     100,802                 4,435,266
Aldeasa SA ...........................      36,600                 1,307,910
BAA PLC ..............................      40,000                   432,198
Boots Co. PLC ........................      35,540                   589,366
Daiei, Inc. ..........................      14,000                    32,824
Dayton Hudson Corp. ..................     277,600                13,463,600
Dixons Group PLC .....................     160,000                 1,277,221
Doshisha Co. .........................       7,000                    29,743
Eiden Sakakiya Co. Ltd. ..............      21,000                    81,049
Genesis Direct, Inc.* ................     192,300                 2,139,337
Great Universal Stores PLC ...........      39,213                   517,339
Harvey Nichols PLC ...................      30,600                   119,068

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Hennes & Mauritz AB
  (B Shares) .......................         2,500          $      159,521
Homac Corp. ........................         3,100                  26,836
Home Depot, Inc. ...................        82,000               6,811,125
Home Wide Corp. ....................        16,000                  58,866
Isetan Co. .........................        13,000                 108,787
Japan Airport Terminal Co. Ltd.             66,000                 366,614
K-Mart Corp.* ......................       406,000               7,815,500
Karstadt AG ........................           150                  72,526
Kohl's Corp.* ......................       184,500               9,570,937
Kokuyo Co. Ltd. ....................        11,000                 186,481
Koninklijke Ahold N.V. .............         5,367                 172,363
Limited, Inc. ......................       335,625              11,117,578
Marks & Spencer PLC ................        90,055                 820,391
Marui Co. Ltd. .....................         7,000                 104,530
Metro AG ...........................         2,280                 138,431
Metro AG--Rights* ..................         2,280                       0
Paris Miki, Inc. ...................        41,900                 550,425
Pinault Printemps ..................           600                 502,026
Proffitt's, Inc.* ..................       167,400               6,758,775
Sato Corp. .........................        52,600                 859,465
Smith (W.H.) Group PLC .............        63,000                 559,719
Smith (W.H.) Group PLC
  (B Shares)* ......................        70,000                  62,542
Sriwani Holdings BHD ...............       240,000                  52,623
Staples, Inc.* .....................       331,700               9,598,569
S.T. Dupont*+ ......................        29,100                 318,548
Swank International
  Manufacturing Co.* ...............       300,000                  32,525
Takihyo Co. Ltd. ...................        13,000                  58,145
Tandy Corp. ........................       142,000               7,534,875
Warehouse Group Ltd. ...............       140,000                 247,306
                                                            --------------
                                                                89,090,950
                                                            --------------
  TOTAL CONSUMER CYCLICALS (9.4%)                              178,661,662
                                                            --------------
CONSUMER NONCYCLICALS
BEVERAGES (1.2%)
Asahi Breweries Ltd. ...............         8,000                 100,995
Cadbury Schweppes PLC ..............        18,792                 291,075
Carlsberg `A' ......................           900                  65,493
Coca-Cola Amatil Ltd. ..............         2,000                  13,392
Coca-Cola Co. ......................       185,200              15,834,600
Coca-Cola Enterprises, Inc. ........        72,500               2,845,625
Diageo PLC .........................       164,160               1,946,453
Kirin Brewery Co. ..................         8,000                  75,602
Louis Dreyfus Citrus ...............        38,000               1,269,285
Panamerican Beverages, Inc. ........        18,000                 565,875
Quilmes Industrial Quins (ADR)              18,000                 175,500
                                                            --------------
                                                                23,183,895
                                                            --------------
CONTAINERS (0.2%)
Owens-Illinois, Inc.* ..............        67,000               2,998,250
Sealed Air Corp.* ..................        25,500                 937,125
Toyo Seikan Kaisha .................         3,000                  36,791
                                                            --------------
                                                                 3,972,166
                                                            --------------
DRUGS (4.0%)
Astra AB (A Shares) ................        25,000                 510,844
Bristol-Myers Squibb Co. ...........        92,900              10,677,694
Centocor, Inc.* ....................       247,000               8,953,750
Daiichi Pharmaceutical Co. .........         5,000                  66,008
Eisai Co. Ltd. .....................         5,000                  68,172


-------------------------------------------------------------------------------
                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Glaxo Wellcome PLC .................        66,706          $    2,004,076
Merck & Co., Inc. ..................        89,700              11,997,375
Novartis AG ........................           500                 832,619
Novo-Nordisk A/S (B Shares) ........         5,000                 689,856
Orion-Yhtyma Oyj (B Shares)* .......        71,000               2,188,580
Pfizer, Inc. .......................       166,000              18,042,125
Roche Holding AG
  Genusssheine .....................           150               1,474,071
Sankyo Co. Ltd. ....................       121,000               2,758,332
Sanofi SA ..........................         9,800               1,152,179
Santen Pharmaceutical Co. Ltd. .....       110,000               1,205,382
Schering AG ........................         1,250                 147,422
Schering Plough Corp. ..............       104,300               9,556,487
Smithkline Beecham PLC .............       100,000               1,221,610
Taisho Pharmaceutical Co. ..........         4,000                  74,737
Yamanouchi Pharmaceutical Co.
  Ltd. .............................        74,000               1,542,779
Zeneca Group PLC ...................        30,000               1,288,577
                                                            --------------
                                                                76,452,675
                                                            --------------
FOODS (1.7%)
Ajinomoto Co., Inc. ................         9,000                  78,885
Barry Callebaut AG* ................         8,500               1,833,806
Campbell Soup Co. ..................       151,000               8,021,875
Fyffes PLC .........................     1,000,000               2,429,557
Groupe Danone ......................         2,100                 578,867
Karlshamns AB+ .....................        53,800                 728,394
Koninklijke Numico N.V. ............        19,000                 595,239
Nestle SA ..........................           930               1,991,674
Nippon Meat Packers, Inc. ..........         4,000                  49,026
Nissin Food Products Co. ...........         3,000                  53,780
Nutreco Holding N.V. ...............        28,600               1,001,485
Oie Sangyo Co. Ltd. ................         6,000                  21,685
Rite Aid Corp. .....................       245,000               9,202,813
Shriram Industrial Enterprises
  Ltd. (GDR)+ ......................        28,800                  43,200
Tingyi Holdings Corp.* .............       480,000                  29,427
Tyson Foods, Inc. ..................       235,900               5,116,081
Yamakazi Baking Co. ................         4,000                  35,493
                                                            --------------
                                                                31,811,287
                                                            --------------
HOSPITAL SUPPLIES & SERVICES (1.9%)
Columbia/HCA Healthcare Corp.              584,000              17,009,000
Medtronic, Inc. ....................       202,900              12,934,875
NIC Corp. ..........................         4,000                  26,547
United HealthCare Corp. ............        94,800               6,019,800
                                                            --------------
                                                                35,990,222
                                                            --------------
RETAIL--FOOD (0.3%)
Familymart Co. .....................        30,700               1,169,355
Food Lion, Inc. (Class A) ..........       300,000               3,187,500
Jusco Co. ..........................         9,000                 165,236
McBride PLC ........................        60,000                 171,844
Santa Isabel S.A. (ADR) ............         3,324                  36,564
Seven-Eleven Japan Co. Ltd. ........        18,900               1,126,201
Tesco PLC ..........................        71,199                 695,581
                                                            --------------
                                                                 6,552,281
                                                            --------------
SOAPS & TOILETRIES (1.8%)
Avon Products, Inc. ................       146,800              11,377,000
BIC ................................         1,200                  85,325
Estee Lauder Companies
  (Class A) ........................        74,500               5,191,719

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Gillette Co. .........................   220,400              $   12,493,925
Kao Corp. ............................    70,000                   1,080,652
L'Oreal ..............................     2,455                   1,365,219
Unilever N.V. CVA ....................    15,160                   1,203,376
Unilever PLC .........................   102,420                   1,091,248
                                                              --------------
                                                                  33,888,464
                                                              --------------
TOBACCO (1.2%)
Imperial Tobacco Group PLC ...........   127,000                     937,442
Japan Tobacco, Inc. ..................        90                     609,652
Philip Morris Cos., Inc. .............   458,500                  18,053,438
RJ Reynolds BHD ......................    80,000                     110,837
Rothmans of Pall Mall BHD ............     6,000                      41,564
Swedish Match AB .....................   332,307                   1,103,941
Tabacalera SA-A ......................    80,000                   1,638,083
                                                              --------------
                                                                  22,494,957
                                                              --------------
  TOTAL CONSUMER NONCYCLICALS (12.3%)                            234,345,947
                                                              --------------
CREDIT SENSITIVE
BANKS (3.7%)
ABN Amro Holding N.V. ................    26,124                     611,569
Ahmanson (H.F.) & Co. ................    60,000                   4,260,000
Akita Bank ...........................    27,000                     118,814
Asahi Bank Ltd. ......................    34,000                     149,618
Banca Commerciale Italiana ...........    35,000                     209,387
Banca Nazionale del Lavoro
  (BNL)* .............................    10,000                     264,513
Banco Bilbao Vizcaya SA ..............    19,392                     995,207
Banco Central
  Hispanoamericano SA ................    20,000                     628,627
Banco Latinoamericano de
  Exportaciones S.A. (E Shares)           15,000                     461,250
Banco Santander SA ...................    26,442                     676,784
BankAmerica Corp. ....................    48,500                   4,192,219
Bank Austria AG ......................       920                      74,851
Bank of Scotland .....................    80,000                     896,460
Bank of Tokyo-Mitsubishi Ltd. ........    88,000                     932,564
Banque Nationale de Paris ............     4,450                     363,506
Barclays PLC .........................    50,000                   1,442,886
Chase Manhattan Corp. ................   240,000                  18,120,000
Corporacion Bancaria de
  Espana SA ..........................    80,000                   1,794,588
Credit Suisse Group ..................     6,700                   1,491,885
Credito Italiano Spa .................    70,000                     366,576
Dai-Ichi Kangyo Bank Ltd. ............   110,000                     646,732
Deutsche Bank AG .....................    13,300                   1,127,200
Dresdner Bank AG .....................     2,900                     156,457
Forenings Sparbanken AB
  (A Shares) .........................     5,200                     156,450
Fuji Bank Ltd. .......................    63,000                     281,323
Grupo Financiero Banorte
  (Class B)* .........................    22,500                      24,326
Hang Seng Bank .......................    58,000                     327,878
HSBC Holdings PLC ....................    20,000                     484,970
HSBC Holdings PLC (H.K.$) ............    20,000                     489,158
Istituto Mobiliare Italiano ..........    10,000                     157,582
Lloyds TSB Group PLC .................   167,866                   2,350,629
Malayan Banking BHD ..................    58,000                      58,416
Mediobanca Spa .......................    10,000                     126,910
Mitsubishi Trust & Banking
  Corp. ..............................    28,000                     238,147
National Australia Bank Ltd. .........    55,400                     731,614


-------------------------------------------------------------------------------
                                         NUMBER                    VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
National Westminster Bank PLC             10,000              $      178,858
NationsBank Corp. ....................   136,800                  10,465,200
Paribas* .............................     2,750                     294,212
Sakura Bank Ltd. .....................    82,000                     212,956
Shizuoka Bank Ltd. ...................    10,000                     107,488
Skandinaviska Enskilda Banken
  (Series A) .........................    86,720                   1,483,926
Societe Generale .....................     5,000                   1,039,272
State Street Corp. ...................    89,800                   6,241,100
Sumitomo Bank Ltd. ...................    73,000                     710,936
Svenska Handelbanken
  (Series A) .........................     3,100                     143,788
Toho Bank ............................    49,000                     196,891
UBS AG--Registered* ..................       850                     316,290
United Overseas Bank Ltd. ............    10,000                      31,074
Zions Bancorp. .......................    71,000                   3,771,875
                                                              --------------
                                                                  70,602,962
                                                              --------------
FINANCIAL SERVICES (3.5%)
Abbey National PLC ...................    14,314                     254,583
Aiful Corp. ..........................    29,500                   1,440,737
Amvescap PLC .........................    90,000                     879,259
Associates First Capital Corp.
  (Class A) ..........................   155,400                  11,946,375
CMAC Investment Corp. ................   100,000                   6,150,000
CMIC Finance & Securities
  Public Co. Ltd.* ...................   200,000                           0
Credit Saison Co. ....................   133,600                   2,650,411
Daiwa Securities Co. Ltd. ............    19,000                      81,828
Groupe Bruxelles Lambert SA ..........       450                      90,798
Hong Leong Finance Ltd. ..............    40,000                      32,672
JCG Holdings Ltd. ....................    60,000                      16,649
MBNA Corp. ...........................   497,600                  16,420,800
Merrill Lynch & Co., Inc. ............    72,100                   6,651,225
Morgan Stanley Dean Witter
  & Co. ..............................   145,500                  13,295,063
Newcourt Credit Group, Inc. ..........    97,200                   4,781,025
Nichiei Co. Ltd. .....................    19,800                   1,348,377
Nomura Securities Co. ................    61,000                     710,684
Sanyo Shinpan Finance Co. Ltd. .......     4,800                     169,672
Schroders PLC ........................     5,813                     150,069
Takefuji Corp. .......................     2,660                     122,811
                                                              --------------
                                                                  67,193,038
                                                              --------------
INSURANCE (5.4%)
Aegon N.V. ...........................    22,000                   1,915,113
Allianz AG ...........................     9,000                   2,969,226
ASR Verzekeringsgroep N.V. ...........    22,900                   1,943,904
Assicurazioni Generali ...............    25,288                     822,605
CNA Financial Corp.* .................    84,900                   3,953,156
Commercial Union PLC .................    21,787                     406,783
Corporacion Mapfre ...................    39,400                   1,382,276
Fortis AG ............................       740                     188,877
Fortis Amev N.V. .....................    17,000                     995,770
GIO Australia Holdings Ltd. ..........   200,000                     513,857
ING Groep N.V. .......................    30,000                   1,965,278
Istituto Naz Delle Assicurazioni .....    60,000                     170,526
Koa Fire & Marine Insurance
  Co. Ltd. ...........................    10,000                      38,523
Legal & General Group PLC ............    23,090                     246,594
Life Re Corp. ........................   232,800                  19,089,600
MGIC Investment Corp. ................    55,300                   3,155,556

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Mitsui Marine & Fire
  Insurance Co. .....................    13,000              $     65,366
Norwich Union PLC ...................    90,000                   653,808
Pacific & Orient BHD ................   150,000                    69,755
PennCorp Financial Group, Inc. ......   131,000                 2,685,500
Providian Financial Corp. ...........   237,000                18,619,313
Prudential Corp. PLC ................    62,486                   823,859
Royal & Sun Alliance Insurance
  Group PLC .........................    49,613                   513,281
Schweizerische
  Rueckversicherungs-Gesellschaft           640                 1,619,740
SunAmerica, Inc. ....................   124,600                 7,156,712
Tokio Marine & Fire Insurance
  Co. ...............................    34,000                   349,762
Travelers Group, Inc. ...............   409,600                24,832,000
Willis Corroon Group PLC
  (ADR) .............................   387,000                 4,861,688
                                                             ------------
                                                              102,008,428
                                                             ------------
REAL ESTATE (0.6%)
Asticus AB* .........................    64,440                   710,884
British Land Co. PLC ................     8,416                    86,507
Castellum AB ........................    98,000                 1,154,820
Cheung Kong Holdings ................    93,000                   457,318
City Developments Ltd. ..............    50,000                   139,686
Daibiru Corp. .......................    17,000                   109,638
DBS Land ............................    17,000                    14,087
Diligentia AB .......................       800                     6,920
Glenborough Realty Trust, Inc. ......   165,000                 4,351,875
Land Securities PLC .................     9,978                   154,386
Lend Lease Corp. Ltd. ...............     4,100                    82,996
Mandamus AB* ........................       260                     1,630
MEPC PLC ............................     8,200                    72,168
Mitsui Fudosan ......................    20,000                   158,130
Nackebro Fastighets AB ..............       310                     5,169
New World Development Co. ...........    48,000                    92,927
Singapore Land Ltd. .................    80,000                   167,623
Sino Land Co. .......................   740,000                   257,873
Spieker Properties, Inc. ............    65,800                 2,549,750
Sumitomo Realty &
  Development Co. Ltd. ..............   137,000                   604,848
Sun Hung Kai Properties .............    48,000                   203,820
Wharf Holdings ......................    17,000                    16,785
Wharf Holdings--Warrants
  (expire 12/31/99)* ................       850                         0
                                                             ------------
                                                               11,399,840
                                                             ------------
UTILITY--ELECTRIC (1.0%)
AES Corp.* ..........................   116,800                 6,139,300
British Energy PLC ..................   120,000                 1,050,100
Cia Paranaense de Energia-Copel
  (ADR) .............................   124,000                 1,147,000
CLP Holdings LTD ....................    36,000                   164,017
Edison SPA ..........................    15,000                   120,424
Electrabel SA .......................     1,290                   365,650
Electricidade de Portugal SA ........    52,000                 1,209,315
Endesa SA ...........................    34,256                   749,455
Enersis S.A. (ADR) ..................     6,000                   146,625
Gas Y Electridad SA (Series 2) ......     5,000                   380,502
Hidroelectrica del Cantabrico .......     9,000                   410,825
Iberdrola SA ........................    90,000                 1,461,363
Kansai Electric Power Co., Inc. .....    22,400                   389,439


-------------------------------------------------------------------------------
                                        NUMBER                   VALUE
                                      OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
National Grid Group PLC .............   160,000              $  1,079,492
National Power PLC ..................   130,000                 1,224,449
Powergen PLC (ADR) ..................     1,250                    70,469
RWE AG ..............................     8,600                   510,230
Tenaga Nasional BHD .................    85,000                   102,404
Tohoku Electric Power Co., Inc. .....    11,500                   169,654
Tractebel Investment
  International Capital .............     1,100                   161,069
Veba AG .............................    14,000                   954,810
Viag AG .............................     2,000                 1,352,925
                                                             ------------
                                                               19,359,517
                                                             ------------
UTILITY--GAS (0.0%)
Centrica PLC* .......................   100,557                   169,610
Thames Water ........................     7,439                   135,537
                                                             ------------
                                                                  305,147
                                                             ------------
UTILITY--TELEPHONE (0.4%)
British Telecommunications PLC          181,984                 2,248,967
Cable & Wireless PLC ................    53,873                   654,969
Empresas Telex-Chile S.A.
  (ADR)* ............................    14,100                    20,269
Hellenic Telecommunication
  Organization SA ...................    20,300                   520,980
Portugal Telecom SA .................     5,670                   300,635
PT Indosat (ADR) ....................     9,100                   101,237
Singapore Telecommunications
  Ltd. ..............................    66,000                    93,756
Telecom Italia Spa ..................    50,000                   368,208
Telefonica de Espana ................    32,829                 1,517,819
Telefonica del Peru S.A. (ADR) ......    32,000                   654,000
Telekom Malaysia BHD ................    56,000                    94,452
Telephone & Data Systems, Inc. ......    40,000                 1,575,000
Videsh Sanchar Nigam Ltd.
  (GDR)* ............................    59,000                   551,650
                                                             ------------
                                                                8,701,942
                                                             ------------
  TOTAL CREDIT SENSITIVE (14.6%).....                         279,570,874
                                                             ------------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC ..............................   125,808                   727,997
OMV AG ..............................     6,000                   803,907
                                                             ------------
                                                                1,531,904
                                                             ------------
OIL--DOMESTIC (1.0%)
Apache Corp. ........................   139,000                 4,378,500
Louis Dreyfus Natural Gas
  Corp.* ............................   214,700                 4,065,881
Tom Brown, Inc.* ....................    50,000                   940,625
USX-Marathon Group ..................   281,600                 9,662,400
                                                             ------------
                                                               19,047,406
                                                             ------------
OIL--INTERNATIONAL (0.4%)
British Petroleum Co. PLC ...........   149,481                 2,181,804
Cosmo Oil Co. Ltd. ..................    11,000                    19,838
Gulf Indonesia Resources Ltd.* ......    52,500                   603,750
Mitsubishi Oil Co.* .................     8,000                    11,254
Nippon Oil Co. Ltd. .................    22,000                    71,101
Norsk Hydro ASA .....................     2,100                    92,466
Oil Search Ltd. .....................   300,000                   453,841
Petrofina SA ........................       290                   119,015
Repsol SA ...........................    12,748                   702,449
Royal Dutch Petroleum Co. ...........    50,788                 2,817,531
Total SA--B .........................       900                   116,974
                                                             ------------
                                                                7,190,023
                                                             ------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
OIL--SUPPLIES & CONSTRUCTION (1.9%)
BJ Services Co.* ...................       112,000          $  3,255,000
Bouygues Offshore SA (ADR) .........        32,000               676,000
Canadian Fracmaster Ltd. ...........       117,800               744,480
Canadian Fracmaster Ltd.
  Installment Receipt+ .............       347,500                 1,181
Coflexip (ADR) .....................        11,000               672,375
Dresser Industries, Inc. ...........       366,200            16,135,688
Noble Drilling Corp.* ..............       429,100            10,325,219
Parker Drilling Co.* ...............       142,000             1,002,875
Stolt Comex Seaway, S.A.* ..........       157,100             3,043,812
Stolt Comex Seaway, S.A.
  (ADR)* ...........................        78,550             1,354,987
                                                            ------------
                                                              37,211,617
                                                            ------------
RAILROADS (0.0%)
East Japan Railway Co. .............            55               258,693
Tobu Railway Co. Ltd. ..............        14,000                37,065
Tokyu Corp. ........................        17,000                51,631
                                                            ------------
                                                                 347,389
                                                            ------------
  TOTAL ENERGY (3.4%) ..............                          65,328,339
                                                            ------------
TECHNOLOGY
ELECTRONICS (3.3%)
Altera Corp.* ......................       219,866             6,499,797
Austria Mikro Systeme
  International AG+ ................         1,430                96,869
Cisco Systems, Inc.* ...............       327,250            30,127,453
Electrocomponents PLC ..............         8,375                65,736
Enplas Corp. .......................         2,000                35,204
Fujimi, Inc. .......................        21,200               776,915
Hitachi Ltd. .......................        30,000               195,859
Intel Corp. ........................        66,200             4,907,075
Kyocera Corp. ......................         1,000                48,911
Micronics Japan Co. Ltd. ...........        10,000               140,672
Murata Manufacturing Co., Ltd. .....         8,000               259,703
Nikon Corp. ........................        51,000               367,176
Rohm Co. Ltd. ......................        10,000             1,027,990
Sankyo Engineering Co. .............         4,000                15,553
Solectron Corp.* ...................       216,900             9,123,356
Sterling Commerce, Inc.* ...........        75,000             3,637,500
TDK Corp. ..........................        13,000               961,261
Texas Instruments, Inc. ............        75,000             4,373,437
Tokyo Electron .....................         3,800               116,506
Yokogawa Electric Corp. ............       121,000               645,939
                                                            ------------
                                                              63,422,912
                                                            ------------
OFFICE EQUIPMENT (3.3%)
Bay Networks, Inc.* ................       180,400             5,817,900
Canon, Inc. ........................         5,000               113,620
Ceridian Corp.* ....................       381,400            22,407,250
Compaq Computer Corp. ..............       375,900            10,666,163
Dell Computer Corp.* ...............       170,000            15,778,125
Fujitsu Ltd. .......................        28,000               294,907
Oce-Van De Grinten N.V. ............         1,840                78,367
Policy Management Systems
  Corp.* ...........................       182,600             7,167,050
Ricoh Elemex Corp. .................        10,000                70,697
                                                            ------------
                                                              62,394,079
                                                            ------------
OFFICE EQUIPMENT SERVICES (1.2%)
Accugraph Corp. (Class A)* .........        15,000                12,742
Computer Sciences Corp. ............        85,000             5,440,000


-------------------------------------------------------------------------------
                                           NUMBER               VALUE
                                          OF SHARES           (NOTE 1)
-------------------------------------------------------------------------------
Data Communication System Co.               21,000          $    378,733
First Data Corp. ...................       352,600            11,745,988
Fuji Soft ABC, Inc. ................        24,400               830,818
INES Corp. .........................        33,000               226,158
Mettler-Toledo International,
  Inc.* ............................        95,500             1,915,969
Misys PLC ..........................        30,000             1,705,912
Nippon System Development ..........        22,000               523,734
SAP AG .............................         1,700             1,032,160
                                                            ------------
                                                              23,812,214
                                                            ------------
TELECOMMUNICATIONS (2.8%)
Clearnet Communications, Inc.
  (Class A)* .......................       195,000             2,145,000
Corecomm, Inc.* ....................         3,600                94,500
DDI Corp. ..........................           145               505,230
Energis PLC* .......................       160,000             2,436,874
E.R.G. Limited* ....................     1,050,000               579,391
Ericsson LM (ADR) ..................        49,400             1,442,923
Filtronic Comtek PLC ...............       300,000             2,004,008
Global TeleSystems Group, Inc.*             12,000               585,000
Helsinki Telephone Corp. ...........        38,100             1,772,077
Hong Kong Telecommunications                88,800               166,758
Mannesmann AG ......................         3,500               355,337
NetCom Systems AB
  (B Shares)*+ .....................        22,000               842,547
Nextel Communications, Inc.
  (Class A)* .......................       178,300             4,435,213
SK Telecom Co. Ltd. (ADR) ..........       110,001               611,878
Spectrum Network Systems
  Ltd.*+ ...........................       300,000               148,800
Tadiran Telecommunications Ltd.             30,000               446,250
Tele-Communications TCI
  Ventures Group (Class A)* ........       450,000             9,028,125
Tellabs, Inc.* .....................       228,600            16,373,475
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ..........................         1,000                10,350
Vodafone Group PLC .................       200,000             2,540,080
WorldCom, Inc.* ....................       142,789             6,916,342
                                                            ------------
                                                              53,440,158
                                                            ------------
  TOTAL TECHNOLOGY (10.6%) .........                         203,069,363
                                                            ------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
BTR PLC ............................        73,125               207,603
Crean (James) PLC--Units ...........        40,000                87,129
Damskibs AS (Class B) ..............            25               214,670
GKN PLC* ...........................        10,650               135,793
Hutchison Whampoa ..................       123,000               649,290
Industrias CH S.A. (B Shares)* .....        80,000               262,499
Lagardere S.C.A. ...................         2,100                87,403
Montedison Spa .....................        74,000                91,831
Pilkington PLC .....................        17,397                32,104
Ratin A/S-B ........................           385                81,527
Sime Darby BHD .....................       180,000               124,041
Smiths Industries ..................         5,559                77,054
Sophus Berendsen-B .................           385                15,969
Suez Lyonnaise des Eaux ............         1,000               164,531
Sumitomo Corp. .....................        22,000               105,858
Swire Pacific Ltd. (Class A) .......        50,000               188,758
Tomkins PLC ........................        80,000               434,536
Tyco International Ltd. ............       290,800            18,320,400

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                           NUMBER                    VALUE
                                          OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
U.S. Industries, Inc. ...................  127,550               $    3,156,862
Vivendi .................................   10,850                    2,316,222
Williams Holdings PLC ...................   10,569                       67,954
                                                                 --------------
  TOTAL DIVERSIFIED (1.4%) ..............                            26,822,034
                                                                 --------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (62.6%)
  (Cost $954,846,070)....................                         1,196,197,939
                                                                 --------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
ProSieben Media AG* .....................   19,000                      988,190
                                                                 --------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv. Series A ...................   15,800                    1,003,300
                                                                 --------------
  TOTAL BUSINESS SERVICES (0.1%)                                      1,991,490
                                                                 --------------
CAPITAL GOODS (0.1%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ............................   34,700                    2,650,212
                                                                 --------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines
  Finance Trust
  8.5% Conv. ............................   19,500                    2,478,938
                                                                 --------------
LEISURE RELATED (0.1%)
Royal Caribbean Cruises Ltd.
  7.25% Series A ........................   16,200                    2,041,200
Village Roadshow Ltd. ...................   10,000                       14,880
                                                                 --------------
                                                                      2,056,080
                                                                 --------------
  TOTAL CONSUMER CYCLICALS (0.2%)                                     4,535,018
                                                                 --------------
CONSUMER NONCYCLICALS (0.1%)
CONTAINERS
Owens-Illinois, Inc.
  4.75% Conv. ...........................   18,300                      953,887
                                                                 --------------
CREDIT SENSITIVE
BANKS (0.0%)
Bank Austria AG .........................   10,000                      812,099
                                                                 --------------
INSURANCE (0.1%)
Life Re Capital Trust II
  6.0% Conv. ............................   19,200                    1,464,000
                                                                 --------------
UTILITY--ELECTRIC (0.1%)
AES Trust I
  5.375% Conv. Series A .................   26,700                    2,082,600
                                                                 --------------
  TOTAL CREDIT SENSITIVE (0.2%) .........                             4,358,699
                                                                 --------------
TECHNOLOGY
ELECTRONICS (0.1%)
L&H Capital Trust I
  4.75% Conv.+ ..........................   18,000                    1,143,000
                                                                 --------------
TELECOMMUNICATIONS (0.5%)
ICG Communications, Inc.
  6.75% Conv. ...........................   11,600                      965,700
Intermedia
  Communications, Inc.:
 7.0% Conv.+ ............................   23,000                    1,265,000
 7.0% Conv. Series D ....................   17,700                      973,500


-------------------------------------------------------------------------------
                                           NUMBER                     VALUE
                                          OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
IXC Communications, Inc.
  6.75% Conv.+ ..........................   23,600               $    1,132,800
Mobile Telecommunications
  $2.25 Conv. ...........................   11,700                      409,500
Nextel Strypes Trust
  7.25% Conv. ...........................   54,200                    1,205,950
Nokia Oyj (A Shares) ....................   38,184                    2,810,233
WinStar Communications, Inc.
  7.0% Conv.+ ...........................   29,500                    1,596,688
                                                                 --------------
                                                                     10,359,371
                                                                 --------------
  TOTAL TECHNOLOGY (0.6%) ...............                            11,502,371
                                                                 --------------
TOTAL PREFERRED STOCKS (1.3%)
  (Cost $19,960,038) ....................                            25,991,677
                                                                 --------------

                                           PRINCIPAL
                                            AMOUNT
                                        --------------
LONG-TERM DEBT SECURITIES:

BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.1%)
Clear Channel
  Communications, Inc.
  2.625% Conv., 04/01/03 ............   $   605,000                     645,837
P-Com, Inc.:
 4.25% Conv., 11/01/02+ .............     1,095,000                     792,506
 4.25% Conv., 11/01/02 ..............       330,000                     238,838
                                                                 --------------
                                                                      1,677,181
                                                                 --------------
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
  7.0% Conv., 11/01/02 ..............       450,000                   1,241,438
Personnel Group of America:
 5.75% Conv., 07/01/04+ .............       295,000                     375,756
 5.75% Conv., 07/01/04 ..............       280,000                     356,650
                                                                 --------------
                                                                      1,973,844
                                                                 --------------
  TOTAL BUSINESS SERVICES (0.2%).....                                 3,651,025
                                                                 --------------
CAPITAL GOODS
AEROSPACE (0.4%)
Coltec Industries, Inc.
  7.5%, 04/15/08+ ...................     7,540,000                   7,464,600
Orbital Sciences Corp.:
 5.0% Conv., 10/01/02 ...............        55,000                      82,500
 5.0% Conv., 10/01/02+ ..............       545,000                     817,500
                                                                 --------------
  TOTAL CAPITAL GOODS (0.4%) ........                                 8,364,600
                                                                 --------------
CONSUMER CYCLICALS
AUTO RELATED (0.4%)
Federal Mogul Corp.
  7.75%, 07/01/06 ...................     6,775,000                   6,808,875
                                                                 --------------
RETAIL--GENERAL (0.1%)
Home Depot, Inc.
  3.25% Conv. Sub. Note,
  10/01/01 ..........................       780,000                   1,431,300
Office Depot, Inc.
  Zero Coupon, 11/01/08 .............       725,000                     557,344
                                                                 --------------
                                                                      1,988,644
                                                                 --------------
  TOTAL CONSUMER CYCLICALS (0.5%)                                     8,797,519
                                                                 --------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
                                               PRINCIPAL              VALUE
                                                 AMOUNT              (NOTE 1)
-------------------------------------------------------------------------------
CONSUMER NONCYCLICALS
DRUGS (0.3%)
Centocor, Inc.
  4.75% Conv., 02/15/05+ ............         $   620,000         $    609,925
MedImmune, Inc.:
 7.0% Conv., 07/01/03 ...............             670,000            2,157,400
 7.0% Conv. Sub. Note,
  07/01/03+ .........................             400,000            1,288,000
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00 ..............             590,000              766,263
 4.25% Conv., 05/31/00+ .............             460,000              597,425
                                                                  ------------
                                                                     5,419,013
                                                                  ------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
Alternative Living Services Ltd.
  5.25% Conv., 12/15/02 .............             495,000              553,781
Beckman Coulter, Inc.
  7.45%, 03/04/98+ ..................           3,850,000            3,921,995
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01 (a)+ .........             925,000              111,000
RES-Care, Inc.
  6.0% Conv., 12/01/04+ .............             820,000              938,900
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ..............             395,000              438,450
                                                                  ------------
                                                                     5,964,126
                                                                  ------------
MEDIA & CABLE (0.7%)
Time Warner, Inc.
  9.125%, 01/15/13 ..................          10,250,000           12,474,762
                                                                  ------------
  TOTAL CONSUMER NONCYCLICALS (1.3%)                                23,857,901
                                                                  ------------
CREDIT SENSITIVE
BANKS (0.8%)
Fuji Bank Ltd.
  9.87%, 12/31/49+ ..................           7,000,000            6,151,250
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 .............              20,800                2,313
St. George Bank Ltd.
  7.15%, 10/15/05+ ..................           9,525,000            9,885,712
                                                                  ------------
                                                                    16,039,275
                                                                  ------------
FINANCIAL SERVICES (0.7%)
Corp Andina de Fomento
  7.25%, 03/01/07 ...................          11,300,000           11,338,533
RAC Financial Group, Inc.:
 7.25% Conv., 08/15/03 ..............             205,000              484,953
 7.25% Conv. Sub. Note,
  08/15/03+ .........................             505,000            1,194,641
                                                                  ------------
                                                                    13,018,127
                                                                  ------------
MORTGAGE RELATED (6.5%)
Federal Home Loan
  Mortgage Corp.:
 7.0%, 09/01/11 .....................           8,108,292            8,252,725
 7.0%, 01/01/12 .....................           3,860,351            3,929,116
Federal National Mortgage
  Association:
 6.5%, 01/01/11 .....................             757,311              761,568
 6.0%, 04/01/11 .....................          10,465,454           10,347,666
 6.5%, 09/01/11 .....................           7,409,467            7,451,108
 7.0%, 05/01/26 .....................           8,817,488            8,941,418
 7.0%, 08/01/26 .....................           2,050,314            2,079,131
 7.0%, 09/01/27 .....................           3,333,450            3,380,301
 7.0%, 01/01/28 .....................          18,812,101           19,076,505


-------------------------------------------------------------------------------
                                               PRINCIPAL             VALUE
                                                 AMOUNT             (NOTE 1)
-------------------------------------------------------------------------------
Government National Mortgage
  Association:
 7.5%, 12/15/25 .....................         $ 1,846,687         $  1,896,899
 7.5%, 01/15/27 .....................           1,865,446            1,916,167
 7.5%, 04/15/27 .....................           1,882,683            1,933,873
 7.5%, 05/15/27 .....................           1,828,447            1,878,162
 7.5%, 06/15/27 .....................           1,876,183            1,928,359
 7.0%, 07/15/27 .....................           3,859,581            3,919,906
 7.5%, 09/15/27 .....................           1,835,483            1,885,390
 7.5%, 11/15/27 .....................           1,870,471            1,921,329
 7.0%, 02/15/28 .....................          13,348,498           13,557,135
 6.5%, 03/15/28 .....................          17,778,543           17,734,097
 7.0%, 05/15/28 .....................          11,780,513           11,964,643
                                                                  ------------
                                                                   124,755,498
                                                                  ------------
UTILITY--ELECTRIC (0.4%)
National Grid Group PLC
  4.25% Conv., 02/17/08 .............              41,000               78,142
Texas Utilities (Series C)
  6.375%, 01/01/08 ..................           6,900,000            6,771,025
                                                                  ------------
                                                                     6,849,167
                                                                  ------------
U.S. GOVERNMENT (10.3%)
U.S. Treasury:
 6.375% Note, 05/15/99 ..............          15,925,000           16,034,484
 6.0% Note, 08/15/00 ................          34,200,000           34,520,625
 6.25% Note, 04/30/01 ...............          26,500,000           26,988,607
 6.5% Note, 08/31/01 ................          27,775,000           28,521,453
 6.5% Note, 05/31/02 ................          26,250,000           27,119,531
 6.875% Note, 05/15/06 ..............           4,100,000            4,440,813
 6.125% Bond, 11/15/27 ..............          55,610,000           59,589,618
                                                                  ------------
                                                                   197,215,131
                                                                  ------------
  TOTAL CREDIT SENSITIVE (18.7%).....                              357,877,198
                                                                  ------------
ENERGY
GAS (0.2%)
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ .................           3,500,000            3,494,439
                                                                  ------------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Diamond Offshore Drilling, Inc.
 3.75% Conv. Sub. Note,
  02/15/07 ..........................           1,210,000            1,400,575
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 ..............             575,000              704,375
Seacor Holdings, Inc.:
  5.375% Conv., 11/15/06 ............             100,000              112,000
 5.375% Conv., 11/15/06+ ............             140,000              156,800
                                                                  ------------
                                                                     2,373,750
                                                                  ------------
  TOTAL ENERGY (0.3%) ...............                                5,868,189
                                                                  ------------
TECHNOLOGY
ELECTRONICS (0.7%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 .............           1,485,000            1,362,488
HNC Software, Inc.
  4.75% Conv., 03/01/03 .............             780,000              887,250
Level One Communications, Inc.:
 4.0% Conv., 09/01/04+ ..............             670,000              739,512
 4.0% Conv., 09/01/04 ...............             400,000              441,500
Network Associates, Inc.
  Zero Coupon, 02/13/18+ ............           2,620,000            1,228,125

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1998 (Unaudited)

---------------------------------------------------------------------
                                      PRINCIPAL          VALUE
                                        AMOUNT          (NOTE 1)
---------------------------------------------------------------------
Photronics, Inc.
  6.0% Conv., 06/01/04 ............  $ 1,485,000      $  1,603,800
Sanmina Corp.
  5.5% Conv., 08/15/02+ ...........    1,030,000         3,169,825
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ ...........    1,280,000         2,064,000
Solectron Corp.
  6.0% Conv., 03/01/06+ ...........    1,180,000         1,595,950
Wind River Systems, Inc.
  5.0% Conv., 08/01/02+ ...........      245,000           243,775
                                                    --------------
                                                        13,336,225
                                                    --------------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
 5.75% Conv., 10/01/06 ............      270,000           341,550
 5.75% Conv. Sub. Note,
  10/01/06+ .......................    1,295,000         1,638,175
                                                    --------------
                                                         1,979,725
                                                    --------------
  TOTAL TECHNOLOGY (0.8%) .........                     15,315,950
                                                    --------------
TOTAL LONG-TERM DEBT SECURITIES (22.2%)
 (Amortized Cost $411,597,553).....                    423,732,382
                                                    --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
BankBoston Corp.
  5.47%, 07/01/98 .................    6,500,000         6,500,000
First Union National Bank
  5.52%, 07/30/98 .................   10,000,000         9,955,694
Suntrust Banks, Inc.:
 5.47%, 07/06/98 ..................    8,000,000         8,001,806
 5.47%, 07/16/98 ..................   15,144,698        15,110,244
                                                    --------------
  TOTAL BANKERS' ACCEPTANCES (2.1%)                     39,567,744
                                                    --------------
COMMERCIAL PAPER
Clipper Receivables Corp.
  5.61%, due 08/10/98 .............   35,000,000        34,783,000
Dresdner Bank AG
  6.0%, due 07/01/98 ..............    4,300,000         4,300,000
Mobil Credit Finance Corp.
  6.15%, due 07/01/98 .............   29,800,000        29,800,000
Old Line Funding Corp.
  6.3%, due 07/01/98 ..............   15,000,000        15,000,000
Rose Funding Ltd.
  5.62%, due 08/26/98 .............   22,500,000        22,305,051


--------------------------------------------------------------------
                                      PRINCIPAL         VALUE
                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------
Shefield Receivables Corp.
  6.35%, due 07/01/98 .............  $14,000,000  $   14,000,000
Variable Funding Capital Corp.
  5.66%, due 07/27/98 .............   23,425,000      23,329,583
                                                  ----------------
  TOTAL COMMERCIAL PAPER (7.5%)                      143,517,634
                                                  ----------------
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.:
 5.85%, due 07/01/98 ..............   18,200,000      18,200,000
 5.5%, due 07/23/98 ...............    5,000,000       4,983,255
Federal National Mortgage
  Association:
 5.6%, due 07/06/98 ...............   15,000,000      14,988,333
 5.51%, due 07/21/98 ..............   10,000,000       9,969,388
 5.48%, due 07/29/98 ..............    5,000,000       4,978,766
                                                  ----------------
  TOTAL U.S. GOVERNMENT AGENCIES (2.8%)               53,119,742
                                                  ----------------
TOTAL SHORT-TERM DEBT SECURITIES (12.4%)
 (Amortized Cost $236,205,120)                       236,205,120
                                                  ----------------
TOTAL INVESTMENTS (98.5%)
  (Cost/Amortized Cost $1,622,608,781)             1,882,127,118
OTHER ASSETS
  LESS LIABILITIES (1.5%) .........                   29,502,925
                                                  ----------------
NET ASSETS (100.0%) ...............               $1,911,630,043
                                                  ================

--------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Canada .....................................................   0.2%
France .....................................................   1.0
Germany ....................................................   0.9
Japan ......................................................   2.8
Latin America ..............................................   0.2
Netherlands ................................................   1.0
New Zealand & Australia ....................................   0.9
Scandinavia ................................................   1.1
Southeast Asia .............................................   0.3
Spain ......................................................   0.8
Switzerland ................................................   0.7
United Kingdom .............................................   3.1
United States** ............................................  85.9
Other European Countries ...................................   1.1
                                                             -----
                                                             100.0%
                                                             =====

----------
*     Non-income producing.

**    Includes Short-Term Debt Securities of 12.5%.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1998, these securities amounted to $61,530,065 or 3.2% of net assets.

(a) Subsequent to June 30, 1998, on July 15, 1998, this security defaulted on its interest payment.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)

1. Organization and Significant Accounting Policies

     The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among fourteen Portfolios (the "Portfolios"): Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares was redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

     Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, and to separate accounts of other insurance companies unaffiliated with Equitable. Class IB shares are offered to an insurance company separate account of Equitable.

     The investment objectives of each Portfolio are as follows:

     Alliance Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

     Alliance Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

     Alliance Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

     Alliance High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

     Alliance Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

     Alliance Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's Corporation 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

     Alliance Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

     Alliance Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

     Alliance International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

     Alliance Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

     Alliance Small Cap Growth Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by smaller-sized companies with strong growth potential.

     Alliance Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

     Alliance Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

     Alliance Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the
Trust:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

     Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

     Except for the Alliance Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Alliance Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

     Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

     Interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

     Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

     The Board of Trustees has approved the lending of portfolio securities, through its custodian bank, Chase Manhattan Bank ("Chase"), acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the securities loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase invests the cash collateral in short-term investments and retains a portion of the interest earned. Chase will indemnify the Portfolios from any loss resulting from a borrower's failure to return a loaned security when due. The following table shows the value of securities loaned and collateral received at June 30, 1998, and the security loan fees received, net of rebates paid, for the six months ended June 30, 1998. Such net fees are included in interest income in the accompanying Statements of Operations.

                                                            VALUE OF           VALUE OF
                                                           SECURITIES         COLLATERAL       SECURITY LOAN
PORTFOLIO                                                    LOANED            RECEIVED*       FEES RECEIVED
---------                                                    ------            ---------       -------------
Alliance Intermediate Government Securities .........    $   41,205,054     $   42,371,576      $   32,971
Alliance Quality Bond ...............................        45,019,107         46,370,421          70,545
Alliance Growth and Income ..........................        50,522,110         52,777,716          74,444
Alliance Equity Index ...............................       167,230,007        174,024,853          69,307
Alliance Common Stock ...............................     1,002,263,880      1,011,064,330         583,963
Alliance Global .....................................       144,191,508        148,690,231         276,310
Alliance International ..............................        13,980,096         14,808,756          53,153
Alliance Aggressive Stock ...........................       749,371,638        757,759,100       1,307,190
Alliance Conservative Investors .....................        94,382,999         97,923,988          97,243
Alliance Balanced ...................................       521,588,307        538,557,867         561,192
Alliance Growth Investors ...........................       383,407,812        395,157,241         496,291

----------
* Including U.S. Government securities valued at $28,973,156, $11,541,311, $754,800, $15,330,600, $1,745,225, $323,000, $798,000, $23,284,316,
      $85,833,902 and $43,789,734 for the Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

   (i) market value of investment securities, other assets and liabilities--at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

     The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

     Options Written:

     All Portfolios (except for the Alliance Money Market and Alliance Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are realized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

     Futures and Forward Contracts:

     Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or U.S. Treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

     Limitations on Market and Credit Risk:

     Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous related to the market price. The contract amounts of these futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

     Statement of Position 93-2:

     For the year ended December 31, 1997, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                          ALLIANCE                             ALLIANCE
                                        INTERMEDIATE    ALLIANCE   ALLIANCE     GROWTH      ALLIANCE      ALLIANCE
                                         GOVERNMENT     QUALITY      HIGH         AND        EQUITY        COMMON         ALLIANCE
                                         SECURITIES       BOND       YIELD      INCOME       INDEX          STOCK          GLOBAL
                                          PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO       PORTFOLIO
                                          ---------    ---------   ---------   ---------   ---------      ---------       ---------
Undistributed (overdistributed) net
 investment income .....................  $ (4,160)    $ 664,479   $  28,777   $  48,024   $  260,751   $ (2,631,075)  $ 15,935,865
Accumulated net realized gain (loss) ...     4,160      (664,479)    (28,777)    (48,024)    (260,751)     2,631,075    (15,935,865)

                                                              ALLIANCE     ALLIANCE     ALLIANCE                    ALLIANCE
                                               ALLIANCE      AGGRESSIVE   SMALL CAP   CONSERVATIVE    ALLIANCE       GROWTH
                                            INTERNATIONAL      STOCK        GROWTH      INVESTORS     BALANCED     INVESTORS
                                              PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                                              ---------      ---------    ---------     ---------     ---------    ---------
Paid-in capital ..........................  $        --     $        --   $ (7,066)     $      --      $     --   $        --
Undistributed (overdistributed) net
 investment income .......................    3,322,727       1,777,082        410       (146,376)       58,776     4,831,809
Accumulated net realized gain (loss) .....   (3,322,727)     (1,777,082)     6,656        146,376       (58,776)   (4,831,809)

     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the period from November 1, 1997 to December 31, 1997 certain Portfolios incurred and elected to defer until January 1, 1998 for U.S. Federal income tax purposes net capital and net currency losses of approximately:

                                               CAPITAL      CURRENCY
PORTFOLIO                                      LOSSES        LOSSES
---------                                      ------        ------
Alliance Equity Index ...................    $       --     $  3,600
Alliance Common Stock ...................            --       33,030
Alliance Global .........................            --      433,526
Alliance International ..................     4,160,819      670,264
Alliance Small Cap Growth ...............     1,448,447           --
Alliance Conservative Investors .........            --       37,085
Alliance Balanced .......................            --       61,818
Alliance Growth Investors ...............            --       81,786

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

2. Management of the Trust

     Alliance Capital Management L.P. ("Alliance"), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. Under the terms of an Investment Advisory Agreement, Alliance receives fees from each Portfolio at the following rates:

                                                                        AVERAGE DAILY NET ASSETS
                                                  ---------------------------------------------------------------------
                                                       FIRST          NEXT          NEXT          NEXT
                                                   $750 MILLION   $750 MILLION   $1 BILLION   $2.5 BILLION   THEREAFTER
                                                  -------------- -------------- ------------ -------------- -----------
PORTFOLIO
---------
Alliance Money Market ...........................       .350%          .325%         .300%         .280%        .270%
Alliance Intermediate Government Securities .....       .500%          .475%         .450%         .430%        .420%
Alliance Quality Bond ...........................       .525%          .500%         .475%         .455%        .445%
Alliance High Yield .............................       .600%          .575%         .550%         .530%        .520%
Alliance Growth and Income ......................       .550%          .525%         .500%         .480%        .470%
Alliance Equity Index ...........................       .325%          .300%         .275%         .255%        .245%
Alliance Common Stock ...........................       .475%          .425%         .375%         .355%        .345%*
Alliance Global .................................       .675%          .600%         .550%         .530%        .520%
Alliance International ..........................       .900%          .825%         .800%         .780%        .770%
Alliance Aggressive Stock .......................       .625%          .575%         .525%         .500%        .475%
Alliance Small Cap Growth .......................       .900%          .850%         .825%         .800%        .775%
Alliance Conservative Investors .................       .475%          .425%         .375%         .350%        .325%
Alliance Balanced ...............................       .450%          .400%         .350%         .325%        .300%
Alliance Growth Investors .......................       .550%          .500%         .450%         .425%        .400%

----------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

3. Distribution Plan

     Each Portfolio's Distribution Plan permits the Portfolio to pay a distribution fee of up to 0.50% of the average daily net assets attributable to its Class IB shares. The Trust, on behalf of each Portfolio, has entered into distribution agreements ("the Class IB Distribution Agreements") pursuant to the Distribution Plans with each of Equitable Distributors, Inc. ("EDI") and EQ Financial Consultants, Inc. ("EQ Financial") (each a "Class IB Distributor"). Both EDI and EQ Financial are indirect, wholly-owned subsidiaries of the Equitable. The Class IB Distribution Agreements provide that each Class IB Distributor receives payments from each Portfolio (except the Alliance Small Cap Growth Portfolio) at a rate equal to 0.25% of the average daily net assets of such Portfolio attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan. With respect to the Alliance Small Cap Growth Portfolio, this amount shall not exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares for which each Class IB Distributor provides services and/or assumes expenses under the Distribution Plan and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in a ratio of expenses to average daily net assets attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan equaling 1.20%.

     The Distribution Plans provide that EDI and EQ Financial will use the payments received under the Class IB Distribution Agreements for services rendered (and expenses borne) in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. Since the Class IB Distributors' compensation is not directly tied to their expenses, the amount of compensation received under the Class IB Distribution Agreements during any year may be more or less than actual expenses. For this reason, the Distribution Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

4. Investment Transactions

     Investment security transactions, excluding short-term debt securities, for the six months ended June 30, 1998 were as follows:

                                                                  PURCHASES                                SALES
                                                     -----------------------------------     -----------------------------------
                                                        STOCKS AND       U.S. GOVERNMENT        STOCKS AND       U.S. GOVERNMENT
PORTFOLIO                                            DEBT SECURITIES       AND AGENCIES      DEBT SECURITIES      AND AGENCIES
---------                                            ---------------       ------------      ---------------      ------------
Alliance Intermediate Government Securities .....    $           --        $240,273,947      $           --       $212,054,353
Alliance Quality Bond ...........................        46,850,622         186,037,749          35,999,852        185,554,943
Alliance High Yield .............................       784,224,330                  --         622,752,248                 --
Alliance Growth and Income ......................       474,637,774                  --         298,445,333                 --
Alliance Equity Index ...........................       288,151,779                  --          20,869,311                 --
Alliance Common Stock ...........................     3,224,654,751                  --       2,532,457,740                 --
Alliance Global .................................       301,685,855                  --         283,428,204                 --
Alliance International ..........................        50,749,662                  --          51,059,481                 --
Alliance Aggressive Stock .......................     2,313,813,502                  --       2,365,321,131                 --
Alliance Small Cap Growth .......................       190,002,273                  --          88,679,096                 --
Alliance Conservative Investors .................        60,434,954          64,063,884          63,003,552         55,683,210
Alliance Balanced ...............................       419,337,376         247,552,119         488,114,493        262,437,179
Alliance Growth Investors .......................       569,598,444         218,780,429         633,438,084        164,895,887

----------
No activity is shown for the Alliance Money Market Portfolio since it trades exclusively in short-term debt securities.

     Transactions in options written for the six months ended June 30, 1998 are summarized as follows:

                                                                            ALLIANCE
                                                                          COMMON STOCK
                                                                            PORTFOLIO
                                                                  -----------------------------
                                                                  NUMBER OF          PREMIUMS
                                                                  CONTRACTS          RECEIVED
                                                                  ---------      --------------
Options outstanding--January 1, 1998 ........................       365,250      $  103,560,700
Options written .............................................     1,138,900         302,907,624
Options terminated in closing purchase transactions .........      (316,330)        (79,443,730)
Options expired .............................................      (472,370)       (127,402,685)
Options exercised ...........................................      (412,950)       (119,084,250)
                                                                  ---------      --------------
Options outstanding--June 30, 1998 ..........................       302,500      $   80,537,659
                                                                  =========      ==============

     The Portfolios (except for the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At June 30, 1998, the Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

                                                       CONTRACT         COST ON          U.S. $          UNREALIZED
                                                        AMOUNT        ORIGINATION        CURRENT        APPRECIATION
ALLIANCE GLOBAL PORTFOLIO:                              (000'S)          DATE             VALUE        (DEPRECIATION)
--------------------------                              -------          ----             -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 07/21/98-08/10/98 .........   12,230,000      $ 93,158,739     $ 88,720,595     $ (4,438,144)
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 07/21/98-10/29/98 .........   16,230,000       122,831,344      118,101,438        4,729,906
                                                                                                       ------------
                                                                                                       $    291,762
                                                                                                       ============

                                                       CONTRACT       COST ON          U.S. $          UNREALIZED
                                                        AMOUNT      ORIGINATION        CURRENT        APPRECIATION
ALLIANCE INTERNATIONAL PORTFOLIO:                      (000'S)          DATE            VALUE        (DEPRECIATION)
---------------------------------                      -------          ----            -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 07/21/98-08/10/98 .........   3,440,000      $26,200,904     $24,955,759      $ (1,245,145)
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 07/21/98-10/29/98 .........   4,730,000       35,722,970      34,431,081         1,291,889
                                                                                                     ------------
                                                                                                     $     46,744
                                                                                                     ============

                                                      CONTRACT       COST ON         U.S. $         UNREALIZED
                                                       AMOUNT      ORIGINATION       CURRENT       APPRECIATION
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:             (000'S)         DATE           VALUE       (DEPRECIATION)
------------------------------------------             -------         ----           -----       --------------
FOREIGN CURRENCY BUY CONTRACTS
Finnish Markka, settling 07/02/98 ................         21      $    4,000      $    3,878       $    (122)
Japanese Yen, settling 08/10/98 ..................    270,000       2,055,655       1,959,716         (95,939)
Portuguese Escudos, settling 07/02/98 ............      2,150          12,034          11,644            (390)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollars, settling 07/01/98 ............         53          31,197          32,605          (1,408)
British Pounds, settling 07/01/98 ................          7          11,077          11,166             (89)
French Franc, settling 07/31/98 ..................         28           4,629           4,720             (91)
Japanese Yen, settling 07/02/98-10/29/98 .........    362,456       2,728,597       2,638,632          89,965
Swedish Krona, settling 07/02/98 .................         64           7,757           7,999            (242)
                                                                                                    ---------
                                                                                                    $  (8,316)
                                                                                                    =========

                                                         CONTRACT        COST ON          U.S. $         UNREALIZED
                                                          AMOUNT       ORIGINATION       CURRENT        APPRECIATION
ALLIANCE BALANCED PORTFOLIO:                              (000'S)          DATE           VALUE        (DEPRECIATION)
----------------------------                              -------          ----           -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
Deutsche Marks, settling 07/01/98-07/02/98 .........          137      $    76,830     $    75,889      $     (941)
Finnish Markka, settling 07/02/98 ..................          170           32,002          31,027            (975)
Japanese Yen, settling 07/02/98-08/10/98 ...........    2,356,697       17,940,453      17,105,103        (835,350)
Portuguese Escudos, settling 07/02/98 ..............       21,500          116,437         116,443               6
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollars, settling 07/01/98 ..............          421          254,863         260,838          (5,975)
British Pounds, settling 07/01/98 ..................           74          122,538         122,833            (295)
French Franc, settling 07/31/98 ....................          215           35,009          35,699            (690)
Japanese Yen, settling 07/01/98-10/29/98 ...........    3,184,209       23,959,400      23,183,677         775,723
                                                                                                        ----------
                                                                                                        $  (68,497)
                                                                                                        ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

                                                            CONTRACT        COST ON          U.S. $         UNREALIZED
                                                             AMOUNT       ORIGINATION       CURRENT        APPRECIATION
ALLIANCE GROWTH INVESTORS PORTFOLIO:                         (000'S)          DATE           VALUE        (DEPRECIATION)
------------------------------------                         -------          ----           -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 07/01/98-07/02/98 ............           99      $   166,159     $   165,971     $       (188)
Deutsche Marks, settling 07/02/98 .....................           91           51,241          50,644             (597)
Japanese Yen, settling 07/21/98-08/10/98 ..............    5,610,000       42,743,780      40,697,783       (2,045,997)
Portuguese Escudos, settling 07/02/98 .................        5,160           28,881          27,946             (935)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 07/06/98 .....................           45           74,751          75,308             (557)
French Franc, settling 07/03/98 .......................          463           75,621          76,564             (943)
Japanese Yen, settling 07/01/98-10/29/98 ..............    7,498,123       56,687,029      54,554,877        2,132,152
Malaysian Ringgit, settling 07/01/98-07/03/98 .........           29            6,889           7,046             (157)
Norwegian Krone, settling 07/02/98 ....................          303           38,277          39,529           (1,252)
Swiss Franc, settling 07/12/98 ........................          112           74,995          74,290              705
                                                                                                          ------------
                                                                                                          $     82,231
                                                                                                          ============

     As of June 30, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

                                                                                GROSS UNREALIZED               NET UNREALIZED
                                                         COST OF       -----------------------------------      APPRECIATION
PORTFOLIO                                              INVESTMENTS       APPRECIATION       DEPRECIATION       (DEPRECIATION)
---------                                              -----------       ------------       ------------       --------------
Alliance Money Market ...........................    $  675,482,450     $      166,050     $       (1,802)    $      164,248
Alliance Intermediate Government Securities .....       152,597,186          1,408,590            (26,299)         1,382,291
Alliance Quality Bond ...........................       234,536,761          3,399,631         (1,837,288)         1,562,343
Alliance High Yield .............................       600,788,681         10,950,872        (20,189,737)        (9,238,865)
Alliance Growth and Income ......................       738,960,321        119,061,824        (21,959,924)        97,101,900
Alliance Equity Index ...........................       993,357,535        407,728,504        (13,004,803)       394,723,701
Alliance Common Stock ...........................     8,315,561,268      3,864,476,342       (274,804,964)     3,589,671,378
Alliance Global .................................     1,137,502,011        426,073,523       (144,847,520)       281,226,003
Alliance International ..........................       213,277,174         46,814,207        (40,842,121)         5,972,086
Alliance Aggressive Stock .......................     4,424,363,874        852,695,940       (236,299,743)       616,396,197
Alliance Small Cap Growth .......................       278,634,955         26,820,991        (19,973,521)         6,847,470
Alliance Conservative Investors .................       317,591,028         32,072,756         (4,401,965)        27,670,791
Alliance Balanced ...............................     1,619,084,409        292,881,347        (39,841,293)       253,040,054
Alliance Growth Investors .......................     1,626,166,835        338,016,581        (82,056,298)       255,960,283

     During the year ended December 31, 1997, the Alliance Intermediate Government Securities and Alliance Quality Bond Portfolios utilized available capital loss carryforwards of $999,418 and $4,993,810, respectively.

     The Alliance Intermediate Government Securities Portfolio had net capital loss carryforwards of $8,831,948 (of which $8,349,809 expires in the year 2002 and $482,139 expires in the year 2004). To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

5. Capital Share Transactions

     At June 30, 1998, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.

     Transactions in Shares were as follows:

                                                                      ALLIANCE
                                      ALLIANCE                      INTERMEDIATE
                                    MONEY MARKET               GOVERNMENT SECURITIES
                                     PORTFOLIO                       PORTFOLIO
                          -------------------------------- ------------------------------
                             SIX MONTHS      YEAR ENDED       SIX MONTHS     YEAR ENDED
                               ENDED        DECEMBER 31,        ENDED       DECEMBER 31,
                           JUNE 30, 1998        1997        JUNE 30, 1998       1997
                          --------------- ---------------- --------------- --------------
                            (UNAUDITED)                      (UNAUDITED)
Class IA
--------
Shares sold .............    59,133,390       88,164,162       3,726,944      4,317,481
Shares issued in
 reinvestment of
 dividends and
 distributions ..........     1,098,741        2,138,588         344,987        605,567
                             ----------       ----------       ---------      ---------
Total shares issued .....    60,232,131       90,302,750       4,071,931      4,923,048
Shares redeemed .........   (59,096,740)     (91,686,416)     (1,906,065)    (2,249,794)
                            -----------      -----------      ----------     ----------
Net increase
 (decrease) .............     1,135,391       (1,383,666)      2,165,866      2,673,254
                            ===========      ===========      ==========     ==========
                                     ALLIANCE                       ALLIANCE
                                   QUALITY BOND                    HIGH YIELD
                                    PORTFOLIO                       PORTFOLIO
                          ------------------------------ -------------------------------
                             SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                               ENDED       DECEMBER 31,       ENDED        DECEMBER 31,
                           JUNE 30, 1998       1997       JUNE 30, 1998        1997
                          --------------- -------------- --------------- ---------------
                            (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold .............    3,673,956       5,108,456      11,651,240      15,273,062
Shares issued in
 reinvestment of
 dividends and
 distributions ..........      615,566       1,161,537       1,817,307       3,903,981
                             ---------       ---------      ----------      ----------
Total shares issued .....    4,289,522       6,269,993      13,468,547      19,177,043
Shares redeemed .........     (560,741)     (1,749,691)     (4,584,632)     (4,915,625)
                             ---------      ----------      ----------      ----------
Net increase
 (decrease) .............    3,728,781       4,520,302       8,883,915      14,261,418
                             =========      ==========      ==========      ==========

                                  ALLIANCE                       ALLIANCE
                             GROWTH AND INCOME                 EQUITY INDEX
                                 PORTFOLIO                      PORTFOLIO
                       ------------------------------ ------------------------------
                          SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                            ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                        JUNE 30, 1998       1997       JUNE 30, 1998       1997
                       --------------- -------------- --------------- --------------
                         (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold ..........     9,627,187     17,042,406     13,491,843      25,418,356
Shares issued in
 reinvestment of
 dividends and
 distributions .......        36,643      2,393,845        335,541         723,055
                           ---------     ----------     ----------      ----------
Total shares issued...     9,663,830     19,436,251     13,827,384      26,141,411
Shares redeemed ......    (1,102,131)    (1,171,007)      (997,902)     (3,834,705)
                          ----------     ----------     ----------      ----------
Net increase .........     8,561,699     18,265,244     12,829,482      22,306,706
                          ==========     ==========     ==========      ==========
                                   ALLIANCE                        ALLIANCE
                                 COMMON STOCK                       GLOBAL
                                  PORTFOLIO                        PORTFOLIO
                       -------------------------------- -------------------------------
                          SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                            ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                        JUNE 30, 1998        1997        JUNE 30, 1998        1997
                       --------------- ---------------- --------------- ---------------
                         (UNAUDITED)                      (UNAUDITED)
Class IA
--------
Shares sold ..........    23,721,723       50,744,225       4,129,115      13,465,598
Shares issued in
 reinvestment of
 dividends and
 distributions .......     1,980,672       35,866,900         336,101       5,883,409
                          ----------       ----------       ---------      ----------
Total shares issued...    25,702,395       86,611,125       4,465,216      19,349,007
Shares redeemed ......   (13,929,238)     (18,396,632)     (3,825,536)     (8,663,149)
                         -----------      -----------      ----------      ----------
Net increase .........    11,773,157       68,214,493         639,680      10,685,858
                         ===========      ===========      ==========      ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998

                                   ALLIANCE                         ALLIANCE
                                INTERNATIONAL                   AGGRESSIVE STOCK
                                  PORTFOLIO                        PORTFOLIO
                       -------------------------------- --------------------------------
                          SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                            ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                        JUNE 30, 1998        1997        JUNE 30, 1998        1997
                       --------------- ---------------- --------------- ----------------
                         (UNAUDITED)                      (UNAUDITED)
Class IA
--------
Shares sold ..........    26,575,247       17,702,398      17,176,957       34,847,127
Shares issued in
 reinvestment of
 dividends and
 distributions .......       127,334        1,469,420          62,433       11,233,155
                          ----------       ----------      ----------       ----------
Total shares issued...    26,702,581       19,171,818      17,239,390       46,080,282
Shares redeemed ......   (26,248,625)     (13,816,916)    (20,180,430)     (27,155,091)
                         -----------      -----------     -----------      -----------
Net increase
 (decrease) ..........       453,956        5,354,902      (2,941,040)      18,925,191
                         ===========      ===========     ===========      ===========
                                  ALLIANCE                       ALLIANCE
                              SMALL CAP GROWTH            CONSERVATIVE INVESTORS
                                 PORTFOLIO                       PORTFOLIO
                       ------------------------------ -------------------------------
                                        MAY 1, 1997*
                          SIX MONTHS         TO          SIX MONTHS      YEAR ENDED
                            ENDED       DECEMBER 31,       ENDED        DECEMBER 31,
                        JUNE 30, 1998       1997       JUNE 30, 1998        1997
                       --------------- -------------- --------------- ---------------
                         (UNAUDITED)                    (UNAUDITED)
Class IA
--------
Shares sold ..........    24,307,282     12,473,113       1,702,646       2,875,061
Shares issued in
 reinvestment of
 dividends and
 distributions .......         1,203        185,690         494,328       1,809,193
                          ----------     ----------       ---------       ---------
Total shares issued...    24,308,485     12,658,803       2,196,974       4,684,254
Shares redeemed ......   (18,031,728)    (4,992,168)     (1,760,348)     (3,816,982)
                         -----------     ----------      ----------      ----------
Net increase
 (decrease) ..........     6,276,757      7,666,635         436,626         867,272
                         ===========     ==========      ==========      ==========

                                              ALLIANCE                        ALLIANCE
                                              BALANCED                    GROWTH INVESTORS
                                             PORTFOLIO                        PORTFOLIO
                                  -------------------------------- -------------------------------
                                     SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                       ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                                   JUNE 30, 1998        1997        JUNE 30, 1998        1997
                                  --------------- ---------------- --------------- ---------------
                                    (UNAUDITED)                      (UNAUDITED)
Class IA
--------
Shares sold .....................     2,229,381        3,662,533       3,558,572       9,706,135
Shares issued in
 reinvestment of
 dividends and
 distributions ..................     1,421,344        8,034,691         888,212       6,731,864
                                      ---------        ---------       ---------       ---------
Total shares issued .............     3,650,725       11,697,224       4,446,784      16,437,999
Shares redeemed .................    (3,686,189)     (12,097,554)     (2,092,862)     (4,231,449)
                                     ----------      -----------      ----------      ----------
Net increase (decrease) .........       (35,464)        (400,330)      2,353,922      12,206,550
                                     ==========      ===========      ==========      ==========

                                                                    ALLIANCE
                                     ALLIANCE                     INTERMEDIATE
                                   MONEY MARKET              GOVERNMENT SECURITIES
                                    PORTFOLIO                      PORTFOLIO
                          ------------------------------ ------------------------------
                                                                          MAY 1, 1997*
                             SIX MONTHS     YEAR ENDED      SIX MONTHS         TO
                               ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                           JUNE 30, 1998       1997       JUNE 30, 1998       1997
                          --------------- -------------- --------------- --------------
                            (UNAUDITED)                    (UNAUDITED)
Class IB
--------
Shares sold .............    13,553,393     15,458,380       842,395         536,124
Shares issued in
 reinvestment of
 dividends and
 distributions ..........       405,351        276,519        25,851           9,576
                             ----------     ----------       -------         -------
Total shares issued .....    13,958,744     15,734,899       868,246         545,700
Shares redeemed .........    (5,281,933)    (3,884,676)      (54,336)        (10,301)
                             ----------     ----------       -------         -------
Net increase ............     8,676,811     11,850,223       813,910         535,399
                             ==========     ==========       =======         =======



                                     ALLIANCE                      ALLIANCE
                                    HIGH YIELD                 GROWTH AND INCOME
                                    PORTFOLIO                      PORTFOLIO
                          ------------------------------ -----------------------------
                                                                          MAY 1, 1997*
                             SIX MONTHS     YEAR ENDED      SIX MONTHS         TO
                               ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                           JUNE 30, 1998       1997       JUNE 30, 1998       1997
                          --------------- -------------- --------------- -------------
                            (UNAUDITED)                    (UNAUDITED)
Class IB
--------------------------
Shares sold .............    8,199,105      5,872,392       2,235,097      2,001,059
Shares issued in
 reinvestment of
 dividends and
 distributions ..........      532,368        496,765             919        127,333
                             ---------      ---------       ---------      ---------
Total shares issued .....    8,731,473      6,369,157       2,236,016      2,128,392
Shares redeemed .........      (97,459)       (51,149)       (159,956)          (266)
                             ---------      ---------       ---------      ---------
Net increase ............    8,634,014      6,318,008       2,076,060      2,128,126
                             =========      =========       =========      =========

----------
*     Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1998


                                      ALLIANCE                       ALLIANCE
                                    EQUITY INDEX                   COMMON STOCK
                                     PORTFOLIO                      PORTFOLIO
                           ------------------------------ ------------------------------
                                            MAY 1, 1997*
                              SIX MONTHS         TO          SIX MONTHS     YEAR ENDED
                                ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                            JUNE 30, 1998       1997       JUNE 30, 1998       1997
                           --------------- -------------- --------------- --------------
                             (UNAUDITED)                    (UNAUDITED)
Class IB
--------
Shares sold ..............      4,508           7,451        9,160,878       9,736,070
Shares issued in
 reinvestment of
 dividends and
 distributions ...........         38              55           52,727         826,867
                                -----           -----        ---------       ---------
Total shares issued .           4,546           7,506        9,213,605      10,562,937
Shares redeemed ..........       (301)         (1,926)         (83,863)        (29,575)
                                -----          ------        ---------      ----------
Net increase .............      4,245           5,580        9,129,742      10,533,362
                                =====          ======        =========      ==========
                                      ALLIANCE                      ALLIANCE
                                       GLOBAL                     INTERNATIONAL
                                     PORTFOLIO                      PORTFOLIO
                           ------------------------------ -----------------------------
                                                                           MAY 1, 1997*
                              SIX MONTHS     YEAR ENDED      SIX MONTHS         TO
                                ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                            JUNE 30, 1998       1997       JUNE 30, 1998       1997
                           --------------- -------------- --------------- -------------
                             (UNAUDITED)                    (UNAUDITED)
Class IB
--------
Shares sold ..............     554,011       1,232,644        235,701        317,031
Shares issued in
 reinvestment of
 dividends and
 distributions ...........       5,251          99,584          2,454         22,868
                               -------       ---------        -------        -------
Total shares issued .          559,262       1,332,228        238,155        339,899
Shares redeemed ..........     (61,094)       (103,224)       (71,822)       (19,496)
                               -------       ---------        -------        -------
Net increase .............     498,168       1,229,004        166,333        320,403
                               =======       =========        =======        =======

                                  ALLIANCE                       ALLIANCE
                              AGGRESSIVE STOCK               SMALL CAP GROWTH
                                 PORTFOLIO                      PORTFOLIO
                       ------------------------------ ------------------------------
                                                                       MAY 1, 1997*
                          SIX MONTHS     YEAR ENDED      SIX MONTHS         TO
                            ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                        JUNE 30, 1998       1997       JUNE 30, 1998       1997
                       --------------- -------------- --------------- --------------
                         (UNAUDITED)                    (UNAUDITED)
Class IB
--------
Shares sold ..........    1,241,664      1,856,882       3,078,565      3,666,066
Shares issued in
 reinvestment of
 dividends and
 distributions .......           --        175,796              --         91,565
                          ---------      ---------       ---------      ---------
Total shares issued...    1,241,664      2,032,678       3,078,565      3,757,631
Shares redeemed ......      (48,953)       (15,597)        (64,472)        (5,055)
                          ---------      ---------       ---------      ---------
Net increase .........    1,192,711      2,017,081       3,014,093      3,752,576
                          =========      =========       =========      =========
                                  ALLIANCE                      ALLIANCE
                           CONSERVATIVE INVESTORS           GROWTH INVESTORS
                                 PORTFOLIO                      PORTFOLIO
                       ------------------------------ -----------------------------
                                        MAY 1, 1997*
                          SIX MONTHS         TO          SIX MONTHS     YEAR ENDED
                            ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                        JUNE 30, 1998       1997       JUNE 30, 1998       1997
                       --------------- -------------- --------------- -------------
                         (UNAUDITED)                    (UNAUDITED)
Class IB
--------
Shares sold ..........     764,628        467,751        1,147,106      1,855,983
Shares issued in
 reinvestment of
 dividends and
 distributions .......      17,456         20,199           22,801        130,747
                           -------        -------        ---------      ---------
Total shares issued...     782,084        487,950        1,169,907      1,986,730
Shares redeemed ......     (31,136)        (8,774)        (145,441)       (85,261)
                           -------        -------        ---------      ---------
Net increase .........     750,948        479,176        1,024,466      1,901,469
                           =======        =======        =========      =========

----------
*     Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
June 30, 1998

6. Transactions with Affiliated Companies

     An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the six months ended June 30, 1998 are summarized as follows:

                                                 MARKET VALUE                                MARKET VALUE                 REALIZED
                                                 DECEMBER 31,    PURCHASES       SALES         JUNE 30,      DIVIDEND       GAIN
                                                     1997         AT COST       AT COST          1998         INCOME       (LOSS)
                                                 ------------    ---------      -------        --------      --------     --------
ALLIANCE COMMON STOCK PORTFOLIO:
--------------------------------
Abercrombie & Fitch Co. (Class A) (a) .......  $           --  $14,953,292   $         --  $   21,494,960  $       --  $         --
CBL & Associates Properties, Inc. ...........      24,865,250           --      1,852,500      22,120,850     871,596       467,746
Ceridian Corp. (a) ..........................     174,774,688           --             --     224,131,250          --            --
Chris Craft Industries, Inc. (Class B) (a) ..      64,143,286           --             21      69,066,949          --           107
Regency Realty Corp. ........................       3,563,381           --      2,388,929              --      56,628       829,055
Teleport Communications Group, Inc.
 (Class A) ..................................     220,103,625           --     83,021,500      92,170,750          --    36,191,290
                                               --------------                              --------------  ----------  ------------
                                               $  487,450,230                              $  428,984,759  $  928,224  $ 37,488,198
                                               ==============                              ==============  ==========  ============
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
------------------------------------
Abercrombie & Fitch Co. (Class A) (a) .......  $           --  $76,324,173   $    200,596  $   79,200,000  $       --  $     (3,143)
AK Steel Holding Corp. ......................       7,421,675           --      9,033,170              --          --    (1,901,088)
Capstar Hotel Co.(a) ........................              --   81,149,255             --      67,200,000          --            --
Centocor, Inc. ..............................     167,463,625   48,800,244     95,873,011     119,625,000          --    27,437,394
Circuit City Stores, Inc.
 CarMax Group(a) ............................      56,346,300      787,822        947,745      64,181,250          --      (408,137)
Comverse Technology, Inc. ...................      72,520,500           --     19,704,848      72,625,000          --       (96,614)
Continental Airlines, Inc. (Class B) (a) ....     213,588,375           --     14,869,617     231,325,000          --    20,150,706
Crompton & Knowles Corp. (a) ................     137,800,000           --      3,234,000     125,937,500     260,000     2,514,308
Dollar Thrifty Automotive Group, Inc.(a). ...              --   34,775,410             --      19,875,000          --            --
Florida Panthers Holdings, Inc. (a) .........      29,071,425   16,434,900             --      49,218,750          --            --
MedImmune, Inc. .............................      57,443,925           --        767,822      81,087,500          --     1,245,585
Millicom International Cellular SA ..........      89,487,300    4,830,519      1,151,761     105,000,000          --     3,053,727
Mohawk Industries, Inc.(a) ..................      69,103,125   16,101,676        497,452     117,243,750          --       975,189
Polo Ralph Lauren Corp.(a) ..................              --   66,464,900             --      64,400,000          --            --
Security Capital Group, Inc. (Class B) ......      38,509,250   17,676,525        620,958      47,925,000          --      (127,232)
Suburban Lodges of America ..................      12,034,500           --     17,254,100              --          --    (3,412,315)
Teekay Shipping Corp.(a) ....................              --   55,123,836             --      53,558,563          --            --
Telephone & Data Systems, Inc. ..............     133,322,406           --     39,868,179      72,233,438     546,854     6,243,799
Tiffany & Co. (a) ...........................      56,376,506   40,762,198             --     120,000,000     352,160            --
Tommy Hilfiger Corp. ........................      68,124,937   12,081,367     20,934,612     109,450,000          --     4,531,018
Ultramar Diamond Shamrock Corp. .............      34,750,125   17,549,721     51,505,007              --     437,305       202,047
                                               --------------                              --------------  ----------  ------------
                                               $1,243,363,974                              $1,600,085,751  $1,596,319  $ 60,405,244
                                               ==============                              ==============  ==========  ============

----------
(a) Holdings represented less than 5% of outstanding shares at June 30, 1998, although ownership was above 5% for a period of time during the period.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
June 30, 1998

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(C)

ALLIANCE MONEY MARKET PORTFOLIO:

                                                                             CLASS IA
                                         ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                             JUNE 30,     ----------------------------------------------------------------
                                               1998           1997         1996         1995         1994         1993*
                                         ---------------- ------------ ------------ ------------ ------------ ------------
                                            (UNAUDITED)
Net asset value, beginning of
 period (a) ............................    $  10.18        $ 10.17      $ 10.16      $ 10.14      $ 10.12      $ 10.11
                                            --------        -------      -------      -------      -------      -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .................        0.27           0.54         0.54         0.57         0.41         0.30
 Net realized and unrealized
  gain (loss) on investments............          --             --        (0.01)          --           --           --
                                            ---------       --------     --------     --------     --------     --------
 Total from investment
  operations ...........................        0.27           0.54         0.53         0.57         0.41         0.30
                                            ---------       --------     --------     --------     --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ....................       (0.25)         (0.53)       (0.52)       (0.55)       (0.39)       (0.29)
 Dividends in excess of net
  investment income ....................          --             --           --           --           --           --
 Distributions from realized
  gains ................................          --          (0.00)          --           --           --           --
                                            ---------       --------     --------     --------     --------     --------
 Total dividends and
  distributions ........................       (0.25)         (0.53)       (0.52)       (0.55)       (0.39)       (0.29)
                                            ---------       --------     --------     --------     --------     --------
Net asset value, end of period .........    $  10.20        $ 10.18      $ 10.17      $ 10.16      $ 10.14      $ 10.12
                                            =========       ========     ========     ========     ========     ========
Total return (d) .......................        2.62%          5.42%        5.33%        5.74%        4.02%        3.00%
                                            =========       ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .         $462,290       $449,960     $463,422     $386,691     $325,391     $248,460
Ratio of expenses to average
 net assets ............................        0.39%(b)       0.39%        0.43%        0.44%        0.42%        0.42%
Ratio of net investment income
 to average net assets .................        5.20%(b)       5.28%        5.17%        5.53%        4.01%        2.91%

                                                              CLASS IB
                                         --------------------------------------------------
                                             SIX MONTHS                       OCTOBER 2,
                                                ENDED         YEAR ENDED        1996 TO
                                              JUNE 30,       DECEMBER 31,    DECEMBER 31,
                                                1998             1997            1996
                                         ------------------ -------------- ----------------
                                             (UNAUDITED)
Net asset value, beginning of
 period (a) ............................    $   10.17          $ 10.16        $  10.16
                                            ---------          -------        --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income .................         0.25             0.52            0.11
 Net realized and unrealized
  gain (loss) on investments............           --               --            0.01
                                            ----------         --------       --------
 Total from investment
  operations ...........................         0.25             0.52            0.12
                                            ----------         --------       --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ....................        (0.23)           (0.51)          (0.02)
 Dividends in excess of net
  investment income ....................           --               --           (0.10)
 Distributions from realized
  gains ................................           --            (0.00)             --
                                            ----------         --------       ---------
 Total dividends and
  distributions ........................        (0.23)           (0.51)          (0.12)
                                            ----------         --------       ---------
Net asset value, end of period .........    $   10.19          $ 10.17        $  10.16
                                            ==========         ========       =========
Total return (d) .......................         2.50%            5.16%           1.29%
                                            ==========         ========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .         $ 212,287         $123,675        $  3,184
Ratio of expenses to average
 net assets ............................         0.64%(b)         0.63%           0.67%(b)
Ratio of net investment income
 to average net assets .................         4.95%(b)         5.02%           4.94%(b)

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(E):

                                                                                 CLASS IA
                                              ------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                         YEAR ENDED DECEMBER 31,
                                                  JUNE 30,     -------------------------------------------------------------
                                                    1998           1997         1996        1995        1994        1993*
                                              ---------------- ------------ ----------- ----------- ----------- ------------
                                                 (UNAUDITED)
Net asset value, beginning of period (a).....    $    9.44       $  9.29      $ 9.47      $ 8.87      $ 10.08     $ 10.53
                                                 ---------       -------      ------      ------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................         0.26          0.53        0.54        0.58         0.65        0.59
 Net realized and unrealized gain
  (loss) on investments .....................         0.05          0.13        (0.19)      0.57       ( 1.08)       0.51
                                                 ---------       -------      -------     ------      -------     -------
 Total from investment operations ...........         0.31          0.66        0.35        1.15       ( 0.43)       1.10
                                                 ---------       -------      -------     ------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................        (0.24)         (0.51)      (0.53)      (0.55)      (0.78)      (0.68)
 Distributions from realized gains ..........           --             --          --          --          --       (0.87)
                                                 ---------       --------     -------     -------     -------     --------
 Total dividends and distributions ..........        (0.24)         (0.51)      (0.53)      (0.55)      (0.78)      (1.55)
                                                 ---------       --------     -------     -------     -------     --------
Net asset value, end of period ..............    $    9.51       $  9.44      $ 9.29      $ 9.47      $  8.87     $ 10.08
                                                 =========       ========     =======     =======     =======     ========
Total return (d) ............................         3.32%          7.29%       3.78%      13.33%     (4.37)%      10.58%
                                                 =========       ========     =======     =======     =======   ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........    $ 136,460       $115,114    $88,384     $71,780      $48,518    $158,511
Ratio of expenses to average net assets......         0.55%(b)       0.55%      0.56%       0.57%        0.56%       0.53%
Ratio of net investment income to
 average net assets .........................         5.42%(b)       5.61%      5.73%       6.15%        6.75%       5.43%
Portfolio turnover rate .....................          172%           285%       318%        255%         133%        254%

                                                          CLASS IB
                                              ---------------------------------
                                                 SIX MONTHS       MAY 1, 1997
                                                    ENDED             TO
                                                  JUNE 30,       DECEMBER 31,
                                                    1998             1997
                                              ---------------- ----------------
                                                 (UNAUDITED)
Net asset value, beginning of period (a).....    $    9.43        $    9.27
                                                 ---------        ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................         0.24             0.32
 Net realized and unrealized gain
  (loss) on investments .....................         0.06             0.22
                                                 ---------        ---------
 Total from investment operations ...........         0.30             0.54
                                                 ---------        ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................        (0.23)           (0.38)
 Distributions from realized gains ..........           --               --
                                                 ---------        ---------
 Total dividends and distributions ..........        (0.23)           (0.38)
                                                 ---------        ---------
Net asset value, end of period ..............    $    9.50        $    9.43
                                                 =========        =========
Total return (d) ............................         3.19%            5.83%
                                                 =========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........    $  12,815        $   5,052
Ratio of expenses to average net assets......         0.80%(b)         0.81%(b)
Ratio of net investment income to
 average net assets .........................         5.17%(b)         5.15%(b)
Portfolio turnover rate .....................          172%             285%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE QUALITY BOND PORTFOLIO:


                                                                                   CLASS IA
                                                     --------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                        SIX MONTHS    ---------------------------------------------------
                                                           ENDED
                                                         JUNE 30,
                                                           1998           1997         1996         1995         1994
                                                     ---------------- ------------ ------------ ------------ ------------
                                                        (UNAUDITED)
Net asset value, beginning of period (a) ...........    $    9.74       $  9.49      $  9.61      $  8.72      $  9.82
                                                        ---------       -------      -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................         0.28          0.60         0.57         0.57         0.66
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....         0.11          0.24         (0.07)       0.88        (1.16)
                                                        ---------       -------      --------     -------      -------
 Total from investment operations ..................         0.39          0.84         0.50         1.45        (0.50)
                                                        ---------       -------      --------     -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............        (0.26)         (0.59)       (0.60)       (0.56)      (0.55)
 Dividends in excess of net investment income ......           --             --        (0.02)          --          --
 Distributions in excess of realized gains .........           --             --           --           --          --
 Tax return of capital distributions ...............           --             --           --           --       (0.05)
                                                        ---------       --------     --------     --------     -------
 Total dividends and distributions .................        (0.26)         (0.59)       (0.62)       (0.56)      (0.60)
                                                        ---------       --------     --------     --------     -------
Net asset value, end of period .....................    $    9.87       $  9.74      $  9.49      $  9.61      $  8.72
                                                        =========       ========     ========     ========     =======
Total return (d) ...................................         4.01%          9.14%        5.36%       17.02%      (5.10)%
                                                        =========       ========     ========     ========     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................    $ 242,677       $203,233     $155,023     $157,443     $127,575
Ratio of expenses to average net assets ............         0.58%(b)       0.57%        0.59%        0.59%       0.59%
Ratio of net investment income to average net
 assets ............................................         5.69%(b)       6.19%        6.06%        6.13%       7.17%
Portfolio turnover rate ............................          109%           374%         431%         411%        222%

                                                          CLASS IA
                                                     ------------------
                                                       OCTOBER 1, 1993
                                                             TO
                                                      DECEMBER 31, 1993
                                                     ------------------
Net asset value, beginning of period (a) ...........     $   10.00
                                                         ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................          0.11
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....         (0.16)
                                                         ---------
 Total from investment operations ..................         (0.05)
                                                         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............         (0.12)
 Dividends in excess of net investment income ......            --
 Distributions in excess of realized gains .........         (0.01)
 Tax return of capital distributions ...............            --
                                                         ---------
 Total dividends and distributions .................         (0.13)
                                                         ---------
Net asset value, end of period .....................     $    9.82
                                                         =========
Total return (d) ...................................         (0.51)%
                                                         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................     $ 104,832
Ratio of expenses to average net assets ............          0.69%(b)
Ratio of net investment income to average net
 assets ............................................          4.62%(b)
Portfolio turnover rate ............................            77%

ALLIANCE HIGH YIELD PORTFOLIO:

                                                                             CLASS IA
                                         ---------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             SIX MONTHS     --------------------------------------------------------------
                                                ENDED
                                              JUNE 30,
                                                1998            1997         1996         1995         1994       1993*
                                         ------------------ ------------ ------------ ------------ ----------- -----------
                                             (UNAUDITED)
Net asset value, beginning of
 period (a) ............................    $    10.41        $ 10.02      $  9.64      $  8.91      $ 10.08    $  9.15
                                            ----------        -------      -------      -------      -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................          0.53           1.04         1.02         0.98         0.89       0.94
 Net realized and unrealized gain
  (loss) on investments ................         (0.02)          0.75         1.07         0.73        (1.17)      1.10
                                            ----------        -------      -------      -------      -------    -------
 Total from investment operations ......          0.51           1.79         2.09         1.71        (0.28)      2.04
                                            ----------        -------      -------      -------      -------    -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ...............................         (0.48)         (0.97)       (0.98)       (0.94)      (0.88)      (0.92)
 Dividends in excess of net
  investment income ....................            --              --       (0.03)       (0.04)      (0.01)         --
 Distributions from realized gains .....            --          (0.43)       (0.70)          --          --       (0.19)
 Distributions in excess of realized
  gains ................................            --              --           --           --          --         --
                                            ----------        --------     --------     --------     -------    -------
 Total dividends and distributions .....         (0.48)         (1.40)       (1.71)       (0.98)      (0.89)      (1.11)
                                            ----------        --------     --------     --------     -------    -------
Net asset value, end of period .........    $    10.44        $ 10.41      $ 10.02      $  9.64      $  8.91    $ 10.08
                                            ==========        ========     ========     ========     =======    =======
Total return (d) .......................          4.91%         18.48%       22.89%       19.92%      (2.79)%     23.15%
                                            ==========        ========     ========     ========     =======   =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......    $  449,308        $355,473     $199,360     $118,129     $73,895    $67,169
Ratio of expenses to average net
 assets ................................          0.63% (b)       0.62%        0.59%        0.60%       0.61%      0.63%
Ratio of net investment income to
 average net assets ....................          9.97%(b)        9.82%        9.93%       10.34%       9.23%      9.52%
Portfolio turnover rate ................           132%            390%         485%         350%        248%       280%

                                                               CLASS IB
                                         ----------------------------------------------------
                                             SIX MONTHS                        OCTOBER 2,
                                                ENDED         YEAR ENDED         1996 TO
                                              JUNE 30,       DECEMBER 31,     DECEMBER 31,
                                                1998             1997             1996
                                         ------------------ -------------- ------------------
                                             (UNAUDITED)
Net asset value, beginning of
 period (a) ............................    $    10.39         $ 10.01        $    10.25
                                            ----------         -------        ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................          0.51            1.05              0.19
 Net realized and unrealized gain
  (loss) on investments ................         (0.01)           0.71              0.15
                                            ----------         -------        ----------
 Total from investment operations ......          0.50            1.76              0.34
                                            ----------         -------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ...............................         (0.47)          (0.95)            (0.03)
 Dividends in excess of net
  investment income ....................            --              --             (0.25)
 Distributions from realized gains .....            --           (0.43)            (0.01)
 Distributions in excess of realized
  gains ................................            --              --             (0.29)
                                            ----------         -------        ----------
 Total dividends and distributions .....         (0.47)          (1.38)            (0.58)
                                            ----------         -------        ----------
Net asset value, end of period .........    $    10.42         $ 10.39        $    10.01
                                            ==========         =======        ==========
Total return (d) .......................          4.78%          18.19%             3.32%
                                            ==========         =======        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......    $  156,508         $66,338        $      685
Ratio of expenses to average net
 assets ................................          0.88%(b)        0.88%             0.82%(b)
Ratio of net investment income to
 average net assets ....................          9.67%(b)        9.76%             8.71%(b)
Portfolio turnover rate ................           132%            390%              485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE GROWTH AND INCOME PORTFOLIO:

                                                                         CLASS IA
                                            -------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                               SIX MONTHS    --------------------------------------------------
                                                  ENDED
                                                JUNE 30,
                                                  1998           1997         1996         1995        1994
                                            ---------------- ------------ ------------ ----------- ------------
                                               (UNAUDITED)
Net asset value, beginning of period (a)       $   15.38       $  13.01     $  11.70     $  9.70     $  9.95
                                               ---------       --------     --------     -------     -------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ....................         0.02           0.15         0.24        0.33        0.31
 Net realized and unrealized gain
  (loss) on investments ...................         1.92           3.30         2.05        1.97       (0.36)
                                               ---------       --------     --------     -------     -------
 Total from investment operations..........         1.94           3.45         2.29        2.30       (0.05)
                                               ---------       --------     --------     -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ..................................        (0.02)         (0.15)       (0.23)      (0.30)      (0.20)
 Dividends in excess of net
  investment income .......................           --             --           --          --          --
 Distributions from realized gains ........           --          (0.93)       (0.75)         --          --
 Tax return of capital distributions.......           --             --           --          --          --
                                               ---------       --------     --------     -------     -------
 Total dividends and distributions ........        (0.02)         (1.08)       (0.98)      (0.30)      (0.20)
                                               ---------       --------     --------     -------     -------
Net asset value, end of period ............    $   17.30       $  15.38     $  13.01     $ 11.70     $  9.70
                                               =========       ========     ========     =======     =======
Total return (d) ..........................        12.65%         26.90%       20.09%      24.07%      (0.58)%
                                               =========       ========     ========     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........    $ 772,856       $555,059     $232,080     $98,053     $31,522
Ratio of expenses to average net
 assets ...................................         0.58%(b)       0.58%        0.58%       0.60%       0.78%
Ratio of net investment income to
 average net assets .......................         0.21%(b)       0.99%        1.94%       3.11%       3.13%
Portfolio turnover rate ...................           43%            79%          88%         65%         52%

                                                CLASS IA                  CLASS IB
                                            ---------------- -----------------------------------
                                               OCTOBER 1,        SIX MONTHS          MAY 1,
                                                 1993 TO            ENDED            1997 TO
                                              DECEMBER 31,        JUNE 30,        DECEMBER 31,
                                                  1993              1998              1997
                                            ---------------- ------------------ ----------------
                                                                 (UNAUDITED)
Net asset value, beginning of period (a)       $   10.00        $    15.36         $   13.42
                                               ---------        ----------         ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ....................         0.03                --              0.05
 Net realized and unrealized gain
  (loss) on investments ...................        (0.06)             1.93              2.91
                                               ---------        ----------         ---------
 Total from investment operations..........        (0.03)             1.93              2.96
                                               ---------        ----------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ..................................        (0.02)            (0.01)            (0.09)
 Dividends in excess of net
  investment income .......................        (0.00)               --                --
 Distributions from realized gains ........           --                --             (0.93)
 Tax return of capital distributions.......        (0.00)               --                --
                                               ---------        ----------         ---------
 Total dividends and distributions ........        (0.02)            (0.01)            (1.02)
                                               ---------        ----------         ---------
Net asset value, end of period ............    $    9.95        $    17.28         $   15.36
                                               =========        ==========         =========
Total return (d) ..........................        (0.25)%           12.51%            22.41%
                                               =========        ==========         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........    $   1,456        $   72,649         $  32,697
Ratio of expenses to average net
 assets ...................................         2.70%(b)          0.83%(b)          0.83%(b)
Ratio of net investment income to
 average net assets .......................         1.12%(b)         (0.03)%(b)         0.43%(b)
Portfolio turnover rate ...................           48%               43%               79%

ALLIANCE EQUITY INDEX PORTFOLIO:

                                                                            CLASS IA
                                                    --------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                        SIX MONTHS    --------------------------------------
                                                          ENDED
                                                         JUNE 30,
                                                           1998           1997         1996         1995
                                                    ----------------- ------------ ------------ ------------
                                                       (UNAUDITED)
Net asset value, beginning of period (a) ..........     $  19.74        $  15.16     $  13.13     $   9.87
                                                        --------        --------     --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ............................         0.13            0.26         0.27         0.26
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions....         3.31            4.64         2.65         3.32
                                                        --------        --------     --------     --------
 Total from investment operations .................         3.44            4.90         2.92         3.58
                                                        --------        --------     --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .............        (0.13)          (0.25)       (0.25)       (0.22)
 Distributions from realized gains ................           --           (0.07)       (0.64)       (0.09)
 Distributions in excess of realized gains ........           --              --           --        (0.01)
                                                        --------        --------     --------     --------
 Total dividends and distributions ................        (0.13)          (0.32)       (0.89)       (0.32)
                                                        --------        --------     --------     --------
Net asset value, end of period ....................     $  23.05        $  19.74     $  15.16     $  13.13
                                                        ========        ========     ========     ========
Total return (d) ..................................        17.43%          32.58%       22.39%       36.48%
                                                        ========        ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................     $1,397,215      $943,631     $386,249     $165,785
Ratio of expenses to average net assets ...........         0.36%(b)        0.37%        0.39%        0.48%
Ratio of net investment income to average net
 assets ...........................................         1.24%(b)        1.46%        1.91%        2.16%
Portfolio turnover rate ...........................            2%              3%          15%           9%

                                                       CLASS IA               CLASS IB
                                                    -------------- -------------------------------
                                                       MARCH 1,       SIX MONTHS        MAY 1,
                                                        1994 TO         ENDED          1997 TO
                                                     DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                         1994            1998            1997
                                                    -------------- --------------- ---------------
                                                                     (UNAUDITED)
Net asset value, beginning of period (a) ..........   $  10.00        $  19.73        $  16.35
                                                      --------        --------        --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ............................       0.20            0.11            0.14
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions....      (0.09)           3.30            3.48
                                                      --------        --------        --------
 Total from investment operations .................       0.11            3.41            3.62
                                                      --------        --------        --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .............      (0.20)          (0.10)          (0.17)
 Distributions from realized gains ................      (0.03)             --           (0.07)
 Distributions in excess of realized gains ........      (0.01)             --              --
                                                      --------        --------        --------
 Total dividends and distributions ................      (0.24)          (0.10)          (0.24)
                                                      --------        --------        --------
Net asset value, end of period ....................   $   9.87        $  23.04        $  19.73
                                                      ========        ========        ========
Total return (d) ..................................       1.08%          17.28%          22.28%
                                                      ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................   $ 36,748        $    226        $    110
Ratio of expenses to average net assets ...........       0.49%(b)        0.61%(b)        0.62%(b)
Ratio of net investment income to average net
 assets ...........................................       2.42%(b)        1.00%(b)        1.10%(b)
Portfolio turnover rate ...........................          7%              2%              3%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE COMMON STOCK PORTFOLIO:

                                                                         CLASS IA
                                              ---------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                  SIX MONTHS     --------------------------------------------
                                                     ENDED
                                                   JUNE 30,
                                                     1998             1997           1996           1995
                                              ------------------ -------------- -------------- --------------
                                                  (UNAUDITED)
Net asset value, beginning of period (a)          $   21.61        $    18.23     $    16.48     $    13.36
                                                  ---------        ----------     ----------     ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ......................          0.12              0.14           0.15           0.20
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions .....................          3.88              5.12           3.73           4.12
                                                  ---------        ----------     ----------     ----------
 Total from investment operations ...........          4.00              5.26           3.88           4.32
                                                  ---------        ----------     ----------     ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................         (0.11)            (0.11)         (0.15)         (0.20)
 Dividends in excess of net
  investment income .........................            --                --             --          (0.02)
 Distributions from realized gains ..........            --             (1.77)         (1.76)         (0.95)
 Distributions in excess of realized
  gains .....................................            --                --          (0.22)         (0.03)
 Tax return of capital distributions ........            --                --             --             --
                                                  ---------        ----------     ----------     ----------
 Total dividends and distributions ..........         (0.11)            (1.88)         (2.13)         (1.20)
                                                  ---------        ----------     ----------     ----------
Net asset value, end of period ..............     $   25.50        $    21.61     $    18.23     $    16.48
                                                  =========        ==========     ==========     ==========
Total return (d) ............................         18.53%            29.40%         24.28%         32.45%
                                                  =========        ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........     $11,311,407      $9,331,994     $6,625,390     $4,879,677
Ratio of expenses to average net
 assets .....................................          0.38%(b)          0.39%          0.38%          0.38%
Ratio of net investment income to
 average net assets .........................          1.01%(b)          0.69%          0.85%          1.27%
Portfolio turnover rate .....................            26%               52%            55%            61%

                                                         CLASS IA                                CLASS IB
                                              ------------------------------ ----------------------------------------------
                                                                                SIX MONTHS                     OCTOBER 2,
                                                 YEAR ENDED DECEMBER 31,          ENDED        YEAR ENDED         1996 TO
                                              ------------------------------     JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                    1994           1993*           1998           1997            1996
                                              --------------- -------------- --------------- -------------- ---------------
                                                                               (UNAUDITED)
Net asset value, beginning of period (a)         $   14.65      $    13.49      $ 21.58         $  18.22       $  17.90
                                                 ---------      ----------      -------         --------       --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ......................         0.20            0.23         0.09             0.10           0.02
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions .....................        (0.51)           3.10         3.87             5.11           1.52
                                                 ---------      ----------      -------         --------       --------
 Total from investment operations ...........        (0.31)           3.33         3.96             5.21           1.54
                                                 ---------      ----------      -------         --------       --------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................        (0.19)          (0.23)       (0.08)           (0.08)         (0.00)
 Dividends in excess of net
  investment income .........................        (0.01)          (0.00)          --               --          (0.03)
 Distributions from realized gains ..........        (0.77)          (1.94)          --            (1.77)         (0.16)
 Distributions in excess of realized
  gains .....................................           --              --           --               --          (1.03)
 Tax return of capital distributions ........        (0.01)             --           --               --             --
                                                 ---------      ----------      -------         --------       --------
 Total dividends and distributions ..........        (0.98)          (2.17)       (0.08)           (1.85)         (1.22)
                                                 ---------      ----------      -------         --------       --------
Net asset value, end of period ..............    $   13.36      $    14.65      $ 25.46         $  21.58       $  18.22
                                                 =========      ==========      =======         ========       ========
Total return (d) ............................        (2.14)%         24.84%       18.38%           29.07%          8.49%
                                                 =========      ==========      =======         ========       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........    $3,466,245     $3,125,128      $502,433        $228,780       $  1,244
Ratio of expenses to average net
 assets .....................................         0.38%           0.38%        0.63%(b)         0.64%          0.63%(b)
Ratio of net investment income to
 average net assets .........................         1.40%           1.55%        0.76%(b)         0.46%          0.61%(b)
Portfolio turnover rate .....................           52%             82%          26%              52%            55%

ALLIANCE GLOBAL PORTFOLIO:

                                                                       CLASS IA
                                              ----------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                  SIX MONTHS    ----------------------------------------
                                                    ENDED
                                                   JUNE 30,
                                                     1998            1997          1996         1995
                                              ----------------- -------------- ------------ ------------
                                                 (UNAUDITED)
Net asset value, beginning of period (a)          $  17.29        $    16.92     $  15.74     $  13.87
                                                  --------        ----------     --------     --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ......................         0.10              0.17         0.21         0.26
 Net realized and unrealized gain
  on investments and foreign
  currency transactions .....................         2.66              1.75         2.05         2.32
                                                  --------        ----------     --------     --------
 Total from investment operations ...........         2.76              1.92         2.26         2.58
                                                  --------        ----------     --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................        (0.10)            (0.36)       (0.21)       (0.25)
 Dividends in excess of net
  investment income .........................           --                --        (0.08)          --
 Distributions from realized gains ..........           --             (1.19)       (0.79)       (0.42)
 Distributions in excess of realized
  gains .....................................           --                --           --        (0.03)
 Tax return of capital distributions ........           --                --        (0.00)       (0.01)
                                                  --------        ----------     --------     --------
 Total dividends and distributions ..........        (0.10)            (1.55)       (1.08)       (0.71)
                                                  --------        ----------     --------     --------
Net asset value, end of period ..............     $  19.95        $    17.29     $  16.92     $  15.74
                                                  ========        ==========     ========     ========
Total return (d) ............................        15.91%            11.66%       14.60%       18.81%
                                                  ========        ==========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........     $1,401,576      $1,203,867     $997,041     $686,140
Ratio of expenses to average net
 assets .....................................         0.71%(b)          0.69%        0.60%        0.61%
Ratio of net investment income to
 average net assets .........................         1.07%(b)          0.97%        1.28%        1.76%
Portfolio turnover rate .....................           22%               57%          59%          67%

                                                      CLASS IA                            CLASS IB
                                              ------------------------- ----------------------------------------------
                                                                           SIX MONTHS                     OCTOBER 2,
                                               YEAR ENDED DECEMBER 31,       ENDED        YEAR ENDED       1996 TO
                                              -------------------------     JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                                  1994         1993*          1998           1997            1996
                                              ------------ ------------ --------------- -------------- ---------------
                                                                          (UNAUDITED)
Net asset value, beginning of period (a)        $  13.62     $  11.41      $  17.27        $ 16.91        $  16.57
                                                --------     --------      --------        -------        --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ......................       0.20         0.08          0.08           0.12            0.02
 Net realized and unrealized gain
  on investments and foreign
  currency transactions .....................       0.52         3.58          2.65           1.76            0.81
                                                --------     --------      --------        -------        --------
 Total from investment operations ...........       0.72         3.66          2.73           1.88            0.83
                                                --------     --------      --------        -------        --------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ....................................      (0.17)       (0.15)        (0.07)         (0.33)             --
 Dividends in excess of net
  investment income .........................         --           --            --             --           (0.11)
 Distributions from realized gains ..........      (0.28)       (1.30)           --          (1.19)          (0.10)
 Distributions in excess of realized
  gains .....................................      (0.00)       (0.00)           --             --           (0.28)
 Tax return of capital distributions ........      (0.02)          --            --             --           (0.00)
                                                --------     --------      --------        -------        --------
 Total dividends and distributions ..........      (0.47)       (1.45)        (0.07)         (1.52)          (0.49)
                                                --------     --------      --------        -------        --------
Net asset value, end of period ..............   $  13.87     $  13.62      $  19.93        $ 17.27        $  16.91
                                                ========     ========      ========        =======        ========
Total return (d) ............................       5.23%       32.09%        15.77%         11.38%           4.98%
                                                ========     ========      ========        =======        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........   $421,698     $141,257      $ 34,760        $21,520        $    290
Ratio of expenses to average net
 assets .....................................       0.69%        0.84%         0.96%(b)       0.97%           0.86%(b)
Ratio of net investment income to
 average net assets .........................       1.41%        0.62%         0.84%(b)       0.67%           0.48%(b)
Portfolio turnover rate .....................         71%         150%           22%            57%             59%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998


ALLIANCE INTERNATIONAL PORTFOLIO:




                                                                               CLASS IA
                                                     ------------------------------------------------------------
                                                        SIX MONTHS                                   APRIL 3,
                                                           ENDED       YEAR ENDED DECEMBER 31,        1995 TO
                                                         JUNE 30,     --------------------------   DECEMBER 31,
                                                           1998            1997         1996           1995
                                                     ---------------- ------------- ------------ ----------------
                                                        (UNAUDITED)
Net asset value, beginning of period (a) ...........    $   10.27        $ 11.50      $  10.87      $   10.00
                                                        ---------        -------      --------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................         0.08           0.10          0.13           0.14
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....         1.20          (0.45)         0.94           0.98
                                                        ---------        -------      --------      ---------
 Total from investment operations ..................         1.28          (0.35)         1.07           1.12
                                                        ---------        -------      --------      ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............        (0.08)         (0.32)        (0.10)         (0.07)
 Dividends in excess of net investment income ......           --             --         (0.09)         (0.13)
 Distributions from realized gains .................           --          (0.56)        (0.25)         (0.05)
                                                        ---------        -------      --------      ---------
 Total dividends and distributions .................        (0.08)         (0.88)        (0.44)         (0.25)
                                                        ---------        -------      --------      ---------
Net asset value, end of period .....................    $   11.47        $ 10.27      $  11.50      $   10.87
                                                        =========        =======      ========      =========
Total return (d) ...................................        12.50%         (2.98)%        9.82%         11.29%
                                                        =========        =======      ========      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................    $ 218,271        $190,611     $151,907      $  28,684
Ratio of expenses to average net assets ............         1.08%(b)       1.08%         1.06%          1.03%(b)
Ratio of net investment income to average net
 assets ............................................         1.39%(b)       0.83%         1.10%          1.71%(b)
Portfolio turnover rate ............................           26%            59%           48%            56%

                                                                  CLASS IB
                                                     -----------------------------------
                                                         SIX MONTHS          MAY 1,
                                                            ENDED            1997 TO
                                                          JUNE 30,        DECEMBER 31,
                                                            1998              1997
                                                     ------------------ ----------------
                                                         (UNAUDITED)
Net asset value, beginning of period (a) ...........      $10.26           $   11.39
                                                          ------           ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................       0.07                 0.02
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....       1.20                (0.31)
                                                          ------           ---------
 Total from investment operations ..................       1.27                (0.29)
                                                          ------           ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............      (0.06)               (0.28)
 Dividends in excess of net investment income ......         --                   --
 Distributions from realized gains .................         --                (0.56)
                                                          ------           ---------
 Total dividends and distributions .................      (0.06)               (0.84)
                                                          ------           ---------
Net asset value, end of period .....................      $11.47           $   10.26
                                                          ======           =========
Total return (d) ...................................       12.36%              (2.54)%
                                                          ======           =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................      $5,582           $   3,286
Ratio of expenses to average net assets ............     1.32% (b)              1.38%(b)
Ratio of net investment income to average net
 assets ............................................     1.20% (b)              0.20%(b)
Portfolio turnover rate ............................       26%                    59%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE AGGRESSIVE STOCK PORTFOLIO:

                                                                         CLASS IA
                               ---------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                                 YEAR ENDED DECEMBER 31,
                                    JUNE 30,     ---------------------------------------------------------------------------
                                      1998            1997           1996           1995            1994           1993*
                               ----------------- -------------- -------------- -------------- --------------- --------------
                                  (UNAUDITED)
Net asset value, beginning
 of period (a) ...............     $  36.22        $    35.85     $    35.68     $    30.63         $    31.89     $    29.81
                                   --------        ----------     ----------     ----------         ---------      ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .....................         0.02              0.04           0.09           0.10              0.04            0.09
 Net realized and
  unrealized gain (loss)
  on investments .............         3.32              3.71           7.52           9.54             (1.26)           4.91
                                   --------        ----------     ----------     ----------         ---------      ----------
 Total from investment
  operations .................         3.34              3.75           7.61           9.64             (1.22)           5.00
                                   --------        ----------     ----------     ----------         ---------      ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........        (0.02)            (0.05)         (0.09)         (0.10)            (0.04)          (0.09)
 Dividends in excess of
  net investment
  income .....................           --                --          (0.00)            --                --              --
 Distributions from
  realized gains..............           --             (3.33)         (7.33)         (4.49)               --           (2.75)
 Distributions in excess
  of realized gains ..........           --                --          (0.02)            --                --           (0.07)
 Tax return of capital
  distributions ..............           --                --             --             --             (0.00)          (0.01)
                                   --------        ----------     ----------     ----------         ---------      ----------
 Total dividends and
  distributions ..............        (0.02)            (3.38)         (7.44)         (4.59)            (0.04)          (2.92)
                                   --------        ----------     ----------     ----------         ---------      ----------
Net asset value, end of
 period ......................     $  39.54        $    36.22     $    35.85     $    35.68         $    30.63     $    31.89
                                   ========        ==========     ==========     ==========         =========      ==========
Total return (d) .............         9.23%            10.94%         22.20%         31.63%             (3.81)%        16.77%
                                   ========        ==========     ==========     ==========         =========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .....................     $4,895,216      $4,589,771     $3,865,256     $2,700,515     $1,832,164     $1,557,332
Ratio of expenses to
 average net assets ..........         0.56%(b)          0.54%          0.48%          0.49%         0.49%           0.49%
Ratio of net investment
 income (loss) to average
 net assets ..................         0.13%(b)          0.11%          0.24%          0.28%  0.12 %                 0.28%
Portfolio turnover rate ......           49%              123%           108%           127%           92%             89%

                                                    CLASS IB
                               ---------------------------------------------------
                                   SIX MONTHS                       OCTOBER 2,
                                     ENDED         YEAR ENDED         1996 TO
                                    JUNE 30,      DECEMBER 31,     DECEMBER 31,
                                      1998            1997             1996
                               ----------------- -------------- ------------------
                                  (UNAUDITED)
Net asset value, beginning
 of period (a) ...............   $    36.13         $ 35.83        $    37.28
                                 ----------         -------        ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income
  (loss) .....................        (0.02)          (0.11)            (0.01)
 Net realized and
  unrealized gain (loss)
  on investments .............         3.31            3.77              0.85
                                 ----------         -------        ----------
 Total from investment
  operations .................         3.29            3.66              0.84
                                 ----------         -------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........           --           (0.03)               --
 Dividends in excess of
  net investment
  income .....................           --              --             (0.02)
 Distributions from
  realized gains..............           --           (3.33)            (0.23)
 Distributions in excess
  of realized gains ..........           --              --             (2.04)
 Tax return of capital
  distributions ..............           --              --                --
                                 ----------         -------        ----------
 Total dividends and
  distributions ..............           --           (3.36)            (2.29)
                                 ----------         -------        ----------
Net asset value, end of
 period ......................   $    39.42         $ 36.13        $    35.83
                                 ==========         =======        ==========
Total return (d) .............         9.10%          10.66%             2.32%
                                 ==========         =======        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .....................   $  127,199         $73,486        $      613
Ratio of expenses to
 average net assets ..........         0.81% (b)       0.81%             0.73%(b)
Ratio of net investment
 income (loss) to average
 net assets ..................        (0.12)%(b)      (0.28)%           (0.10)%(b)
Portfolio turnover rate ......           49%            123%              108%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE SMALL CAP GROWTH PORTFOLIO:

                                                                          CLASS IA                          CLASS IB
                                                               ------------------------------   ----------------------------
                                                                  SIX MONTHS       MAY 1,        SIX MONTHS        MAY 1,
                                                                    ENDED          1997 TO          ENDED          1997 TO
                                                                   JUNE 30,     DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                     1998           1997            1998            1997
                                                               --------------- --------------   ----------      ------------
                                                                 (UNAUDITED)                     (UNAUDITED)
Net asset value, beginning of period (a) .....................    $ 12.35        $  10.00       $    12.34       $    10.00
                                                                  -------        --------       ----------       ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ................................         --            0.01            (0.01)           (0.01)
 Net realized and unrealized gain on investments .............       1.02            2.65             1.01             2.65
                                                                  -------        --------       ----------       ----------
 Total from investment operations ............................       1.02            2.66             1.00             2.64
                                                                  -------        --------       ----------       ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................      (0.00)          (0.01)              --            (0.00)
 Distributions from realized gains ...........................         --           (0.30)              --            (0.30)
                                                                  -------        --------       ----------       ----------
 Total dividends and distributions ...........................      (0.00)          (0.31)              --            (0.30)
                                                                  -------        --------       ----------       ----------
Net asset value, end of period ...............................    $ 13.37        $  12.35       $    13.34       $    12.34
                                                                  =======        ========       ==========       ==========
Total return (d) .............................................       8.21%          26.74%            8.13%           26.57%
                                                                  =======        ========       ==========       ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................    $186,354       $ 94,676       $   90,282       $   46,324
Ratio of expenses to average net assets ......................       0.97%(b)        0.95%(b)         1.20%(b)         1.15%(b)
Ratio of net investment income (loss) to average net assets ..       0.06%(b)        0.10%(b)        (0.19)%(b)       (0.12)%(b)
Portfolio turnover rate ......................................         44%             96%              44%              96%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:

                                                                     CLASS IA
                                ----------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                    SIX MONTHS    ----------------------------------------------------------------
                                      ENDED
                                     JUNE 30,
                                       1998           1997         1996         1995         1994         1993*
                                ----------------- ------------ ------------ ------------ ------------ ------------
                                   (UNAUDITED)
Net asset value, beginning
 of period (a) ................    $   11.89        $  11.29     $  11.52     $  10.15     $ 11.12       $  10.94
                                   ---------        --------     --------     --------     -------       --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ........         0.25            0.49         0.50         0.60        0.55           0.52
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ................         0.69            0.97         0.07         1.43       (1.00)          0.65
                                   ---------        --------     --------     --------     -------       --------
 Total from investment
  operations ..................         0.94            1.46         0.57         2.03       (0.45)          1.17
                                   ---------        --------     --------     --------     -------       --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...........        (0.24)          (0.49)       (0.51)       (0.59)      (0.52)         (0.50)
 Dividends in excess of net
  investment income ...........           --              --           --           --          --          (0.00)
 Distributions from
  realized gains ..............           --           (0.37)       (0.27)       (0.07)         --          (0.49)
 Distributions in excess of
  realized gains ..............           --              --        (0.02)          --          --             --
                                   ---------        --------     --------     --------     -------       --------
 Total dividends and
  distributions ...............        (0.24)          (0.86)       (0.80)       (0.66)      (0.52)         (0.99)
                                   ---------        --------     --------     --------     -------       --------
Net asset value, end of
 period .......................    $   12.59        $  11.89     $  11.29     $  11.52     $ 10.15       $  11.12
                                   =========        ========     ========     ========     =======       ========
Total return (d) ..............         7.93%          13.25%        5.21%       20.40%      (4.10)%        10.76%
                                   =========        ========     ========     ========     =======       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ......................    $ 331,530        $307,847     $282,402     $252,101     $173,691      $114,418
Ratio of expenses to
 average net assets ...........         0.53%(b)        0.57%        0.61%        0.59%       0.59%         0.60%
Ratio of net investment
 income to average net
 assets .......................         4.08%(b)        4.17%        4.48%        5.48%       5.22%         4.49%
Portfolio turnover rate .......           43%            206%         181%         287%        228%          178%

                                            CLASS IB
                                ---------------------------------
                                    SIX MONTHS         MAY 1,
                                      ENDED           1997 TO
                                     JUNE 30,       DECEMBER 31,
                                       1998             1997
                                ----------------- ---------------
                                   (UNAUDITED)
Net asset value, beginning
 of period (a) ................    $   11.88         $  11.29
                                   ---------         --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ........         0.24             0.31
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ................         0.69             1.01
                                   ---------         --------
 Total from investment
  operations ..................         0.93             1.32
                                   ---------         --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...........        (0.22)           (0.36)
 Dividends in excess of net
  investment income ...........           --               --
 Distributions from
  realized gains ..............           --            (0.37)
 Distributions in excess of
  realized gains ..............           --               --
                                   ---------         --------
 Total dividends and
  distributions ...............        (0.22)           (0.73)
                                   ---------         --------
Net asset value, end of
 period .......................    $   12.59         $  11.88
                                   =========         ========
Total return (d) ..............         7.81%           11.84%
                                   =========         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ......................    $  15,481         $  5,694
Ratio of expenses to
 average net assets ...........         0.78%(b)         0.80%(b)
Ratio of net investment
 income to average net
 assets .......................         3.85%(b)         3.82%(b)
Portfolio turnover rate .......           43%             206%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE BALANCED PORTFOLIO:

                                                                           CLASS IA
                                                                        --------------
                                                      SIX MONTHS          YEAR ENDED
                                                         ENDED           DECEMBER 31,
                                                       JUNE 30,         --------------
                                                         1998                 1997
                                                  ------------------    --------------
                                                      (UNAUDITED)
Net asset value, beginning of period (a) ........     $  17.58            $    16.64
                                                      --------            ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................         0.29                  0.58
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................         1.65                  1.86
                                                      --------            ----------
 Total from investment operations ...............         1.94                  2.44
                                                      --------            ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........        (0.28)                (0.59)
 Dividends in excess of net investment
  income ........................................           --                    --
 Distributions from realized gains ..............           --                 (0.91)
 Distributions in excess of realized gains ......           --                    --
 Tax return of capital distributions ............           --                    --
                                                      --------            ----------
 Total dividends and distributions ..............        (0.28)                (1.50)
                                                      --------            ----------
Net asset value, end of period ..................     $  19.24            $    17.58
                                                      ========            ==========
Total return (d) ................................        11.04%                15.06%
                                                      ========            ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $1,885,867            $1,724,089
Ratio of expenses to average net assets .........         0.45%(b)              0.45%
Ratio of net investment income to average net
 assets .........................................         3.09%(b)              3.30%
Portfolio turnover rate .........................           40%                  146%



                                                                            CLASS IA
                                                    -----------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------
                                                       1996           1995              1994           1993*
                                                    ----------     ----------         ---------      ----------
Net asset value, beginning of period (a) ........   $    16.76     $    14.87         $    16.67     $    16.19
                                                    ----------     ----------         ---------      ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................         0.53           0.54              0.45            0.50
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ..................................         1.31           2.36             (1.78)           1.46
                                                    ----------     ----------         ---------      ----------
 Total from investment operations ...............         1.84           2.90             (1.33)           1.96
                                                    ----------     ----------         ---------      ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........        (0.53)         (0.54)            (0.44)          (0.50)
 Dividends in excess of net investment
  income ........................................           --             --             (0.03)             --
 Distributions from realized gains ..............        (1.40)         (0.47)               --           (0.95)
 Distributions in excess of realized gains ......        (0.03)            --                --           (0.03)
 Tax return of capital distributions ............           --             --             (0.00)             --
                                                    ----------     ----------         ---------      ----------
 Total dividends and distributions ..............        (1.96)         (1.01)            (0.47)          (1.48)
                                                    ----------     ----------         ---------      ----------
Net asset value, end of period ..................   $    16.64     $    16.76         $   14.87      $    16.67
                                                    ==========     ==========         =========      ==========
Total return (d) ................................        11.68%         19.75%            (8.02)%         12.28%
                                                    ==========     ==========         =========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............   $1,637,856     $1,523,142        $1,329,820      $1,364,640
Ratio of expenses to average net assets .........         0.41%          0.40%             0.39%           0.39%
Ratio of net investment income to average net
 assets .........................................         3.15%          3.33%             2.87%           2.99%
Portfolio turnover rate .........................          177%           186%              115%             99%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1998

ALLIANCE GROWTH INVESTORS PORTFOLIO:

                                                                      CLASS IA
                               ---------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                             YEAR ENDED DECEMBER 31,
                                    JUNE 30,      --------------------------------------------------------------------
                                      1998             1997           1996          1995         1994         1993*
                               ------------------ -------------- -------------- ------------ ------------ ------------
                                   (UNAUDITED)
Net asset value, beginning
 of period (a) ...............     $  18.55         $    17.20     $    17.68     $  14.66     $ 15.61      $  14.69
                                   --------         ----------     ----------     --------     -------      --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income........         0.21               0.41           0.40         0.57        0.50          0.43
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ...............         1.95               2.43           1.66         3.24       (0.98)         1.79
                                   --------         ----------     ----------     --------     -------      --------
 Total from investment
  operations .................         2.16               2.84           2.06         3.81       (0.48)         2.22
                                   --------         ----------     ----------     --------     -------      --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........        (0.20)             (0.46)         (0.40)       (0.54)      (0.46)        (0.42)
 Dividends in excess of
  net investment
  income .....................           --                 --          (0.03)       (0.01)      (0.01)           --
 Distributions from
  realized gains..............           --              (1.03)         (2.10)       (0.24)         --         (0.88)
 Distributions in excess
  of realized gains ..........           --                 --          (0.01)          --          --            --
                                   --------         ----------     ----------     --------     -------      --------
 Total dividends and
  distributions ..............        (0.20)             (1.49)         (2.54)       (0.79)      (0.47)        (1.30)
                                   --------         ----------     ----------     --------     -------      --------
Net asset value, end of
 period ......................     $  20.51         $    18.55     $    17.20     $  17.68     $ 14.66      $  15.61
                                   ========         ==========     ==========     ========     =======      ========
Total return (d) .............        11.70%             16.87%         12.61%       26.37%      (3.15)%       15.26%
                                   ========         ==========     ==========     ========     =======      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .....................     $1,851,126       $1,630,389     $1,301,643     $896,134     $492,478     $278,467
Ratio of expenses to
 average net assets ..........         0.55%(b)           0.57%          0.57%        0.56%       0.59%         0.62%
Ratio of net investment
 income to average net
 assets ......................         2.15%(b)           2.18%          2.31%        3.43%       3.32%         2.71%
Portfolio turnover rate ......           50%               121%           190%         107%        131%          118%

                                                  CLASS IB
                               ----------------------------------------------
                                  SIX MONTHS                     OCTOBER 2,
                                    ENDED        YEAR ENDED       1996 TO
                                   JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                     1998           1997            1996
                               --------------- -------------- ---------------
                                 (UNAUDITED)
Net asset value, beginning
 of period (a) ...............    $  18.52        $ 17.19        $  16.78
                                  --------        -------        --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income........        0.19           0.36            0.07
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions ...............        1.95           2.43            0.71
                                  --------        -------        --------
 Total from investment
  operations .................        2.14           2.79            0.78
                                  --------        -------        --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..........       (0.17)         (0.43)          (0.02)
 Dividends in excess of
  net investment
  income .....................          --             --           (0.09)
 Distributions from
  realized gains..............          --          (1.03)          (0.02)
 Distributions in excess
  of realized gains ..........          --             --           (0.24)
                                  --------        -------        --------
 Total dividends and
  distributions ..............       (0.17)         (1.46)          (0.37)
                                  --------        -------        --------
Net asset value, end of
 period ......................    $  20.49        $ 18.52        $  17.19
                                  ========        =======        ========
Total return (d) .............       11.56%         16.58%           4.64%
                                  ========        =======        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .....................    $ 60,504        $35,730        $    472
Ratio of expenses to
 average net assets ..........        0.80%(b)       0.82%           0.84%(b)
Ratio of net investment
 income to average net
 assets ......................        1.92%(b)       1.88%           1.69%(b)
Portfolio turnover rate ......          50%           121%            190%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
June 30, 1998

* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. ("Alliance") acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

(a) Date as of which funds were first allocated to the Portfolios are as follows:

      Class IA:

      Alliance Common Stock Portfolio--June 16, 1975
      Alliance Money Market Portfolio--July 13, 1981
      Alliance Balanced Portfolio--January 27, 1986
      Alliance Aggressive Stock Portfolio--January 27, 1986
      Alliance High Yield Portfolio--January 2, 1987
      Alliance Global Portfolio--August 27, 1987
      Alliance Conservative Investors Portfolio--October 2, 1989
      Alliance Growth Investors Portfolio--October 2, 1989
      Alliance Intermediate Government Securities Portfolio--April 1, 1991 Alliance Quality Bond Portfolio--October 1, 1993
      Alliance Growth and Income Portfolio--October 1, 1993
      Alliance Equity Index Portfolio--March 1, 1994
      Alliance International Portfolio--April 3, 1995
      Alliance Small Cap Growth Portfolio--May 1, 1997

      Class IB:

     Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.
     Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.

(b)  Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e) On February 22, 1994, shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.